                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-10321

                        RIVERSOURCE MANAGERS SERIES, INC.
               (Exact name of registrant as specified in charter)

         50606 Ameriprise Financial Center, Minneapolis, Minnesota 55474
               (Address of principal executive offices) (Zip code)

   Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (612) 671-1947

Date of fiscal year end: 5/31

Date of reporting period: 11/30

Semiannual Report

                                                  (RIVERSOURCE INVESTMENTS LOGO)

RIVERSOURCE(R)
AGGRESSIVE GROWTH FUND

SEMIANNUAL REPORT FOR
THE PERIOD ENDED
NOVEMBER 30, 2007


RIVERSOURCE AGGRESSIVE GROWTH FUND
SEEKS TO PROVIDE SHAREHOLDERS WITH
LONG-TERM CAPITAL GROWTH.

TABLE OF CONTENTS

Fund Snapshot.......................      3

Performance Summary.................      5

Questions & Answers
   with Portfolio Management........      8

Fund Expenses Example...............     12

Portfolio of Investments............     14

Financial Statements................     19

Notes to Financial Statements.......     25

Proxy Voting........................     47

Change in Independent Registered
   Public Accounting Firm...........     48

          (DALBAR LOGO)

The RiverSource mutual fund
shareholder reports have been
awarded the Communications Seal
from Dalbar Inc., an independent
financial services research firm.
The Seal recognizes communications
demonstrating a level of
excellence in the industry.
--------------------------------------------------------------------------------

 2 RIVERSOURCE AGGRESSIVE GROWTH FUND -- 2007 SEMIANNUAL REPORT

FUND SNAPSHOT AT NOV. 30, 2007 (UNAUDITED)

FUND OBJECTIVE

RiverSource Aggressive Growth Fund seeks to provide shareholders with long-term capital growth.

SECTOR BREAKDOWN*

Percentage of portfolio assets
(PIE CHART)

Industrials                                                  21.3%
Information Technology                                       19.7%
Consumer Discretionary                                       14.0%
Health Care                                                  13.7%
Energy                                                        7.5%
Financials                                                    5.7%
Other(1)                                                     18.1%

 * Sectors can be comprised of several industries. Please refer to the section entitled "Portfolio of Investments" for a complete listing. No single industry exceeds 25% of portfolio assets.
(1) Includes Materials 5.5%, Telecommunication Services 4.2%, Consumer Staples 2.7%, Utilities 1.9% and Cash & Cash Equivalents(2) 3.8%.
(2) Of the 3.8%, 1.7% is due to security lending activity and 2.1% is the Fund's cash equivalent position.

TOP TEN HOLDINGS

Percentage of portfolio assets

Precision Castparts                   2.8%
BE Aerospace                          2.6%
GameStop Cl A                         2.5%
Express Scripts                       2.3%
Owens-Illinois                        2.1%
Nintendo                              1.9%
First Solar                           1.8%
Thermo Fisher Scientific              1.8%
NII Holdings                          1.7%
SBA Communications Cl A               1.6%

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Investments in mid-capitalization companies often involve greater risks and potential volatility than investments in larger, more established companies.
--------------------------------------------------------------------------------

                 RIVERSOURCE AGGRESSIVE GROWTH FUND -- 2007 SEMIANNUAL REPORT  3

FUND SNAPSHOT AT NOV. 30, 2007 (UNAUDITED)

STYLE MATRIX


          STYLE
VALUE    BLEND    GROWTH
                           LARGE
                  X        MEDIUM        SIZE
                           SMALL

Shading within the style matrix indicates areas in which the Fund generally invests.

The style matrix can be a valuable tool for constructing and monitoring your portfolio. It provides a frame of reference for distinguishing the types of stocks or bonds owned by a mutual fund, and serves as a guideline for helping you build a portfolio.

Investment products, including shares of mutual funds, are not federally or FDIC-insured, are not deposits or obligations of, or guaranteed by any financial institution, and involve investment risks including possible loss of principal and fluctuation in value.
PORTFOLIO MANAGERS

AMERICAN CENTURY INVESTMENT MANAGEMENT, INC.

                             YEARS IN INDUSTRY
Glenn Fogle, CFA                    20
David Hollond                        9
Bradley Eixmann, CFA                 9

TURNER INVESTMENT PARTNERS, LLC

                             YEARS IN INDUSTRY
Christopher McHugh                  22
Jason Schrotberger, CFA             14
Tara Hedlund, CFA                   13

FUND FACTS

                        TICKER SYMBOL   INCEPTION DATE
Class A                      ASGFX            04/24/03
Class B                      ARGBX            04/24/03
Class C                      RAGCX            04/24/03
Class I                      APAIX            03/04/04
Class R2                        --            12/11/06
Class R3                        --            12/11/06
Class R4                     RSASX            04/24/03
Class R5                        --            12/11/06
Total net assets                        $616.4 million
Number of holdings                                 154

--------------------------------------------------------------------------------

 4 RIVERSOURCE AGGRESSIVE GROWTH FUND -- 2007 SEMIANNUAL REPORT

PERFORMANCE SUMMARY

                             PERFORMANCE COMPARISON
                  For the six-month period ended Nov. 30, 2007

                                  (BAR CHART)

RiverSource Aggressive Growth Fund Class A
  (excluding sales charge)                              +9.95%

Russell Midcap(R) Growth Index(1) (unmanaged)           -1.60%

Lipper Mid-Cap Growth Funds Index(2)                    +4.34%

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial institution or visiting riversource.com/funds.

The 5.75% sales charge applicable to Class A shares of the Fund is not reflected in the bar chart. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses.

The indices do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes.

It is not possible to invest directly in an index.

(1) The Russell Midcap Growth Index, an unmanaged index, measures the performance of those stocks in the Russell Midcap Index with higher price-to-book ratios and higher forecasted growth values. The stocks in the index are also members of the Russell 1000(R) Growth Index. The index reflects reinvestment of all distributions and changes in market prices.
(2) The Lipper Mid-Cap Growth Funds Index includes the 30 largest mid-cap growth funds tracked by Lipper Inc. The index's returns include net reinvested dividends. The Fund's performance is currently measured against this index for purposes of determining the performance incentive adjustment.

ANNUAL OPERATING EXPENSE RATIO (AS OF THE CURRENT PROSPECTUS)

                                                  TOTAL                   NET EXPENSES(A)
Class A                                           1.58%                        1.27%
Class B                                           2.36%                        2.04%
Class C                                           2.35%                        2.03%
Class I                                           0.96%                        0.82%
Class R2                                          1.72%                        1.62%
Class R3                                          1.53%                        1.37%
Class R4                                          1.31%                        1.12%
Class R5                                          1.02%                        0.87%

(a) The Investment Manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until May 31, 2008, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment (that decreased the management fee by 0.07%), will not exceed 1.34% for Class A, 2.11% for Class B, 2.10% for Class C, 0.89% for Class I, 1.69% for Class R2, 1.44% for Class R3, 1.19% for Class R4 and 0.94% for Class R5.
--------------------------------------------------------------------------------

                 RIVERSOURCE AGGRESSIVE GROWTH FUND -- 2007 SEMIANNUAL REPORT  5

PERFORMANCE SUMMARY

AVERAGE ANNUAL TOTAL RETURNS

AT NOV. 30, 2007
                                                                       SINCE
WITHOUT SALES CHARGE                 6 MONTHS*   1 YEAR    3 YEARS   INCEPTION
 Class A (inception 4/24/03)           +9.95%    +28.85%   +16.65%    +20.36%
 Class B (inception 4/24/03)           +9.53%    +27.95%   +15.76%    +19.44%
 Class C (inception 4/24/03)           +9.53%    +27.95%   +15.76%    +19.44%
 Class I (inception 3/4/04)           +10.23%    +29.52%   +17.06%    +13.96%
 Class R2 (inception 12/11/06)        +10.01%       N/A       N/A     +26.77%*
 Class R3 (inception 12/11/06)        +10.20%       N/A       N/A     +27.12%*
 Class R4 (inception 4/24/03)         +10.19%    +29.16%   +16.89%    +20.59%
 Class R5 (inception 12/11/06)        +10.17%       N/A       N/A     +27.47%*

WITH SALES CHARGE
 Class A (inception 4/24/03)           +3.64%    +21.47%   +14.37%    +18.82%
 Class B (inception 4/24/03)           +4.53%    +22.95%   +14.75%    +19.21%
 Class C (inception 4/24/03)           +8.53%    +26.95%   +15.76%    +19.44%

--------------------------------------------------------------------------------

 6 RIVERSOURCE AGGRESSIVE GROWTH FUND -- 2007 SEMIANNUAL REPORT

PERFORMANCE SUMMARY

AT DEC. 31, 2007
                                                                       SINCE
WITHOUT SALES CHARGE                 6 MONTHS*   1 YEAR    3 YEARS   INCEPTION
 Class A (inception 4/24/03)          +11.32%    +31.38%   +15.65%    +20.37%
 Class B (inception 4/24/03)          +10.74%    +30.15%   +14.72%    +19.44%
 Class C (inception 4/24/03)          +10.74%    +30.15%   +14.72%    +19.44%
 Class I (inception 3/4/04)           +11.48%    +31.88%   +16.04%    +14.12%
 Class R2 (inception 12/11/06)        +11.28%    +30.92%      N/A     +27.07%
 Class R3 (inception 12/11/06)        +11.36%    +31.28%      N/A     +27.40%
 Class R4 (inception 4/24/03)         +11.45%    +31.67%   +15.86%    +20.60%
 Class R5 (inception 12/11/06)        +11.42%    +31.75%      N/A     +27.83%

WITH SALES CHARGE
 Class A (inception 4/24/03)           +4.96%    +23.85%   +13.41%    +18.86%
 Class B (inception 4/24/03)           +5.74%    +25.15%   +13.70%    +19.22%
 Class C (inception 4/24/03)           +9.74%    +29.15%   +14.72%    +19.44%

Class A share performance reflects the maximum sales charge of 5.75%. Class B share performance reflects a contingent deferred sales charge (CDSC) applied as follows: first year 5%; second and third years 4%; fourth year 3%; fifth year 2%; sixth year 1%; no sales charge thereafter. Class C shares may be subject to a 1% CDSC if shares are sold within one year after purchase. Sales charges do not apply to Class I, Class R2, Class R3, Class R4 and Class R5 shares. Class I, Class R2, Class R3, Class R4 and Class R5 are available to institutional investors only.

* Not annualized.

--------------------------------------------------------------------------------

                 RIVERSOURCE AGGRESSIVE GROWTH FUND -- 2007 SEMIANNUAL REPORT  7

QUESTIONS & ANSWERS WITH PORTFOLIO MANAGEMENT

RiverSource Aggressive Growth Fund returned 9.95% (Class A shares, excluding sales charge) for the semiannual period ended Nov. 30, 2007, significantly outperforming the Fund's benchmark, the Russell Midcap(R) Growth Index (Russell Index), which declined 1.60%. For the same period, the Fund also outperformed its peer group, as represented by the Lipper Mid-Cap Growth Funds Index, which increased 4.34%. American Century Investment Management, Inc. (American Century) and Turner Investment Partners, LLC (Turner) each managed approximately 54% and 46% of the Fund's portfolio, respectively.

Q: What factors affected performance for your portion of the Fund during the semiannual period?

   AMERICAN CENTURY: The portion of the Fund that we manage far surpassed performance of the Russell Index during the period with effective stock selection accounting for the vast majority of returns. Selection was particularly favorable within the industrials, consumer discretionary and information technology sectors. An overweight in telecommunications services had a slight negative effect on return.

   Within the industrials sector, our portion of the portfolio benefited from an emphasis on the aerospace and defense industry and stock selection within that group. Holdings of Precision Castparts, a metal components maker, and BE Aerospace, which supplies aircraft cabin products, contributed to relative gains. Both companies benefited from a replacement cycle in the airline industry, a trend that we believe will continue into 2010-2011. The portfolio also benefited from its holdings of construction and engineering company Foster Wheeler, which builds power plants and refineries -- the company's shares rose sharply.

   Having an underweight in the consumer discretionary sector was advantageous as was stock selection within the sector. Holdings of GameStop benefited performance; the video game retailer advanced on the heels of a robust video game cycle.

   WITHIN THE INDUSTRIALS SECTOR, OUR PORTION OF THE PORTFOLIO BENEFITED FROM AN EMPHASIS ON THE AEROSPACE AND DEFENSE INDUSTRY AND STOCK SELECTION WITHIN THAT GROUP. - AMERICAN CENTURY


--------------------------------------------------------------------------------

 8 RIVERSOURCE AGGRESSIVE GROWTH FUND -- 2007 SEMIANNUAL REPORT

QUESTIONS & ANSWERS

   Within the technology sector, Nintendo was the largest single contributor to portfolio performance. Strong demand for the company's Wii interactive game system continued to outstrip supply, helping Nintendo's share price climb sharply. Holdings of Apple also contributed to performance. The computer and peripherals maker has benefited from its recent introduction of the iPhone.

   Within telecommunications, we continued to emphasize the wireless telecommunications industry, maintaining a weighting larger than that of the Russell Index. Although this positioning has aided portfolio returns in previous reporting periods, it detracted from performance during the six-month period. However, select holdings within the group, including wireless tower operator SBA Communications and wireless provider Millicom Intl Cellular, contributed to our portion of the portfolio's results during the period.

   TURNER: Performance results in the portion of the portfolio we manage exceeded the return of the Russell Index during the six-month period. In the mid-cap universe, growth stocks significantly outperformed value stocks.

   The portfolio's stock selection was effective, with eight of 10 sector positions surpassing their corresponding sectors of the Russell Index. Contributing the most excess return were holdings in three sectors: consumer discretionary, energy and health care. Holdings that added value for the six-month period included casino operator Wynn Resorts, alternative energy company First Solar, oil and gas services company Cameron Intl, medical technology company Intuitive Surgical and biotechnology firm Alexion Pharmaceuticals.

   The consumer discretionary sector had the most significant positive impact on return. Within the sector, GameStop delivered strong results due to a robust software release schedule, an increase in next generation console sales and continued strength in sales of handheld devices.

   The technology sector detracted from returns, as did the utilities sector, which experienced the worst performance. Stocks with poor performance included wireless communications providers NII Holdings and Leap Wireless Intl, semiconductor maker Marvell Technology Group and F5 Networks, a provider of computer network software.

--------------------------------------------------------------------------------

                 RIVERSOURCE AGGRESSIVE GROWTH FUND -- 2007 SEMIANNUAL REPORT  9

QUESTIONS & ANSWERS

Q: What changes did you make to your portion of the Fund's portfolio during the period?

   AMERICAN CENTURY: Changes to our portion of the portfolio were minimal during the semi-annual period. We continued to focus on companies benefiting from the building of global infrastructure. We continued to avoid mortgage lenders and thrifts, which have been dragged down by the issues surrounding subprime lending.

   TURNER: In keeping with our investment philosophy, we kept our segment of the portfolio sector neutral compared to the Russell Index. However, throughout the period, we made slight modifications to the portfolio's industry weights. Key changes during the period included increases in our portion of the portfolio's holdings of pharmaceutical firms, electronic component makers and oilfield services and equipment companies. We reduced positions in the apparel/footwear and medical specialties industries.

   INVESTMENT TERM

   SECTOR NEUTRAL: Refers to a mutual fund's sector weighting relative to its benchmark index. If a fund is positioned as sector neutral, the sector weightings are identical or very close to those of the index.


Q: How do you intend to manage your portion of the Fund in the coming months?

   AMERICAN CENTURY: Our investment process focuses on medium-sized and smaller companies with accelerating earnings growth rates and share price momentum. We expect to maintain a substantial weight in the aerospace area, in particular, which continues to benefit from what we believe to be long-term trends.

   TURNER: We think the stock market can draw strength from the continued health of the global economy, which should help bolster corporate earnings in the U.S. and around the world. Corporate America's second-quarter profits rose about 8%, a rate that was below the double-digit norm of the past three years, but still above the long-term average of 7.6%. We think profit growth may again reach the low double digits in the fourth quarter. As long as earnings stay reasonably healthy, we think the stock market is in little danger of morphing from a bull to a bear in the near term.

--------------------------------------------------------------------------------

 10 RIVERSOURCE AGGRESSIVE GROWTH FUND -- 2007 SEMIANNUAL REPORT

QUESTIONS & ANSWERS

   WE THINK THE STOCK MARKET CAN DRAW STRENGTH FROM THE CONTINUED HEALTH OF THE GLOBAL ECONOMY, WHICH SHOULD HELP BOLSTER CORPORATE EARNINGS IN THE U.S. AND AROUND THE WORLD. - TURNER

   In managing our portion of the portfolio, our focus, as always, is on owning stocks that we think have superior earnings prospects. We currently favor shares of companies in the following industries: Internet-related, luxury-retailing, consulting, brokerage, investment-exchange, mining, energy services, natural gas utilities, specialty pharmaceutical, biotechnology, semiconductor, data-networking and wireless communications.

Any specific securities mentioned are for illustrative purposes only and are not a complete list of securities that have increased or decreased in value. The views expressed in this statement reflect those of the portfolio manager(s) only through the end of the period of the report as stated on the cover and do not necessarily represent the views of RiverSource Investments, LLC (RiverSource) or any subadviser to the Fund or any other person in the RiverSource or subadviser organizations. Any such views are subject to change at any time based upon market or other conditions and RiverSource disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a RiverSource Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any RiverSource Fund.
--------------------------------------------------------------------------------

                RIVERSOURCE AGGRESSIVE GROWTH FUND -- 2007 SEMIANNUAL REPORT  11

FUND EXPENSES EXAMPLE

(UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, which may include management fees; distribution and service (12b-1) fees; and other Fund fees and expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. In addition to the ongoing expenses which the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). The Fund's indirect expense from investing in the acquired funds is based on the Fund's pro rata portion of the cumulative expenses charged by the acquired funds using the acquired funds expense ratio as of the most recent shareholder report.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the six months ended Nov 30, 2007.

ACTUAL EXPENSES

The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses paid during the period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------

 12 RIVERSOURCE AGGRESSIVE GROWTH FUND -- 2007 SEMIANNUAL REPORT

                               BEGINNING        ENDING         EXPENSES
                             ACCOUNT VALUE   ACCOUNT VALUE    PAID DURING     ANNUALIZED
                             JUNE 1, 2007    NOV. 30, 2007   THE PERIOD(A)   EXPENSE RATIO
 Class A
   Actual(b)                    $1,000         $1,099.50        $ 7.30           1.39%
   Hypothetical
   (5% return before
   expenses)                    $1,000         $1,018.05        $ 7.01           1.39%
 Class B
   Actual(b)                    $1,000         $1,095.30        $11.31           2.16%
   Hypothetical
   (5% return before
   expenses)                    $1,000         $1,014.20        $10.88           2.16%
 Class C
   Actual(b)                    $1,000         $1,095.30        $11.26           2.15%
   Hypothetical
   (5% return before
   expenses)                    $1,000         $1,014.25        $10.83           2.15%
 Class I
   Actual(b)                    $1,000         $1,102.30        $ 4.94            .94%
   Hypothetical
   (5% return before
   expenses)                    $1,000         $1,020.30        $ 4.75            .94%
 Class R2
   Actual(b)                    $1,000         $1,100.10        $ 9.14           1.74%
   Hypothetical
   (5% return before
   expenses)                    $1,000         $1,016.30        $ 8.77           1.74%
 Class R3
   Actual(b)                    $1,000         $1,102.00        $ 7.83           1.49%
   Hypothetical
   (5% return before
   expenses)                    $1,000         $1,017.55        $ 7.52           1.49%
 Class R4
   Actual(b)                    $1,000         $1,101.90        $ 6.62           1.26%
   Hypothetical
   (5% return before
   expenses)                    $1,000         $1,018.70        $ 6.36           1.26%
 Class R5
   Actual(b)                    $1,000         $1,101.70        $ 5.20            .99%
   Hypothetical
   (5% return before
   expenses)                    $1,000         $1,020.05        $ 5.00            .99%

(a) Expenses are equal to the Fund's annualized expense ratio as indicated above, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).
(b) Based on the actual return for the six months ended Nov. 30, 2007: +9.95% for Class A, +9.53% for Class B, +9.53% for Class C, +10.23% for Class I, +10.01% for Class R2, +10.20% for Class R3, +10.19% for Class R4 and +10.17% for Class R5.

--------------------------------------------------------------------------------

                RIVERSOURCE AGGRESSIVE GROWTH FUND -- 2007 SEMIANNUAL REPORT  13

PORTFOLIO OF INVESTMENTS

NOV. 30, 2007 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES

COMMON STOCKS (98.1%)
ISSUER                                            SHARES                    VALUE(A)
AEROSPACE & DEFENSE (6.1%)
Alliant Techsystems                                   27,062(b)           $3,161,653
BE Aerospace                                         349,940(b)           16,447,180
Goodrich                                              22,346               1,593,046
Precision Castparts                                  117,336              17,288,287
                                                                     ---------------
Total                                                                     38,490,166
------------------------------------------------------------------------------------

AIR FREIGHT & LOGISTICS (0.9%)
CH Robinson Worldwide                                 73,710               3,799,751
Expeditors Intl Washington                            40,370               1,894,160
                                                                     ---------------
Total                                                                      5,693,911
------------------------------------------------------------------------------------

AUTO COMPONENTS (0.4%)
Goodyear Tire & Rubber                                77,860(b)            2,238,475
------------------------------------------------------------------------------------

BEVERAGES (1.4%)
Molson Coors Brewing Cl B                             34,370               1,850,481
Pepsi Bottling Group                                 160,774               6,860,226
                                                                     ---------------
Total                                                                      8,710,707
------------------------------------------------------------------------------------

BIOTECHNOLOGY (2.8%)
Alexion Pharmaceuticals                               70,493(b)            5,126,251
BioMarin Pharmaceutical                               70,791(b)            1,946,753
Celgene                                               37,655(b)            2,317,665
Myriad Genetics                                       29,025(b)            1,399,005
Onyx Pharmaceuticals                                  82,427(b)            4,495,569
United Therapeutics                                   21,430(b)            2,144,714
                                                                     ---------------
Total                                                                     17,429,957
------------------------------------------------------------------------------------

CAPITAL MARKETS (3.6%)
Affiliated Managers Group                             17,370(b)            2,158,223
BlackRock                                              8,451               1,676,425
GFI Group                                             35,301(b)            3,437,611
Janus Capital Group                                   75,774               2,543,733
Northern Trust                                        54,410               4,406,666
SEI Investments                                       76,261               2,365,616
T Rowe Price Group                                    93,210               5,730,551
                                                                     ---------------
Total                                                                     22,318,825
------------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)

CHEMICALS (3.1%)
Air Products & Chemicals                              38,880              $3,850,675
Flotek Inds                                           43,339(b)            1,597,476
Monsanto                                              70,385               6,994,157
Mosaic                                                67,172(b)            4,644,944
Terra Inds                                            50,155(b)            1,894,856
                                                                     ---------------
Total                                                                     18,982,108
------------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES (1.5%)
Covanta Holding                                       53,360(b)            1,440,186
FTI Consulting                                        67,398(b)            3,841,686
Stericycle                                            42,930(b)            2,526,431
Waste Connections                                     43,900(b)            1,397,337
                                                                     ---------------
Total                                                                      9,205,640
------------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT (2.9%)
Ciena                                                100,960(b)            4,440,221
Foundry Networks                                     313,776(b)            5,531,871
Juniper Networks                                     273,961(b)            8,142,121
                                                                     ---------------
Total                                                                     18,114,213
------------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS (1.6%)
Apple                                                 28,526(b)            5,198,007
Seagate Technology                                    92,200(c)            2,377,838
Synaptics                                             41,666(b)            2,314,130
                                                                     ---------------
Total                                                                      9,889,975
------------------------------------------------------------------------------------

CONSTRUCTION & ENGINEERING (3.0%)
Foster Wheeler                                        54,698(b)            8,150,002
Quanta Services                                      284,749(b)            7,796,428
Shaw Group                                            42,950(b)            2,723,889
                                                                     ---------------
Total                                                                     18,670,319
------------------------------------------------------------------------------------

CONTAINERS & PACKAGING (2.2%)
Owens-Illinois                                       297,653(b)           13,361,643
------------------------------------------------------------------------------------

See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------

 14 RIVERSOURCE AGGRESSIVE GROWTH FUND -- 2007 SEMIANNUAL REPORT

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)

DIVERSIFIED CONSUMER SERVICES (2.0%)
Apollo Group Cl A                                     99,966(b)           $7,649,399
Corinthian Colleges                                   99,368(b)            1,734,965
Strayer Education                                     17,533               3,171,018
                                                                     ---------------
Total                                                                     12,555,382
------------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (1.5%)
IntercontinentalExchange                              24,900(b)            4,157,304
NASDAQ Stock Market                                   35,468(b)            1,537,892
NYMEX Holdings                                        26,580               3,310,539
                                                                     ---------------
Total                                                                      9,005,735
------------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (0.1%)
Cogent Communications Group                           20,366(b)              423,205
------------------------------------------------------------------------------------

ELECTRIC UTILITIES (1.0%)
Allegheny Energy                                      29,827               1,811,990
ITC Holdings                                          19,400                 990,176
Reliant Energy                                       125,196(b)            3,260,104
                                                                     ---------------
Total                                                                      6,062,270
------------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT (4.2%)
AMETEK                                                76,615               3,371,060
First Solar                                           48,455(b)           11,491,103
JA Solar Holdings ADR                                 34,252(b,c)          2,032,514
Roper Inds                                            61,463               3,899,827
SunPower Cl A                                         26,496(b,d)          3,297,162
Vestas Wind Systems                                   20,630(b,c)          1,948,491
                                                                     ---------------
Total                                                                     26,040,157
------------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT & INSTRUMENTS (0.7%)
Dolby Laboratories Cl A                               59,610(b)            2,994,807
Itron                                                 13,886(b)            1,076,859
                                                                     ---------------
Total                                                                      4,071,666
------------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (5.0%)
Acergy                                                58,956(c)            1,259,880
Cameron Intl                                          20,753(b)            1,934,802
Core Laboratories                                     20,078(b,c)          2,354,146
Dawson Geophysical                                    21,384(b)            1,433,156
Diamond Offshore Drilling                             31,950               3,719,939
Dresser-Rand Group                                   199,295(b)            7,094,901
Exterran Holdings                                     27,120(b)            2,170,685
Natl Oilwell Varco                                   101,599(b)            6,923,971
Weatherford Intl                                      59,000(b)            3,694,580
                                                                     ---------------
Total                                                                     30,586,060
------------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)

FOOD PRODUCTS (1.1%)
Bunge                                                 21,520              $2,417,557
WM Wrigley Jr                                         66,050               4,227,200
                                                                     ---------------
Total                                                                      6,644,757
------------------------------------------------------------------------------------

GAS UTILITIES (0.4%)
Questar                                               44,500               2,378,525
------------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (1.9%)
DENTSPLY Intl                                         55,900               2,391,402
Hologic                                               28,400(b)            1,885,476
Intuitive Surgical                                    11,430(b)            3,745,383
Inverness Medical Innovations                         59,618(b)            3,498,384
                                                                     ---------------
Total                                                                     11,520,645
------------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (4.2%)
DaVita                                                22,210(b)            1,376,132
Express Scripts                                      217,225(b)           14,716,993
Henry Schein                                          37,430(b)            2,213,985
Medco Health Solutions                                73,056(b)            7,304,869
                                                                     ---------------
Total                                                                     25,611,979
------------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (3.5%)
Bally Technologies                                    84,848(b)            3,538,162
Las Vegas Sands                                       29,892(b)            3,389,753
Melco PBL Entertainment Macau ADR                    133,740(b,c,d)        1,937,893
WMS Inds                                             152,269(b)            5,085,784
Wynn Resorts                                          27,750               3,522,585
Yum! Brands                                          112,930               4,195,349
                                                                     ---------------
Total                                                                     21,669,526
------------------------------------------------------------------------------------

HOUSEHOLD DURABLES (0.5%)
Tempur-Pedic Intl                                     47,395               1,407,158
Tupperware Brands                                     48,412               1,688,610
                                                                     ---------------
Total                                                                      3,095,768
------------------------------------------------------------------------------------

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.6%)
NRG Energy                                            90,650(b)            3,842,654
------------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES (0.4%)
McDermott Intl                                        41,700(b)            2,180,910
------------------------------------------------------------------------------------

INSURANCE (0.7%)
Aon                                                   84,349               4,214,920
------------------------------------------------------------------------------------

                             See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------

                RIVERSOURCE AGGRESSIVE GROWTH FUND -- 2007 SEMIANNUAL REPORT  15

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)

INTERNET & CATALOG RETAIL (0.7%)
Amazon.com                                            17,665(b)           $1,599,742
Priceline.com                                         23,430(b)            2,666,334
                                                                     ---------------
Total                                                                      4,266,076
------------------------------------------------------------------------------------

INTERNET SOFTWARE & SERVICES (2.4%)
Equinix                                               33,069(b)            3,442,814
Omniture                                              51,030(b)            1,449,762
SINA                                                  37,420(b,c)          1,799,528
VeriSign                                             130,560(b)            5,339,904
VistaPrint                                            65,408(b)            2,904,115
                                                                     ---------------
Total                                                                     14,936,123
------------------------------------------------------------------------------------

IT SERVICES (2.3%)
MasterCard Cl A                                       39,599               7,945,540
Paychex                                               46,150               1,799,850
VeriFone Holdings                                     91,280(b)            4,384,178
                                                                     ---------------
Total                                                                     14,129,568
------------------------------------------------------------------------------------

LIFE SCIENCES TOOLS & SERVICES (3.4%)
Charles River Laboratories Intl                       62,484(b)            3,969,609
Invitrogen                                            44,026(b)            4,270,962
PerkinElmer                                           57,682               1,573,565
Thermo Fisher Scientific                             192,482(b)           11,094,662
                                                                     ---------------
Total                                                                     20,908,798
------------------------------------------------------------------------------------

MACHINERY (5.2%)
AGCO                                                 140,340(b)            9,675,040
Flowserve                                            105,730               9,948,136
Harsco                                                54,110               3,250,388
Hyundai Mipo Dockyard                                  4,448(c)            1,545,420
Manitowoc                                             85,846               3,764,347
Samsung Heavy Inds                                    29,740(c)            1,354,447
SPX                                                   24,970               2,540,947
                                                                     ---------------
Total                                                                     32,078,725
------------------------------------------------------------------------------------

MARINE (0.3%)
DryShips                                              16,355(c)            1,545,220
------------------------------------------------------------------------------------

MEDIA (1.6%)
Central European Media Enterprises Series A           19,290(b,c)          2,116,306
Focus Media Holding ADR                               47,960(b,c,d)        2,706,862
Liberty Global Cl A                                  119,587(b)            4,857,624
                                                                     ---------------
Total                                                                      9,680,792
------------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)

METALS & MINING (0.3%)
Steel Dynamics                                        42,600              $2,143,206
------------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (2.7%)
CONSOL Energy                                         34,230               2,029,154
Quicksilver Resources                                 64,240(b)            3,250,544
Range Resources                                      100,565               4,090,984
Southwestern Energy                                   57,330(b)            2,853,314
Williams Companies                                   125,120               4,342,916
                                                                     ---------------
Total                                                                     16,566,912
------------------------------------------------------------------------------------

PHARMACEUTICALS (1.7%)
Allergan                                              65,790               4,410,562
Shire ADR                                             85,371(c)            6,057,072
                                                                     ---------------
Total                                                                     10,467,634
------------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (5.2%)
Atheros Communications                                67,140(b)            1,979,959
Cavium Networks                                       57,590(b)            1,477,184
MEMC Electronic Materials                            105,984(b)            8,222,240
Microsemi                                             92,947(b)            2,126,627
NVIDIA                                               244,444(b)            7,709,764
OmniVision Technologies                              100,078(b,d)          1,863,452
Semtech                                               96,908(b)            1,478,816
Sigma Designs                                         10,870(b)              706,767
Silicon Laboratories                                  84,245(b)            3,128,859
Varian Semiconductor Equipment Associates             84,197(b)            3,495,017
                                                                     ---------------
Total                                                                     32,188,685
------------------------------------------------------------------------------------

SOFTWARE (5.0%)
Activision                                           236,152(b)            5,230,766
Citrix Systems                                        98,260(b)            3,633,655
Electronic Arts                                       72,040(b)            4,047,928
MicroStrategy Cl A                                    15,942(b)            1,607,751
Nintendo                                              19,600(c)           12,034,683
Nuance Communications                                 70,420(b)            1,421,076
Salesforce.com                                        49,260(b)            2,794,520
                                                                     ---------------
Total                                                                     30,770,379
------------------------------------------------------------------------------------

SPECIALTY RETAIL (4.6%)
Aeropostale                                           60,279(b)            1,540,128
GameStop Cl A                                        268,093(b)           15,401,943
GUESS?                                               171,800               8,062,574
J Crew Group                                          28,453(b)            1,367,167
Urban Outfitters                                      64,793(b)            1,697,577
                                                                     ---------------
Total                                                                     28,069,389
------------------------------------------------------------------------------------

See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------

 16 RIVERSOURCE AGGRESSIVE GROWTH FUND -- 2007 SEMIANNUAL REPORT

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)

TEXTILES, APPAREL & LUXURY GOODS (1.0%)
Coach                                                 69,850(b)           $2,594,229
crocs                                                 43,651(b,d)          1,703,699
Under Armour Cl A                                     43,178(b,d)          2,145,083
                                                                     ---------------
Total                                                                      6,443,011
------------------------------------------------------------------------------------

TOBACCO (0.3%)
UST                                                   28,776               1,666,130
------------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES (4.2%)
Crown Castle Intl                                     90,880(b)            3,812,416
Millicom Intl Cellular                                11,322(b,c)          1,350,488
NII Holdings                                         189,643(b)           10,460,708
SBA Communications Cl A                              271,798(b)           10,176,117
                                                                     ---------------
Total                                                                     25,799,729
------------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $468,558,680)                                                    $604,670,475
------------------------------------------------------------------------------------

MONEY MARKET FUND (3.8%)(e)
                                                  SHARES                    VALUE(A)
RiverSource Short-Term Cash Fund                  23,725,685(f)          $23,725,685
------------------------------------------------------------------------------------

TOTAL MONEY MARKET FUND
(Cost: $23,725,685)                                                      $23,725,685
------------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $492,284,365)(g)                                                 $628,396,160
------------------------------------------------------------------------------------

INVESTMENTS IN DERIVATIVES

FORWARD FOREIGN CURRENCY CONTRACTS OPEN AT NOV. 30, 2007
                                               CURRENCY TO BE    CURRENCY TO BE    UNREALIZED
EXCHANGE DATE                                    DELIVERED          RECEIVED      APPRECIATION
----------------------------------------------------------------------------------------------
Dec. 28, 2007                                        7,212,248       1,428,621      $ 12,844
                                                  Danish Krone     U.S. Dollar
Dec. 28, 2007                                          313,576          61,825           306
                                                  Danish Krone     U.S. Dollar
Dec. 28, 2007                                      608,580,000       5,535,640        41,571
                                                  Japanese Yen     U.S. Dollar
Dec. 28, 2007                                        4,340,754          39,283           219
                                                  Japanese Yen     U.S. Dollar
Dec. 28, 2007                                          272,316          53,950           494
                                                  Danish Krone     U.S. Dollar
Dec. 28, 2007                                        5,695,149       1,038,990        12,296
                                                  Danish Krone     U.S. Dollar
Dec. 28, 2007                                          247,616          45,016           377
                                               Norwegian Krone     U.S. Dollar
Dec. 31, 2007                                           53,065         109,281           247
                                                 British Pound     U.S. Dollar
Dec. 31, 2007                                        1,187,122       2,454,873        15,670
                                                 British Pound     U.S. Dollar
----------------------------------------------------------------------------------------------
Total                                                                               $ 84,024
----------------------------------------------------------------------------------------------

                             See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------

                RIVERSOURCE AGGRESSIVE GROWTH FUND -- 2007 SEMIANNUAL REPORT  17

NOTES TO PORTFOLIO OF INVESTMENTS
(a) Securities are valued by using procedures described in Note 1 to the financial statements.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At Nov. 30, 2007, the value of foreign securities represented 6.9% of net assets.

(d) At Nov. 30, 2007, security was partially or fully on loan. See Note 5 to the financial statements.

(e) Cash collateral received from security lending activity is invested in an affiliated money market fund and represents 1.7% of net assets. See Note 5 to the financial statements. The Fund's cash equivalent position is 2.1% of net assets.

(f)  Affiliated Money Market Fund - See Note 6 to the financial statements.

(g) At Nov. 30, 2007, the cost of securities for federal income tax purposes was approximately $492,284,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                           $141,304,000
Unrealized depreciation                                             (5,192,000)
------------------------------------------------------------------------------
Net unrealized appreciation                                       $136,112,000
------------------------------------------------------------------------------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS
(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------

 18 RIVERSOURCE AGGRESSIVE GROWTH FUND -- 2007 SEMIANNUAL REPORT

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
NOV. 30, 2007 (UNAUDITED)

ASSETS
Investments in securities, at value
   Unaffiliated issuers* (identified cost $468,558,680)        $  604,670,475
   Affiliated money market fund (identified cost
      $23,725,685)                                                 23,725,685
-----------------------------------------------------------------------------
Total investments in securities (identified cost
   $492,284,365)                                                  628,396,160
Cash                                                                      507
Capital shares receivable                                             598,169
Dividends and accrued interest receivable                             301,251
Receivable for investment securities sold                           5,719,254
Unrealized appreciation on forward foreign currency
   contracts                                                           84,024
-----------------------------------------------------------------------------
Total assets                                                      635,099,365
-----------------------------------------------------------------------------
LIABILITIES
Capital shares payable                                                492,190
Payable for investment securities purchased                         7,414,119
Payable upon return of securities loaned                           10,615,500
Accrued investment management services fee                             14,861
Accrued distribution fee                                              108,003
Accrued transfer agency fee                                               552
Accrued administrative services fee                                       992
Accrued plan administration services fee                                   35
Other accrued expenses                                                 84,717
-----------------------------------------------------------------------------
Total liabilities                                                  18,730,969
-----------------------------------------------------------------------------
Net assets applicable to outstanding capital stock             $  616,368,396
=============================================================================

--------------------------------------------------------------------------------

                RIVERSOURCE AGGRESSIVE GROWTH FUND -- 2007 SEMIANNUAL REPORT  19

NOV. 30, 2007 (UNAUDITED)

REPRESENTED BY
Capital stock -- $.01 par value                                $      570,518
Additional paid-in capital                                      1,625,403,145
Net operating loss                                                 (3,016,181)
Accumulated net realized gain (loss)                           (1,142,785,737)
Unrealized appreciation (depreciation) on investments and on translation of assets and liabilities in foreign
   currencies                                                     136,196,651
-----------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding
   capital stock                                               $  616,368,396
=============================================================================

Net assets applicable to outstanding
   shares:                                 Class A                          $   418,209,514
                                           Class B                          $    86,864,527
                                           Class C                          $     2,425,410
                                           Class I                          $   108,698,060
                                           Class R2                         $         6,223
                                           Class R3                         $         6,240
                                           Class R4                         $       152,163
                                           Class R5                         $         6,259
Net asset value per share of outstanding
   capital stock:                          Class A shares(1)   38,611,189   $         10.83
                                           Class B shares       8,302,930   $         10.46
                                           Class C shares         231,814   $         10.46
                                           Class I shares       9,890,263   $         10.99
                                           Class R2 shares            572   $         10.88
                                           Class R3 shares            572   $         10.91
                                           Class R4 shares         13,928   $         10.92
                                           Class R5 shares            572   $         10.94
-------------------------------------------------------------------------------------------
*Including securities on loan, at value                                     $    10,346,210
-------------------------------------------------------------------------------------------

(1) The maximum offering price per share for Class A is $11.49. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 5.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.

--------------------------------------------------------------------------------

 20 RIVERSOURCE AGGRESSIVE GROWTH FUND -- 2007 SEMIANNUAL REPORT

STATEMENT OF OPERATIONS
SIX MONTHS ENDED NOV. 30, 2007 (UNAUDITED)

INVESTMENT INCOME
Income:
Dividends                                                       $   922,344
Interest                                                                196
Income distributions from affiliated money market fund              296,280
Fee income from securities lending                                   78,711
   Less foreign taxes withheld                                       (3,297)
---------------------------------------------------------------------------
Total income                                                      1,294,234
---------------------------------------------------------------------------
Expenses:
Investment management services fee                                2,805,074
Distribution fee
   Class A                                                          510,713
   Class B                                                          440,378
   Class C                                                            9,732
   Class R2                                                              15
   Class R3                                                               7
Transfer agency fee
   Class A                                                          577,631
   Class B                                                          132,658
   Class C                                                            2,832
   Class R2                                                               2
   Class R3                                                               2
   Class R4                                                              33
   Class R5                                                               2
Administrative services fee                                         177,131
Plan administration services fee
   Class R2                                                               7
   Class R3                                                               7
   Class R4                                                             164
Compensation of board members                                         5,550
Custodian fees                                                       75,154
Printing and postage                                                 78,075
Registration fees                                                    18,450
Professional fees                                                    18,972
Other                                                                13,275
---------------------------------------------------------------------------
Total expenses                                                    4,865,864
   Expenses waived/reimbursed by the Investment Manager and
      its affiliates                                               (580,982)
---------------------------------------------------------------------------
                                                                  4,284,882
   Earnings and bank fee credits on cash balances                   (28,304)
---------------------------------------------------------------------------
Total net expenses                                                4,256,578
---------------------------------------------------------------------------
Investment income (loss) -- net                                  (2,962,344)
---------------------------------------------------------------------------

--------------------------------------------------------------------------------

                RIVERSOURCE AGGRESSIVE GROWTH FUND -- 2007 SEMIANNUAL REPORT  21

SIX MONTHS ENDED NOV. 30, 2007 (UNAUDITED)

REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on:
   Security transactions                                        $51,998,726
   Foreign currency transactions                                   (937,646)
---------------------------------------------------------------------------
Net realized gain (loss) on investments                          51,061,080
Net change in unrealized appreciation (depreciation) on
   investments and on translation of assets and liabilities
   in foreign currencies                                          8,745,936
---------------------------------------------------------------------------
Net gain (loss) on investments and foreign currencies            59,807,016
---------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                                   $56,844,672
===========================================================================

The accompanying Notes to Financial Statements are an integral part of this statement.

--------------------------------------------------------------------------------

 22 RIVERSOURCE AGGRESSIVE GROWTH FUND -- 2007 SEMIANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                                       SIX MONTHS ENDED     YEAR ENDED
                                                        NOV. 30, 2007      MAY 31, 2007
                                                         (UNAUDITED)
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                          $ (2,962,344)     $  (4,465,856)
Net realized gain (loss) on investments                    51,061,080         35,268,007
Net change in unrealized appreciation (depreciation)
   on investments and on translation of assets and
   liabilities in foreign currencies                        8,745,936         70,697,472
----------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                              56,844,672        101,499,623
----------------------------------------------------------------------------------------
Distributions to shareholders from:
Net realized gain
   Class A                                                         --         (7,035,422)
   Class B                                                         --         (1,765,403)
   Class C                                                         --            (33,959)
   Class I                                                         --         (1,547,488)
   Class R2                                                        --                (89)
   Class R3                                                        --                (89)
   Class R4                                                        --             (2,319)
   Class R5                                                        --                (89)
----------------------------------------------------------------------------------------
Total distributions                                                --        (10,384,858)
----------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                RIVERSOURCE AGGRESSIVE GROWTH FUND -- 2007 SEMIANNUAL REPORT  23

                                                       SIX MONTHS ENDED     YEAR ENDED
                                                        NOV. 30, 2007      MAY 31, 2007
                                                         (UNAUDITED)
CAPITAL SHARE TRANSACTIONS
Proceeds from sales
   Class A shares                                          30,095,507         36,681,001
   Class B shares                                           4,209,972          6,942,332
   Class C shares                                             647,317            236,044
   Class I shares                                           9,851,226         38,148,422
   Class R2 shares                                                 --              5,000
   Class R3 shares                                                 --              5,000
   Class R4 shares                                             56,800             29,755
   Class R5 shares                                                 --              5,000
Reinvestment of distributions at net asset value
   Class A shares                                                  --          6,936,123
   Class B shares                                                  --          1,755,145
   Class C shares                                                  --             33,915
   Class I shares                                                  --          1,547,026
   Class R4 shares                                                 --              1,966
Payments for redemptions
   Class A shares                                         (49,981,012)      (124,719,794)
   Class B shares                                         (23,258,061)       (43,636,708)
   Class C shares                                            (178,073)          (730,621)
   Class I shares                                          (9,534,969)       (30,225,928)
   Class R4 shares                                             (9,536)           (66,387)
----------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share
   transactions                                           (38,100,829)      (107,052,709)
----------------------------------------------------------------------------------------
Total increase (decrease) in net assets                    18,743,843        (15,937,944)
Net assets at beginning of period                         597,624,553        613,562,497
----------------------------------------------------------------------------------------
Net assets at end of period                              $616,368,396      $ 597,624,553
========================================================================================

The accompanying Notes to Financial Statements are an integral part of this statement.

--------------------------------------------------------------------------------

 24 RIVERSOURCE AGGRESSIVE GROWTH FUND -- 2007 SEMIANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS

(Unaudited as to Nov. 30, 2007)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

RiverSource Aggressive Growth Fund (the Fund) is a series of RiverSource Managers Series, Inc. and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. RiverSource Managers Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the Board. The Fund invests primarily in equity securities of medium-sized U.S. companies.

The Fund offers Class A, Class B, Class C, Class I, Class R2, Class R3, Class R4 and Class R5 shares.

-  Class A shares are sold with a front-end sales charge.

- Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares during the ninth year of ownership.

-  Class C shares may be subject to a CDSC.

- Class I, Class R2, Class R3, Class R4 and Class R5 shares are sold without a front-end sales charge or CDSC and are offered to qualifying institutional investors.

At Nov. 30, 2007, RiverSource Investments, LLC (the Investment Manager), and the affiliated funds-of-funds owned 100% of Class I shares, and the Investment Manager owned 100% of Class R2, Class R3 and Class R5 shares.

All classes of shares have identical voting, dividend and liquidation rights. Class specific expenses (e.g., distribution and service fees, transfer agency fees, plan administration services fees) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

The Fund's significant accounting policies are summarized below:

USE OF ESTIMATES

Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

--------------------------------------------------------------------------------

                RIVERSOURCE AGGRESSIVE GROWTH FUND -- 2007 SEMIANNUAL REPORT  25

VALUATION OF SECURITIES

All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. The procedures adopted by the Board of Directors of the funds generally contemplate the use of fair valuation in the event that price quotations or valuations are not readily available, price quotations or valuations from other sources are not reflective of market value and thus deemed unreliable, or a significant event has occurred in relation to a security or class of securities (such as foreign securities) that is not reflected in price quotations or valuations from other sources. A fair value price is a good faith estimate of the value of a security at a given point in time.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange, including significant movements in the U.S. market after foreign exchanges have closed. Accordingly, in those situations, Ameriprise Financial, Inc. (Ameriprise Financial), parent company of the Investment Manager, as administrator to the Fund, will fair value foreign securities pursuant to procedures adopted by the Board of Directors of the funds, including utilizing a third party pricing service to determine these fair values. These procedures take into account multiple factors, including movements in the U.S. securities markets, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange.

Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

--------------------------------------------------------------------------------

 26 RIVERSOURCE AGGRESSIVE GROWTH FUND -- 2007 SEMIANNUAL REPORT

OPTION TRANSACTIONS

To produce incremental earnings, protect gains, and facilitate buying and selling of securities for investments, the Fund may buy and write options traded on any U.S. or foreign exchange or in the over-the-counter market where completing the obligation depends upon the credit standing of the other party. Cash collateral may be collected by the Fund to secure certain over-the-counter options trades. Cash collateral held by the Fund for such option trades must be returned to the counterparty upon closure, exercise or expiration of the contract. The Fund also may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid. During the six months ended Nov. 30, 2007, the Fund had no outstanding option contracts.

FUTURES TRANSACTIONS

To gain exposure to or protect itself from market changes, the Fund may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Fund also may buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Futures are valued daily based upon the last sale price at the close of market on the principal exchange on which they are traded. Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. At Nov. 30, 2007, the Fund had no outstanding futures contracts.

--------------------------------------------------------------------------------

                RIVERSOURCE AGGRESSIVE GROWTH FUND -- 2007 SEMIANNUAL REPORT  27

FOREIGN CURRENCY TRANSLATIONS AND FORWARD FOREIGN CURRENCY CONTRACTS

Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the Statement of operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

The Fund may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Fund is subject to the credit risk that the other party will not complete its contract obligations.

GUARANTEES AND INDEMNIFICATIONS

Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

FEDERAL TAXES

The Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income or excise taxes is thus required.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of deferred losses on certain futures contracts, the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

--------------------------------------------------------------------------------

 28 RIVERSOURCE AGGRESSIVE GROWTH FUND -- 2007 SEMIANNUAL REPORT

RECENT ACCOUNTING PRONOUNCEMENTS

On Sept. 20, 2006, the Financial Accounting Standards Board (FASB) released Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" (SFAS 157). SFAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of SFAS 157 is required for fiscal years beginning after Nov. 15, 2007 and interim periods within those fiscal years. The impact of SFAS 157 on the Fund's financial statements is being evaluated.

In June 2006, the FASB issued FASB Interpretation 48 (FIN 48), "Accounting for Uncertainty in Income Taxes." FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement 109, "Accounting for Income Taxes." FIN 48 prescribes a two-step process to recognize and measure a tax position taken or expected to be taken in a tax return. The first step is to determine whether a tax position has met the more-likely-than-not recognition threshold and the second step is to measure a tax position that meets the threshold to determine the amount of benefit to recognize. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure, and transition. FIN 48 has been adopted by the Fund and there is no material impact on the Fund.

DIVIDENDS TO SHAREHOLDERS

An annual dividend from net investment income, declared and paid at the end of the calendar year, when available, is reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the income dividend.

OTHER

Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date and interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

--------------------------------------------------------------------------------

                RIVERSOURCE AGGRESSIVE GROWTH FUND -- 2007 SEMIANNUAL REPORT  29

2. EXPENSES AND SALES CHARGES

Under an Investment Management Services Agreement, the Investment Manager determines which securities will be purchased, held or sold. The management fee is a percentage of the Fund's average daily net assets that declines from 0.89% to 0.765% annually as the Fund's assets increase. The fee may be adjusted upward or downward by a performance incentive adjustment determined monthly by measuring the percentage difference over a rolling 12-month period between the performance of one Class A share of the Fund and the change to the Lipper Mid-Cap Growth Funds Index. In certain circumstances, the Board may approve a change in the Index. The maximum adjustment is 0.12% per year. If the performance difference is less than 0.50%, the adjustment will be zero. The adjustment increased the fee by $153,741 for the six months ended Nov. 30, 2007. The management fee for the six months ended Nov. 30, 2007, was 0.94% of the Fund's average daily net assets, including an adjustment under the terms of the performance incentive arrangement.

The Investment Manager has Subadvisory Agreements with Turner Investment Partners, LLC and American Century Investment Management, Inc. each of which subadvises a portion of the assets of the Fund. New investments in the Fund, net of any redemptions, are allocated in accordance with the Investment Manager's determination of the allocation that is in the best interests of the Fund's shareholders. Each subadviser's proportionate share of investments in the Fund will vary due to market fluctuations. The Investment Manager contracts with and compensates each subadvisor to manage the investment of the Fund's assets.

Under an Administrative Services Agreement, the Fund pays Ameriprise Financial a fee for administration and accounting services at a percentage of the Fund's average daily net assets that declines from 0.06% to 0.03% annually as the Fund's assets increase. The fee for the six months ended Nov. 30, 2007, was 0.06% of the Fund's average daily net assets.

Other expenses in the amount of $2,421 are for, among other things, certain expenses of the Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board.

Compensation of Board members includes, for a former Board Chair, compensation as well as retirement benefits. Certain other aspects of a former Board Chair's compensation, including health benefits and payment of certain other expenses, are included under other expenses.

--------------------------------------------------------------------------------

 30 RIVERSOURCE AGGRESSIVE GROWTH FUND -- 2007 SEMIANNUAL REPORT

Under a Deferred Compensation Plan (the Plan), non-interested board members may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or other RiverSource funds. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Under a Transfer Agency Agreement, RiverSource Service Corporation (the Transfer Agent) maintains shareholder accounts and records. The Fund pays the Transfer Agent an annual fee per shareholder account for this service as follows:

-  Class A $19.50

-  Class B $20.50

-  Class C $20.00

In addition, the Fund pays the Transfer Agent an annual asset-based fee at a rate of 0.05% of the Fund's average daily net assets attributable to Class R2, Class R3, Class R4 and Class R5 shares.

The Transfer Agent charges an annual fee of $5 per inactive account, charged on a pro rata basis for 12 months from the date the account becomes inactive. These fees are included in the transfer agency fees on the Statement of operations.

Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund's average daily net assets attributable to Class R2, Class R3 and Class R4 shares for the provision of various administrative, recordkeeping, communication and educational services.

The Fund has an agreement with RiverSource Distributors, Inc. (the Distributor) for distribution and shareholder services. Prior to Oct. 1, 2007, Ameriprise Financial Services, Inc. also served as a principal underwriter and distributor to the Fund. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class A and Class R3 shares, a fee at an annual rate of up to 0.50% of the Fund's average daily net assets attributable to Class R2 shares and a fee at an annual rate of up to 1.00% of the Fund's average daily net assets attributable to Class B and Class C shares.

Sales charges received by the Distributor for distributing Fund shares were $137,766 for Class A, $29,695 for Class B and $63 for Class C for the six months ended Nov. 30, 2007.

--------------------------------------------------------------------------------

                RIVERSOURCE AGGRESSIVE GROWTH FUND -- 2007 SEMIANNUAL REPORT  31

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). Because the acquired funds have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.

For the six months ended Nov. 30, 2007, the Investment Manager and its affiliates waived/reimbursed certain fees and expenses such that net expenses (excluding fees and expenses of acquired funds) were 1.39% for Class A, 2.16% for Class B, 2.15% for Class C, 0.94% for Class I, 1.49% for Class R2, 1.24% for Class R3, 1.01% for Class R4 and 0.99% for Class R5. Of these waived/reimbursed fees and expenses, the transfer agency fees at the class level were $169,061, $36,445 and $806, respectively, and the plan administration services fees at the class level were $7, $7 and $164 for Class R2, Class R3 and Class R4. The management fees at the Fund level were $374,492. In addition, the Investment Manager and its affiliates have contractually agreed to waive certain fees and expenses until May 31, 2008, such that net expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment, will not exceed 1.34% for Class A, 2.11% for Class B, 2.10% for Class C, 0.89% for Class I and 1.69% for Class R2, 1.44% for Class R3, 1.19% for Class R4 and 0.94% for Class R5 of the Fund's average daily net assets, unless sooner terminated at the discretion of the Board.

During the six months ended Nov. 30, 2007, the Fund's transfer agency fees were reduced by $28,304 as a result of bank fee credits from overnight cash balances.

The Fund pays custodian fees to Ameriprise Trust Company, a subsidiary of Ameriprise Financial.

3. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $370,571,655 and $415,761,513, respectively, for the six months ended Nov. 30, 2007. Realized gains and losses are determined on an identified cost basis.

--------------------------------------------------------------------------------

 32 RIVERSOURCE AGGRESSIVE GROWTH FUND -- 2007 SEMIANNUAL REPORT

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the periods indicated are as follows:

                                              SIX MONTHS ENDED NOV. 30, 2007
                                            ISSUED FOR
                                            REINVESTED                           NET
                                 SOLD      DISTRIBUTIONS    REDEEMED     INCREASE (DECREASE)
--------------------------------------------------------------------------------------------
Class A                        2,875,314           --       (4,859,556)      (1,984,242)
Class B                          415,705           --       (2,312,941)      (1,897,236)
Class C                           63,218           --          (17,590)          45,628
Class I                          913,406           --         (920,034)          (6,628)
Class R2                              --           --               --               --
Class R3                              --           --               --               --
Class R4                           5,634           --             (879)           4,755
Class R5                              --           --               --               --
--------------------------------------------------------------------------------------------

                                             YEAR ENDED MAY 31, 2007
                                       ISSUED FOR
                                       REINVESTED                           NET
                            SOLD      DISTRIBUTIONS    REDEEMED     INCREASE (DECREASE)
---------------------------------------------------------------------------------------
Class A                   4,515,459      821,816      (14,780,761)      (9,443,486)
Class B                     854,940      213,781       (5,449,458)      (4,380,737)
Class C                      29,137        4,131          (87,473)         (54,205)
Class I                   4,621,565      181,363       (3,747,597)       1,055,331
Class R2*                       572           --               --              572
Class R3*                       572           --               --              572
Class R4                      3,420          232           (7,810)          (4,158)
Class R5*                       572           --               --              572
---------------------------------------------------------------------------------------

* For the period from Dec. 11, 2006 (inception date) to May 31, 2007.

--------------------------------------------------------------------------------

                RIVERSOURCE AGGRESSIVE GROWTH FUND -- 2007 SEMIANNUAL REPORT  33

5. LENDING OF PORTFOLIO SECURITIES

In order to generate additional income, the Fund may lend securities representing up to one-third of the value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers of securities. The Fund receives collateral in the form of cash and U.S. government securities, equal to at least 100% of the value of securities loaned, which is marked to the market value of the loaned securities daily until the securities are returned, e.g., if the value of the securities on loan increases, additional cash collateral is provided by the borrower. The Investment Manager serves as securities lending agent for the Fund under the Investment Management Services Agreement pursuant to which the Fund has agreed to reimburse the Investment Manager for expenses incurred by it in connection with the lending program, and pursuant to guidelines adopted by and under the oversight of the Board. At Nov. 30, 2007, securities valued at $10,346,210 were on loan to brokers. For collateral, the Fund received $10,615,500 in cash. Cash collateral received is invested in an affiliated money market fund and short-term securities, including U.S. government securities or other high-grade debt obligations, which are included in the "Portfolio of Investments." Income from securities lending amounted to $78,771 for the six months ended Nov. 30, 2007. Expenses paid to the Investment Manager were $3,673 for the six months ended Nov. 30, 2007, which are included in other expenses on the Statement of operations. The risks to the Fund of securities lending are that the borrower may not provide additional collateral when required or return the securities when due.

6. AFFILIATED MONEY MARKET FUND

The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The cost of the Fund's purchases and proceeds from sales of shares of the RiverSource Short-Term Cash Fund aggregated $151,290,950 and $142,394,881, respectively, for the six months ended Nov. 30, 2007.

--------------------------------------------------------------------------------

 34 RIVERSOURCE AGGRESSIVE GROWTH FUND -- 2007 SEMIANNUAL REPORT

7. BANK BORROWINGS

The Fund has entered into a revolving credit facility with a syndicate of banks headed by JPMorgan Chase Bank, N.A. (JPMCB), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility became effective on Oct. 18, 2007, replacing a prior credit facility. The credit facility agreement, which is a collective agreement between the Fund and certain other RiverSource funds, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each Fund based on its borrowings at a rate equal to the federal funds rate plus 0.30%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.06% per annum. Under the prior credit facility, a Fund paid interest on its outstanding borrowings at a rate equal to either the higher of the federal funds effective rate plus 0.40% or the JPMCB Prime Commercial Lending Rate. The Fund had no borrowings during the six months ended Nov. 30, 2007.

8. CAPITAL LOSS CARRY-OVER

For federal income tax purposes, the Fund had a capital loss carry-over of $1,192,607,972 at May 31, 2007 that if not offset by future capital gains will expire as follows:

    2009           2010          2011          2012
$826,406,866   $315,348,051   $23,741,111   $27,111,944

All of the above capital loss carry-overs were acquired in connection with a Fund merger on March 10, 2006. In addition to the acquired capital loss carry-overs, the Fund also acquired unrealized capital gains as a result of the mergers. The yearly utilization of the acquired capital loss carry-over as well as the utilization of the acquired unrealized gains is limited by the Internal Revenue Code. It is unlikely the Board will authorize a distribution of any net realized capital gains until the available capital loss carry-over has been offset or expires.

--------------------------------------------------------------------------------

                RIVERSOURCE AGGRESSIVE GROWTH FUND -- 2007 SEMIANNUAL REPORT  35

9. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc., was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota. In response to defendants' motion to dismiss the complaint, the Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals on August 8, 2007.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), the parent company of RiverSource Investments, LLC (RiverSource Investments), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce
(MDOC) related to market timing activities. In connection with these matters, the SEC and MDOC issued orders (the Orders) alleging that AEFC violated certain provisions of the federal and Minnesota securities laws by failing to adequately disclose market timing activities by allowing certain identified market timers to continue to market time contrary to disclosures in mutual fund and variable annuity product prospectuses. The Orders also alleged that AEFC failed to implement procedures to detect and prevent market timing in 401(k) plans for employees of AEFC and related companies and failed to adequately disclose that there were no such procedures. Pursuant to the MDOC Order, the MDOC also alleged that AEFC allowed inappropriate market timing to occur by failing to have written policies and procedures and failing to properly supervise its employees.

--------------------------------------------------------------------------------

 36 RIVERSOURCE AGGRESSIVE GROWTH FUND -- 2007 SEMIANNUAL REPORT

As a result of the Orders, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. Pursuant to the terms of the Orders, AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to make presentations at least annually to its board of directors and the relevant mutual funds' board that include an overview of policies and procedures to prevent market timing, material changes to these policies and procedures and whether disclosures related to market timing are consistent with the SEC order and federal securities laws. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. In addition, AEFC agreed to complete and submit to the MDOC a compliance review of its procedures regarding market timing within one year of the MDOC Order, including a summary of actions taken to ensure compliance with applicable laws and regulations and certification by a senior officer regarding compliance and supervisory procedures.

Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Boards of Directors/Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

--------------------------------------------------------------------------------

                RIVERSOURCE AGGRESSIVE GROWTH FUND -- 2007 SEMIANNUAL REPORT  37

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

--------------------------------------------------------------------------------

 38 RIVERSOURCE AGGRESSIVE GROWTH FUND -- 2007 SEMIANNUAL REPORT

10. FINANCIAL HIGHLIGHTS

The tables below show certain important financial information for evaluating the Fund's results.

CLASS A

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED MAY 31,            2007(I)            2007           2006           2005           2004
Net asset value, beginning of period      $9.85          $8.35          $7.29          $6.95          $5.60
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)               (.05)(b)       (.07)          (.06)          (.03)          (.04)
Net gains (losses) (both realized and
 unrealized)                               1.03           1.73           1.34            .46           1.65
-----------------------------------------------------------------------------------------------------------
Total from investment operations            .98           1.66           1.28            .43           1.61
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from investment income             --             --             --           (.02)            --
-----------------------------------------------------------------------------------------------------------
Distributions from realized gains            --           (.16)          (.22)          (.07)          (.26)
-----------------------------------------------------------------------------------------------------------
Total distributions                          --           (.16)          (.22)          (.09)          (.26)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period           $10.83          $9.85          $8.35          $7.29          $6.95
-----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                 $418           $400           $418            $25            $17
-----------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(c),(d)              1.60%(e)       1.58%          1.69%          1.97%          3.02%
-----------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(c),(d),(f)          1.39%(e)       1.30%          1.38%          1.55%          1.55%
-----------------------------------------------------------------------------------------------------------
Net investment income (loss)              (.95%)(e)      (.71%)         (.77%)         (.90%)        (1.20%)
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                     63%           163%           202%           218%           189%
-----------------------------------------------------------------------------------------------------------
Total return(g)                           9.95%(h)      20.14%         17.57%          6.17%         29.09%
-----------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amount has been calculated using the average shares outstanding method.
(c) Expense ratio is before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e)  Adjusted to an annual basis.
(f) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(g)  Total return does not reflect payment of a sales charge.
(h)  Not annualized.
(i)  Six months ended Nov. 30, 2007 (Unaudited).

--------------------------------------------------------------------------------

                RIVERSOURCE AGGRESSIVE GROWTH FUND -- 2007 SEMIANNUAL REPORT  39

CLASS B

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED MAY 31,            2007(I)            2007           2006           2005           2004
Net asset value, beginning of period      $9.55          $8.17          $7.18          $6.89          $5.59
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)               (.09)(b)       (.12)          (.12)          (.06)          (.07)
Net gains (losses) (both realized and
 unrealized)                               1.00           1.66           1.33            .42           1.63
-----------------------------------------------------------------------------------------------------------
Total from investment operations            .91           1.54           1.21            .36           1.56
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Distributions from realized gains            --           (.16)          (.22)          (.07)          (.26)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period           $10.46          $9.55          $8.17          $7.18          $6.89
-----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                  $87            $97           $119             $7             $3
-----------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(c),(d)              2.36%(e)       2.36%          2.47%          2.75%          3.81%
-----------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(c),(d),(f)          2.16%(e)       2.07%          2.15%          2.34%          2.34%
-----------------------------------------------------------------------------------------------------------
Net investment income (loss)             (1.72%)(e)     (1.48%)        (1.55%)        (1.70%)        (1.97%)
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                     63%           163%           202%           218%           189%
-----------------------------------------------------------------------------------------------------------
Total return(g)                           9.53%(h)      19.11%         16.86%          5.29%         28.22%
-----------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amount has been calculated using the average shares outstanding method.
(c) Expense ratio is before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e)  Adjusted to an annual basis.
(f) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(g)  Total return does not reflect payment of a sales charge.
(h)  Not annualized.
(i)  Six months ended Nov. 30, 2007 (Unaudited).

--------------------------------------------------------------------------------

 40 RIVERSOURCE AGGRESSIVE GROWTH FUND -- 2007 SEMIANNUAL REPORT

CLASS C

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED MAY 31,            2007(I)            2007           2006           2005           2004
Net asset value, beginning of period      $9.55          $8.17          $7.18          $6.89          $5.59
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)               (.08)(b)       (.12)          (.11)          (.07)          (.07)
Net gains (losses) (both realized and
 unrealized)                                .99           1.66           1.32            .43           1.63
-----------------------------------------------------------------------------------------------------------
Total from investment operations            .91           1.54           1.21            .36           1.56
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Distributions from realized gains            --           (.16)          (.22)          (.07)          (.26)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period           $10.46          $9.55          $8.17          $7.18          $6.89
-----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                   $2             $2             $2            $--            $--
-----------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(c),(d)              2.36%(e)       2.35%          2.48%          2.75%          3.82%
-----------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(c),(d),(f)          2.15%(e)       2.06%          2.18%          2.35%          2.35%
-----------------------------------------------------------------------------------------------------------
Net investment income (loss)             (1.70%)(e)     (1.47%)        (1.44%)        (1.70%)        (1.98%)
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                     63%           163%           202%           218%           189%
-----------------------------------------------------------------------------------------------------------
Total return(g)                           9.53%(h)      19.11%         16.86%          5.29%         28.22%
-----------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amount has been calculated using the average shares outstanding method.
(c) Expense ratio is before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e)  Adjusted to an annual basis.
(f) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(g)  Total return does not reflect payment of a sales charge.
(h)  Not annualized.
(i)  Six months ended Nov. 30, 2007 (Unaudited).

--------------------------------------------------------------------------------

                RIVERSOURCE AGGRESSIVE GROWTH FUND -- 2007 SEMIANNUAL REPORT  41

CLASS I

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED MAY 31,            2007(J)            2007           2006           2005        2004(B)
Net asset value, beginning of period      $9.97          $8.42          $7.32          $6.97          $7.14
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)               (.03)(c)       (.04)          (.02)            --           (.03)
Net gains (losses) (both realized and
 unrealized)                               1.05           1.75           1.34            .45           (.14)
-----------------------------------------------------------------------------------------------------------
Total from investment operations           1.02           1.71           1.32            .45           (.17)
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income         --             --             --           (.03)            --
-----------------------------------------------------------------------------------------------------------
Distributions from realized gains            --           (.16)          (.22)          (.07)            --
-----------------------------------------------------------------------------------------------------------
Total distributions                          --           (.16)          (.22)          (.10)            --
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period           $10.99          $9.97          $8.42          $7.32          $6.97
-----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                 $109            $99            $74            $39             $6
-----------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)              1.07%(f)        .96%          1.18%          1.50%          2.70%(f)
-----------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(e),(g)           .94%(f)        .91%          1.10%          1.23%          1.14%(f)
-----------------------------------------------------------------------------------------------------------
Net investment income (loss)              (.50%)(f)      (.32%)         (.21%)         (.59%)         (.72%)(f)
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                     63%           163%           202%           218%           189%
-----------------------------------------------------------------------------------------------------------
Total return(h)                          10.23%(i)      20.57%         18.04%          6.49%         (2.38%)(i)
-----------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from March 4, 2004 (inception date) to May 31, 2004.
(c) Per share amount has been calculated using the average shares outstanding method.
(d) Expense ratio is before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(h)  Total return does not reflect payment of a sales charge.
(i)  Not annualized.
(j)  Six months ended Nov. 30, 2007 (Unaudited).

--------------------------------------------------------------------------------

 42 RIVERSOURCE AGGRESSIVE GROWTH FUND -- 2007 SEMIANNUAL REPORT

CLASS R2

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED MAY 31,            2007(J)         2007(B)
Net asset value, beginning of period      $9.89          $8.74
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)               (.06)(c)       (.06)
Net gains (losses) (both realized and
 unrealized)                               1.05           1.37
-----------------------------------------------------------------------------------------------------------
Total from investment operations            .99           1.31
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Distributions from realized gains            --           (.16)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period           $10.88          $9.89
-----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                  $--            $--
-----------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)              1.86%(f)       1.72%(f)
-----------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(e),(g)          1.49%(f)       1.62%(f)
-----------------------------------------------------------------------------------------------------------
Net investment income (loss)             (1.07%)(f)     (1.11%)(f)
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                     63%           163%
-----------------------------------------------------------------------------------------------------------
Total return(h)                          10.01%(i)      15.23%(i)
-----------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from Dec. 11, 2006 (inception date) to May 31, 2007.
(c) Per share amount has been calculated using the average shares outstanding method.
(d) Expense ratio is before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(h)  Total return does not reflect payment of a sales charge.
(i)  Not annualized.
(j)  Six months ended Nov. 30, 2007 (Unaudited).

--------------------------------------------------------------------------------

                RIVERSOURCE AGGRESSIVE GROWTH FUND -- 2007 SEMIANNUAL REPORT  43

CLASS R3

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED MAY 31,            2007(J)         2007(B)
Net asset value, beginning of period      $9.90          $8.74
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)               (.04)(c)       (.05)
Net gains (losses) (both realized and
 unrealized)                               1.05           1.37
-----------------------------------------------------------------------------------------------------------
Total from investment operations           1.01           1.32
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Distributions from realized gains            --           (.16)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period           $10.91          $9.90
-----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                  $--            $--
-----------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)              1.62%(f)       1.53%(f)
-----------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(e),(g)          1.24%(f)       1.37%(f)
-----------------------------------------------------------------------------------------------------------
Net investment income (loss)              (.81%)(f)      (.85%)(f)
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                     63%           163%
-----------------------------------------------------------------------------------------------------------
Total return(h)                          10.20%(i)      15.35%(i)
-----------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from Dec. 11, 2006 (inception date) to May 31, 2007.
(c) Per share amount has been calculated using the average shares outstanding method.
(d) Expense ratio is before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(h)  Total return does not reflect payment of a sales charge.
(i)  Not annualized.
(j)  Six months ended Nov. 30, 2007 (Unaudited).

--------------------------------------------------------------------------------

 44 RIVERSOURCE AGGRESSIVE GROWTH FUND -- 2007 SEMIANNUAL REPORT

CLASS R4

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED MAY 31,            2007(I)            2007           2006           2005           2004
Net asset value, beginning of period      $9.91          $8.39          $7.31          $6.96          $5.60
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)               (.03)(b)       (.05)          (.03)          (.01)          (.04)
Net gains (losses) (both realized and
 unrealized)                               1.04           1.73           1.33            .45           1.66
-----------------------------------------------------------------------------------------------------------
Total from investment operations           1.01           1.68           1.30            .44           1.62
LESS DISTRIBUTIONS:
Dividends from net investment income         --             --             --           (.02)            --
Distributions from realized gains            --           (.16)          (.22)          (.07)          (.26)
-----------------------------------------------------------------------------------------------------------
Total distributions                          --           (.16)          (.22)          (.09)          (.26)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period           $10.92          $9.91          $8.39          $7.31          $6.96
-----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                  $--            $--            $--            $--            $--
-----------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(c),(d)              1.38%(e)       1.31%          1.50%          1.80%          2.84%
-----------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(c),(d),(f)          1.01%(e)       1.13%          1.25%          1.37%          1.37%
-----------------------------------------------------------------------------------------------------------
Net investment income (loss)              (.55%)(e)      (.54%)         (.39%)         (.74%)        (1.03%)
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                     63%           163%           202%           218%           189%
-----------------------------------------------------------------------------------------------------------
Total return(g)                          10.19%(h)      20.28%         17.79%          6.40%         29.26%
-----------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amount has been calculated using the average shares outstanding method.
(c) Expense ratio is before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e)  Adjusted to an annual basis.
(f) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(g)  Total return does not reflect payment of a sales charge.
(h)  Not annualized.
(i)  Six months ended Nov. 30, 2007 (Unaudited).

--------------------------------------------------------------------------------

                RIVERSOURCE AGGRESSIVE GROWTH FUND -- 2007 SEMIANNUAL REPORT  45

CLASS R5

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED MAY 31,            2007(J)         2007(B)
Net asset value, beginning of period      $9.93          $8.74
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)               (.03)(c)       (.03)
Net gains (losses) (both realized and
 unrealized)                               1.04           1.38
-----------------------------------------------------------------------------------------------------------
Total from investment operations           1.01           1.35
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Distributions from realized gains            --           (.16)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period           $10.94          $9.93
-----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                  $--            $--
-----------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)              1.12%(f)       1.02%(f)
-----------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(e),(g)           .99%(f)        .87%(f)
-----------------------------------------------------------------------------------------------------------
Net investment income (loss)              (.55%)(f)      (.35%)(f)
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                     63%           163%
-----------------------------------------------------------------------------------------------------------
Total return(h)                          10.17%(i)      15.70%(i)
-----------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from Dec. 11, 2006 (inception date) to May 31, 2007.
(c) Per share amount has been calculated using the average shares outstanding method.
(d) Expense ratio is before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(h)  Total return does not reflect payment of a sales charge.
(i)  Not annualized.
(j)  Six months ended Nov. 30, 2007 (Unaudited).

--------------------------------------------------------------------------------

 46 RIVERSOURCE AGGRESSIVE GROWTH FUND -- 2007 SEMIANNUAL REPORT

PROXY VOTING

The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling RiverSource Funds at (888) 791-3380; contacting your financial institution; visiting riversource.com/funds; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting riversource.com/funds; or searching the website of the SEC at www.sec.gov.

--------------------------------------------------------------------------------

                RIVERSOURCE AGGRESSIVE GROWTH FUND -- 2007 SEMIANNUAL REPORT  47

CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

On April 12, 2007, Ernst & Young LLP was selected as the Fund's independent registered public accounting firm for the 2008 fiscal year. A majority of the Fund's Board of Directors, including a majority of the Independent Directors, approved the appointment of Ernst & Young LLP. The predecessor independent registered public accounting firm's reports on the Fund's financial statements for the year ended May 31, 2007 and the year ended May 31, 2006 contained no adverse opinion or disclaimer of opinion and were not qualified or modified as to uncertainty, audit scope or accounting principles. During such fiscal periods and through April 12, 2007 there were no disagreements between the Fund and the predecessor independent registered public accounting firm on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures, which such disagreements, if not resolved to the satisfaction of the predecessor independent registered public accounting firm, would have caused them to make reference to the subject matter of the disagreement in connection with their reports on the financial statements for such fiscal periods.

--------------------------------------------------------------------------------

 48 RIVERSOURCE AGGRESSIVE GROWTH FUND -- 2007 SEMIANNUAL REPORT

     RIVERSOURCE(R) AGGRESSIVE GROWTH FUND

     734 Ameriprise Financial Center

     Minneapolis, MN 55474

     RIVERSOURCE.COM/FUNDS

                                        This report must be accompanied or preceded by
                                        the Fund's current prospectus. RiverSource(R)
                                        mutual funds are distributed by RiverSource
                                        Distributors, Inc., Member FINRA, and managed
                                        by RiverSource Investments, LLC. These
                                        companies are part of Ameriprise Financial,
                                        Inc.
       (RIVERSOURCE INVESTMENTS LOGO)   (C) 2008 RiverSource Distributors, Inc.                            S-6271 F (1/08)

Semiannual Report

                                                  (RIVERSOURCE INVESTMENTS LOGO)

RIVERSOURCE(R)
FUNDAMENTAL GROWTH FUND

SEMIANNUAL REPORT FOR
THE PERIOD ENDED
NOVEMBER 30, 2007


RIVERSOURCE FUNDAMENTAL GROWTH
FUND SEEKS TO PROVIDE SHAREHOLDERS
WITH LONG-TERM CAPITAL GROWTH.

TABLE OF CONTENTS

Fund Snapshot.......................      3

Performance Summary.................      5

Questions & Answers
   with Portfolio Management........      7

Fund Expenses Example...............     11

Portfolio of Investments............     13

Financial Statements................     17

Notes to Financial Statements.......     21

Proxy Voting........................     37

Change in Independent Registered
   Public Accounting Firm...........     38

          (DALBAR LOGO)

The RiverSource mutual fund
shareholder reports have been
awarded the Communications Seal
from Dalbar Inc., an independent
financial services research firm.
The Seal recognizes communications
demonstrating a level of
excellence in the industry.
--------------------------------------------------------------------------------

 2 RIVERSOURCE FUNDAMENTAL GROWTH FUND -- 2007 SEMIANNUAL REPORT

FUND SNAPSHOT AT NOV. 30, 2007 (UNAUDITED)

FUND OBJECTIVE

RiverSource Fundamental Growth Fund seeks to provide shareholders with long-term capital growth.

SECTOR BREAKDOWN*

Percentage of portfolio assets

                                   PIE CHART

Information Technology                             20.1%
Health Care                                        19.3%
Cash & Cash Equivalents                            15.6%
Consumer Discretionary                             13.4%
Telecommunication Services                         11.4%
Consumer Staples                                    9.5%
Other(1)                                           10.7%

* Sectors can be comprised of several industries. Please refer to the section entitled "Portfolio of Investments" for a complete listing. No single industry exceeds 25% of portfolio assets.
(1)  Includes Industrials 4.7%, Financials 2.9%, Energy 1.6% and Materials 1.5%.

TOP TEN HOLDINGS

Percentage of portfolio assets

Virgin Media                          7.7%
Vodafone Group                        4.2%
QUALCOMM                              4.0%
Microsoft                             3.5%
Cisco Systems                         2.8%
Genetech                              2.8%
Boston Scientific                     2.5%
Avon Products                         2.4%
AT&T                                  2.3%
Boeing                                2.0%

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.
--------------------------------------------------------------------------------

                RIVERSOURCE FUNDAMENTAL GROWTH FUND -- 2007 SEMIANNUAL REPORT  3

FUND SNAPSHOT AT NOV. 30, 2007 (UNAUDITED)

STYLE MATRIX


          STYLE
VALUE    BLEND    GROWTH
                  X        LARGE
                           MEDIUM        SIZE
                           SMALL

Shading within the style matrix indicates areas in which the Fund generally invests.

The style matrix can be a valuable tool for constructing and monitoring your portfolio. It provides a frame of reference for distinguishing the types of stocks or bonds owned by a mutual fund, and serves as a guideline for helping you build a portfolio.

Investment products, including shares of mutual funds, are not federally or FDIC-insured, are not deposits or obligations of, or guaranteed by any financial institution, and involve investment risks including possible loss of principal and fluctuation in value.

PORTFOLIO MANAGER

                             YEARS IN INDUSTRY
Nick Thakore                        14

FUND FACTS

                        TICKER SYMBOL   INCEPTION DATE
Class A                     AXPAX          04/24/03
Class B                        --          04/24/03
Class C                        --          04/24/03
Class I                     APGIX          03/04/04
Class R4                       --          04/24/03
Total net assets                        $212.4 million
Number of holdings                               98

--------------------------------------------------------------------------------

 4 RIVERSOURCE FUNDAMENTAL GROWTH FUND -- 2007 SEMIANNUAL REPORT

PERFORMANCE SUMMARY

                             PERFORMANCE COMPARISON
                  For the six-month period ended Nov. 30, 2007

                                  (BAR CHART)

RiverSource Fundamental Growth Fund Class A
  (excluding sales charge)                             +1.57%

Russell 1000(R) Growth Index(1) (unmanaged)            +2.24%

Lipper Large-Cap Growth Funds Index(2)                 +5.70%

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial institution or visiting riversource.com/funds.

The 5.75% sales charge applicable to Class A shares of the Fund is not reflected in the bar chart. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses.

The indices do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes.

It is not possible to invest directly in an index.

(1) The Russell 1000 Growth Index, an unmanaged index, measures the performance of those stocks in the Russell 1000 Index with higher price-to-book ratios and higher forecasted growth values. The index reflects reinvestment of all distributions and changes in market prices.
(2) The Lipper Large-Cap Growth Funds Index includes the 30 largest large-cap growth funds tracked by Lipper Inc. The index's returns include net reinvested dividends. The Fund's performance is currently measured against this index for purposes of determining the performance incentive adjustment.

ANNUAL OPERATING EXPENSE RATIO (AS OF THE CURRENT PROSPECTUS)

                                                                               TOTAL(A)
Class A                                                                         1.41%
Class B                                                                         2.17%
Class C                                                                         2.16%
Class I                                                                         0.91%
Class R4                                                                        1.22%

(a) The Investment Manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until May 31, 2008, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment (that increased the management fee by 0.001%), will not exceed 1.42% for Class A, 2.18% for Class B, 2.18% for Class C, 0.99% for Class I and 1.29% for Class R4.
--------------------------------------------------------------------------------

                RIVERSOURCE FUNDAMENTAL GROWTH FUND -- 2007 SEMIANNUAL REPORT  5

PERFORMANCE SUMMARY

AVERAGE ANNUAL TOTAL RETURNS

AT NOV. 30, 2007
                                                                       SINCE
WITHOUT SALES CHARGE                 6 MONTHS*   1 YEAR    3 YEARS   INCEPTION
 Class A (inception 4/24/03)           +1.57%    +10.90%   +8.04%     +8.56%
 Class B (inception 4/24/03)           +1.18%     +9.94%   +7.22%     +7.70%
 Class C (inception 4/24/03)           +1.18%     +9.92%   +7.21%     +7.73%
 Class I (inception 3/4/04)            +1.83%    +11.38%   +8.54%     +5.41%
 Class R4 (inception 4/24/03)          +1.84%    +11.26%   +8.36%     +8.85%

WITH SALES CHARGE
 Class A (inception 4/24/03)           -4.31%     +4.51%   +5.94%     +7.18%
 Class B (inception 4/24/03)           -3.82%     +4.94%   +6.05%     +7.36%
 Class C (inception 4/24/03)           +0.18%     +8.92%   +7.21%     +7.73%

AT DEC. 31, 2007

                                                                      SINCE
WITHOUT SALES CHARGE                 6 MONTHS*   1 YEAR   3 YEARS   INCEPTION
 Class A (inception 4/24/03)          -0.57%     +7.36%   +5.42%     +7.61%
 Class B (inception 4/24/03)          -1.05%     +6.43%   +4.56%     +6.73%
 Class C (inception 4/24/03)          -0.98%     +6.50%   +4.64%     +6.78%
 Class I (inception 3/4/04)           -0.39%     +7.91%   +5.89%     +4.37%
 Class R4 (inception 4/24/03)         -0.37%     +7.82%   +5.73%     +7.88%

WITH SALES CHARGE
 Class A (inception 4/24/03)          -6.26%     +1.19%   +3.34%     +6.26%
 Class B (inception 4/24/03)          -5.41%     +1.75%   +3.35%     +6.40%
 Class C (inception 4/24/03)          -1.85%     +5.56%   +4.64%     +6.78%

Class A share performance reflects the maximum sales charge of 5.75%. Class B share performance reflects a contingent deferred sales charge (CDSC) applied as follows: first year 5%; second and third years 4%; fourth year 3%; fifth year 2%; sixth year 1%; no sales charge thereafter. Class C shares may be subject to a 1% CDSC if shares are sold within one year after purchase. Sales charges do not apply to Class I and Class R4 shares. Class I and Class R4 shares are available to institutional investors only.

* Not annualized.

--------------------------------------------------------------------------------

 6 RIVERSOURCE FUNDAMENTAL GROWTH FUND -- 2007 SEMIANNUAL REPORT

QUESTIONS & ANSWERS WITH PORTFOLIO MANAGEMENT

RiverSource Fundamental Growth Fund advanced 1.57% for the six months ended Nov. 30, 2007 (Class A shares excluding sales charge), underperforming its benchmark, the Russell 1000(R) Growth Index (Russell Index), which gained 2.24% during the same period. The Fund also underperformed its peer group, as represented by the Lipper Large-Cap Growth Funds Index, which advanced 5.70%. For most of the period, RiverSource Fundamental Growth Fund's portfolio was managed by two independent money management firms, Goldman Sachs Asset Management, L.P. (Goldman Sachs), which managed approximately 51% of the portfolio, and Wellington Management Company, LLP (Wellington Management), which managed approximately 49% of the portfolio. As of Nov. 16, 2007, Nick Thakore of RiverSource Investments, LLC provides all investment management services to the Fund.

As of Nov. 30, 2007 approximately 87% of the Fund's shares were owned in the aggregate by affiliated funds-of-funds managed by RiverSource Investments, LLC (RiverSource). As a result of asset allocation decisions by RiverSource, it is possible that RiverSource Fundamental Growth Fund may experience relatively large purchases or redemptions from affiliated funds-of-funds (see page 28, Class I capital share transactions for related activity during the most recent fiscal period). RiverSource seeks to minimize the impact of these transactions by structuring them over a reasonable period of time. RiverSource Fundamental Growth Fund may experience increased expenses as it buys and sells securities as a result of purchases or redemptions by affiliated funds-of-funds. For more information on the Fund's expenses, see the discussions beginning on pages 11 and 25. Portfolio turnover for the Fund was 144% during the period.

Q: What factors most significantly affected the performance of your portion of the Fund for the period?

   WELLINGTON MANAGEMENT: Large-cap stocks generally outperformed both mid-caps and small-caps during the period and investors favored growth stocks over their value counterparts, a notable change in market leadership. The materials, information technology and consumer staples sectors posted moderate gains, while the telecommunication services and consumer discretionary sectors lagged.

   Positive performance for our portion of the portfolio was driven primarily by security selection in the materials and industrials sectors and an underweight in the lagging consumer discretionary sector. Top contributors included Fluor in the industrials sector, and Cia Vale do Rio Doce (CVRD) and Potash Corp of Saskatchewan in the materials sector. Engineering and construction company

--------------------------------------------------------------------------------

                RIVERSOURCE FUNDAMENTAL GROWTH FUND -- 2007 SEMIANNUAL REPORT  7

QUESTIONS & ANSWERS

   Fluor reported solid earnings, led by strength in oil and gas, power generation and infrastructure projects. Brazilian metals and mining company CVRD's shares moved sharply higher on strength of iron ore prices. Canadian agricultural products firm Potash Corp of Saskatchewan reported record earnings.

   Among the largest detractors were NII Holdings in the telecommunication services sector, retailer Kohl's in the consumer discretionary sector and Manpower in the industrials sector. Latin American wireless communications company NII Holdings added fewer subscribers than anticipated in the third quarter due to tough competition and severe weather conditions in Mexico. Specialty department store chain Kohl's saw its shares decline with disappointing sales for stores open more than one year and investor concerns about overall consumer spending. Staffing services company Manpower moved lower due to the weaker outlook for U.S. business growth.

   POSITIVE PERFORMANCE FOR OUR PORTION OF THE PORTFOLIO WAS DRIVEN PRIMARILY BY SECURITY SELECTION IN THE MATERIALS AND INDUSTRIALS SECTORS AND AN UNDERWEIGHT IN THE LAGGING CONSUMER DISCRETIONARY SECTOR. - WELLINGTON MANAGEMENT

   GOLDMAN SACHS: Research In Motion was the top contributor in the segment of the portfolio we manage. The BlackBerry maker continued to benefit from subscriber growth and expanding business opportunities in key markets.

   Stock selection within the energy sector contributed to results, as all of the energy holdings in our portion of the Fund delivered positive returns during the period. Schlumberger stock rose on strong fiscal second quarter earnings that were driven by increased international demand. Suncor Energy was also a leading contributor, as increased profitability of its oil sands production led to third quarter earnings that exceeded expectations.

   Google also contributed positive results to the portion of the portfolio we manage, as the company reported a surge in third quarter profits, driven by market share gains and continued strength in its search advertising business. We believe Google (and competitor Yahoo) should benefit further as more advertising dollars shift to the Internet and away from traditional media.

--------------------------------------------------------------------------------

 8 RIVERSOURCE FUNDAMENTAL GROWTH FUND -- 2007 SEMIANNUAL REPORT

QUESTIONS & ANSWERS

   Google appears to be well positioned competitively with a more than 50% share of U.S. web searches and greater than 70% share of web searches worldwide. Google also continues to identify new sources of revenue from strategic alliances and innovative ways of selling ads.

   Shares of Freddie Mac were weak due to negative sentiment surrounding the subprime mortgage market. In our view, Freddie Mac's loan portfolio is strong, with fewer delinquencies than the broad credit market and no default risk. In addition, we believe it should benefit in the current environment as wider mortgage spreads provide opportunities to grow the business profitably.

   Shares of McGraw-Hill Companies performed poorly as the company was affected by issues in the subprime mortgage market. McGraw-Hill's Standard & Poor's unit rates some subprime loans, which generates less than 5% of the company's revenue. While McGraw-Hill's growth may be affected if loan originations slow, we believe the worst case scenario is already reflected in the stock price.

   STOCK SELECTION WITHIN THE ENERGY SECTOR CONTRIBUTED TO RESULTS, AS ALL OF THE ENERGY HOLDINGS IN OUR PORTION OF THE FUND DELIVERED POSITIVE RETURNS DURING THE PERIOD. - GOLDMAN SACHS


Q: What changes did you make to your portion of the Fund during the period?

   WELLINGTON MANAGEMENT: Our investment approach is very much a "bottom-up" process: We pick one stock at a time based on the attractiveness of each company's valuation and fundamentals. As a result of this bottom-up stock picking, information technology and industrials stocks were emphasized in our portion of the portfolio. Significant technology holdings included software company Oracle and Internet search provider Google. We established positions in hardware stocks QUALCOMM and Nokia based on expectations for above-market growth driven by strong demand from emerging markets. Within industrials, we favored capital goods companies. We remained broadly underweight in consumer stocks and moved from an overweight to an underweight in health care during the period. Exposure to financials declined as deteriorating credit quality, slowing loan growth and tight net interest margins created a headwind for many stocks in this sector. We eliminated UBS, State Street, and Commerce Bancorp from our portion of the portfolio.

--------------------------------------------------------------------------------

                RIVERSOURCE FUNDAMENTAL GROWTH FUND -- 2007 SEMIANNUAL REPORT  9

QUESTIONS & ANSWERS

   GOLDMAN SACHS: Consistent with our long-term approach, we made no material changes to our portion of the Fund or our investment strategy during the period.

Q: How do you intend to manage the Fund in the coming months?

   NICK THAKORE: Looking ahead, we anticipate a continuation of trends from 2007, including continued deceleration in earnings growth. We believe the key difference in 2008 will be that the slowdown could expand beyond the U.S. and the financial and consumer-related sectors that suffered most in 2007. As a result, we see opportunity in stable growth companies and vulnerability in global cyclical stocks.

   Our emphasis remains on the very largest stocks that began to deliver results in 2007. We think this trend will endure over an extended period. These companies are growing earnings faster than the rest of the market now and their liquidity is helpful given increased volatility.

   We continue to seek exposure to the faster growing stocks in our universe. However, we remain disciplined in our approach, as some great growth stories are just too expensive in our view. We believe this approach helps shield the Fund when these faster growers encounter problems and will also be beneficial in a more balanced equity environment, which we anticipate for 2008.

   Our strategy was hampered in 2007 by the emphasis on valuation and by the market's embrace of cyclical stocks. However, the strategy has worked over time and we believe our careful balancing of growth potential with sound valuation leaves the Fund well-positioned for the current environment.

Any specific securities mentioned are for illustrative purposes only and are not a complete list of securities that have increased or decreased in value. The views expressed in this statement reflect those of the portfolio manager(s) only through the end of the period of the report as stated on the cover and do not necessarily represent the views of RiverSource Investments, LLC (RiverSource) or any subadviser to the Fund or any other person in the RiverSource or subadviser organizations. Any such views are subject to change at any time based upon market or other conditions and RiverSource disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a RiverSource Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any RiverSource Fund.
--------------------------------------------------------------------------------

 10 RIVERSOURCE FUNDAMENTAL GROWTH FUND -- 2007 SEMIANNUAL REPORT

FUND EXPENSES EXAMPLE

(UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, which may include management fees; distribution and service (12b-1) fees; and other Fund fees and expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. In addition to the ongoing expenses which the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). The Fund's indirect expense from investing in the acquired funds is based on the Fund's pro rata portion of the cumulative expenses charged by the acquired funds using the acquired funds expense ratio as of the most recent shareholder report.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the six months ended Nov. 30, 2007.

ACTUAL EXPENSES

The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses paid during the period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------

               RIVERSOURCE FUNDAMENTAL GROWTH FUND -- 2007 SEMIANNUAL REPORT  11

                               BEGINNING        ENDING         EXPENSES
                             ACCOUNT VALUE   ACCOUNT VALUE    PAID DURING     ANNUALIZED
                             JUNE 1, 2007    NOV. 30, 2007   THE PERIOD(A)   EXPENSE RATIO
 Class A
   Actual(b)                    $1,000         $1,015.70        $ 6.75           1.34%
   Hypothetical
   (5% return before
   expenses)                    $1,000         $1,018.30        $ 6.76           1.34%
 Class B
   Actual(b)                    $1,000         $1,011.80        $10.56           2.10%
   Hypothetical
   (5% return before
   expenses)                    $1,000         $1,014.50        $10.58           2.10%
 Class C
   Actual(b)                    $1,000         $1,011.80        $10.51           2.09%
   Hypothetical
   (5% return before
   expenses)                    $1,000         $1,014.55        $10.53           2.09%
 Class I
   Actual(b)                    $1,000         $1,018.30        $ 4.34            .86%
   Hypothetical
   (5% return before
   expenses)                    $1,000         $1,020.70        $ 4.34            .86%
 Class R4
   Actual(b)                    $1,000         $1,018.40        $ 5.85           1.16%
   Hypothetical
   (5% return before
   expenses)                    $1,000         $1,019.20        $ 5.86           1.16%

(a) Expenses are equal to the Fund's annualized expense ratio as indicated above, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).
(b) Based on the actual return for the six months ended Nov. 30, 2007: +1.57% for Class A, +1.18% for Class B, +1.18% for Class C, +1.83% for Class I and +1.84% for Class R4.

--------------------------------------------------------------------------------

 12 RIVERSOURCE FUNDAMENTAL GROWTH FUND -- 2007 SEMIANNUAL REPORT

PORTFOLIO OF INVESTMENTS

NOV. 30, 2007 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES

COMMON STOCKS (90.0%)
ISSUER                                            SHARES                    VALUE(A)
AEROSPACE & DEFENSE (2.6%)
Boeing                                                47,890              $4,431,740
Honeywell Intl                                        10,850                 614,327
Lockheed Martin                                        3,977                 440,135
                                                                     ---------------
Total                                                                      5,486,202
------------------------------------------------------------------------------------

BEVERAGES (2.1%)
Coca-Cola                                             21,057               1,307,640
Molson Coors Brewing Cl B                             13,367                 719,679
PepsiCo                                               30,164               2,328,058
                                                                     ---------------
Total                                                                      4,355,377
------------------------------------------------------------------------------------

BIOTECHNOLOGY (6.0%)
Amgen                                                 53,575(b)            2,960,019
Biogen Idec                                           27,787(b)            2,059,572
Celgene                                                7,704(b)              474,181
Genentech                                             82,108(b)            6,260,735
Gilead Sciences                                       22,590(b)            1,051,339
                                                                     ---------------
Total                                                                     12,805,846
------------------------------------------------------------------------------------

CAPITAL MARKETS (1.6%)
Apollo Mgmt LP                                        90,000(b,d,e)        2,182,501
Goldman Sachs Group                                    1,094                 247,944
Oaktree Capital Group LLC Cl A Unit                   16,000(d,e)            524,000
Och-Ziff Capital Management Group Cl A                15,073(b)              371,549
                                                                     ---------------
Total                                                                      3,325,994
------------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT (8.3%)
Cisco Systems                                        223,487(b)            6,262,106
Comverse Technology                                    6,464(b)              104,781
JDS Uniphase                                          89,098(b)            1,199,259
Nokia ADR                                             12,410(c)              488,085
QUALCOMM                                             219,859               8,965,850
Starent Networks                                       4,321(b)               90,309
Telefonaktiebolaget LM Ericsson ADR                   19,797(c)              484,235
                                                                     ---------------
Total                                                                     17,594,625
------------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)

COMPUTERS & PERIPHERALS (3.1%)
Apple                                                 23,832(b)           $4,342,666
Brocade Communications Systems                         8,586(b)               62,592
Dell                                                   7,763(b)              190,504
EMC                                                   16,273(b)              313,581
Hewlett-Packard                                       30,816               1,576,547
                                                                     ---------------
Total                                                                      6,485,890
------------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (5.7%)
AT&T                                                 138,808               5,303,854
Chunghwa Telecom ADR                                   5,371(c)              107,044
Deutsche Telekom                                     181,167(c)            4,010,902
Deutsche Telekom ADR                                  27,174(c)              599,187
Telefonica                                            32,826(c)            1,099,637
Telefonica ADR                                         9,893(c)              995,928
                                                                     ---------------
Total                                                                     12,116,552
------------------------------------------------------------------------------------

FOOD & STAPLES RETAILING (0.1%)
CVS Caremark                                           6,230                 249,761
------------------------------------------------------------------------------------

FOOD PRODUCTS (0.6%)
Kraft Foods Cl A                                      38,755               1,338,985
------------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (3.0%)
Boston Scientific                                    454,210(b)            5,736,672
Medtronic                                             14,259                 725,070
                                                                     ---------------
Total                                                                      6,461,742
------------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (3.2%)
Cardinal Health                                       34,658               2,098,542
McKesson                                              33,761               2,252,872
UnitedHealth Group                                    43,682               2,402,509
                                                                     ---------------
Total                                                                      6,753,923
------------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (0.3%)
Intl Game Technology                                  12,500                 545,750
------------------------------------------------------------------------------------

                             See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------

               RIVERSOURCE FUNDAMENTAL GROWTH FUND -- 2007 SEMIANNUAL REPORT  13

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)

HOUSEHOLD DURABLES (2.1%)
Harman Intl Inds                                      56,033              $4,124,029
S&P Homebuilders ETF SPDR Fund                        14,526                 276,720
                                                                     ---------------
Total                                                                      4,400,749
------------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS (3.0%)
Colgate-Palmolive                                     31,233               2,501,139
Procter & Gamble                                      52,816               3,908,384
                                                                     ---------------
Total                                                                      6,409,523
------------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES (1.2%)
General Electric                                      17,699                 677,695
Siemens                                               12,571(c)            1,910,795
                                                                     ---------------
Total                                                                      2,588,490
------------------------------------------------------------------------------------

INSURANCE (1.4%)
ACE                                                    4,290(c)              256,671
AFLAC                                                  9,671                 605,791
American Intl Group                                   20,969               1,218,928
Prudential Financial                                  10,087                 949,590
                                                                     ---------------
Total                                                                      3,030,980
------------------------------------------------------------------------------------

INTERNET SOFTWARE & SERVICES (2.6%)
eBay                                                  37,164(b)            1,246,109
Google Cl A                                            6,059(b)            4,198,887
Yahoo!                                                 3,289(b)               88,178
                                                                     ---------------
Total                                                                      5,533,174
------------------------------------------------------------------------------------

IT SERVICES (0.2%)
MasterCard Cl A                                        1,706                 342,309
------------------------------------------------------------------------------------

MACHINERY (--%)
Flowserve                                                694                  65,298
------------------------------------------------------------------------------------

MEDIA (11.8%)
Charter Communications Cl A                          182,437(b)              240,817
Comcast Cl A                                          49,276(b)            1,012,129
News Corp Cl A                                        50,631               1,066,795
Time Warner                                           94,749               1,635,368
Time Warner Cable Cl A                                 6,267(b)              163,130
Virgin Media                                         918,433              17,450,228
WorldSpace Cl A                                       28,145(b)               98,226
XM Satellite Radio Holdings Cl A                     230,944(b)            3,602,726
                                                                     ---------------
Total                                                                     25,269,419
------------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)

METALS & MINING (1.6%)
Coeur d'Alene Mines                                  435,925(b)           $1,817,807
Newmont Mining                                        27,782               1,380,488
Stillwater Mining                                     17,249(b)              167,315
                                                                     ---------------
Total                                                                      3,365,610
------------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (1.7%)
Exxon Mobil                                           40,292               3,592,435
------------------------------------------------------------------------------------

PERSONAL PRODUCTS (2.8%)
Avon Products                                        131,098               5,381,573
Herbalife                                             15,275(c)              639,564
                                                                     ---------------
Total                                                                      6,021,137
------------------------------------------------------------------------------------

PHARMACEUTICALS (8.3%)
Bristol-Myers Squibb                                  78,655               2,330,548
Eli Lilly & Co                                        24,033               1,272,547
Johnson & Johnson                                     16,590               1,123,807
Merck & Co                                            74,141               4,401,010
Pfizer                                               144,463               3,432,441
Roche Holding                                          8,031(c)            1,533,882
Schering-Plough                                       83,171               2,603,252
Wyeth                                                 19,849                 974,586
                                                                     ---------------
Total                                                                     17,672,073
------------------------------------------------------------------------------------

ROAD & RAIL (1.2%)
Hertz Global Holdings                                134,680(b)            2,572,388
------------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (3.6%)
Atmel                                                290,126(b)            1,273,653
Broadcom Cl A                                          6,571(b)              175,709
Intel                                                139,287               3,632,605
LDK Solar ADR                                          7,762(b,c)            229,367
PMC-Sierra                                            59,346(b)              416,609
Spansion Cl A                                        310,239(b)            1,656,676
Texas Instruments                                      6,704                 211,645
                                                                     ---------------
Total                                                                      7,596,264
------------------------------------------------------------------------------------

SOFTWARE (3.7%)
Microsoft                                            235,137               7,900,603
------------------------------------------------------------------------------------

SPECIALTY RETAIL (--%)
Office Depot                                           3,130(b)               53,648
------------------------------------------------------------------------------------

THRIFTS & MORTGAGE FINANCE (0.2%)
Countrywide Financial                                 32,013                 346,381
------------------------------------------------------------------------------------

TOBACCO (1.5%)
Altria Group                                          39,952               3,098,677
------------------------------------------------------------------------------------

See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------

 14 RIVERSOURCE FUNDAMENTAL GROWTH FUND -- 2007 SEMIANNUAL REPORT

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)

WIRELESS TELECOMMUNICATION SERVICES (6.5%)
America Movil ADR Series L                             3,543(c)             $218,461
Millicom Intl Cellular                                 7,326(b,c)            873,845
Orascom Telecom Holding GDR                            5,077(c)              396,006
Sprint Nextel                                         90,870               1,410,302
Virgin Mobile USA Cl A                                24,817(b)              180,668
Vodafone Group                                     2,558,717(c)            9,575,480
Vodafone Group ADR                                    30,575(c)            1,138,919
                                                                     ---------------
Total                                                                     13,793,681
------------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $182,070,073)                                                    $191,173,486
------------------------------------------------------------------------------------

MONEY MARKET FUND (16.7%)
                                                  SHARES                    VALUE(A)
RiverSource Short-Term Cash Fund                  35,403,621(f)          $35,403,621
------------------------------------------------------------------------------------

TOTAL MONEY MARKET FUND
(Cost: $35,403,621)                                                      $35,403,621
------------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $217,473,694)(g)                                                 $226,577,107
------------------------------------------------------------------------------------

INVESTMENTS IN DERIVATIVES
FORWARD FOREIGN CURRENCY CONTRACTS OPEN AT NOV. 30, 2007

                                      CURRENCY TO BE          CURRENCY TO BE           UNREALIZED
EXCHANGE DATE                           DELIVERED                RECEIVED             DEPRECIATION
--------------------------------------------------------------------------------------------------
Dec. 05, 2007                              1,533,164                   1,736,010         $  128
                                         U.S. Dollar                 Swiss Franc
Dec. 05, 2007                              9,649,918                   4,690,483          6,279
                                         U.S. Dollar               British Pound
Dec. 05, 2007                              1,103,522                     754,217            178
                                         U.S. Dollar      European Monetary Unit
--------------------------------------------------------------------------------------------------
Total                                                                                    $6,585
--------------------------------------------------------------------------------------------------

NOTES TO PORTFOLIO OF INVESTMENTS

(a) Securities are valued by using procedures described in Note 1 to the financial statements.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At Nov. 30, 2007, the value of foreign securities represented 11.6% of net assets.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Nov. 30, 2007, the value of these securities amounted to $2,706,501 or 1.3% of net assets.

--------------------------------------------------------------------------------

               RIVERSOURCE FUNDAMENTAL GROWTH FUND -- 2007 SEMIANNUAL REPORT  15

(e)  Identifies issues considered to be illiquid as to their marketability (see
     Note 1 to the financial statements). These securities may be valued at fair value according to procedures approved, in good faith, by the Fund's Board of Directors. Information concerning such security holdings at Nov. 30, 2007, is as follows:

                                              ACQUISITION
SECURITY                                         DATES                     COST
----------------------------------------------------------------------------------
Apollo Mgmt LP*                                 11-19-07                $2,253,600
Oaktree Capital Group LLC Cl A Unit*            11-19-07                   552,640

     * Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended.

(f)  Affiliated Money Market Fund - See Note 5 to the financial statements.

(g) At Nov. 30, 2007, the cost of securities for federal income tax purposes was approximately $217,474,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                            $10,177,000
Unrealized depreciation                                             (1,074,000)
------------------------------------------------------------------------------
Net unrealized appreciation                                         $9,103,000
------------------------------------------------------------------------------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS
(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------

 16 RIVERSOURCE FUNDAMENTAL GROWTH FUND -- 2007 SEMIANNUAL REPORT

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
NOV. 30, 2007 (UNAUDITED)


ASSETS
Investments in securities, at value
   Unaffiliated issuers (identified cost $182,070,073)          $191,173,486
   Affiliated money market fund (identified cost
   $35,403,621)                                                   35,403,621
----------------------------------------------------------------------------
Total investments in securities (identified cost
   $217,473,694)                                                 226,577,107
Capital shares receivable                                            198,063
Dividends receivable                                                 175,312
Receivable for investment securities sold                          4,307,877
----------------------------------------------------------------------------
Total assets                                                     231,258,359
----------------------------------------------------------------------------

LIABILITIES
Disbursements in excess of cash                                          995
Capital shares payable                                                36,478
Payable for investment securities purchased                       18,805,314
Unrealized depreciation on forward foreign currency
   contracts                                                           6,585
Accrued investment management services fee                             3,474
Accrued distribution fee                                               5,677
Accrued transfer agency fee                                               64
Accrued administrative services fee                                      347
Accrued plan administration services fee                                  10
Other accrued expenses                                                48,962
----------------------------------------------------------------------------
Total liabilities                                                 18,907,906
----------------------------------------------------------------------------
Net assets applicable to outstanding capital stock              $212,350,453
============================================================================

--------------------------------------------------------------------------------

               RIVERSOURCE FUNDAMENTAL GROWTH FUND -- 2007 SEMIANNUAL REPORT  17

NOV. 30, 2007 (UNAUDITED)

REPRESENTED BY
Capital stock -- $.01 par value                                 $    294,777
Additional paid-in capital                                       166,189,984
Undistributed net investment income                                  896,218
Accumulated net realized gain (loss)                              35,872,646
Unrealized appreciation (depreciation) on investments
   and on translation of assets and liabilities in foreign
   currencies                                                      9,096,828
----------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding
   capital stock                                                $212,350,453
============================================================================

Net assets applicable to outstanding
   shares:                                   Class A                           $ 20,195,959
                                             Class B                           $  5,445,521
                                             Class C                           $    809,625
                                             Class I                           $185,850,177
                                             Class R4                          $     49,171
Net asset value per share of outstanding     Class A
   capital stock:                            shares(1)            2,841,796    $       7.11
                                             Class B shares         795,099    $       6.85
                                             Class C shares         118,026    $       6.86
                                             Class I shares      25,715,916    $       7.23
                                             Class R4 shares          6,836    $       7.19
-------------------------------------------------------------------------------------------

(1) The maximum offering price per share for Class A is $7.54. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 5.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.

--------------------------------------------------------------------------------

 18 RIVERSOURCE FUNDAMENTAL GROWTH FUND -- 2007 SEMIANNUAL REPORT

STATEMENT OF OPERATIONS
SIX MONTHS ENDED NOV. 30, 2007 (UNAUDITED)

INVESTMENT INCOME
Income:
Dividends                                                       $  1,114,482
Income distributions from affiliated money market fund               136,086
   Less foreign taxes withheld                                       (12,555)
----------------------------------------------------------------------------
Total income                                                       1,238,013
----------------------------------------------------------------------------
Expenses:
Investment management services fee                                   807,834
Distribution fee
   Class A                                                            23,834
   Class B                                                            26,015
   Class C                                                             3,998
Transfer agency fee
   Class A                                                            21,899
   Class B                                                             6,297
   Class C                                                               940
   Class R4                                                               12
Administrative services fee                                           65,072
Plan administration services fee -- Class R4                              61
Compensation of board members                                          1,972
Custodian fees                                                        26,175
Printing and postage                                                  16,326
Registration fees                                                      6,300
Professional fees                                                     19,218
Other                                                                  2,961
----------------------------------------------------------------------------
Total expenses                                                     1,028,914
   Expenses waived/reimbursed by the Investment Manager and
      its affiliates                                                 (14,448)
----------------------------------------------------------------------------
                                                                   1,014,466
   Earnings and bank fee credits on cash balances                       (925)
----------------------------------------------------------------------------
Total net expenses                                                 1,013,541
----------------------------------------------------------------------------
Investment income (loss) -- net                                      224,472
----------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on:
   Security transactions                                          22,919,062
   Foreign currency transactions                                         184
----------------------------------------------------------------------------
Net realized gain (loss) on investments                           22,919,246
Net change in unrealized appreciation (depreciation) on
   investments and on translation of assets and liabilities
   in foreign currencies                                         (19,355,384)
----------------------------------------------------------------------------
Net gain (loss) on investments and foreign currencies              3,563,862
----------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                                   $  3,788,334
============================================================================

The accompanying Notes to Financial Statements are an integral part of this statement.

--------------------------------------------------------------------------------

               RIVERSOURCE FUNDAMENTAL GROWTH FUND -- 2007 SEMIANNUAL REPORT  19

STATEMENTS OF CHANGES IN NET ASSETS

                                                        SIX MONTHS ENDED
                                                         NOV. 30, 2007       YEAR ENDED
                                                          (UNAUDITED)       MAY 31, 2007
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                           $    224,472      $        144
Net realized gain (loss) on investments                     22,919,246        16,366,153
Net change in unrealized appreciation (depreciation)
   on investments and on translation of assets and
   liabilities in foreign currencies                       (19,355,384)       23,700,464
----------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                                3,788,334        40,066,761
----------------------------------------------------------------------------------------
Distributions to shareholders from:
   Net realized gain
      Class A                                                       --          (403,131)
      Class B                                                       --          (128,283)
      Class C                                                       --           (13,891)
      Class I                                                       --        (4,785,679)
      Class R4                                                      --            (1,400)
----------------------------------------------------------------------------------------
Total distributions                                                 --        (5,332,384)
----------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Proceeds from sales
   Class A shares                                            3,808,918         4,276,141
   Class B shares                                            1,044,379         1,107,154
   Class C shares                                              104,326           173,670
   Class I shares                                            7,136,980       105,371,811
   Class R4 shares                                                  --            26,619
Reinvestment of distributions at net asset value
   Class A shares                                                   --           395,368
   Class B shares                                                   --           127,840
   Class C shares                                                   --            13,631
   Class I shares                                                   --         4,785,466
   Class R4 shares                                                  --             1,141
Payments for redemptions
   Class A shares                                           (2,801,287)       (8,909,555)
   Class B shares                                           (1,407,340)       (3,524,944)
   Class C shares                                              (61,390)         (135,177)
   Class I shares                                          (37,171,829)      (65,786,644)
   Class R4 shares                                                  --           (26,612)
----------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share
   transactions                                            (29,347,243)       37,895,909
----------------------------------------------------------------------------------------
Total increase (decrease) in net assets                    (25,558,909)       72,630,286
Net assets at beginning of period                          237,909,362       165,279,076
----------------------------------------------------------------------------------------
Net assets at end of period                               $212,350,453      $237,909,362
----------------------------------------------------------------------------------------
Undistributed net investment income                       $    896,218      $    671,746
----------------------------------------------------------------------------------------

The accompanying Notes to Financial Statements are an integral part of this statement.

--------------------------------------------------------------------------------

 20 RIVERSOURCE FUNDAMENTAL GROWTH FUND -- 2007 SEMIANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS

(Unaudited as to Nov. 30, 2007)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

RiverSource Fundamental Growth Fund (the Fund) is a series of RiverSource Managers Series, Inc. and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. RiverSource Managers Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the Board. The Fund invests primarily in common stocks and securities convertible into common stocks that appear to offer growth opportunities.

The Fund offers Class A, Class B, Class C, Class I and Class R4 shares.

-  Class A shares are sold with a front-end sales charge.

- Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares during the ninth year of ownership.

-  Class C shares may be subject to a CDSC.

- Class I and Class R4 shares are sold without a front-end sales charge or CDSC and are offered to qualifying institutional investors.

At Nov. 30, 2007, RiverSource Investments, LLC (the Investment Manager) and the affiliated funds-of-funds owned 100% of Class I shares.

At Nov. 30, 2007, the Investment Manager and the affiliated funds-of-funds owned approximately 87% of the total outstanding Fund shares.

All classes of shares have identical voting, dividend and liquidation rights. Class specific expenses (e.g., distribution and service fees, transfer agency fees, plan administration services fees) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

The Fund's significant accounting policies are summarized below:

USE OF ESTIMATES

Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

VALUATION OF SECURITIES

All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by

--------------------------------------------------------------------------------

               RIVERSOURCE FUNDAMENTAL GROWTH FUND -- 2007 SEMIANNUAL REPORT 21 dealers in these securities or by an independent pricing service. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. The procedures adopted by the Board of Directors of the funds generally contemplate the use of fair valuation in the event that price quotations or valuations are not readily available, price quotations or valuations from other sources are not reflective of market value and thus deemed unreliable, or a significant event has occurred in relation to a security or class of securities (such as foreign securities) that is not reflected in price quotations or valuations from other sources. A fair value price is a good faith estimate of the value of a security at a given point in time.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange, including significant movements in the U.S. market after foreign exchanges have closed. Accordingly, in those situations, Ameriprise Financial, Inc. (Ameriprise Financial), parent company of the Investment Manager, as administrator to the Fund, will fair value foreign securities pursuant to procedures adopted by the Board of Directors of the funds, including utilizing a third party pricing service to determine these fair values. These procedures take into account multiple factors, including movements in the U.S. securities markets, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange.

Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

ILLIQUID SECURITIES

At Nov. 30, 2007, investments in securities included issues that are illiquid which the Fund currently limits to 15% of net assets, at market value, at the time of purchase. Prior to July 12, 2007, the Fund limited the percent held in securities and other instruments that were illiquid to 10% of the Fund's net assets. The aggregate value of such securities at Nov. 30, 2007 was $2,706,501 representing 1.27% of net assets. These securities may be valued at fair value according to procedures approved, in good faith, by the Board. According to Board guidelines, certain unregistered securities are determined to be liquid and are not included within the 15% limitation specified above. Assets are liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the value which the asset is valued by the Fund.

OPTION TRANSACTIONS

To produce incremental earnings, protect gains, and facilitate buying and selling of securities for investments, the Fund may buy and write options traded on any

--------------------------------------------------------------------------------

 22 RIVERSOURCE FUNDAMENTAL GROWTH FUND -- 2007 SEMIANNUAL REPORT

U.S. or foreign exchange or in the over-the-counter market where completing the obligation depends upon the credit standing of the other party. Cash collateral may be collected by the Fund to secure certain over-the-counter options trades. Cash collateral held by the Fund for such option trades must be returned to the counterparty upon closure, exercise or expiration of the contract. The Fund also may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid. During the six months ended Nov. 30, 2007, the Fund had no outstanding option contracts.

FUTURES TRANSACTIONS

To gain exposure to or protect itself from market changes, the Fund may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Fund also may buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Futures are valued daily based upon the last sale price at the close of market on the principal exchange on which they are traded. Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. At Nov. 30, 2007, the Fund had no outstanding futures contracts.

FOREIGN CURRENCY TRANSLATIONS AND FORWARD FOREIGN CURRENCY CONTRACTS

Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized

--------------------------------------------------------------------------------

               RIVERSOURCE FUNDAMENTAL GROWTH FUND -- 2007 SEMIANNUAL REPORT 23 and unrealized security gains or losses is reflected as a component of such gains or losses. In the Statement of operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

The Fund may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Fund is subject to the credit risk that the other party will not complete its contract obligations.

GUARANTEES AND INDEMNIFICATIONS

Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

FEDERAL TAXES

The Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income or excise taxes is thus required.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of deferred losses on certain futures contracts, the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

RECENT ACCOUNTING PRONOUNCEMENTS

On Sept. 20, 2006, the Financial Accounting Standards Board (FASB) released Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" (SFAS 157). SFAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of SFAS 157 is required for fiscal years

--------------------------------------------------------------------------------

 24 RIVERSOURCE FUNDAMENTAL GROWTH FUND -- 2007 SEMIANNUAL REPORT beginning after Nov. 15, 2007 and interim periods within those fiscal years. The impact of SFAS 157 on the Fund's financial statements is being evaluated.

In June 2006, the FASB issued FASB Interpretation 48 (FIN 48), "Accounting for Uncertainty in Income Taxes." FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement 109, "Accounting for Income Taxes." FIN 48 prescribes a two-step process to recognize and measure a tax position taken or expected to be taken in a tax return. The first step is to determine whether a tax position has met the more-likely-than-not recognition threshold and the second step is to measure a tax position that meets the threshold to determine the amount of benefit to recognize. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 has been adopted by the Fund and there is no material impact on the Fund.

DIVIDENDS TO SHAREHOLDERS

An annual dividend from net investment income, declared and paid at the end of the calendar year, when available, is reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the income dividend.

OTHER

Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date and interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

2. EXPENSES AND SALES CHARGES

Under an Investment Management Services Agreement, the Investment Manager determines which securities will be purchased, held or sold. The management fee is a percentage of the Fund's average daily net assets that declines from 0.78% to 0.68% annually as the Fund's assets increase. The fee may be adjusted upward or downward by a performance incentive adjustment determined monthly by measuring the percentage difference over a rolling 12-month period between the performance of one Class A share of the Fund and the change to the Lipper Large-Cap Growth Funds Index. In certain circumstances, the Board may approve a change in the index. The maximum adjustment is 0.12% per year. If the performance difference is less than 0.50%, the adjustment will be zero. The adjustment decreased the fee by $38,098 for the six months ended Nov. 30, 2007. The management fee for the six months ended Nov. 30, 2007, was 0.75% of the Fund's average daily net assets, including an adjustment under the terms of the performance incentive arrangement.

--------------------------------------------------------------------------------

               RIVERSOURCE FUNDAMENTAL GROWTH FUND -- 2007 SEMIANNUAL REPORT  25

Until Nov. 16, 2007, RiverSource Fundamental Growth Fund was subadvised by Goldman Sachs Asset Management, L.P. and Wellington Management Company, LLP. Since Nov. 16, 2007, RiverSource Investments has solely managed the Fund.

Under an Administrative Services Agreement, the Fund pays Ameriprise Financial a fee for administration and accounting services at a percentage of the Fund's average daily net assets that declines from 0.06% to 0.03% annually as the Fund's assets increase. The fee for the six months ended Nov. 30, 2007, was 0.06% of the Fund's average daily net assets.

Other expenses in the amount of $1,106 are for, among other things, certain expenses of the Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board.

Compensation of Board members includes, for a former Board Chair, compensation as well as retirement benefits. Certain other aspects of a former Board Chair's compensation, including health benefits and payment of certain other expenses, are included under other expenses.

Under a Deferred Compensation Plan (the Plan), non-interested board members may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or other RiverSource funds. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Under a Transfer Agency Agreement, RiverSource Service Corporation (the Transfer Agent) maintains shareholder accounts and records. The Fund pays the Transfer Agent an annual fee per shareholder account for this service as follows:

-  Class A $19.50

-  Class B $20.50

-  Class C $20.00

The Fund pays the Transfer Agent an annual asset-based fee at a rate of 0.05% of the Fund's average daily net assets attributable to Class R4 shares.

The Transfer Agent charges an annual fee of $5 per inactive account, charged on a pro rata basis for 12 months from the date the account becomes inactive. These fees are included in the transfer agency fees on the Statement of operations.

Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund's average daily net assets attributable to Class R4 shares for the provision of various administrative, recordkeeping, communication and educational services.

--------------------------------------------------------------------------------

 26 RIVERSOURCE FUNDAMENTAL GROWTH FUND -- 2007 SEMIANNUAL REPORT

The Fund has an agreement with RiverSource Distributors, Inc. (the Distributor) for distribution and shareholder services. Prior to Oct. 1, 2007, Ameriprise Financial Services, Inc. also served as a principal underwriter and distributor to the Fund. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class A shares and a fee at an annual rate of up to 1.00% of the Fund's average daily net assets attributable to Class B and Class C shares.

Sales charges received by the Distributor for distributing Fund shares were $26,037 for Class A, $1,582 for Class B and $12 for Class C for the six months ended Nov. 30, 2007.

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). Because the acquired funds have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.

For the six months ended Nov. 30, 2007, the Investment Manager and its affiliates waived/reimbursed certain fees and expenses such that net expenses (excluding fees and expenses of acquired funds) were 1.34% for Class A, 2.10% for Class B, 2.09% for Class C, 0.86% for Class I and 0.91% for Class R4. Of these waived/reimbursed fees and expenses, the management fees at the Fund level were $14,387 and the plan administration services fee at the class level was $61 for Class R4. In addition, the Investment Manager and its affiliates have contractually agreed to waive certain fees and expenses until May 31, 2008, such that net expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment, will not exceed 1.42% for Class A, 2.18% for Class B, 2.18% for Class C, 0.99% for Class I and 1.29% for Class R4 of the Fund's average daily net assets, unless sooner terminated at the discretion of the Board.

During the six months ended Nov. 30, 2007, the Fund's transfer agency fees were reduced by $925 as a result of bank fee credits from overnight cash balances.

The Fund pays custodian fees to Ameriprise Trust Company, a subsidiary of Ameriprise Financial.

3. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $304,279,061 and $348,779,608, respectively, for the six months ended Nov. 30, 2007. Realized gains and losses are determined on an identified cost basis.

--------------------------------------------------------------------------------

               RIVERSOURCE FUNDAMENTAL GROWTH FUND -- 2007 SEMIANNUAL REPORT  27

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the periods indicated are as follows:

                                               SIX MONTHS ENDED NOV. 30, 2007
                                             ISSUED FOR
                                             REINVESTED                            NET
                                 SOLD       DISTRIBUTIONS     REDEEMED     INCREASE (DECREASE)
----------------------------------------------------------------------------------------------
Class A                          532,310            --         (398,292)          134,018
Class B                          151,382            --         (205,151)          (53,769)
Class C                           15,180            --           (9,050)            6,130
Class I                          998,371            --       (5,210,170)       (4,211,799)
Class R4                              --            --               --                --

                                                  YEAR ENDED MAY 31, 2007
                                             ISSUED FOR
                                             REINVESTED                            NET
                                 SOLD       DISTRIBUTIONS     REDEEMED     INCREASE (DECREASE)
----------------------------------------------------------------------------------------------
Class A                          686,011        61,297       (1,399,747)         (652,439)
Class B                          182,445        20,422         (582,620)         (379,753)
Class C                           28,335         2,174          (21,706)            8,803
Class I                       16,719,701       732,842       (9,808,696)        7,643,847
Class R4                           4,052           175           (4,132)               95

5. AFFILIATED MONEY MARKET FUND

The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The cost of the Fund's purchases and proceeds from sales of shares of the RiverSource Short-Term Cash Fund aggregated $82,764,109 and $52,572,083, respectively, for the six months ended Nov. 30, 2007.

6. BANK BORROWINGS

The Fund has entered into a revolving credit facility with a syndicate of banks headed by JPMorgan Chase Bank, N.A. (JPMCB), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility became effective on Oct. 18, 2007, replacing a prior credit facility. The credit facility agreement, which is a collective agreement between the Fund and certain other RiverSource funds, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each Fund based on its borrowings at a rate equal to the federal funds rate plus 0.30%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.06% per annum. Under the prior credit facility, a Fund paid interest on its outstanding borrowings at a rate

--------------------------------------------------------------------------------

 28 RIVERSOURCE FUNDAMENTAL GROWTH FUND -- 2007 SEMIANNUAL REPORT equal to either the higher of the federal funds effective rate plus 0.40% or the JPMCB Prime Commercial Lending Rate. The Fund had no borrowings during the six months ended Nov. 30, 2007.

7. SUBSEQUENT EVENT

The Board of Directors of RiverSource Fundamental Growth Fund has approved in principle the proposed merger of the Fund into RiverSource Growth Fund. At a Special Meeting of Shareholders scheduled to be held on Jan. 29, 2008, shareholders who owned shares on Nov. 30, 2007 will vote on the proposal. If approved, the merger is anticipated to take place in the first quarter of 2008.

8. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc., was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota. In response to defendants' motion to dismiss the complaint, the Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals on August 8, 2007.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), the parent company of RiverSource Investments, LLC (RiverSource Investments), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce
(MDOC) related to market timing activities. In connection with these matters, the SEC and MDOC issued orders (the Orders) alleging that AEFC violated certain provisions of the federal and Minnesota securities laws by failing to adequately disclose market timing activities by allowing certain identified market timers to continue to market time contrary to disclosures in mutual fund and variable annuity product prospectuses. The Orders also alleged that AEFC failed to implement procedures to detect and prevent market timing in 401(k) plans for employees of AEFC and related companies and failed to adequately disclose that there were no such procedures. Pursuant to the MDOC Order, the MDOC also

--------------------------------------------------------------------------------

               RIVERSOURCE FUNDAMENTAL GROWTH FUND -- 2007 SEMIANNUAL REPORT 29 alleged that AEFC allowed inappropriate market timing to occur by failing to have written policies and procedures and failing to properly supervise its employees.

As a result of the Orders, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. Pursuant to the terms of the Orders, AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to make presentations at least annually to its board of directors and the relevant mutual funds' board that include an overview of policies and procedures to prevent market timing, material changes to these policies and procedures and whether disclosures related to market timing are consistent with the SEC order and federal securities laws. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. In addition, AEFC agreed to complete and submit to the MDOC a compliance review of its procedures regarding market timing within one year of the MDOC Order, including a summary of actions taken to ensure compliance with applicable laws and regulations and certification by a senior officer regarding compliance and supervisory procedures.

Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Boards of Directors/Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

--------------------------------------------------------------------------------

 30 RIVERSOURCE FUNDAMENTAL GROWTH FUND -- 2007 SEMIANNUAL REPORT

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

--------------------------------------------------------------------------------

               RIVERSOURCE FUNDAMENTAL GROWTH FUND -- 2007 SEMIANNUAL REPORT  31

9. FINANCIAL HIGHLIGHTS

The tables below show certain important financial information for evaluating the Fund's results.

CLASS A

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED MAY 31,    2007(I)               2007              2006           2005           2004
Net asset value, beginning of
  period                          $7.00             $6.09             $5.79          $5.79          $5.36
---------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
 OPERATIONS:
Net investment income (loss)       (.01)(b)          (.01)             (.01)          (.01)          (.02)
Net gains (losses) (both
 realized and unrealized)           .12              1.05               .32            .04            .57
---------------------------------------------------------------------------------------------------------
Total from investment
 operations                         .11              1.04               .31            .03            .55
---------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Distributions from realized
 gains                               --              (.13)             (.01)          (.03)          (.12)
---------------------------------------------------------------------------------------------------------
Net asset value, end of
 period                           $7.11             $7.00             $6.09          $5.79          $5.79
---------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                          $20               $19               $20            $18            $12
---------------------------------------------------------------------------------------------------------
Gross expenses prior to
 expense
 waiver/reimbursement(c),(d)      1.35%(e)          1.41%             1.42%          1.56%          3.06%
---------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(c),(d)      1.34%(e),(f)      1.41%             1.38%(f)       1.50%(f)       1.40%(f)
---------------------------------------------------------------------------------------------------------
Net investment income (loss)       .19%(e)          (.42%)            (.38%)         (.18%)         (.48%)
---------------------------------------------------------------------------------------------------------
Portfolio turnover rate            144%               85%               62%           122%            66%
---------------------------------------------------------------------------------------------------------
Total return(g)                   1.57%(h)         17.25%             5.33%           .52%         10.32%
---------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amount has been calculated using the average shares outstanding method.
(c) Expense ratio is before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e)  Adjusted to an annual basis.
(f) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(g)  Total return does not reflect payment of a sales charge.
(h)  Not annualized.
(i)  Six months ended Nov. 30, 2007 (Unaudited).

--------------------------------------------------------------------------------

 32 RIVERSOURCE FUNDAMENTAL GROWTH FUND -- 2007 SEMIANNUAL REPORT

CLASS B

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED MAY 31,    2007(I)               2007           2006           2005           2004
Net asset value, beginning of
 period                           $6.77             $5.94          $5.69          $5.74          $5.35
------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
  OPERATIONS:
Net investment income (loss)       (.03)(b)          (.05)          (.03)          (.04)          (.03)
Net gains (losses) (both
 realized and unrealized)           .11              1.01            .29            .02            .54
------------------------------------------------------------------------------------------------------
Total from investment
 operations                         .08               .96            .26           (.02)           .51
------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Distributions from realized
 gains                               --              (.13)          (.01)          (.03)          (.12)
------------------------------------------------------------------------------------------------------
Net asset value, end of
 period                           $6.85             $6.77          $5.94          $5.69          $5.74
------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                           $5                $6             $7             $7             $4
------------------------------------------------------------------------------------------------------
Gross expenses prior to
 expense
 waiver/reimbursement(c),(d)      2.11%(e)          2.17%          2.18%          2.34%          3.83%
------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(c),(d)      2.10%(e),(f)      2.17%          2.15%(f)       2.27%(f)       2.17%(f)
------------------------------------------------------------------------------------------------------
Net investment income (loss)       .96%(e)         (1.18%)        (1.15%)         (.97%)        (1.25%)
------------------------------------------------------------------------------------------------------
Portfolio turnover rate            144%               85%            62%           122%            66%
------------------------------------------------------------------------------------------------------
Total return(g)                   1.18%(h)         16.34%          4.54%          (.34%)         9.57%
------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amount has been calculated using the average shares outstanding method.
(c) Expense ratio is before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e)  Adjusted to an annual basis.
(f) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(g)  Total return does not reflect payment of a sales charge.
(h)  Not annualized.
(i)  Six months ended Nov. 30, 2007 (Unaudited).

--------------------------------------------------------------------------------

               RIVERSOURCE FUNDAMENTAL GROWTH FUND -- 2007 SEMIANNUAL REPORT  33

CLASS C

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED MAY 31,    2007(I)               2007           2006           2005           2004
Net asset value, beginning of
 period                           $6.78             $5.94          $5.69          $5.75          $5.35
------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
  OPERATIONS:
Net investment income (loss)       (.03)(b)          (.05)          (.03)          (.05)          (.03)
Net gains (losses) (both
 realized and unrealized)           .11              1.02            .29            .02            .55
------------------------------------------------------------------------------------------------------
Total from investment
 operations                         .08               .97            .26           (.03)           .52
------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Distributions from realized
 gains                               --              (.13)          (.01)          (.03)          (.12)
------------------------------------------------------------------------------------------------------
Net asset value, end of
 period                           $6.86             $6.78          $5.94          $5.69          $5.75
------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                           $1                $1             $1            $--            $--
------------------------------------------------------------------------------------------------------
Gross expenses prior to
 expense
 waiver/reimbursement(c),(d)      2.10%(e)          2.16%          2.18%          2.35%          3.83%
------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(c),(d)      2.09%(e),(f)      2.16%          2.14%(f)       2.27%(f)       2.18%(f)
------------------------------------------------------------------------------------------------------
Net investment income (loss)       .95%(e)         (1.17%)        (1.14%)         (.94%)        (1.27%)
------------------------------------------------------------------------------------------------------
Portfolio turnover rate            144%               85%            62%           122%            66%
------------------------------------------------------------------------------------------------------
Total return(g)                   1.18%(h)         16.50%          4.54%          (.52%)         9.75%
------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amount has been calculated using the average shares outstanding method.
(c) Expense ratio is before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e)  Adjusted to an annual basis.
(f) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(g)  Total return does not reflect payment of a sales charge.
(h)  Not annualized.
(i)  Six months ended Nov. 30, 2007 (Unaudited).

--------------------------------------------------------------------------------

 34 RIVERSOURCE FUNDAMENTAL GROWTH FUND -- 2007 SEMIANNUAL REPORT

CLASS I

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED MAY 31,    2007(J)               2007           2006           2005        2004(B)
Net asset value, beginning of
 period                           $7.10             $6.14          $5.82          $5.80          $6.10
------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
  OPERATIONS:
Net investment income (loss)        .01(c)             --             --            .01           (.01)
Net gains (losses) (both
 realized and unrealized)           .12              1.09            .33            .04           (.29)
------------------------------------------------------------------------------------------------------
Total from investment
 operations                         .13              1.09            .33            .05           (.30)
------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Distributions from realized
 gains                               --              (.13)          (.01)          (.03)            --
------------------------------------------------------------------------------------------------------
Net asset value, end of
 period                           $7.23             $7.10          $6.14          $5.82          $5.80
------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                         $186              $212           $137            $63             $8
------------------------------------------------------------------------------------------------------
Gross expenses prior to
 expense
 waiver/reimbursement(d),(e)       .87%(f)           .91%           .93%          1.11%          1.58%(f)
------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(e)       .86%(f),(g)       .91%           .93%          1.11%          1.03%(f),(g)
------------------------------------------------------------------------------------------------------
Net investment income (loss)       .28%(f)           .08%           .07%           .22%           .03%(f)
------------------------------------------------------------------------------------------------------
Portfolio turnover rate            144%               85%            62%           122%            66%
------------------------------------------------------------------------------------------------------
Total return(h)                   1.83%(i)         17.93%          5.75%           .88%         (4.91%)(i)
------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from March 4, 2004 (inception date) to May 31, 2004.
(c) Per share amount has been calculated using the average shares outstanding method.
(d) Expense ratio is before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(h)  Total return does not reflect payment of a sales charge.
(i)  Not annualized.
(j)  Six months ended Nov. 30, 2007 (Unaudited).

--------------------------------------------------------------------------------

               RIVERSOURCE FUNDAMENTAL GROWTH FUND -- 2007 SEMIANNUAL REPORT  35

CLASS R4

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED MAY 31,    2007(I)               2007           2006           2005           2004
Net asset value, beginning of
 period                           $7.06             $6.13          $5.82          $5.81          $5.36
------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
  OPERATIONS:
Net investment income (loss)        .01(b)           (.01)          (.01)           .01           (.01)
Net gains (losses) (both
 realized and unrealized)           .12              1.07            .33            .03            .58
------------------------------------------------------------------------------------------------------
Total from investment
 operations                         .13              1.06            .32            .04            .57
------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Distributions from realized
 gains                               --              (.13)          (.01)          (.03)          (.12)
------------------------------------------------------------------------------------------------------
Net asset value, end of
 period                           $7.19             $7.06          $6.13          $5.82          $5.81
------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                          $--               $--            $--            $--            $--
------------------------------------------------------------------------------------------------------
Gross expenses prior to
 expense
 waiver/reimbursement(c),(d)      1.17%(e)          1.22%          1.23%          1.39%          2.87%
------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(c),(d)       .91%(e),(f)      1.22%          1.20%(f)       1.31%(f)       1.22%(f)
------------------------------------------------------------------------------------------------------
Net investment income (loss)       .24%(e)          (.21%)         (.20%)          .09%          (.33%)
------------------------------------------------------------------------------------------------------
Portfolio turnover rate            144%               85%            62%           122%            66%
------------------------------------------------------------------------------------------------------
Total return(g)                   1.84%(h)         17.47%          5.47%           .70%         10.72%
------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amount has been calculated using the average shares outstanding method.
(c) Expense ratio is before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e)  Adjusted to an annual basis.
(f) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(g)  Total return does not reflect payment of a sales charge.
(h)  Not annualized.
(i)  Six months ended Nov. 30, 2007 (Unaudited).

--------------------------------------------------------------------------------

 36 RIVERSOURCE FUNDAMENTAL GROWTH FUND -- 2007 SEMIANNUAL REPORT

PROXY VOTING

The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling RiverSource Funds at (888) 791-3380; contacting your financial institution; visiting riversource.com/funds; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting riversource.com/funds; or searching the website of the SEC at www.sec.gov.

--------------------------------------------------------------------------------

               RIVERSOURCE FUNDAMENTAL GROWTH FUND -- 2007 SEMIANNUAL REPORT  37

CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

On April 12, 2007, Ernst & Young LLP was selected as the Fund's independent registered public accounting firm for the 2008 fiscal year. A majority of the Fund's Board of Directors, including a majority of the Independent Directors, approved the appointment of Ernst & Young LLP. The predecessor independent registered public accounting firm's reports on the Fund's financial statements for the year ended May 31, 2007 and the year ended May 31, 2006 contained no adverse opinion or disclaimer of opinion and were not qualified or modified as to uncertainty, audit scope or accounting principles. During such fiscal periods and through April 12, 2007 there were no disagreements between the Fund and the predecessor independent registered public accounting firm on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures, which such disagreements, if not resolved to the satisfaction of the predecessor independent registered public accounting firm, would have caused them to make reference to the subject matter of the disagreement in connection with their reports on the financial statements for such fiscal periods.

--------------------------------------------------------------------------------

 38 RIVERSOURCE FUNDAMENTAL GROWTH FUND -- 2007 SEMIANNUAL REPORT

     RIVERSOURCE(R) FUNDAMENTAL GROWTH FUND

     734 Ameriprise Financial Center

     Minneapolis, MN 55474

     RIVERSOURCE.COM/FUNDS

                                        This report must be accompanied or preceded by
                                        the Fund's current prospectus. RiverSource(R)
                                        mutual funds are distributed by RiverSource
                                        Distributors, Inc., Member FINRA, and managed
                                        by RiverSource Investments, LLC. These
                                        companies are part of Ameriprise Financial,
                                        Inc.
       (RIVERSOURCE INVESTMENTS LOGO)   (C) 2008 RiverSource Distributors, Inc.                            S-6272 F (1/08)

Semiannual Report

                                                  (RIVERSOURCE INVESTMENTS LOGO)

RIVERSOURCE(R)
FUNDAMENTAL VALUE FUND

SEMIANNUAL REPORT FOR
THE PERIOD ENDED
NOVEMBER 30, 2007


RIVERSOURCE FUNDAMENTAL VALUE FUND
SEEKS TO PROVIDE SHAREHOLDERS WITH
LONG-TERM CAPITAL GROWTH.

TABLE OF CONTENTS

Fund Snapshot.......................      3

Performance Summary.................      5

Questions & Answers
   with Portfolio Management........      7

Fund Expenses Example...............      9

Portfolio of Investments............     11

Financial Statements................     15

Notes to Financial Statements.......     19

Proxy Voting........................     35

Change in Independent Registered
   Public Accounting Firm...........     35

          (DALBAR LOGO)

The RiverSource mutual fund
shareholder reports have been
awarded the Communications Seal
from Dalbar Inc., an independent
financial services research firm.
The Seal recognizes communications
demonstrating a level of
excellence in the industry.
--------------------------------------------------------------------------------

 2 RIVERSOURCE FUNDAMENTAL VALUE FUND -- 2007 SEMIANNUAL REPORT

FUND SNAPSHOT AT NOV. 30, 2007 (UNAUDITED)

FUND OBJECTIVE

RiverSource Fundamental Value Fund seeks to provide shareholders with long-term capital growth.

SECTOR BREAKDOWN*

Percentage of portfolio assets

                                  (PIE CHART)

Other(1)                                                11.6%
Industrials                                              5.3%
Information Technology                                   8.5%
Consumer Discretionary                                  10.3%
Energy                                                  14.7%
Financials                                              34.2%
Consumer Staples                                        15.4%

 * Sectors can be comprised of several industries. Please refer to the section entitled "Portfolio of Investments" for a complete listing. No single industry exceeds 25% of portfolio assets.
(1) Includes Materials 4.2%, Health Care 3.7%, Telecommunication Services 1.5% and Cash & Cash Equivalent(2) 2.2%.
(2) Of the 2.2%, 2.1% is due to security lending activity and 0.1% is the Fund's cash equivalent position.

TOP TEN HOLDINGS

Percentage of portfolio assets

American Express                      4.4%
Costco Wholesale                      4.4%
ConocoPhillips                        4.2%
Berkshire Hathaway Cl B               4.1%
Altria Group                          3.7%
JPMorgan Chase & Co                   3.6%
American Intl Group                   3.5%
Occidental Petroleum                  2.8%
HSBC Holdings ADR                     2.4%
Devon Energy                          2.4%

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

--------------------------------------------------------------------------------

                 RIVERSOURCE FUNDAMENTAL VALUE FUND -- 2007 SEMIANNUAL REPORT  3

FUND SNAPSHOT AT NOV. 30, 2007 (UNAUDITED)

STYLE MATRIX


          STYLE
VALUE    BLEND    GROWTH
X                          LARGE
                           MEDIUM        SIZE
                           SMALL

Shading within the style matrix indicates areas in which the Fund generally invests.

The style matrix can be a valuable tool for constructing and monitoring your portfolio. It provides a frame of reference for distinguishing the types of stocks or bonds owned by a mutual fund, and serves as a guideline for helping you build a portfolio.

Investment products, including shares of mutual funds, are not federally or FDIC-insured, are not deposits or obligations of, or guaranteed by any financial institution, and involve investment risks including possible loss of principal and fluctuation in value.
PORTFOLIO MANAGERS
DAVIS SELECTED ADVISERS, L.P.

                             YEARS IN INDUSTRY
Christopher Davis                   19
Kenneth Feinberg                    13

FUND FACTS

                        TICKER SYMBOL   INCEPTION DATE
Class A                     AFVAX          06/18/01
Class B                     AFVBX          06/18/01
Class C                     AFVCX          06/18/01
Class I                     AFVIX          03/04/04
Class R4                       --          06/18/01
Total net assets                        $1.069 billion
Number of holdings                               89

--------------------------------------------------------------------------------

 4 RIVERSOURCE FUNDAMENTAL VALUE FUND -- 2007 SEMIANNUAL REPORT

PERFORMANCE SUMMARY

                             PERFORMANCE COMPARISON
                  For the six-month period ended Nov. 30, 2007

                                  (BAR CHART)

RiverSource Fundamental Value Fund Class A
  (excluding sales charge)                             -2.42%

S&P 500(R) Index(1) (unmanaged)                        -2.33%

Russell 1000(R) Value Index(2) (unmanaged)             -7.33%

Lipper Large-Cap Value Funds Index(3)                  -4.83%

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial institution or visiting riversource.com/funds.

The 5.75% sales charge applicable to Class A shares of the Fund is not reflected in the bar chart. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses.

The indices do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes.

It is not possible to invest directly in an index.

(1) The Standard & Poor's 500 Index (S&P 500 Index), an unmanaged index of common stocks, is frequently used as a general measure of market performance. The index reflects reinvestment of all distributions and changes in market prices.
(2) The Russell 1000 Value Index, an unmanaged index, measures the performance of those stocks in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values. The index reflects reinvestment of all distributions and changes in market prices.
(3) The Lipper Large-Cap Value Funds Index includes the 30 largest large-cap value funds tracked by Lipper Inc. The index's returns include net reinvested dividends. The Fund's performance is currently measured against this index for purposes of determining the performance incentive adjustment. Effective Jan. 1, 2008, the Lipper Large-Cap Core Funds Index will be used for purposes of determining the performance incentive adjustment.

ANNUAL OPERATING EXPENSE RATIO (AS OF THE CURRENT PROSPECTUS)

                                                  TOTAL                   NET EXPENSES(A)
Class A                                           1.18%                        1.13%
Class B                                           1.95%                        1.89%
Class C                                           1.94%                        1.89%
Class I                                           0.76%                        0.76%
Class R4                                          1.06%                        1.00%

(a) The Investment Manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until May 31, 2008, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment (that decreased the management fee by 0.05%), will not exceed 1.18% for Class A, 1.94% for Class B, 1.94% for Class C, 0.81% for Class I, and 1.05% for Class R4.

--------------------------------------------------------------------------------

                 RIVERSOURCE FUNDAMENTAL VALUE FUND -- 2007 SEMIANNUAL REPORT  5

PERFORMANCE SUMMARY

AVERAGE ANNUAL TOTAL RETURNS

AT NOV. 30, 2007
                                                                                 SINCE
WITHOUT SALES CHARGE                 6 MONTHS*   1 YEAR    3 YEARS   5 YEARS   INCEPTION
 Class A (inception 6/18/01)           -2.42%     +7.37%   +10.45%   +12.85%    +6.58%
 Class B (inception 6/18/01)           -2.80%     +6.63%    +9.66%   +12.00%    +5.79%
 Class C (inception 6/18/01)           -2.93%     +6.61%    +9.62%   +11.95%    +5.83%
 Class I (inception 3/4/04)            -2.26%     +7.73%   +10.88%      N/A     +9.57%
 Class R4 (inception 6/18/01)          -2.12%     +7.79%   +10.71%   +13.09%    +6.80%

WITH SALES CHARGE
 Class A (inception 6/18/01)           -8.05%     +1.12%    +8.26%   +11.52%    +5.61%
 Class B (inception 6/18/01)           -7.66%     +1.63%    +8.54%   +11.75%    +5.79%
 Class C (inception 6/18/01)           -3.90%     +5.61%    +9.62%   +11.95%    +5.83%

AT DEC. 31, 2007
                                                                                 SINCE
WITHOUT SALES CHARGE                 6 MONTHS*   1 YEAR    3 YEARS   5 YEARS   INCEPTION
 Class A (inception 6/18/01)           -2.33%     +4.27%    +9.16%   +13.28%    +6.34%
 Class B (inception 6/18/01)           -2.70%     +3.46%    +8.35%   +12.44%    +5.56%
 Class C (inception 6/18/01)           -2.69%     +3.61%    +8.38%   +12.48%    +5.63%
 Class I (inception 3/4/04)            -2.21%     +4.64%    +9.60%      N/A     +9.11%
 Class R4 (inception 6/18/01)          -1.97%     +4.61%    +9.45%   +13.59%    +6.57%

WITH SALES CHARGE
 Class A (inception 6/18/01)           -7.89%     -1.76%    +7.04%   +11.96%    +5.39%
 Class B (inception 6/18/01)           -7.16%     -1.29%    +7.20%   +12.19%    +5.56%
 Class C (inception 6/18/01)           -3.58%     +2.66%    +8.38%   +12.48%    +5.63%

Class A share performance reflects the maximum sales charge of 5.75%. Class B share performance reflects a contingent deferred sales charge (CDSC) applied as follows: first year 5%; second and third years 4%; fourth year 3%; fifth year 2%; sixth year 1%; no sales charge thereafter. Class C shares may be subject to a 1% CDSC if shares are sold within one year after purchase. Sales charges do not apply to Class I and Class R4 shares. Class I and Class R4 shares are available to institutional investors only.

* Not annualized.

--------------------------------------------------------------------------------

 6 RIVERSOURCE FUNDAMENTAL VALUE FUND -- 2007 SEMIANNUAL REPORT

QUESTIONS & ANSWERS WITH PORTFOLIO MANAGEMENT

RiverSource Fundamental Value Fund declined 2.42% (Class A shares excluding sales charge) for the six-month period ended Nov. 30, 2007, underperforming its benchmark, the S&P 500(R) Index, which declined 2.33% for the period. The Fund outperformed its peer group, the Lipper Large-Cap Value Funds Index, which was down 4.83%. The Russell 1000(R) Value Index was down 7.33% for the same period. Davis Selected Advisers, L.P., an independent money management firm, manages the Fund's portfolio.

Q: What factors most significantly affected the Fund's performance?

A: The strong performance of the Fund's energy companies, along with an overweight in this sector, contributed to performance. China Coal Energy, Occidental Petroleum, Transocean and ConocoPhillips were among the Fund's top contributors in this sector.

   THE STRONG PERFORMANCE OF THE FUND'S ENERGY COMPANIES, ALONG WITH AN OVERWEIGHT IN THIS SECTOR, CONTRIBUTED TO PERFORMANCE.


   Stock selection and an overweight in the consumer staples sector also contributed to performance, with Costco Wholesale and Altria Group among the top contributors.

   We have identified a number of investment opportunities in foreign companies. The Fund ended the period with approximately 16% of its assets invested in foreign companies. As a group, the foreign companies owned by the Fund performed strongly during the period.

   THE FUND'S LARGEST SECTOR HOLDING, FINANCIALS, DETRACTED FROM PERFORMANCE.


   The Fund's largest sector holding, financials, detracted from performance. American Intl Group, Citigroup, Moody's, American Express, JPMorgan Chase & Co , Ambac Financial Group and Wachovia were among the top detractors.

Q: What changes did you make to the portfolio during the period?

A: Our long-term focus usually results in low portfolio turnover. We do not overreact to past short-term performance from individual holdings on either the upside or the downside. We focus deliberately on the future, considering each company's long-term business fundamentals.
--------------------------------------------------------------------------------

                 RIVERSOURCE FUNDAMENTAL VALUE FUND -- 2007 SEMIANNUAL REPORT  7

QUESTIONS & ANSWERS

   Devon Energy and Occidental Petroleum moved into the Fund's top 10 holdings, up from their 13th and 14th positions at the beginning of the period. Comcast Special dropped out of the top 10 and is now the Fund's 12th largest holding. Due to a spin-off, Tyco Intl no longer ranks among the top 20 holdings.

Q: How are you positioning the portfolio going forward?

A: Our investment strategy for the Fund is to perform extensive research to buy companies with durable earnings at prices below our estimates of their intrinsic value, and hold them for the long term. We are strong supporters of long-term buy-and-hold investing.

Any specific securities mentioned are for illustrative purposes only and are not a complete list of securities that have increased or decreased in value. The views expressed in this statement reflect those of the portfolio manager(s) only through the end of the period of the report as stated on the cover and do not necessarily represent the views of RiverSource Investments, LLC (RiverSource) or any subadviser to the Fund or any other person in the RiverSource or subadviser organizations. Any such views are subject to change at any time based upon market or other conditions and RiverSource disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a RiverSource Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any RiverSource Fund.
--------------------------------------------------------------------------------

 8 RIVERSOURCE FUNDAMENTAL VALUE FUND -- 2007 SEMIANNUAL REPORT

FUND EXPENSES EXAMPLE

(UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, which may include management fees; distribution and service (12b-1) fees; and other Fund fees and expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. In addition to the ongoing expenses which the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). The Fund's indirect expense from investing in the acquired funds is based on the Fund's pro rata portion of the cumulative expenses charged by the acquired funds using the acquired funds expense ratio as of the most recent shareholder report.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the six months ended Nov 30, 2007.

ACTUAL EXPENSES

The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses paid during the period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
--------------------------------------------------------------------------------

                 RIVERSOURCE FUNDAMENTAL VALUE FUND -- 2007 SEMIANNUAL REPORT  9

                               BEGINNING        ENDING         EXPENSES
                             ACCOUNT VALUE   ACCOUNT VALUE    PAID DURING     ANNUALIZED
                             JUNE 1, 2007    NOV. 30, 2007   THE PERIOD(A)   EXPENSE RATIO

 Class A
   Actual(b)                    $1,000         $  975.80         $5.68           1.15%
   Hypothetical
   (5% return before
   expenses)                    $1,000         $1,019.25         $5.81           1.15%
 Class B
   Actual(b)                    $1,000         $  972.00         $9.37           1.90%
   Hypothetical
   (5% return before
   expenses)                    $1,000         $1,015.50         $9.57           1.90%
 Class C
   Actual(b)                    $1,000         $  970.70         $9.36           1.90%
   Hypothetical
   (5% return before
   expenses)                    $1,000         $1,015.50         $9.57           1.90%
 Class I
   Actual(b)                    $1,000         $  977.40         $3.86            .78%
   Hypothetical
   (5% return before
   expenses)                    $1,000         $1,021.10         $3.94            .78%
 Class R4
   Actual(b)                    $1,000         $  978.80         $5.05           1.02%
   Hypothetical
   (5% return before
   expenses)                    $1,000         $1,019.90         $5.15           1.02%

(a) Expenses are equal to the Fund's annualized expense ratio as indicated above, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).
(b) Based on the actual return for the six months ended Nov. 30, 2007: -2.42% for Class A, -2.80% for Class B, -2.93% for Class C, -2.26% for Class I and -2.12% for Class R4.

--------------------------------------------------------------------------------

 10 RIVERSOURCE FUNDAMENTAL VALUE FUND -- 2007 SEMIANNUAL REPORT

PORTFOLIO OF INVESTMENTS

NOV. 30, 2007 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES

COMMON STOCKS (99.2%)
ISSUER                                            SHARES                   VALUE(A)
AIR FREIGHT & LOGISTICS (0.6%)
Toll Holdings                                       158,119(c)           $1,923,526
United Parcel Service Cl B                           63,300               4,663,944
                                                                    ---------------
Total                                                                     6,587,470
-----------------------------------------------------------------------------------

AUTOMOBILES (1.3%)
Harley-Davidson                                     284,800(f)           13,676,096
-----------------------------------------------------------------------------------

BEVERAGES (2.5%)
Diageo ADR                                          167,160(c)           15,141,353
Heineken Holding                                    200,990(c)           11,252,457
                                                                    ---------------
Total                                                                    26,393,810
-----------------------------------------------------------------------------------

CAPITAL MARKETS (2.0%)
Bank of New York Mellon                             291,500              13,980,340
E*TRADE Financial                                    61,330(b,f)            282,118
Morgan Stanley                                       89,000               4,692,080
State Street                                         28,360               2,265,680
                                                                    ---------------
Total                                                                    21,220,218
-----------------------------------------------------------------------------------

COMMERCIAL BANKS (6.9%)
Commerce Bancorp                                    166,400               6,626,048
HSBC Holdings ADR                                   309,726(c)           26,481,573
Wachovia                                            421,082              18,106,526
Wells Fargo & Co                                    700,130              22,705,216
                                                                    ---------------
Total                                                                    73,919,363
-----------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES (0.9%)
Dun & Bradstreet                                    102,900               9,181,767
-----------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS (1.8%)
Dell                                                448,750(b)           11,012,325
Hewlett-Packard                                     158,370               8,102,209
                                                                    ---------------
Total                                                                    19,114,534
-----------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)

CONSTRUCTION MATERIALS (1.7%)
Martin Marietta Materials                            80,500(f)          $10,831,275
Vulcan Materials                                     79,210(f)            7,033,848
                                                                    ---------------
Total                                                                    17,865,123
-----------------------------------------------------------------------------------

CONSUMER FINANCE (4.6%)
American Express                                    813,600              47,986,128
Discover Financial Services                          44,330                 770,012
                                                                    ---------------
Total                                                                    48,756,140
-----------------------------------------------------------------------------------

CONTAINERS & PACKAGING (1.5%)
Sealed Air                                          676,600              15,812,142
-----------------------------------------------------------------------------------

DIVERSIFIED CONSUMER SERVICES (0.8%)
H&R Block                                           446,430               8,785,742
-----------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (5.4%)
Citigroup                                           341,200              11,361,960
JPMorgan Chase & Co                                 857,940              39,139,223
Moody's                                             193,630               7,292,106
                                                                    ---------------
Total                                                                    57,793,289
-----------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT & INSTRUMENTS (1.7%)
Agilent Technologies                                147,700(b)            5,587,491
Tyco Electronics                                    346,351              12,950,064
                                                                    ---------------
Total                                                                    18,537,555
-----------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (0.9%)
Transocean                                           71,044(b)            9,753,683
-----------------------------------------------------------------------------------

FOOD & STAPLES RETAILING (7.5%)
Costco Wholesale                                    708,200              47,732,680
CVS Caremark                                        376,961              15,112,366
Wal-Mart Stores                                     358,500              17,172,150
                                                                    ---------------
Total                                                                    80,017,196
-----------------------------------------------------------------------------------

FOOD PRODUCTS (0.3%)
Hershey                                              79,190               3,160,473
-----------------------------------------------------------------------------------

                             See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------

                 RIVERSOURCE FUNDAMENTAL VALUE FUND - 2007 SEMIANNUAL REPORT  11

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)

HEALTH CARE EQUIPMENT & SUPPLIES (1.3%)
Covidien                                            346,471             $13,896,952
-----------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (2.5%)
Cardinal Health                                     137,610               8,332,286
Express Scripts                                     104,830(b)            7,102,233
UnitedHealth Group                                  197,000              10,834,999
                                                                    ---------------
Total                                                                    26,269,518
-----------------------------------------------------------------------------------

HOUSEHOLD DURABLES (0.2%)
Hunter Douglas                                       29,363(c)            2,143,031
-----------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS (1.2%)
Procter & Gamble                                    169,300              12,528,200
-----------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES (1.3%)
Tyco Intl                                           346,381(c)           13,900,270
-----------------------------------------------------------------------------------

INSURANCE (15.3%)
Ambac Financial Group                                85,540               2,329,254
American Intl Group                                 644,100              37,441,533
Aon                                                 139,200               6,955,824
Berkshire Hathaway Cl B                               9,515(b)           44,625,349
Loews                                               503,350              24,055,097
Markel                                                1,860(b)              896,799
Millea Holdings                                     290,600(c)           10,173,092
NIPPONKOA Insurance                                 598,300(c)            5,707,325
Principal Financial Group                            56,600               3,706,734
Progressive                                         871,620              16,037,808
Sun Life Financial                                   34,220(c)            1,819,820
Transatlantic Holdings                              146,165              10,867,368
                                                                    ---------------
Total                                                                   164,616,003
-----------------------------------------------------------------------------------

INTERNET & CATALOG RETAIL (0.6%)
Amazon.com                                           39,040(b)            3,535,462
Liberty Media - Interactive Cl A                    148,400(b,d)          2,990,260
                                                                    ---------------
Total                                                                     6,525,722
-----------------------------------------------------------------------------------

INTERNET SOFTWARE & SERVICES (0.6%)
Google Cl A                                           8,750(b)            6,063,750
-----------------------------------------------------------------------------------

IT SERVICES (1.6%)
Iron Mountain                                       459,100(b)           16,747,968
-----------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)

MARINE (0.8%)
China Shipping Development Series H               1,338,000(c)           $3,679,856
Kuehne & Nagel Intl                                  45,401(c)            4,671,424
                                                                    ---------------
Total                                                                     8,351,280
-----------------------------------------------------------------------------------

MEDIA (6.0%)
Comcast Special Cl A                              1,211,420(b)           24,482,798
Gannett                                              30,900               1,135,575
Grupo Televisa ADR                                  139,600(c)            3,374,132
Lagardere                                           102,400(c)            8,209,739
Liberty Media - Capital Series A                     29,625(b,d)          3,527,153
News Corp Cl A                                      804,830              16,957,768
Virgin Media                                        186,472               3,542,968
WPP Group ADR                                        40,680(c)            2,573,010
                                                                    ---------------
Total                                                                    63,803,143
-----------------------------------------------------------------------------------

METALS & MINING (0.8%)
BHP Billiton                                        115,700(c)            3,822,209
Rio Tinto                                            41,600(c)            4,831,744
                                                                    ---------------
Total                                                                     8,653,953
-----------------------------------------------------------------------------------

MULTILINE RETAIL (0.1%)
Sears Holdings                                       14,360(b)            1,515,124
-----------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (14.0%)
Canadian Natural Resources                          177,900(c)           11,647,113
China Coal Energy Series H                        4,115,100(c)           13,028,992
ConocoPhillips                                      573,516              45,904,220
Devon Energy                                        318,500              26,374,985
EOG Resources                                       272,000              22,516,160
Occidental Petroleum                                433,670              30,257,155
                                                                    ---------------
Total                                                                   149,728,625
-----------------------------------------------------------------------------------

PAPER & FOREST PRODUCTS (0.3%)
Sino-Forest Cl A                                    142,200(b,c)          3,129,339
-----------------------------------------------------------------------------------

PERSONAL PRODUCTS (0.4%)
Avon Products                                       116,830               4,795,872
-----------------------------------------------------------------------------------

REAL ESTATE MANAGEMENT & DEVELOPMENT (0.4%)
Hang Lung Group                                     751,000(c)            4,282,885
-----------------------------------------------------------------------------------

ROAD & RAIL (0.1%)
Asciano Group                                       118,000(b,c)            774,074
-----------------------------------------------------------------------------------

See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------

 12 RIVERSOURCE FUNDAMENTAL VALUE FUND - 2007 SEMIANNUAL REPORT

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (0.6%)
Texas Instruments                                   217,660              $6,871,526
-----------------------------------------------------------------------------------

SOFTWARE (2.3%)
Microsoft                                           747,100              25,102,560
-----------------------------------------------------------------------------------

SPECIALTY RETAIL (1.5%)
Bed Bath & Beyond                                   175,020(b)            5,504,379
CarMax                                              268,300(b,f)          6,136,021
Lowe's Companies                                    158,350               3,865,324
                                                                    ---------------
Total                                                                    15,505,724
-----------------------------------------------------------------------------------

TOBACCO (3.7%)
Altria Group                                        516,500              40,059,740
-----------------------------------------------------------------------------------

TRANSPORTATION INFRASTRUCTURE (1.8%)
China Merchants Holdings Intl                     2,279,728(c)           14,787,267
COSCO Pacific                                     1,476,200(c)            4,095,552
                                                                    ---------------
Total                                                                    18,882,819
-----------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)

WIRELESS TELECOMMUNICATION SERVICES (1.4%)
SK Telecom ADR                                      198,400(c)           $6,283,328
Sprint Nextel                                       585,500               9,086,960
                                                                    ---------------
Total                                                                    15,370,288
-----------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $788,508,474)                                                 $1,060,092,967
-----------------------------------------------------------------------------------

MONEY MARKET FUND (2.2%)(g)
                                               SHARES                       VALUE(A)
RiverSource Short-Term Cash Fund                  24,034,109(e)          $24,034,109
------------------------------------------------------------------------------------

TOTAL MONEY MARKET FUND
(Cost: $24,034,109)                                                      $24,034,109
------------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $812,542,583)(h)                                               $1,084,127,076
====================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

(a) Securities are valued by using procedures described in Note 1 to the financial statements.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At Nov. 30, 2007, the value of foreign securities represented 16.6% of net assets.

(d) Shareholders of tracking stocks have a financial interest only in a unit or division of the company. Unlike the common stock of the company itself, a tracking stock usually has limited or no voting rights. In the event of a company's liquidation, tracking stock shareholders typically do not have a legal claim on the company's assets.

(e)  Affiliated Money Market Fund - See Note 6 to the financial statements.

(f) At Nov. 30, 2007, security was partially or fully on loan. See Note 5 to the financial statements

(g) Cash collateral received from security lending activity is invested in an affiliated money market fund and represents 2.1% of net assets. See Note 5 to the financial statements. The Fund's cash equivalent position is 0.1% of net assets.

(h) At Nov. 30, 2007, the cost of securities for federal income tax purposes was approximately $812,543,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                           $300,179,000
Unrealized depreciation                                            (28,595,000)
------------------------------------------------------------------------------
Net unrealized appreciation                                       $271,584,000
------------------------------------------------------------------------------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

--------------------------------------------------------------------------------

                 RIVERSOURCE FUNDAMENTAL VALUE FUND - 2007 SEMIANNUAL REPORT  13

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------

 14 RIVERSOURCE FUNDMENTAL VALUE FUND - 2007 SEMIANNUAL REPORT

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

NOV. 30, 2007 (UNAUDITED)


ASSETS
Investments in securities, at value
   Unaffiliated issuers* (identified cost $788,508,474)         $1,060,092,967
   Affiliated money market fund (identified cost
   $24,034,109)                                                     24,034,109
------------------------------------------------------------------------------
Total investments in securities (identified cost
   $812,542,583)                                                 1,084,127,076
Capital shares receivable                                              224,806
Dividends receivable                                                 1,604,997
Receivable for investment securities sold                           10,733,356
------------------------------------------------------------------------------
Total assets                                                     1,096,690,235
------------------------------------------------------------------------------
LIABILITIES
Capital shares payable                                               1,534,936
Payable for investment securities purchased                          3,430,675
Payable upon return of securities loaned                            22,489,200
Accrued investment management services fee                              20,725
Accrued distribution fee                                               209,222
Accrued transfer agency fee                                              1,151
Accrued administrative services fee                                      1,654
Accrued plan administration services fee                                   203
Other accrued expenses                                                  95,711
------------------------------------------------------------------------------
Total liabilities                                                   27,783,477
------------------------------------------------------------------------------
Net assets applicable to outstanding capital stock              $1,068,906,758
==============================================================================

--------------------------------------------------------------------------------

                RIVERSOURCE FUNDAMENTAL VALUE FUND -- 2007 SEMIANNUAL REPORT  15

NOV. 30, 2007 (UNAUDITED)

REPRESENTED BY
Capital stock -- $.01 par value                                 $    1,570,620
Additional paid-in capital                                         695,774,387
Undistributed net investment income                                  6,900,028
Accumulated net realized gain (loss)                                93,080,159
Unrealized appreciation (depreciation) on investments
   and on translation of assets and liabilities in foreign
   currencies                                                      271,581,564
------------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding
   capital stock                                                $1,068,906,758
==============================================================================

Net assets applicable to outstanding
   shares:                                Class A                           $  752,937,134
                                          Class B                           $  195,601,819
                                          Class C                           $   17,300,268
                                          Class I                           $  102,093,475
                                          Class R4                          $      974,062
Net asset value per share of outstanding
   capital stock:                         Class A shares(1)   109,939,770   $         6.85
                                          Class B shares       29,643,858   $         6.60
                                          Class C shares        2,611,753   $         6.62
                                          Class I shares       14,725,600   $         6.93
                                          Class R4 shares         141,030   $         6.91
------------------------------------------------------------------------------------------
* Including securities on loan, at value                                    $   22,509,508
------------------------------------------------------------------------------------------

(1) The maximum offering price per share for Class A is $7.27. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 5.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.

--------------------------------------------------------------------------------

 16 RIVERSOURCE FUNDAMENTAL VALUE FUND -- 2007 SEMIANNUAL REPORT

STATEMENT OF OPERATIONS

SIX MONTHS ENDED NOV. 30, 2007 (UNAUDITED)

INVESTMENT INCOME
Income:
Dividends                                                       $  9,848,837
Interest                                                               1,483
Income distributions from affiliated money market fund               206,215
Fee income from securities lending                                     9,797
   Less foreign taxes withheld                                       (37,479)
----------------------------------------------------------------------------
Total income                                                      10,028,853
----------------------------------------------------------------------------
Expenses:
Investment management services fee                                 3,816,668
Distribution fee
   Class A                                                           991,887
   Class B                                                         1,089,181
   Class C                                                            92,677
Transfer agency fee
   Class A                                                           672,374
   Class B                                                           195,766
   Class C                                                            16,211
   Class R4                                                              239
Administrative services fee                                          317,965
Plan administration services fee - Class R4                            1,197
Compensation of board members                                         10,191
Custodian fees                                                        70,700
Printing and postage                                                  69,785
Registration fees                                                     17,450
Professional fees                                                     20,925
Other                                                                 17,427
----------------------------------------------------------------------------
Total expenses                                                     7,400,643
   Expenses waived/reimbursed by the Investment Manager and
      its affiliates                                                (242,911)
----------------------------------------------------------------------------
                                                                   7,157,232
   Earnings and bank fee credits on cash balances                    (23,500)
----------------------------------------------------------------------------
Total net expenses                                                 7,134,232
----------------------------------------------------------------------------
Investment income (loss) -- net                                    2,894,621
----------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on:
   Security transactions                                          50,564,426
   Foreign currency transactions                                     (72,281)
----------------------------------------------------------------------------
Net realized gain (loss) on investments                           50,492,145
Net change in unrealized appreciation (depreciation) on
   investments
   and on translation of assets and liabilities in foreign
   currencies                                                    (83,147,558)
----------------------------------------------------------------------------
Net gain (loss) on investments and foreign currencies            (32,655,413)
----------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                                   $(29,760,792)
============================================================================

The accompanying Notes to Financial Statements are an integral part of this statement.

--------------------------------------------------------------------------------

                RIVERSOURCE FUNDAMENTAL VALUE FUND -- 2007 SEMIANNUAL REPORT  17

STATEMENTS OF CHANGES IN NET ASSETS

                                                              SIX MONTHS ENDED      YEAR ENDED
                                                               NOV. 30, 2007       MAY 31, 2007
                                                                (UNAUDITED)
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                                $    2,894,621     $    5,803,554
Net realized gain (loss) on investments                            50,492,145         71,525,084
Net change in unrealized appreciation (depreciation) on
   investments
   and on translation of assets and liabilities in foreign
   currencies                                                     (83,147,558)       136,776,880
------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                                     (29,760,792)       214,105,518
------------------------------------------------------------------------------------------------
Distributions to shareholders from:
   Net investment income
      Class A                                                              --         (2,347,965)
      Class I                                                              --           (447,791)
      Class R4                                                             --             (4,295)
   Net realized gain
      Class A                                                              --        (29,452,879)
      Class B                                                              --         (9,841,659)
      Class C                                                              --           (718,823)
      Class I                                                              --         (2,951,043)
      Class R4                                                             --            (36,627)
------------------------------------------------------------------------------------------------
Total distributions                                                        --        (45,801,082)
------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Proceeds from sales
   Class A shares                                                  51,010,334        108,377,694
   Class B shares                                                   5,215,550         22,324,916
   Class C shares                                                     693,528          2,607,148
   Class I shares                                                  16,895,390         14,407,165
   Class R4 shares                                                     47,802            195,846
Reinvestment of distributions at net asset value
   Class A shares                                                          --         31,063,813
   Class B shares                                                          --          9,701,218
   Class C shares                                                          --            706,945
   Class I shares                                                          --          3,398,562
   Class R4 shares                                                         --             40,371
Payments for redemptions
   Class A shares                                                 (99,411,811)      (174,918,568)
   Class B shares                                                 (61,701,092)       (91,019,763)
   Class C shares                                                  (2,468,318)        (4,386,850)
   Class I shares                                                  (3,649,966)       (25,405,304)
   Class R4 shares                                                    (96,992)          (106,795)
------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share
   transactions                                                   (93,465,575)      (103,013,602)
------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                          (123,226,367)        65,290,834
Net assets at beginning of period                               1,192,133,125      1,126,842,291
------------------------------------------------------------------------------------------------
Net assets at end of period                                    $1,068,906,758     $1,192,133,125
================================================================================================
Undistributed net investment income                            $    6,900,028     $    4,005,407
------------------------------------------------------------------------------------------------

The accompanying Notes to Financial Statements are an integral part of this statement.

--------------------------------------------------------------------------------

 18 RIVERSOURCE FUNDAMENTAL VALUE FUND -- 2007 SEMIANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS

(Unaudited as to Nov. 30, 2007)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

RiverSource Fundamental Value Fund (the Fund) is a series of RiverSource Managers Series, Inc. and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. RiverSource Managers Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the Board. The Fund invests primarily in equity securities of U.S. companies.

The Fund offers Class A, Class B, Class C, Class I and Class R4 shares.

-  Class A shares are sold with a front-end sales charge.

- Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares during the ninth year of ownership.

-  Class C shares may be subject to a CDSC.

- Class I and Class R4 shares are sold without a front-end sales charge or CDSC and are offered to qualifying institutional investors.

At Nov. 30, 2007, RiverSource Investments, LLC (the Investment Manager) and the affiliated funds-of-funds owned 100% of Class I shares.

All classes of shares have identical voting, dividend and liquidation rights. Class specific expenses (e.g., distribution and service fees, transfer agency fees, plan administration services fees) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

The Fund's significant accounting policies are summarized below:

USE OF ESTIMATES

Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

VALUATION OF SECURITIES

All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. The procedures adopted by the Board of Directors of the

--------------------------------------------------------------------------------

                RIVERSOURCE FUNDAMENTAL VALUE FUND -- 2007 SEMIANNUAL REPORT 19 funds generally contemplate the use of fair valuation in the event that price quotations or valuations are not readily available, price quotations or valuations from other sources are not reflective of market value and thus deemed unreliable, or a significant event has occurred in relation to a security or class of securities (such as foreign securities) that is not reflected in price quotations or valuations from other sources. A fair value price is a good faith estimate of the value of a security at a given point in time.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange, including significant movements in the U.S. market after foreign exchanges have closed. Accordingly, in those situations, Ameriprise Financial, Inc. (Ameriprise Financial), parent company of the Investment Manager, as administrator to the Fund, will fair value foreign securities pursuant to procedures adopted by the Board of Directors of the funds, including utilizing a third party pricing service to determine these fair values. These procedures take into account multiple factors, including movements in the U.S. securities markets, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange.

Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

OPTION TRANSACTIONS

To produce incremental earnings, protect gains, and facilitate buying and selling of securities for investments, the Fund may buy and write options traded on any U.S. or foreign exchange or in the over-the-counter market where completing the obligation depends upon the credit standing of the other party. Cash collateral may be collected by the Fund to secure certain over-the-counter options trades. Cash collateral held by the Fund for such option trades must be returned to the counterparty upon closure, exercise or expiration of the contract. The Fund also may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Fund will realize a

--------------------------------------------------------------------------------

 20 RIVERSOURCE FUNDAMENTAL VALUE FUND -- 2007 SEMIANNUAL REPORT gain or loss when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid. During the six months ended Nov. 30, 2007, the Fund had no outstanding option contracts.

FUTURES TRANSACTIONS

To gain exposure to or protect itself from market changes, the Fund may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Fund also may buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Futures are valued daily based upon the last sale price at the close of market on the principal exchange on which they are traded. Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. At Nov. 30, 2007, the Fund had no outstanding futures contracts.

FOREIGN CURRENCY TRANSLATIONS AND FORWARD FOREIGN CURRENCY CONTRACTS

Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the Statement of operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

The Fund may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Fund is subject to the credit risk that the other party will not complete its contract obligations. At Nov. 30, 2007, the Fund had no outstanding forward foreign currency contracts.

--------------------------------------------------------------------------------

                RIVERSOURCE FUNDAMENTAL VALUE FUND -- 2007 SEMIANNUAL REPORT  21

GUARANTEES AND INDEMNIFICATIONS

Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

FEDERAL TAXES

The Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income or excise taxes is thus required.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of deferred losses on certain futures contracts, the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

RECENT ACCOUNTING PRONOUNCEMENTS

On Sept. 20, 2006, the Financial Accounting Standards Board (FASB) released Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" (SFAS 157). SFAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of SFAS 157 is required for fiscal years beginning after Nov. 15, 2007 and interim periods within those fiscal years. The impact of SFAS 157 on the Fund's financial statements is being evaluated.

In June 2006, the FASB issued FASB Interpretation 48 (FIN 48), "Accounting for Uncertainty in Income Taxes." FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement 109, "Accounting for Income Taxes." FIN 48 prescribes a two-step process to recognize and measure a tax position taken or expected to be taken in a tax return. The first step is to determine whether a tax position has met the more-likely-than-not recognition threshold and the second step is to measure a tax position that meets the threshold to determine the amount of benefit to recognize. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure, and transition. FIN 48 has been adopted by the Fund and there is no material impact on the Fund.

--------------------------------------------------------------------------------

 22 RIVERSOURCE FUNDAMENTAL VALUE FUND -- 2007 SEMIANNUAL REPORT

DIVIDENDS TO SHAREHOLDERS

An annual dividend from net investment income, declared and paid at the end of the calendar year, when available, is reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the income dividend.

OTHER

Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date and interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

2. EXPENSES AND SALES CHARGES

Under an Investment Management Services Agreement, the Investment Manager determines which securities will be purchased, held or sold. The management fee is a percentage of the Fund's average daily net assets that declines from 0.73% to 0.60% annually as the Fund's assets increase. The fee may be adjusted upward or downward by a performance incentive adjustment determined monthly by measuring the percentage difference over a rolling 12-month period between the performance of one Class A share of the Fund and the change to the Lipper Large-Cap Value Funds Index. Effective Jan. 1, 2008, the Lipper Large-Cap Core Funds Index will be used for purposes of determining the performance incentive adjustment. In certain circumstances, the Board may approve a change in the index. The maximum adjustment is 0.12% per year. If the performance difference is less than 0.50%, the adjustment will be zero. The adjustment decreased the fee by $184,276 for the six months ended Nov. 30, 2007. The management fee for the six months ended Nov. 30, 2007, was 0.68% of the Fund's average daily net assets, including an adjustment under the terms of the performance incentive arrangement.

The Investment Manager has a Subadvisory Agreement with Davis Selected Advisers, L.P. (Davis) to subadvise the assets of the Fund. The Investment Manager contracts with and compensates Davis to manage the investment of the Fund's assets.

Under an Administrative Services Agreement, the Fund pays Ameriprise Financial a fee for administration and accounting services at a percentage of the Fund's average daily net assets that declines from 0.06% to 0.03% annually as the Fund's assets increase. The fee for the six months ended Nov. 30, 2007, was 0.06% of the Fund's average daily net assets.

Other expenses in the amount of $5,247 are for, among other things, certain expenses of the Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain

--------------------------------------------------------------------------------

                RIVERSOURCE FUNDAMENTAL VALUE FUND -- 2007 SEMIANNUAL REPORT 23 other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board.

Compensation of Board members includes, for a former Board Chair, compensation as well as retirement benefits. Certain other aspects of a former Board Chair's compensation, including health benefits and payment of certain other expenses, are included under other expenses.

Under a Deferred Compensation Plan (the Plan), non-interested board members may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or other RiverSource funds. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Under a Transfer Agency Agreement, RiverSource Service Corporation (the Transfer Agent) maintains shareholder accounts and records. The Fund pays the Transfer Agent an annual fee per shareholder account for this service as follows:

-  Class A $19.50

-  Class B $20.50

-  Class C $20.00

The Fund pays the Transfer Agent an annual asset-based fee at a rate of 0.05% of the Fund's average daily net assets attributable to Class R4 shares.

The Transfer Agent charges an annual fee of $5 per inactive account, charged on a pro rata basis for 12 months from the date the account becomes inactive. These fees are included in the transfer agency fees on the Statement of operations.

Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund's average daily net assets attributable to Class R4 shares for the provision of various administrative, recordkeeping, communication and educational services.

The Fund has an agreement with RiverSource Distributors, Inc. (the Distributor) for distribution and shareholder services. Prior to Oct. 1, 2007, Ameriprise Financial Services, Inc. also served as a principal underwriter and distributor to the Fund. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class A shares and a fee at an annual rate of up to 1.00% of the Fund's average daily net assets attributable to Class B and Class C shares.

Sales charges received by the Distributor for distributing Fund shares were $306,543 for Class A, $86,376 for Class B and $481 for Class C for the six months ended Nov. 30, 2007.

--------------------------------------------------------------------------------

 24 RIVERSOURCE FUNDAMENTAL VALUE FUND -- 2007 SEMIANNUAL REPORT

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). Because the acquired funds have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.

For the six months ended Nov. 30, 2007, the Investment Manager and its affiliates waived/reimbursed certain fees and expenses such that net expenses (excluding fees and expenses of acquired funds) were 1.15% for Class A, 1.90% for Class B, 1.90% for Class C and 0.78% for Class R4. Of these waived/reimbursed fees and expenses, the transfer agency fees at the class level were $186,083, $51,048, $4,344 and $239 for Class A, Class B, Class C and Class R4, respectively, and the plan administration services fee at the class level was $1,197 for Class R4. In addition, the Investment Manager and its affiliates have contractually agreed to waive certain fees and expenses until May 31, 2008, such that net expenses (excluding fees and expenses of acquired funds), before giving effect to any performance adjustment incentive adjustment, will not exceed 1.18% for Class A, 1.94% for Class B, 1.94% for Class C, 0.81% for Class I and 1.05% for Class R4 of the Fund's average daily net assets, unless sooner terminated at the discretion of the Board.

During the six months ended Nov. 30, 2007, the Fund's transfer agency fees were reduced by $23,500 as a result of bank fee credits from overnight cash balances.

The Fund pays custodian fees to Ameriprise Trust Company, a subsidiary of Ameriprise Financial.

3. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $48,048,954 and $133,238,432, respectively, for the six months ended Nov. 30, 2007. Realized gains and losses are determined on an identified cost basis.

--------------------------------------------------------------------------------

                RIVERSOURCE FUNDAMENTAL VALUE FUND -- 2007 SEMIANNUAL REPORT  25

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the periods indicated are as follows:

                                              SIX MONTHS ENDED NOV. 30, 2007
                                            ISSUED FOR
                                            REINVESTED                             NET
                                SOLD       DISTRIBUTIONS     REDEEMED      INCREASE (DECREASE)
----------------------------------------------------------------------------------------------
Class A                       7,243,519             --      (14,499,828)       (7,256,309)
Class B                         786,338             --       (9,111,670)       (8,325,332)
Class C                         104,299             --         (372,548)         (268,249)
Class I                       2,430,944             --         (519,439)        1,911,505
Class R4                          6,797             --          (13,769)           (6,972)
----------------------------------------------------------------------------------------------

                                                  YEAR ENDED MAY 31, 2007
                                            ISSUED FOR
                                            REINVESTED                             NET
                                SOLD       DISTRIBUTIONS     REDEEMED      INCREASE (DECREASE)
----------------------------------------------------------------------------------------------
Class A                      17,217,812      4,749,819      (27,230,949)       (5,263,318)
Class B                       3,594,240      1,527,751      (14,951,622)       (9,829,631)
Class C                         420,198        110,980         (702,506)         (171,328)
Class I                       2,250,585        514,934       (3,989,147)       (1,223,628)
Class R4                         30,206          6,145          (15,458)           20,893
----------------------------------------------------------------------------------------------

5. LENDING OF PORTFOLIO SECURITIES

In order to generate additional income, the Fund may lend securities representing up to one-third of the value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers of securities. The Fund receives collateral in the form of cash and U.S. government securities, equal to at least 100% of the value of securities loaned, which is marked to the market value of the loaned securities daily until the securities are returned, e.g., if the value of the securities on loan increases, additional cash collateral is provided by the borrower. The Investment Manager serves as securities lending agent for the Fund under the Investment Management Services Agreement pursuant to which the Fund has agreed to reimburse the Investment Manager for expenses incurred by it in connection with the lending program, and pursuant to guidelines adopted by and under the oversight of the Board. At Nov. 30, 2007, securities valued at $22,509,508 were on loan to brokers. For collateral, the Fund received $22,489,200 in cash. Cash collateral received is invested in an affiliated money market fund and short-term securities, including U.S. government securities or other high-grade debt obligations, which are included in the "Portfolio of Investments." As of Nov. 30, 2007, due to fluctuating market conditions, the Fund was undercollateralized. However, on Dec. 3, 2007 the Fund returned to an adequately collateralized position. Income from securities lending amounted to $9,797 for the six months ended Nov. 30, 2007. Expenses paid to the Investment

--------------------------------------------------------------------------------

 26 RIVERSOURCE FUNDAMENTAL VALUE FUND -- 2007 SEMIANNUAL REPORT

Manager were $965 for the six months ended Nov. 30, 2007, which are included in other expenses on the Statement of operations. The risks to the Fund of securities lending are that the borrower may not provide additional collateral when required or return the securities when due.

6. AFFILIATED MONEY MARKET FUND

The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The cost of the Fund's purchases and proceeds from sales of shares of the RiverSource Short-Term Cash Fund aggregated $93,620,580 and $89,368,293, respectively, for the six months ended Nov. 30, 2007.

7. BANK BORROWINGS

The Fund has entered into a revolving credit facility with a syndicate of banks headed by JPMorgan Chase Bank, N.A. (JPMCB), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility became effective on Oct. 18, 2007, replacing a prior credit facility. The credit facility agreement, which is a collective agreement between the Fund and certain other RiverSource funds, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each Fund based on its borrowings at a rate equal to the federal funds rate plus 0.30%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.06% per annum. Under the prior credit facility, a Fund paid interest on its outstanding borrowings at a rate equal to either the higher of the federal funds effective rate plus 0.40% or the JPMCB Prime Commercial Lending Rate. The Fund had no borrowings during the six months ended Nov. 30, 2007.

8. CONCENTRATION OF RISK

SECTOR RISK

The Subadviser has historically invested significantly in the financial services sector. The Fund may therefore be more susceptible to the particular risks of the financial services sector than if the Fund were invested in a wider variety of companies in unrelated industries.

--------------------------------------------------------------------------------

                RIVERSOURCE FUNDAMENTAL VALUE FUND -- 2007 SEMIANNUAL REPORT  27

9. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc., was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota. In response to defendants' motion to dismiss the complaint, the Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals on August 8, 2007.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), the parent company of RiverSource Investments, LLC (RiverSource Investments), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce
(MDOC) related to market timing activities. In connection with these matters, the SEC and MDOC issued orders (the Orders) alleging that AEFC violated certain provisions of the federal and Minnesota securities laws by failing to adequately disclose market timing activities by allowing certain identified market timers to continue to market time contrary to disclosures in mutual fund and variable annuity product prospectuses. The Orders also alleged that AEFC failed to implement procedures to detect and prevent market timing in 401(k) plans for employees of AEFC and related companies and failed to adequately disclose that there were no such procedures. Pursuant to the MDOC Order, the MDOC also alleged that AEFC allowed inappropriate market timing to occur by failing to have written policies and procedures and failing to properly supervise its employees.

As a result of the Orders, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. Pursuant to the terms of the Orders, AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to make presentations at least annually to its board of directors and the relevant mutual funds' board that include an overview of policies and procedures to prevent market timing, material changes to these policies and procedures and whether disclosures related to market timing are consistent with the SEC order and

--------------------------------------------------------------------------------

 28 RIVERSOURCE FUNDAMENTAL VALUE FUND -- 2007 SEMIANNUAL REPORT federal securities laws. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. In addition, AEFC agreed to complete and submit to the MDOC a compliance review of its procedures regarding market timing within one year of the MDOC Order, including a summary of actions taken to ensure compliance with applicable laws and regulations and certification by a senior officer regarding compliance and supervisory procedures.

Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Boards of Directors/Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

--------------------------------------------------------------------------------

                RIVERSOURCE FUNDAMENTAL VALUE FUND -- 2007 SEMIANNUAL REPORT  29

10. FINANCIAL HIGHLIGHTS

The tables below show certain important financial information for evaluating the Fund's results.

CLASS A

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED MAY 31,         2007(I)               2007              2006              2005              2004
Net asset value, beginning of
  period                               $7.02             $6.05             $5.45             $5.04             $4.15
--------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)             .02(b)            .03               .02               .01               .01
Net gains (losses) (both realized
 and unrealized)                        (.19)             1.21               .60               .42               .89
--------------------------------------------------------------------------------------------------------------------
Total from investment operations        (.17)             1.24               .62               .43               .90
--------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                                   --              (.02)             (.02)             (.02)             (.01)
Distributions from realized gains         --              (.25)               --                --                --
--------------------------------------------------------------------------------------------------------------------
Total distributions                       --              (.27)             (.02)             (.02)             (.01)
--------------------------------------------------------------------------------------------------------------------
Net asset value, end of period         $6.85             $7.02             $6.05             $5.45             $5.04
--------------------------------------------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                              $753              $823              $741              $641              $332
--------------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(c),(d)           1.19%(e)          1.18%             1.26%             1.30%             1.35%
--------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(c),(d)           1.15%(e),(f)      1.13%(f)          1.26%             1.30%             1.34%(f)
--------------------------------------------------------------------------------------------------------------------
Net investment income (loss)            .65%(e)           .67%              .46%              .58%              .42%
--------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                   4%               12%               20%                2%                5%
--------------------------------------------------------------------------------------------------------------------
Total return(g)                       (2.42%)(h)        20.76%            11.38%             8.57%            21.57%
--------------------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amount has been calculated using the average shares outstanding method.
(c) Expense ratio is before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e)  Adjusted to an annual basis.
(f) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(g)  Total return does not reflect payment of a sales charge.
(h)  Not annualized.
(i)  Six months ended Nov. 30, 2007 (Unaudited).

--------------------------------------------------------------------------------

 30 RIVERSOURCE FUNDAMENTAL VALUE FUND -- 2007 SEMIANNUAL REPORT

CLASS B

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED MAY 31,         2007(I)               2007              2006              2005              2004
Net asset value, beginning of
 period                                $6.79             $5.89             $5.32             $4.94             $4.09
--------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)             .00(b)           (.01)             (.02)             (.02)             (.01)
Net gains (losses) (both realized
 and unrealized)                        (.19)             1.16               .59               .40               .86
--------------------------------------------------------------------------------------------------------------------
Total from investment operations        (.19)             1.15               .57               .38               .85
--------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Distributions from realized gains         --              (.25)               --                --                --
--------------------------------------------------------------------------------------------------------------------
Net asset value, end of period         $6.60             $6.79             $5.89             $5.32             $4.94
--------------------------------------------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                              $196              $258              $281              $294              $196
--------------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(c),(d)           1.95%(e)          1.95%             2.03%             2.06%             2.11%
--------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(c),(d)           1.90%(e),(f)      1.89%(f)          2.03%             2.06%             2.10%(f)
--------------------------------------------------------------------------------------------------------------------
Net investment income (loss)           (.13%)(e)         (.11%)            (.30%)            (.20%)            (.34%)
--------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                   4%               12%               20%                2%                5%
--------------------------------------------------------------------------------------------------------------------
Total return(g)                       (2.80%)(h)        19.76%            10.71%             7.69%            20.78%
--------------------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amount has been calculated using the average shares outstanding method.
(c) Expense ratio is before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e)  Adjusted to an annual basis.
(f) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(g)  Total return does not reflect payment of a sales charge.
(h)  Not annualized.
(i)  Six months ended Nov. 30, 2007 (Unaudited).

--------------------------------------------------------------------------------

                RIVERSOURCE FUNDAMENTAL VALUE FUND -- 2007 SEMIANNUAL REPORT  31

CLASS C

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED MAY 31,         2007(I)               2007              2006              2005              2004
Net asset value, beginning of
 period                                $6.82             $5.91             $5.34             $4.96             $4.11
--------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)           .00(b)             (.01)             (.01)             (.02)             (.01)
Net gains (losses) (both realized
 and unrealized)                        (.20)             1.17               .58               .40               .86
--------------------------------------------------------------------------------------------------------------------
Total from investment operations        (.20)             1.16               .57               .38               .85
--------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Distributions from realized gains         --              (.25)               --                --                --
--------------------------------------------------------------------------------------------------------------------
Net asset value, end of period         $6.62             $6.82             $5.91             $5.34             $4.96
--------------------------------------------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                               $17               $20               $18               $17               $12
--------------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(c),(d)           1.95%(e)          1.94%             2.03%             2.07%             2.12%
--------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(c),(d)           1.90%(e),(f)      1.89%(f)          2.03%             2.07%             2.10%(f)
--------------------------------------------------------------------------------------------------------------------
Net investment income (loss)           (.11%)(e)         (.09%)            (.31%)            (.20%)            (.34%)
--------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                   4%               12%               20%                2%                5%
--------------------------------------------------------------------------------------------------------------------
Total return(g)                       (2.93%)(h)        19.87%            10.67%             7.66%            20.68%
--------------------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amount has been calculated using the average shares outstanding method.
(c) Expense ratio is before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e)  Adjusted to an annual basis.
(f) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(g)  Total return does not reflect payment of a sales charge.
(h)  Not annualized.
(i)  Six months ended Nov. 30, 2007 (Unaudited).

--------------------------------------------------------------------------------

 32 RIVERSOURCE FUNDAMENTAL VALUE FUND -- 2007 SEMIANNUAL REPORT

CLASS I

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED MAY 31,         2007(J)               2007              2006              2005           2004(B)
Net asset value, beginning of
 period                                $7.09             $6.11             $5.49             $5.07             $5.20
--------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)             .04(c)            .06               .04               .02               .03
Net gains (losses) (both realized
 and unrealized)                        (.20)             1.20               .62               .44              (.16)
--------------------------------------------------------------------------------------------------------------------
Total from investment operations        (.16)             1.26               .66               .46              (.13)
--------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                                   --              (.03)             (.04)             (.04)               --
Distributions from realized gains         --              (.25)               --                --                --
--------------------------------------------------------------------------------------------------------------------
Total distributions                       --              (.28)             (.04)             (.04)               --
--------------------------------------------------------------------------------------------------------------------
Net asset value, end of period         $6.93             $7.09             $6.11             $5.49             $5.07
--------------------------------------------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                              $102               $91               $86               $38                $8
--------------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)            .78%(f)           .76%              .83%              .85%             1.01%(f)
--------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(e)            .78%(f)           .76%              .83%              .85%              .92%(f),(g)
--------------------------------------------------------------------------------------------------------------------
Net investment income (loss)           1.01%(f)          1.05%              .91%             1.10%              .92%(f)
--------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                   4%               12%               20%                2%                5%
--------------------------------------------------------------------------------------------------------------------
Total return(h)                       (2.26%)(i)        21.04%            11.96%             8.99%            (2.50%)(i)
--------------------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from March 4, 2004 (inception date) to May 31, 2004.
(c) Per share amount has been calculated using the average shares outstanding method.
(d) Expense ratio is before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(h)  Total return does not reflect payment of a sales charge.
(i)  Not annualized.
(j)  Six months ended Nov. 30, 2007 (Unaudited).

--------------------------------------------------------------------------------

                RIVERSOURCE FUNDAMENTAL VALUE FUND -- 2007 SEMIANNUAL REPORT  33

CLASS R4

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED MAY 31,         2007(I)               2007              2006              2005              2004
Net asset value, beginning of
 period                                $7.06             $6.08             $5.47             $5.06             $4.16
--------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)             .04(b)            .05               .03               .02               .01
Net gains (losses) (both realized
 and unrealized)                        (.19)             1.21               .61               .42               .90
--------------------------------------------------------------------------------------------------------------------
Total from investment operations        (.15)             1.26               .64               .44               .91
--------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                                   --              (.03)             (.03)             (.03)             (.01)
Distributions from realized gains         --              (.25)               --                --                --
--------------------------------------------------------------------------------------------------------------------
Total distributions                       --              (.28)             (.03)             (.03)             (.01)
--------------------------------------------------------------------------------------------------------------------
Net asset value, end of period         $6.91             $7.06             $6.08             $5.47             $5.06
--------------------------------------------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                $1                $1                $1                $1               $--
--------------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(c),(d)           1.08%(e)          1.03%             1.09%             1.13%             1.18%
--------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(c),(d)            .78%(e),(f)       .96%(f)          1.09%             1.13%             1.17%(f)
--------------------------------------------------------------------------------------------------------------------
Net investment income (loss)           1.02%(e)           .87%              .64%              .79%              .58%
--------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                   4%               12%               20%                2%                5%
--------------------------------------------------------------------------------------------------------------------
Total return(g)                       (2.12%)(h)        20.99%            11.65%             8.70%            21.82%
--------------------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amount has been calculated using the average shares outstanding method.
(c) Expense ratio is before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e)  Adjusted to an annual basis.
(f) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(g)  Total return does not reflect payment of a sales charge.
(h)  Not annualized.
(i)  Six months ended Nov. 30, 2007 (Unaudited).

--------------------------------------------------------------------------------

 34 RIVERSOURCE FUNDAMENTAL VALUE FUND -- 2007 SEMIANNUAL REPORT

PROXY VOTING

The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling RiverSource Funds at (888) 791-3380; contacting your financial institution; visiting riversource.com/funds; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting riversource.com/funds; or searching the website of the SEC at www.sec.gov.

CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

On April 12, 2007, Ernst & Young LLP was selected as the Fund's independent registered public accounting firm for the 2008 fiscal year. A majority of the Fund's Board of Directors, including a majority of the Independent Directors, approved the appointment of Ernst & Young LLP. The predecessor independent registered public accounting firm's reports on the Fund's financial statements for the year ended May 31, 2007 and the year ended May 31, 2006 contained no adverse opinion or disclaimer of opinion and were not qualified or modified as to uncertainty, audit scope or accounting principles. During such fiscal periods and through April 12, 2007 there were no disagreements between the Fund and the predecessor independent registered public accounting firm on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures, which such disagreements, if not resolved to the satisfaction of the predecessor independent registered public accounting firm, would have caused them to make reference to the subject matter of the disagreement in connection with their reports on the financial statements for such fiscal periods.

--------------------------------------------------------------------------------

                RIVERSOURCE FUNDAMENTAL VALUE FUND -- 2007 SEMIANNUAL REPORT  35

     RIVERSOURCE(R) FUNDAMENTAL VALUE FUND

     734 Ameriprise Financial Center

     Minneapolis, MN 55474

     RIVERSOURCE.COM/FUNDS

                                        This report must be accompanied or preceded by
                                        the Fund's current prospectus. RiverSource(R)
                                        mutual funds are distributed by RiverSource
                                        Distributors, Inc., Member FINRA, and managed
                                        by RiverSource Investments, LLC. These
                                        companies are part of Ameriprise Financial,
                                        Inc.
       (RIVERSOURCE INVESTMENTS LOGO)   (C) 2008 RiverSource Distributors, Inc.                            S-6247 H (1/08)

Semiannual Report

                                                  (RIVERSOURCE INVESTMENTS LOGO)

RIVERSOURCE(R)
SELECT VALUE FUND

SEMIANNUAL REPORT FOR
THE PERIOD ENDED
NOVEMBER 30, 2007


RIVERSOURCE SELECT VALUE
FUND SEEKS TO PROVIDE
SHAREHOLDERS WITH LONG-TERM
GROWTH OF CAPITAL.

TABLE OF CONTENTS

Fund Snapshot.......................      3

Performance Summary.................      5

Questions & Answers
   with Portfolio Management........      7

Fund Expenses Example...............     11

Portfolio of Investments............     13

Financial Statements................     17

Notes to Financial Statements.......     22

Proxy Voting........................     38

Change in Independent Registered
   Public Accounting Firm...........     39

          (DALBAR LOGO)

The RiverSource mutual fund
shareholder reports have been
awarded the Communications Seal
from Dalbar Inc., an independent
financial services research firm.
The Seal recognizes communications
demonstrating a level of
excellence in the industry.
--------------------------------------------------------------------------------

 2 RIVERSOURCE SELECT VALUE FUND -- 2007 SEMIANNUAL REPORT

FUND SNAPSHOT AT NOV. 30, 2007 (UNAUDITED)

FUND OBJECTIVE

RiverSource Select Value Fund seeks to provide shareholders with long-term growth of capital.

SECTOR BREAKDOWN*

Percentage of portfolio assets

                                  (PIE CHART)

Other(1)                                                24.5%
Consumer Discretionary                                  12.0%
Information Technology                                  10.0%
Consumer Staples                                         8.2%
Financials                                              20.5%
Utilities                                               12.8%
Industrials                                             12.0%

 * Sectors can be comprised of several industries. Please refer to the section entitled "Portfolio of Investments" for a complete listing. No single industry exceeds 25% of portfolio assets.
(1) Includes Materials 7.9%, Health Care 6.4%, Energy 4.7%, Telecommunication Services 1.3% and Cash & Cash Equivalents(2) 4.2%.
(2) Of the 4.2%, 2.4% is due to security lending activity and 1.8% is the Fund's cash equivalent position.

TOP TEN HOLDINGS

Percentage of portfolio assets

Safeco                                1.9%
AptarGroup                            1.8%
Darden Restaurants                    1.8%
Computer Sciences                     1.8%
RR Donnelley & Sons                   1.7%
VF                                    1.7%
Comerica                              1.7%
Sonoco Products                       1.7%
URS                                   1.6%
Sara Lee                              1.6%

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Investments in small- and mid-capitalization companies often involve greater risks and potential volatility than investments in larger, more established companies.

--------------------------------------------------------------------------------

                      RIVERSOURCE SELECT VALUE FUND -- 2007 SEMIANNUAL REPORT  3

FUND SNAPSHOT AT NOV. 30, 2007 (UNAUDITED)

STYLE MATRIX


          STYLE
VALUE    BLEND    GROWTH
X                          LARGE
X                          MEDIUM        SIZE
X                          SMALL

Shading within the style matrix indicates areas in which the Fund generally invests.

The style matrix can be a valuable tool for constructing and monitoring your portfolio. It provides a frame of reference for distinguishing the types of stocks or bonds owned by a mutual fund, and serves as a guideline for helping you build a portfolio.

Investment products, including shares of mutual funds, are not federally or FDIC-insured, are not deposits or obligations of, or guaranteed by any financial institution, and involve investment risks including possible loss of principal and fluctuation in value.
PORTFOLIO MANAGERS

                             YEARS IN INDUSTRY
SYSTEMATIC FINANCIAL
MANAGEMENT, L.P.
Kevin McCreesh, CFA                 21
Ronald Mushock, CFA                 16

WEDGE CAPITAL
MANAGEMENT, L.L.P.

Michael James                       34
Peter Bridge                        26
Paul VeZolles, CFA                  23

FUND FACTS

                        TICKER SYMBOL   INCEPTION DATE
Class A                     AXVAX          03/08/02
Class B                     AXVBX          03/08/02
Class C                     ACSVX          03/08/02
Class I                     RSSIX          03/04/04
Class R4                       --          03/08/02
Total net assets                        $528.0 million
Number of holdings                              100

--------------------------------------------------------------------------------

 4 RIVERSOURCE SELECT VALUE FUND -- 2007 SEMIANNUAL REPORT

PERFORMANCE SUMMARY

                             PERFORMANCE COMPARISON
                  For the six-month period ended Nov. 30, 2007

                                  (BAR CHART)

RiverSource Select Value Fund Class A (excluding
  sales charge)                                        -4.55%

Russell 3000 Value Index (unmanaged)                   -7.92%

Lipper Multi-Cap Value Funds Index                     -8.17%

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial institution or visiting riversource.com/funds.

The 5.75% sales charge applicable to Class A shares of the Fund is not reflected in the bar chart. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses.

The indices do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes.

It is not possible to invest directly in an index.

(1) The Russell 3000 Value Index, an unmanaged index, measures the performance of those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values. The index reflects reinvestment of all distributions and changes in market prices.
(2) The Lipper Multi-Cap Value Funds Index includes the 30 largest multi-cap value funds tracked by Lipper Inc. The index's returns include net reinvested dividends. The Fund's performance is currently measured against this index for purposes of determining the performance incentive adjustment. Effective Jan. 1, 2008, the Lipper Midcap Value Funds Index will be used for purposes of determining the performance incentive adjustment.

ANNUAL OPERATING EXPENSE RATIO (AS OF THE CURRENT PROSPECTUS)

                                                  TOTAL                   NET EXPENSES(A)
Class A                                           1.39%                        1.30%
Class B                                           2.15%                        2.06%
Class C                                           2.15%                        2.06%
Class I                                           0.95%                        0.91%
Class R4                                          1.23%                        1.17%

(a) The Investment Manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until May 31, 2008, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment (that increased the management fee by 0.03%), will not exceed 1.27% for Class A, 2.03% for Class B, 2.03% for Class C, 0.88% for Class I and 1.14% for Class R4.

--------------------------------------------------------------------------------

                      RIVERSOURCE SELECT VALUE FUND -- 2007 SEMIANNUAL REPORT  5

PERFORMANCE SUMMARY

AVERAGE ANNUAL TOTAL RETURNS

AT NOV. 30, 2007
                                                                               SINCE
WITHOUT SALES CHARGE                 6 MONTH*   1 YEAR   3 YEARS   5 YEARS   INCEPTION
 Class A (inception 3/8/02)           -4.55%    +8.54%   +10.59%   +13.12%    +10.19%
 Class B (inception 3/8/02)           -4.92%    +7.71%    +9.79%   +12.24%     +9.37%
 Class C (inception 3/8/02)           -4.92%    +7.79%    +9.76%   +12.26%     +9.38%
 Class I (inception 3/4/04)           -4.31%    +9.05%   +11.13%      N/A     +10.15%
 Class R4 (inception 3/8/02)          -4.18%    +8.95%   +10.87%   +13.41%    +10.43%

WITH SALES CHARGE
 Class A (inception 3/8/02)          -10.02%    +2.35%    +8.41%   +11.81%     +9.07%
 Class B (inception 3/8/02)           -9.67%    +4.19%    +8.84%   +11.99%     +9.25%
 Class C (inception 3/8/02)           -5.87%    +7.08%    +9.76%   +12.26%     +9.38%

AT DEC. 31, 2007
                                                                               SINCE
WITHOUT SALES CHARGE                 6 MONTH*   1 YEAR   3 YEARS   5 YEARS   INCEPTION
 Class A (inception 3/8/02)           -4.74%    +5.83%   +8.41%    +13.40%    +9.61%
 Class B (inception 3/8/02)           -5.06%    +5.14%   +7.61%    +12.58%    +8.80%
 Class C (inception 3/8/02)           -5.03%    +5.16%   +7.64%    +12.60%    +8.81%
 Class I (inception 3/4/04)           -4.47%    +6.32%   +8.94%       N/A     +9.29%
 Class R4 (inception 3/8/02)          -4.37%    +6.34%   +8.75%    +13.68%    +9.85%

WITH SALES CHARGE
 Class A (inception 3/8/02)          -10.15%    -0.28%   +6.29%    +12.08%    +8.51%
 Class B (inception 3/8/02)           -9.24%    +0.50%   +6.79%    +12.33%    +8.69%
 Class C (inception 3/8/02)           -5.87%    +4.24%   +7.64%    +12.60%    +8.81%

Class A share performance reflects the maximum sales charge of 5.75%. Class B share performance reflects a contingent deferred sales charge (CDSC) applied as follows: first year 5%; second and third years 4%; fourth year 3%; fifth year 2%; sixth year 1%; no sales charge thereafter. Class C shares may be subject to a 1% CDSC if shares are sold within one year after purchase. Sales charges do not apply to Class I and Class R4 shares. Class I and Class R4 shares are available to institutional investors only.

* Not annualized.

--------------------------------------------------------------------------------

 6 RIVERSOURCE SELECT VALUE FUND -- 2007 SEMIANNUAL REPORT

QUESTIONS & ANSWERS WITH PORTFOLIO MANAGEMENT

RiverSource Select Value Fund Class A shares (excluding sales charge) decreased 4.55% for the six months ended Nov. 30, 2007, outperforming the Fund's benchmark, the Russell 3000(R) Value Index, which decreased 7.92%. The Fund outperformed its peer group, as represented by the Lipper Multi-Cap Value Funds Index, which decreased 8.17% for the same time frame. Systematic Financial Management, L.P. (Systematic) and WEDGE Capital Management, L.L.P. (WEDGE) are subadvisers to the Fund. As of Nov. 30, 2007, each subadviser managed approximately 46% and 54% of the Fund's portfolio, respectively.

Q: What factors most significantly impacted performance for your portion of the Fund during the fiscal year?

   SYSTEMATIC: Performance for our portion of the Fund was due to our stock selections, particularly in the financials, industrials, consumer discretionary and consumer staples sectors. Additionally, our relative underweight to the financials sector, as well as our relative overweightings in the industrials and consumer staples sectors, contributed positively. Detractions from performance were found in our selections in the information technology sector, as well as our underweight in the energy sector.

   BY A WIDE MARGIN, THE SOURCE OF THE RELATIVE OUTPERFORMANCE FOR OUR PORTION OF THE FUND WAS DUE TO OUR STOCK SELECTIONS, PARTICULARLY IN THE FINANCIALS, INDUSTRIALS, CONSUMER DISCRETIONARY AND CONSUMER STAPLES SECTORS. -- SYSTEMATIC


   One stock that contributed to the Fund's performance was Cummins. This industrials sector company is in the engine and electric power generation business worldwide. The company has done a good job of diversifying globally to avoid overexposure to the highly cyclical heavy-duty truck engine business in North America. As a result, they now receive over 50% of their sales from international markets, particularly India and China, and this number is growing.

   A strong performer in an otherwise difficult sector, Northeast Utilities also contributed. Due to increased grid traffic over the past few years and coupled with older infrastructure across the region, there has been a surge in demand for power transmission capital expenditures. It is our sentiment that this increase in demand, which has strong regulatory support, will be the key underlying driver for earnings growth over the next five years for Northeast Utilities.
--------------------------------------------------------------------------------

                      RIVERSOURCE SELECT VALUE FUND -- 2007 SEMIANNUAL REPORT  7

QUESTIONS & ANSWERS

   One stock that disappointed was Jack in the Box. This company operates and franchises over 2,000 Jack in the Box restaurants along with approximately 370 Qdoba Mexican Grill's. They have had solid revenue and same-store-sales growth for the last seven quarters, producing a string of positive earnings surprises. However, a recent change to more of a franchisee business model and expansion into new markets has led to some short term operating volatility. This, combined with investor worries about commodity cost increases, led to the recent underperformance. With reasonable valuation and analysts raising their estimates for 2008, we continue to be comfortable with Jack in the Box.

   WEDGE: During the last six months, the domestic equity market has been characterized by negative investor sentiment and continued volatility. Concerns driving this sentiment include the possibility of an economic slowdown, the credit worthiness of financial institutions involved in the credit and capital markets, continued commodity-based inflation and the value of the U.S. dollar.

   Performance for our portion of the Fund was negatively impacted by an underweight in energy, which was the best performing sector, representing 13% of the Russell 3000 Value Index. An underweight in large capitalization companies and our security selection in consumer staples also detracted. Favorable areas of performance included an underweight in finance and an overweight in utilities. We also benefited from security selection in consumer durables and capital goods.

   In the consumer staples sector, Darden Restaurants detracted from performance as its earnings were negatively impacted by increased food and labor expenses. Notable contributors to portfolio performance include BorgWarner, an auto parts supplier, which benefited from increased sales to overseas auto manufacturers, and URS, a global engineering and construction company, which reported substantial revenue growth from emissions control work for electric utilities.

Q: What changes did you make to your portion of the Fund?

   SYSTEMATIC: As of Nov. 30, 2007, the portfolio was underweight the financials, energy and utilities sectors, while overweight the industrials, consumer staples, health care and information technology sectors. Additionally, during the reporting period, our portion of the Fund has increased its exposure in the

--------------------------------------------------------------------------------

 8 RIVERSOURCE SELECT VALUE FUND -- 2007 SEMIANNUAL REPORT

QUESTIONS & ANSWERS

   consumer staples and utilities sectors, while reducing its exposure in the materials sector.

   WEDGE: The primary adjustments to our portion of the Fund were made in the utility sector, as longer-term holdings were negatively impacted by conditions outside of the control of these companies. Idacorp's hydro-electric utility operations continued to face adverse weather conditions and Pinnacle West is working through an adverse regulatory ruling and will re-file a rate adjustment request. To reduce the short-term impact of these issues, and provide an enhanced level of diversification, we reduced our weightings in these securities and purchased SCANA, a high-quality, low-risk, attractively-priced electric and natural gas utility in the southeast. We also increased our Sara Lee position, as recent market share and pricing data provide evidence that its turnaround effort is working. Conversely, we sold Old Republic International, an insurance holding company, due to its reduced ranking in our valuation models.

Q: How are you positioning your portion of the Fund going forward?

   SYSTEMATIC: The outlook for the economy as a whole is murkier now than it has been in some time. The consensus seems to be that the odds of a recession are rising although it appears many pundits still think we will likely avoid one in the near term. As we have pointed out previously, the linchpin here is the consumer. The effect of the housing downturn and credit crunch on consumer confidence and spending will ultimately be what determines the course of the economy and the markets from here. There is little argument that the consumer has slowed, which is placing a significant drag on economic growth. However, a more substantial pullback would be required to push the economy from slower growth into recession.

   The two scenarios of slower growth and recession would likely produce vastly different market environments. As a result, investors will be watching the data carefully to gauge the direction of the economic winds. For now, the markets seem to be on the fence with a tilt toward a slowdown. While stocks generally declined for the quarter, those that fared the best had good recent results and rising near-term outlooks. This suggests, on balance, that investors believe that current economic conditions will persist and allow companies to build on recent successes.
--------------------------------------------------------------------------------

                      RIVERSOURCE SELECT VALUE FUND -- 2007 SEMIANNUAL REPORT  9

QUESTIONS & ANSWERS

   We continue to believe that our discipline is well-suited for the current environment. With valuations similar across the market, earnings performance and fundamental improvement are what should carry the day. We believe this environment should continue into 2008.

   WEDGE: While we believe the odds favor continued economic growth -- although at a slower pace -- the risks of falling into a recessionary environment have significantly increased during the last several months. Leading indicators are volatile, and much will depend on future releases of economic data and the Federal Reserve Board's subsequent reaction. Currently, low unemployment levels, healthy global growth and the resulting boost to companies' revenues from export activities and foreign affiliates are helping to offset sluggishness in housing, manufacturing and business spending.

   WHILE WE BELIEVE THE ODDS FAVOR CONTINUED ECONOMIC GROWTH -- ALTHOUGH AT A SLOWER PACE -- THE RISKS OF FALLING INTO A RECESSIONARY ENVIRONMENT HAVE SIGNIFICANTLY INCREASED DURING THE LAST SEVERAL MONTHS. -- WEDGE


   Relative to the mid-cap segment of the market, we maintain an underweight in the financials sector while overweight in technology and health care. Also, we have positioned our portion of the Fund with a reduced exposure to consumer cyclical stocks. We believe that the technology sector should benefit from attractive valuations as companies look for new ways to increase productivity in a slower growth economy, while health care should also become increasingly attractive as the earnings growth rate slows for the market as a whole.

Any specific securities mentioned are for illustrative purposes only and are not a complete list of securities that have increased or decreased in value. The views expressed in this statement reflect those of the portfolio manager(s) only through the end of the period of the report as stated on the cover and do not necessarily represent the views of RiverSource Investments, LLC (RiverSource) or any subadviser to the Fund or any other person in the RiverSource or subadviser organizations. Any such views are subject to change at any time based upon market or other conditions and RiverSource disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a RiverSource Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any RiverSource Fund.
--------------------------------------------------------------------------------

 10 RIVERSOURCE SELECT VALUE FUND -- 2007 SEMIANNUAL REPORT

FUND EXPENSES EXAMPLE

(UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, which may include management fees; distribution and service (12b-1) fees; and other Fund fees and expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. In addition to the ongoing expenses which the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). The Fund's indirect expense from investing in the acquired funds is based on the Fund's pro rata portion of the cumulative expenses charged by the acquired funds using the acquired funds expense ratio as of the most recent shareholder report.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the six months ended Nov 30, 2007.

ACTUAL EXPENSES

The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses paid during the period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
--------------------------------------------------------------------------------

                     RIVERSOURCE SELECT VALUE FUND -- 2007 SEMIANNUAL REPORT  11

                               BEGINNING        ENDING         EXPENSES
                             ACCOUNT VALUE   ACCOUNT VALUE    PAID DURING     ANNUALIZED
                             JUNE 1, 2007    NOV. 30, 2007   THE PERIOD(A)   EXPENSE RATIO
 Class A
   Actual(b)                    $1,000         $  954.50        $ 6.60           1.35%
   Hypothetical
   (5% return before
   expenses)                    $1,000         $1,018.25        $ 6.81           1.35%
 Class B
   Actual(b)                    $1,000         $  950.80        $10.29           2.11%
   Hypothetical
   (5% return before
   expenses)                    $1,000         $1,014.45        $10.63           2.11%
 Class C
   Actual(b)                    $1,000         $  950.80        $10.29           2.11%
   Hypothetical
   (5% return before
   expenses)                    $1,000         $1,014.45        $10.63           2.11%
 Class I
   Actual(b)                    $1,000         $  956.90        $ 4.70            .96%
   Hypothetical
   (5% return before
   expenses)                    $1,000         $1,020.20        $ 4.85            .96%
 Class R4
   Actual(b)                    $1,000         $  958.20        $ 5.97           1.22%
   Hypothetical
   (5% return before
   expenses)                    $1,000         $1,018.90        $ 6.16           1.22%

(a) Expenses are equal to the Fund's annualized expense ratio as indicated above, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).
(b) Based on the actual return for the six months ended Nov. 30, 2007: -4.55% for Class A, -4.92% for Class B, -4.92% for Class C, -4.31% for Class I and -4.18% for Class R4.

--------------------------------------------------------------------------------

 12 RIVERSOURCE SELECT VALUE FUND -- 2007 SEMIANNUAL REPORT

PORTFOLIO OF INVESTMENTS

NOV. 30, 2007 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES

COMMON STOCKS (98.1%)
ISSUER                                            SHARES                   VALUE(A)
AEROSPACE & DEFENSE (0.5%)
Goodrich                                             34,300              $2,445,247
-----------------------------------------------------------------------------------

AUTO COMPONENTS (1.7%)
American Axle & Mfg Holdings                        130,600               3,019,472
BorgWarner                                           33,500               3,236,435
Magna Intl Cl A                                      31,000(c)            2,612,370
                                                                    ---------------
Total                                                                     8,868,277
-----------------------------------------------------------------------------------

BEVERAGES (1.3%)
Molson Coors Brewing Cl B                            63,000               3,391,920
Pepsi Bottling Group                                 78,100               3,332,527
                                                                    ---------------
Total                                                                     6,724,447
-----------------------------------------------------------------------------------

BIOTECHNOLOGY (0.8%)
Genzyme                                              55,700(b)            4,173,601
-----------------------------------------------------------------------------------

CAPITAL MARKETS (1.2%)
Northern Trust                                       80,400               6,511,596
-----------------------------------------------------------------------------------

CHEMICALS (3.6%)
Celanese Series A                                   184,900               7,336,832
Intl Flavors & Fragrances                           147,600               7,400,664
NOVA Chemicals                                       80,800(c)            2,613,072
Terra Inds                                           44,200(b)            1,669,876
                                                                    ---------------
Total                                                                    19,020,444
-----------------------------------------------------------------------------------

COMMERCIAL BANKS (2.1%)
Comerica                                            197,700               9,050,706
Signature Bank                                       59,000(b)            2,185,950
                                                                    ---------------
Total                                                                    11,236,656
-----------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES (2.2%)
HNI                                                  57,100(d)            2,085,863
RR Donnelley & Sons                                 253,200               9,282,312
                                                                    ---------------
Total                                                                    11,368,175
-----------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)

COMMUNICATIONS EQUIPMENT (0.9%)
Plantronics                                         174,100              $4,674,585
-----------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS (1.7%)
SanDisk                                              86,000(b)            3,219,840
Sun Microsystems                                     96,575(b)            2,006,829
Teradata                                            145,400(b)            3,774,584
                                                                    ---------------
Total                                                                     9,001,253
-----------------------------------------------------------------------------------

CONSTRUCTION & ENGINEERING (1.7%)
URS                                                 155,100(b)            8,916,699
-----------------------------------------------------------------------------------

CONTAINERS & PACKAGING (3.6%)
AptarGroup                                          234,267               9,888,410
Sonoco Products                                     296,300               9,001,594
                                                                    ---------------
Total                                                                    18,890,004
-----------------------------------------------------------------------------------

DIVERSIFIED CONSUMER SERVICES (0.6%)
Sotheby's                                            89,400               3,348,030
-----------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (1.3%)
NTELOS Holdings                                     262,600               6,966,778
-----------------------------------------------------------------------------------

ELECTRIC UTILITIES (7.2%)
American Electric Power                             173,000               8,246,910
Edison Intl                                          97,000               5,430,060
FirstEnergy                                          49,500               3,393,720
Idacorp                                             232,600               8,178,216
Northeast Utilities                                 146,700               4,632,786
Pinnacle West Capital                               185,600               7,954,816
                                                                    ---------------
Total                                                                    37,836,508
-----------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT (1.5%)
Cooper Inds Cl A                                    106,200               5,333,364
GrafTech Intl                                       165,800(b)            2,664,406
                                                                    ---------------
Total                                                                     7,997,770
-----------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT & INSTRUMENTS (1.7%)
Flextronics Intl                                    674,000(b,c)          8,061,040
Mettler Toledo Intl                                   9,500(b)            1,105,420
                                                                    ---------------
Total                                                                     9,166,460
-----------------------------------------------------------------------------------

                             See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------

                     RIVERSOURCE SELECT VALUE FUND -- 2007 SEMIANNUAL REPORT  13

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)

ENERGY EQUIPMENT & SERVICES (1.3%)
Noble                                               103,200              $5,379,816
Oil States Intl                                      42,900(b)            1,360,359
                                                                    ---------------
Total                                                                     6,740,175
-----------------------------------------------------------------------------------

FOOD & STAPLES RETAILING (3.2%)
BJ's Wholesale Club                                 173,500(b)            6,497,575
Longs Drug Stores                                    90,500               4,789,260
Ruddick                                             158,700               5,679,873
                                                                    ---------------
Total                                                                    16,966,708
-----------------------------------------------------------------------------------

FOOD PRODUCTS (2.6%)
HJ Heinz                                             63,400               2,998,820
JM Smucker                                           46,100               2,264,893
Sara Lee                                            499,100               8,399,853
                                                                    ---------------
Total                                                                    13,663,566
-----------------------------------------------------------------------------------

GAS UTILITIES (2.8%)
AGL Resources                                       106,900               3,963,852
Energen                                              52,600               3,352,724
Questar                                             142,900               7,638,005
                                                                    ---------------
Total                                                                    14,954,581
-----------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (2.5%)
Beckman Coulter                                     108,600               7,681,278
DENTSPLY Intl                                       130,300               5,574,234
                                                                    ---------------
Total                                                                    13,255,512
-----------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (1.1%)
CIGNA                                                53,900               2,889,579
Humana                                               39,700(b)            3,058,091
                                                                    ---------------
Total                                                                     5,947,670
-----------------------------------------------------------------------------------

HEALTH CARE TECHNOLOGY (1.2%)
IMS Health                                          267,600               6,248,460
-----------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (2.9%)
Darden Restaurants                                  245,900               9,784,361
Jack in the Box                                     187,200(b)            5,606,640
                                                                    ---------------
Total                                                                    15,391,001
-----------------------------------------------------------------------------------

HOUSEHOLD DURABLES (2.2%)
Snap-On                                             123,500               6,036,680
Tupperware Brands                                   162,600               5,671,488
                                                                    ---------------
Total                                                                    11,708,168
-----------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.8%)
NRG Energy                                           96,600(b)           $4,094,874
-----------------------------------------------------------------------------------

INSURANCE (7.9%)
Alleghany                                            14,230(b)            5,820,070
Aon                                                 119,600               5,976,412
Lincoln Natl                                        120,000               7,388,400
Safeco                                              181,900              10,497,448
Unum Group                                          256,900               6,381,396
Zenith Natl Insurance                               125,500               5,274,765
                                                                    ---------------
Total                                                                    41,338,491
-----------------------------------------------------------------------------------

IT SERVICES (2.6%)
Computer Sciences                                   183,800(b)            9,708,316
SAIC                                                192,700(b)            3,842,438
                                                                    ---------------
Total                                                                    13,550,754
-----------------------------------------------------------------------------------

LIFE SCIENCES TOOLS & SERVICES (1.0%)
Invitrogen                                           54,000(b)            5,238,540
-----------------------------------------------------------------------------------

MACHINERY (3.9%)
CNH Global                                          110,300(c)            6,764,699
Eaton                                                53,700               4,795,947
Harsco                                              118,200               7,100,274
ITT                                                  31,000               1,997,640
                                                                    ---------------
Total                                                                    20,658,560
-----------------------------------------------------------------------------------

MARINE (0.6%)
DryShips                                             34,900(c)            3,297,352
-----------------------------------------------------------------------------------

METALS & MINING (0.9%)
Haynes Intl                                          55,600(b)            4,698,756
-----------------------------------------------------------------------------------

MULTILINE RETAIL (0.7%)
Family Dollar Stores                                165,800               3,904,590
-----------------------------------------------------------------------------------

MULTI-UTILITIES (2.3%)
NSTAR                                               188,000               6,580,000
SCANA                                               132,000               5,624,520
                                                                    ---------------
Total                                                                    12,204,520
-----------------------------------------------------------------------------------

See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------

 14 RIVERSOURCE SELECT VALUE FUND -- 2007 SEMIANNUAL REPORT

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)

OIL, GAS & CONSUMABLE FUELS (3.5%)
CONSOL Energy                                        57,100              $3,384,888
Frontier Oil                                         63,600               2,811,120
Noble Energy                                         56,400               4,063,056
St. Mary Land & Exploration                         127,600               5,014,680
Williams Companies                                   97,600               3,387,696
                                                                    ---------------
Total                                                                    18,661,440
-----------------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS (REITS) (7.7%)
Apartment Investment & Management Cl A               94,200               3,746,334
DiamondRock Hospitality                             287,100               4,972,572
Duke Realty                                         301,500               7,926,435
Health Care REIT                                    171,200(d)            7,671,472
Mid-America Apartment Communities                    48,500               2,342,065
Realty Income                                       291,500(d)            8,307,750
Simon Property Group                                 52,100               5,129,245
                                                                    ---------------
Total                                                                    40,095,873
-----------------------------------------------------------------------------------

ROAD & RAIL (1.2%)
Werner Enterprises                                  371,500               6,519,825
-----------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (1.1%)
Microchip Technology                                152,300               4,384,717
Semtech                                             109,000(b)            1,663,340
                                                                    ---------------
Total                                                                     6,048,057
-----------------------------------------------------------------------------------

SOFTWARE (2.2%)
Cadence Design Systems                              466,100(b)            7,737,260
Check Point Software Technologies                   177,300(b,c)          4,045,986
                                                                    ---------------
Total                                                                    11,783,246
-----------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)

SPECIALTY RETAIL (1.5%)
Advance Auto Parts                                   90,300              $3,247,188
Gap                                                 235,500               4,804,200
                                                                    ---------------
Total                                                                     8,051,388
-----------------------------------------------------------------------------------

TEXTILES, APPAREL & LUXURY GOODS (2.6%)
Phillips-Van Heusen                                  99,500               4,220,790
VF                                                  123,700               9,251,523
                                                                    ---------------
Total                                                                    13,472,313
-----------------------------------------------------------------------------------

THRIFTS & MORTGAGE FINANCE (2.2%)
First Niagara Financial Group                       286,500               3,561,195
New York Community Bancorp                          438,200               8,154,902
                                                                    ---------------
Total                                                                    11,716,097
-----------------------------------------------------------------------------------

TOBACCO (1.3%)
Loews-Carolina Group                                 79,900(f)            7,107,105
-----------------------------------------------------------------------------------

TRADING COMPANIES & DISTRIBUTORS (0.7%)
United Rentals                                      152,700(b)            3,553,329
-----------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $499,522,429)                                                   $518,017,481
-----------------------------------------------------------------------------------

MONEY MARKET FUND (4.3%)(e)
                                                  SHARES                   VALUE(A)
RiverSource Short-Term Cash Fund                 22,759,333(g)          $22,759,333
-----------------------------------------------------------------------------------

TOTAL MONEY MARKET FUND
(Cost: $22,759,333)                                                     $22,759,333
-----------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $522,281,762)(h)                                                $540,776,814
===================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

(a) Securities are valued by using procedures described in Note 1 to the financial statements.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At Nov. 30, 2007, the value of foreign securities represented 5.2% of net assets.

(d) At Nov. 30, 2007, security was partially or fully on loan. See Note 5 to the financial statements.

(e) Cash collateral received from security lending activity is invested in an affiliated money market fund and represents 2.4% of net assets. See Note 5 to the financial statements. The Fund's cash equivalent position is 1.9% of net assets.

--------------------------------------------------------------------------------

                     RIVERSOURCE SELECT VALUE FUND -- 2007 SEMIANNUAL REPORT  15

(f) Shareholders of tracking stocks have a financial interest only in a unit or division of the company. Unlike the common stock of the company itself, a tracking stock usually has limited or no voting rights. In the event of a company's liquidation, tracking stock shareholders typically do not have a legal claim on the company's assets.

(g)  Affiliated Money Market Fund -- See Note 6 to the financial statements.

(h) At Nov. 30, 2007, the cost of securities for federal income tax purposes was approximately $522,282,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                            $44,363,000
Unrealized depreciation                                            (25,868,000)
------------------------------------------------------------------------------
Net unrealized appreciation                                        $18,495,000
------------------------------------------------------------------------------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------

 16 RIVERSOURCE SELECT VALUE FUND -- 2007 SEMIANNUAL REPORT

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

NOV. 30, 2007 (UNAUDITED)

ASSETS
Investments in securities, at value
   Unaffiliated issuers* (identified cost $499,522,429)         $518,017,481
   Affiliated money market fund (identified cost
      $22,759,333)                                                22,759,333
----------------------------------------------------------------------------
Total investments in securities (identified cost
   $522,281,762)                                                 540,776,814
Foreign currency holdings (identified cost $12,880)                   13,734
Capital shares receivable                                             72,583
Dividends receivable                                                 780,686
Receivable for investment securities sold                          2,489,557
----------------------------------------------------------------------------
Total assets                                                     544,133,374
----------------------------------------------------------------------------
LIABILITIES
Disbursements in excess of cash                                        1,070
Capital shares payable                                             1,358,640
Payable for investment securities purchased                        1,670,071
Payable upon return of securities loaned                          12,802,200
Accrued investment management services fee                            11,231
Accrued distribution fee                                             108,731
Accrued transfer agency fee                                              773
Accrued administrative services fee                                      862
Accrued plan administration services fee                                  19
Other accrued expenses                                               157,053
----------------------------------------------------------------------------
Total liabilities                                                 16,110,650
----------------------------------------------------------------------------
Net assets applicable to outstanding capital stock              $528,022,724
============================================================================

--------------------------------------------------------------------------------

                     RIVERSOURCE SELECT VALUE FUND -- 2007 SEMIANNUAL REPORT  17

NOV. 30, 2007 (UNAUDITED)

REPRESENTED BY
Capital stock -- $.01 par value                                 $    940,043
Additional paid-in capital                                       451,045,324
Undistributed net investment income                                3,429,714
Accumulated net realized gain (loss)                              54,111,671
Unrealized appreciation (depreciation) on investments
   and on translation of assets and liabilities in foreign
   currencies                                                     18,495,972
----------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding
   capital stock                                                $528,022,724
============================================================================

Net assets applicable to outstanding
   shares:                                  Class A                            $394,285,844
                                            Class B                            $ 95,970,702
                                            Class C                            $  7,877,047
                                            Class I                            $ 29,798,167
                                            Class R4                           $     90,964
Net asset value per share of outstanding
   capital stock:                           Class A shares(1)    69,632,852    $       5.66
                                            Class B shares       17,733,636    $       5.41
                                            Class C shares        1,456,296    $       5.41
                                            Class I shares        5,165,610    $       5.77
                                            Class R4 shares          15,886    $       5.73
-------------------------------------------------------------------------------------------
* Including securities on loan, at value                                       $ 12,345,717
-------------------------------------------------------------------------------------------

(1) The maximum offering price per share for Class A is $6.01. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 5.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.

--------------------------------------------------------------------------------

 18 RIVERSOURCE SELECT VALUE FUND -- 2007 SEMIANNUAL REPORT

STATEMENT OF OPERATIONS

SIX MONTHS ENDED NOV. 30, 2007 (UNAUDITED)

INVESTMENT INCOME
Income:
Dividends                                                       $  5,120,989
Interest                                                                 324
Income distributions from affiliated money market fund               304,188
Fee income from securities lending                                     6,652
   Less foreign taxes withheld                                        (6,665)
----------------------------------------------------------------------------
Total income                                                       5,425,488
----------------------------------------------------------------------------
Expenses:
Investment management services fee                                 2,436,396
Distribution fee
   Class A                                                           527,024
   Class B                                                           532,679
   Class C                                                            41,566
Transfer agency fee
   Class A                                                           410,882
   Class B                                                           109,970
   Class C                                                             8,361
   Class R4                                                               23
Administrative services fee                                          168,186
Plan administration services fee -- Class 4                              115
Compensation of board members                                          5,117
Custodian fees                                                       267,612
Printing and postage                                                  63,985
Registration fees                                                     10,682
Professional fees                                                     19,754
Other                                                                  8,332
----------------------------------------------------------------------------
Total expenses                                                     4,610,684
   Expenses waived/reimbursed by the Investment Manager and
      its affiliates                                                (400,867)
----------------------------------------------------------------------------
                                                                   4,209,817
   Earnings and bank fee credits on cash balances                    (17,237)
----------------------------------------------------------------------------
Total net expenses                                                 4,192,580
----------------------------------------------------------------------------
Investment income (loss) -- net                                    1,232,908
----------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on:
   Security transactions                                          29,208,698
   Foreign currency transactions                                         394
----------------------------------------------------------------------------
Net realized gain (loss) on investments                           29,209,092
Net change in unrealized appreciation (depreciation) on
   investments
   and on translation of assets and liabilities in foreign
   currencies                                                    (57,974,161)
----------------------------------------------------------------------------
Net gain (loss) on investments and foreign currencies            (28,765,069)
----------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                                   $(27,532,161)
============================================================================

The accompanying Notes to Financial Statements are an integral part of this statement.

--------------------------------------------------------------------------------

                     RIVERSOURCE SELECT VALUE FUND -- 2007 SEMIANNUAL REPORT  19

STATEMENTS OF CHANGES IN NET ASSETS

                                                       SIX MONTHS ENDED     YEAR ENDED
                                                        NOV. 30, 2007      MAY 31, 2007
                                                         (UNAUDITED)
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                          $  1,232,908      $   2,552,868
Net realized gain (loss) on investments                    29,209,092        210,810,879
Net change in unrealized appreciation (depreciation)
   on investments and on translation of assets and
   liabilities in foreign currencies                      (57,974,161)       (84,939,149)
----------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                             (27,532,161)       128,424,598
----------------------------------------------------------------------------------------
Distributions to shareholders from:
Net investment income
   Class A                                                         --         (6,198,063)
   Class B                                                         --           (640,266)
   Class C                                                         --            (52,194)
   Class I                                                         --           (291,592)
   Class R4                                                        --             (1,264)
Net realized gain
   Class A                                                         --       (145,971,366)
   Class B                                                         --        (42,827,884)
   Class C                                                         --         (2,978,263)
   Class I                                                         --         (5,183,159)
   Class R4                                                        --            (26,427)
----------------------------------------------------------------------------------------
Total distributions                                                --       (204,170,478)
----------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

 20 RIVERSOURCE SELECT VALUE FUND -- 2007 SEMIANNUAL REPORT

                                                       SIX MONTHS ENDED     YEAR ENDED
                                                        NOV. 30, 2007      MAY 31, 2007
                                                         (UNAUDITED)
CAPITAL SHARE TRANSACTIONS
Proceeds from sales
   Class A shares                                        $ 22,707,312      $  39,605,033
   Class B shares                                           2,962,448          7,553,063
   Class C shares                                             274,399            841,052
   Class I shares                                           2,099,574         15,316,445
   Class R4 shares                                                 --             23,600
Reinvestment of distributions at net asset value
   Class A shares                                                  --        148,792,838
   Class B shares                                                  --         42,768,343
   Class C shares                                                  --          2,974,801
   Class I shares                                                  --          5,472,632
   Class R4 shares                                                 --             21,201
Payments for redemptions
   Class A shares                                         (56,241,261)      (147,400,373)
   Class B shares                                         (27,605,605)       (57,826,645)
   Class C shares                                            (919,326)        (3,354,820)
   Class I shares                                          (1,274,692)        (1,948,505)
   Class R4 shares                                                 --            (22,033)
----------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share
   transactions                                           (57,997,151)        52,816,632
----------------------------------------------------------------------------------------
Total increase (decrease) in net assets                   (85,529,312)       (22,929,248)
Net assets at beginning of period                         613,552,036        636,481,284
----------------------------------------------------------------------------------------
Net assets at end of period                              $528,022,724      $ 613,552,036
========================================================================================
Undistributed net investment income                      $  3,429,714      $   2,196,806
----------------------------------------------------------------------------------------

The accompanying Notes to Financial Statements are an integral part of this statement.

--------------------------------------------------------------------------------

                     RIVERSOURCE SELECT VALUE FUND -- 2007 SEMIANNUAL REPORT  21

NOTES TO FINANCIAL STATEMENTS

(Unaudited as to Nov. 30, 2007)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

RiverSource Select Value Fund (the Fund) is a series of RiverSource Managers Series, Inc. and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. RiverSource Managers Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the Board. The Fund invests primarily in equity securities of mid-cap companies as well as companies with larger and smaller market capitalizations. For these purposes the Fund considers mid-cap companies to be either those with a market capitalization of up to $10 billion or those whose market capitalization falls within the range of the Russell 3000 Value Index.

The Fund offers Class A, Class B, Class C, Class I and Class R4 shares.

-  Class A shares are sold with a front-end sales charge.

- Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares during the ninth year of ownership.

-  Class C shares may be subject to a CDSC.

- Class I and Class R4 shares are sold without a front-end sales charge or CDSC and are offered to qualifying institutional investors.

At Nov. 30, 2007, RiverSource Investments, LLC (the Investment Manager) and the affiliated funds-of-funds owned 100% of Class I shares.

All classes of shares have identical voting, dividend and liquidation rights. Class specific expenses (e.g., distribution and service fees, transfer agency fees, plan administration services fees) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

The Fund's significant accounting policies are summarized below:

USE OF ESTIMATES

Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

VALUATION OF SECURITIES

All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-

--------------------------------------------------------------------------------

 22 RIVERSOURCE SELECT VALUE FUND -- 2007 SEMIANNUAL REPORT counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. The procedures adopted by the Board of Directors of the funds generally contemplate the use of fair valuation in the event that price quotations or valuations are not readily available, price quotations or valuations from other sources are not reflective of market value and thus deemed unreliable, or a significant event has occurred in relation to a security or class of securities (such as foreign securities) that is not reflected in price quotations or valuations from other sources. A fair value price is a good faith estimate of the value of a security at a given point in time.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange, including significant movements in the U.S. market after foreign exchanges have closed. Accordingly, in those situations, Ameriprise Financial, Inc. (Ameriprise Financial), parent company of the Investment Manager, as administrator to the Fund, will fair value foreign securities pursuant to procedures adopted by the Board of Directors of the funds, including utilizing a third party pricing service to determine these fair values. These procedures take into account multiple factors, including movements in the U.S. securities markets, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange.

Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

OPTION TRANSACTIONS

To produce incremental earnings, protect gains, and facilitate buying and selling of securities for investments, the Fund may buy and write options traded on any U.S. or foreign exchange or in the over-the-counter market where completing the obligation depends upon the credit standing of the other party. Cash collateral may be collected by the Fund to secure certain over-the-counter options trades. Cash collateral held by the Fund for such option trades must be returned to the counterparty upon closure, exercise or expiration of the contract. The Fund also may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option

--------------------------------------------------------------------------------

                     RIVERSOURCE SELECT VALUE FUND -- 2007 SEMIANNUAL REPORT 23 is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid. During the six months ended Nov. 30, 2007, the Fund had no outstanding option contracts.

FUTURES TRANSACTIONS

To gain exposure to or protect itself from market changes, the Fund may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Fund also may buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Futures are valued daily based upon the last sale price at the close of market on the principal exchange on which they are traded. Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. At Nov. 30, 2007, the Fund had no outstanding futures contracts.

FOREIGN CURRENCY TRANSLATIONS AND FORWARD FOREIGN CURRENCY CONTRACTS

Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the Statement of operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes. At Nov. 30, 2007, foreign currency holdings were entirely comprised of British pounds.

The Fund may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are

--------------------------------------------------------------------------------

 24 RIVERSOURCE SELECT VALUE FUND -- 2007 SEMIANNUAL REPORT determined using foreign currency exchange rates from an independent pricing service. The Fund is subject to the credit risk that the other party will not complete its contract obligations. At Nov. 30, 2007, the Fund had no outstanding forward foreign currency contracts.

GUARANTEES AND INDEMNIFICATIONS

Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

FEDERAL TAXES

The Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income or excise taxes is thus required.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of deferred losses on certain futures contracts, the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

RECENT ACCOUNTING PRONOUNCEMENTS

On Sept. 20, 2006, the Financial Accounting Standards Board (FASB) released Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" (SFAS 157). SFAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of SFAS 157 is required for fiscal years beginning after Nov. 15, 2007 and interim periods within those fiscal years. The impact of SFAS 157 on the Fund's financial statements is being evaluated.

In June 2006, the FASB issued FASB Interpretation 48 (FIN 48), "Accounting for Uncertainty in Income Taxes." FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement 109, "Accounting for Income Taxes." FIN 48 prescribes a two-step process to recognize and measure a tax position taken or expected to be taken in a tax return. The first step is to determine whether a tax position has met the more-likely-than-not recognition

--------------------------------------------------------------------------------

                     RIVERSOURCE SELECT VALUE FUND -- 2007 SEMIANNUAL REPORT 25 threshold and the second step is to measure a tax position that meets the threshold to determine the amount of benefit to recognize. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure, and transition. FIN 48 has been adopted by the Fund and there is no material impact on the Fund.

DIVIDENDS TO SHAREHOLDERS

An annual dividend from net investment income, declared and paid at the end of the calendar year, when available, is reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the income dividend.

OTHER

Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date and interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

2. EXPENSES AND SALES CHARGES

Under an Investment Management Services Agreement, the Investment Manager determines which securities will be purchased, held or sold. The management fee is a percentage of the Fund's average daily net assets that declines from 0.78% to 0.65% annually as the Fund's assets increase. The fee may be adjusted upward or downward by a performance incentive adjustment determined monthly by measuring the percentage difference over a rolling 12-month period between the performance of one Class A share of the Fund and the change to the Lipper Multi-Cap Value Funds Index. Effective Jan. 1, 2008, the Lipper Midcap Value Funds Index will be used for purposes of determining the performance incentive adjustment. In certain circumstances, the board may approve a change in the index. The maximum adjustment is 0.12% per year. If the performance difference is less than 0.50%, the adjustment will be zero. The adjustment increased the fee by $237,050 for the six months ended Nov. 30, 2007. The management fee for the six months ended Nov. 30, 2007, was 0.86% of the Fund's average daily net assets, including an adjustment under the terms of the performance incentive arrangement.

The Investment Manager has a Subadvisory Agreement with Systematic Financial Management, L.P. and WEDGE Capital Management, L.L.P., each of which subadvises a portion of the assets of the Fund. New investments in the Fund, net of any redemptions, are allocated in accordance with the Investment Manager's determination of the allocation that is in the best interest of the Fund's shareholders. Each subadviser's proportionate share of investments in the Fund will vary due to market fluctuations. The Investment Manager contracts with and compensates each subadviser to manage the investment of the Fund's assets.

--------------------------------------------------------------------------------

 26 RIVERSOURCE SELECT VALUE FUND -- 2007 SEMIANNUAL REPORT

Under an Administrative Services Agreement, the Fund pays Ameriprise Financial a fee for administration and accounting services at a percentage of the Fund's average daily net assets that declines from 0.06% to 0.03% annually as the Fund's assets increase. The fee for the six months ended, Nov. 30, 2007, was 0.06% of the Fund's average daily net assets.

Other expenses in the amount of $1,707 are for, among other things, certain expenses of the Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board.

Compensation of Board members includes, for a former Board Chair, compensation as well as retirement benefits. Certain other aspects of a former Board Chair's compensation, including health benefits and payment of certain other expenses, are included under other expenses.

Under a Deferred Compensation Plan (the Plan), non-interested board members may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or other RiverSource funds. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Under a Transfer Agency Agreement, RiverSource Service Corporation (the Transfer Agent) maintains shareholder accounts and records. The Fund pays the Transfer Agent an annual fee per shareholder account for this service as follows:

-  Class A $19.50

-  Class B $20.50

-  Class C $20.00

The Fund pays the Transfer Agent an annual asset-based fee at a rate of 0.05% of the Fund's average daily net assets attributable to Class R4 shares.

The Transfer Agent charges an annual fee of $5 per inactive account, charged on a pro rata basis for 12 months from the date the account becomes inactive. These fees are included in the transfer agency fees on the Statement of operations.

Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund's average daily net assets attributable to Class R4 shares for the provision of various administrative, recordkeeping, communication and educational services.

The Fund has an agreement with RiverSource Distributors, Inc. (the Distributor) for distribution and shareholder services. Prior to Oct. 1, 2007, Ameriprise Financial Services, Inc. also served as a principal underwriter and distributor to the Fund. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the

--------------------------------------------------------------------------------

                     RIVERSOURCE SELECT VALUE FUND -- 2007 SEMIANNUAL REPORT  27

Fund pays a fee at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class A shares and a fee at an annual rate of up to 1.00% of the Fund's average daily net assets attributable to Class B and Class C shares.

Sales charges received by the Distributor for distributing Fund shares were $137,081 for Class A, $37,338 for Class B and $325 for Class C for the six months ended Nov. 30, 2007.

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). Because the acquired funds have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.

For the six months ended Nov. 30, 2007, the Investment Manager and its affiliates waived/reimbursed certain fees and expenses such that net expenses (excluding fees and expenses of acquired funds) were 1.35% for Class A, 2.11% for Class B, 2.11% for Class C, 0.96% for Class I and 0.97% for Class R4. Of these waived/reimbursed fees and expenses, the transfer agency fees at the class level were $115,748, $30,068, $2,282 and $19 for Class A, Class B, Class C, Class I and Class R4, respectively, and the plan administration services fee at the class level was $115 for Class R4. The management fees at the Fund level were $252,635. In addition, the Investment Manager and its affiliates have contractually agreed to waive certain fees and expenses until May 31, 2008, such that net expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment, will not exceed 1.27% for Class A, 2.03% for Class B, 2.03% for Class C, 0.88% for Class I and 1.14% for Class R4 of the Fund's average daily net assets, unless sooner terminated at the discretion of the Board.

During the six months ended Nov. 30, 2007, the Fund's transfer agency fees were reduced by $17,237 as a result of bank fee credits from overnight cash balances.

The Fund pays custodian fees to Ameriprise Trust Company, a subsidiary of Ameriprise Financial.

3. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $240,654,912 and $295,263,218, respectively, for the six months ended Nov. 30, 2007. Realized gains and losses are determined on an identified cost basis.

--------------------------------------------------------------------------------

 28 RIVERSOURCE SELECT VALUE FUND -- 2007 SEMIANNUAL REPORT

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the periods indicated are as follows:

                                               SIX MONTHS ENDED NOV. 30, 2007
                                            ISSUED FOR
                                            REINVESTED                             NET
                                SOLD       DISTRIBUTIONS     REDEEMED      INCREASE (DECREASE)
----------------------------------------------------------------------------------------------
Class A                       3,849,930             --       (9,812,421)       (5,962,491)
Class B                         537,595             --       (4,911,386)       (4,373,791)
Class C                          49,909             --         (167,864)         (117,955)
Class I                         355,936             --         (215,585)          140,351
Class R4                             --             --               --                --
----------------------------------------------------------------------------------------------

                                                  YEAR ENDED MAY 31, 2007
                                            ISSUED FOR
                                            REINVESTED                             NET
                                SOLD       DISTRIBUTIONS     REDEEMED      INCREASE (DECREASE)
----------------------------------------------------------------------------------------------
Class A                       6,084,785     28,341,487      (22,452,423)       11,973,849
Class B                       1,238,651      8,468,979       (9,000,858)          706,772
Class C                         134,854        589,070         (521,477)          202,447
Class I                       2,561,221      1,026,760         (330,634)        3,257,347
Class R4                          4,294          4,008           (3,533)            4,769
----------------------------------------------------------------------------------------------

5. LENDING OF PORTFOLIO SECURITIES

In order to generate additional income, the Fund may lend securities representing up to one-third of the value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers of securities. The Fund receives collateral in the form of cash and U.S. government securities, equal to at least 100% of the value of securities loaned, which is marked to the market value of the loaned securities daily until the securities are returned, e.g., if the value of the securities on loan increases, additional cash collateral is provided by the borrower. The Investment Manager serves as securities lending agent for the Fund under the Investment Management Services Agreement pursuant to which the Fund has agreed to reimburse the Investment Manager for expenses incurred by it in connection with the lending program, and pursuant to guidelines adopted by and under the oversight of the Board. At Nov. 30, 2007, securities valued at $12,345,717 were on loan to brokers. For collateral, the Fund received $12,802,200 in cash. Cash collateral received is invested in an affiliated money market fund and short-term securities, including U.S. government securities or other high-grade debt obligations, which are included in the "Portfolio of Investments." Income from securities lending amounted to $6,652 for the six months ended Nov. 30, 2007. Expenses paid to the Investment Manager were $1,783 for the six months ended Nov. 30, 2007, which are included in the other expenses on the Statement of operation. The risks to the Fund of securities lending

--------------------------------------------------------------------------------

                     RIVERSOURCE SELECT VALUE FUND -- 2007 SEMIANNUAL REPORT 29 are that the borrower may not provide additional collateral when required or return the securities when due.

6. AFFILIATED MONEY MARKET FUND

The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The cost of the Fund's purchases and proceeds from sales of shares of the RiverSource Short-Term Cash Fund aggregated $162,049,105 and $155,466,188, respectively, for the six months ended Nov. 30, 2007.

7. BANK BORROWINGS

The Fund has entered into a revolving credit facility with a syndicate of banks headed by JPMorgan Chase Bank, N.A. (JPMCB), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility became effective on Oct. 18, 2007, replacing a prior credit facility. The credit facility agreement, which is a collective agreement between the Fund and certain other RiverSource funds, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each Fund based on its borrowings at a rate equal to the federal funds rate plus 0.30%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.06% per annum. Under the prior credit facility, a Fund paid interest on its outstanding borrowings at a rate equal to either the higher of the federal funds effective rate plus 0.40% or the JPMCB Prime Commercial Lending Rate. The Fund had no borrowings during the six months ended Nov. 30, 2007.

8. CAPITAL LOSS CARRY-OVER

For federal income tax purposes, the Fund had a capital loss carry-over remaining of $4,875,220 acquired in connection with a merger on June 25, 2004, that if not offset by future capital gains realized after May 31, 2007 will expire as follows:

   2011         2012
$2,366,790   $2,508,430

All of the above capital loss carry-overs were acquired in connection with the AXP Progressive Fund merger. The yearly utilization of the acquired capital loss carry-overs is limited by the Internal Revenue Code. It is unlikely the Board will authorize a distribution of any net realized capital gains until the available capital loss carry-over has been offset or expires.

--------------------------------------------------------------------------------

 30 RIVERSOURCE SELECT VALUE FUND -- 2007 SEMIANNUAL REPORT

9. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc., was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota. In response to defendants' motion to dismiss the complaint, the Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals on August 8, 2007.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), the parent company of RiverSource Investments, LLC (RiverSource Investments), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce
(MDOC) related to market timing activities. In connection with these matters, the SEC and MDOC issued orders (the Orders) alleging that AEFC violated certain provisions of the federal and Minnesota securities laws by failing to adequately disclose market timing activities by allowing certain identified market timers to continue to market time contrary to disclosures in mutual fund and variable annuity product prospectuses. The Orders also alleged that AEFC failed to implement procedures to detect and prevent market timing in 401(k) plans for employees of AEFC and related companies and failed to adequately disclose that there were no such procedures. Pursuant to the MDOC Order, the MDOC also alleged that AEFC allowed inappropriate market timing to occur by failing to have written policies and procedures and failing to properly supervise its employees.

As a result of the Orders, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. Pursuant to the terms of the Orders, AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to make presentations at least annually to its board of directors and the relevant mutual funds' board that include an overview of policies and procedures to prevent market timing, material changes to these policies and procedures and whether disclosures related to market timing are consistent with the SEC order and

--------------------------------------------------------------------------------

                     RIVERSOURCE SELECT VALUE FUND -- 2007 SEMIANNUAL REPORT 31 federal securities laws. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. In addition, AEFC agreed to complete and submit to the MDOC a compliance review of its procedures regarding market timing within one year of the MDOC Order, including a summary of actions taken to ensure compliance with applicable laws and regulations and certification by a senior officer regarding compliance and supervisory procedures.

Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Boards of Directors/Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

--------------------------------------------------------------------------------

 32 RIVERSOURCE SELECT VALUE FUND -- 2007 SEMIANNUAL REPORT

10. FINANCIAL HIGHLIGHTS

The tables below show certain important financial information for evaluating the Fund's results.

CLASS A

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED MAY 31,    2007(I)               2007              2006              2005              2004
Net asset value, beginning of
 period                           $5.93             $7.27             $6.65             $6.13             $5.11
---------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
  OPERATIONS:
Net investment income (loss)        .02(b)            .05               .08               .02                --
Net gains (losses) (both
 realized and unrealized)          (.29)             1.35               .64               .63              1.03
---------------------------------------------------------------------------------------------------------------
Total from investment
 operations                        (.27)             1.40               .72               .65              1.03
---------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                              --              (.11)             (.01)             (.01)               --
Distributions from realized
 gains                               --             (2.63)             (.09)             (.12)             (.01)
---------------------------------------------------------------------------------------------------------------
Total distributions                  --             (2.74)             (.10)             (.13)             (.01)
---------------------------------------------------------------------------------------------------------------
Net asset value, end of
 period                           $5.66             $5.93             $7.27             $6.65             $6.13
---------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                         $394              $448              $463              $525              $323
---------------------------------------------------------------------------------------------------------------
Gross expenses prior to
 expense
 waiver/reimbursement(c),(d)      1.50%(e)          1.39%             1.30%             1.33%             1.38%
---------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(c),(d)      1.35%(e),(f)      1.30%(f)          1.30%             1.33%             1.38%
---------------------------------------------------------------------------------------------------------------
Net investment income (loss)       .57%(e)           .59%             1.21%              .35%              .06%
---------------------------------------------------------------------------------------------------------------
Portfolio turnover rate             43%              159%                7%               12%               15%
---------------------------------------------------------------------------------------------------------------
Total return(g)                  (4.55%)(h)        24.19%            10.92%            10.66%            20.17%
---------------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amount has been calculated using the average shares outstanding method.
(c) Expense ratio is before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e)  Adjusted to an annual basis.
(f) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(g)  Total return does not reflect payment of a sales charge.
(h)  Not annualized.
(i)  Six months ended Nov. 30, 2007 (Unaudited).

--------------------------------------------------------------------------------

                     RIVERSOURCE SELECT VALUE FUND -- 2007 SEMIANNUAL REPORT  33

CLASS B

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED MAY 31,    2007(I)               2007              2006              2005              2004
Net asset value, beginning of
 period                           $5.69             $7.06             $6.50             $6.04             $5.07
---------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
  OPERATIONS:
Net investment income (loss)       (.01)(b)            --               .07              (.02)             (.03)
Net gains (losses) (both
 realized and unrealized)          (.27)             1.30               .58               .60              1.01
---------------------------------------------------------------------------------------------------------------
Total from investment
 operations                        (.28)             1.30               .65               .58               .98
---------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                              --              (.04)               --                --                --
Distributions from realized
 gains                               --             (2.63)             (.09)             (.12)             (.01)
---------------------------------------------------------------------------------------------------------------
Total distributions                  --             (2.67)             (.09)             (.12)             (.01)
---------------------------------------------------------------------------------------------------------------
Net asset value, end of
 period                           $5.41             $5.69             $7.06             $6.50             $6.04
---------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                          $96              $126              $151              $203              $172
---------------------------------------------------------------------------------------------------------------
Gross expenses prior to
 expense
 waiver/reimbursement(c),(d)      2.26%(e)          2.15%             2.06%             2.09%             2.15%
---------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(c),(d)      2.11%(e),(f)      2.06%(f)          2.06%             2.09%             2.15%
---------------------------------------------------------------------------------------------------------------
Net investment income (loss)      (.21%)(e)         (.18%)             .37%             (.43%)            (.71%)
---------------------------------------------------------------------------------------------------------------
Portfolio turnover rate             43%              159%                7%               12%               15%
---------------------------------------------------------------------------------------------------------------
Total return(g)                  (4.92%)(h)        23.24%            10.13%             9.76%            19.27%
---------------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amount has been calculated using the average shares outstanding method.
(c) Expense ratio is before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e)  Adjusted to an annual basis.
(f) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(g)  Total return does not reflect payment of a sales charge.
(h)  Not annualized.
(i)  Six months ended Nov. 30, 2007 (Unaudited).

--------------------------------------------------------------------------------

 34 RIVERSOURCE SELECT VALUE FUND -- 2007 SEMIANNUAL REPORT

CLASS C

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED MAY 31,    2007(I)               2007              2006              2005              2004
Net asset value, beginning of
 period                           $5.69             $7.06             $6.50             $6.04             $5.07
---------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
  OPERATIONS:
Net investment income (loss)       (.01)(b)            --               .07              (.02)             (.03)
Net gains (losses) (both
 realized and unrealized)          (.27)             1.31               .58               .60              1.01
---------------------------------------------------------------------------------------------------------------
Total from investment
 operations                        (.28)             1.31               .65               .58               .98
---------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                              --              (.05)               --                --                --
Distributions from realized
 gains                               --             (2.63)             (.09)             (.12)             (.01)
---------------------------------------------------------------------------------------------------------------
Total distributions                  --             (2.68)             (.09)             (.12)             (.01)
---------------------------------------------------------------------------------------------------------------
Net asset value, end of
 period                           $5.41             $5.69             $7.06             $6.50             $6.04
---------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                           $8                $9               $10               $12               $10
---------------------------------------------------------------------------------------------------------------
Gross expenses prior to
 expense
 waiver/reimbursement(c),(d)      2.26%(e)          2.15%             2.06%             2.09%             2.15%
---------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(c),(d)      2.11%(e),(f)      2.06%(f)          2.06%             2.09%             2.15%
---------------------------------------------------------------------------------------------------------------
Net investment income (loss)      (.18%)(e)         (.17%)             .40%             (.43%)            (.71%)
---------------------------------------------------------------------------------------------------------------
Portfolio turnover rate             43%              159%                7%               12%               15%
---------------------------------------------------------------------------------------------------------------
Total return(g)                  (4.92%)(h)        23.32%            10.13%             9.76%            19.27%
---------------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amount has been calculated using the average shares outstanding method.
(c) Expense ratio is before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e)  Adjusted to an annual basis.
(f) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(g)  Total return does not reflect payment of a sales charge.
(h)  Not annualized.
(i)  Six months ended Nov. 30, 2007 (Unaudited).

--------------------------------------------------------------------------------

                     RIVERSOURCE SELECT VALUE FUND -- 2007 SEMIANNUAL REPORT  35

CLASS I

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED MAY 31,    2007(J)               2007              2006              2005           2004(B)
Net asset value, beginning of
 period                           $6.03             $7.36             $6.70             $6.16             $6.34
---------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
  OPERATIONS:
Net investment income (loss)        .03(c)            .07               .12               .04               .02
Net gains (losses) (both
 realized and unrealized)          (.29)             1.38               .65               .63              (.20)
---------------------------------------------------------------------------------------------------------------
Total from investment
 operations                        (.26)             1.45               .77               .67              (.18)
---------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                              --              (.15)             (.02)             (.01)               --
Distributions from realized
 gains                               --             (2.63)             (.09)             (.12)               --
---------------------------------------------------------------------------------------------------------------
Total distributions                  --             (2.78)             (.11)             (.13)               --
---------------------------------------------------------------------------------------------------------------
Net asset value, end of
 period                           $5.77             $6.03             $7.36             $6.70             $6.16
---------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                          $30               $30               $13               $14                $6
---------------------------------------------------------------------------------------------------------------
Gross expenses prior to
 expense
 waiver/reimbursement(d),(e)      1.06%(f)           .95%              .83%              .86%              .94%(f)
---------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(e)       .96%(f),(g)       .94%(g)           .83%              .86%              .94%(f)
---------------------------------------------------------------------------------------------------------------
Net investment income (loss)       .97%(f)          1.00%             1.56%              .80%              .83%(f)
---------------------------------------------------------------------------------------------------------------
Portfolio turnover rate             43%              159%                7%               12%               15%
---------------------------------------------------------------------------------------------------------------
Total return(h)                  (4.31%)(i)        24.65%            11.62%            11.02%            (2.84%)(i)
---------------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from March 4, 2004 (inception date) to May 31, 2004.
(c) Per share amount has been calculated using the average shares outstanding method.
(d) Expense ratio is before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(h)  Total return does not reflect payment of a sales charge.
(i)  Not annualized.
(j)  Six months ended Nov. 30, 2007 (Unaudited).

--------------------------------------------------------------------------------

 36 RIVERSOURCE SELECT VALUE FUND -- 2007 SEMIANNUAL REPORT

CLASS R4

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED MAY 31,    2007(I)               2007              2006              2005              2004
Net asset value, beginning of
 period                           $5.98             $7.32             $6.68             $6.15             $5.12
---------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
  OPERATIONS:
Net investment income (loss)        .03(b)            .06               .10               .03                --
Net gains (losses) (both
 realized and unrealized)          (.28)             1.36               .64               .63              1.04
---------------------------------------------------------------------------------------------------------------
Total from investment
 operations                        (.25)             1.42               .74               .66              1.04
---------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                              --              (.13)             (.01)             (.01)               --
Distributions from realized
 gains                               --             (2.63)             (.09)             (.12)             (.01)
---------------------------------------------------------------------------------------------------------------
Total distributions                  --             (2.76)             (.10)             (.13)             (.01)
---------------------------------------------------------------------------------------------------------------
Net asset value, end of
 period                           $5.73             $5.98             $7.32             $6.68             $6.15
---------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                          $--               $--               $--               $--               $--
---------------------------------------------------------------------------------------------------------------
Gross expenses prior to
 expense
 waiver/reimbursement(c),(d)      1.36%(e)          1.22%             1.12%             1.15%             1.22%
---------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(c),(d)       .97%(e),(f)      1.13%(f)          1.12%             1.15%             1.22%
---------------------------------------------------------------------------------------------------------------
Net investment income (loss)       .96%(e)           .77%             1.63%              .51%              .21%
---------------------------------------------------------------------------------------------------------------
Portfolio turnover rate             43%              159%                7%               12%               15%
---------------------------------------------------------------------------------------------------------------
Total return(g)                  (4.18%)(h)        24.27%            11.26%            10.81%            20.36%
---------------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amount has been calculated using the average shares outstanding method.
(c) Expense ratio is before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e)  Adjusted to an annual basis.
(f) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(g)  Total return does not reflect payment of a sales charge.
(h)  Not annualized.
(i)  Six months ended Nov. 30, 2007 (Unaudited).

--------------------------------------------------------------------------------

                     RIVERSOURCE SELECT VALUE FUND -- 2007 SEMIANNUAL REPORT  37

PROXY VOTING

The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling RiverSource Funds at (888) 791-3380; contacting your financial institution; visiting riversource.com/funds; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting riversource.com/funds; or searching the website of the SEC at www.sec.gov.

--------------------------------------------------------------------------------

 38 RIVERSOURCE SELECT VALUE FUND -- 2007 SEMIANNUAL REPORT

CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

On April 12, 2007, Ernst & Young LLP was selected as the Fund's independent registered public accounting firm for the 2008 fiscal year. A majority of the Fund's Board of Directors, including a majority of the Independent Directors, approved the appointment of Ernst & Young LLP. The predecessor independent registered public accounting firm's reports on the Fund's financial statements for the year ended May 31, 2007 and the year ended May 31, 2006 contained no adverse opinion or disclaimer of opinion and were not qualified or modified as to uncertainty, audit scope or accounting principles. During such fiscal periods and through April 12, 2007 there were no disagreements between the Fund and the predecessor independent registered public accounting firm on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures, which such disagreements, if not resolved to the satisfaction of the predecessor independent registered public accounting firm, would have caused them to make reference to the subject matter of the disagreement in connection with their reports on the financial statements for such fiscal periods.

--------------------------------------------------------------------------------

                     RIVERSOURCE SELECT VALUE FUND -- 2007 SEMIANNUAL REPORT  39

     RIVERSOURCE(R) SELECT VALUE FUND

     734 Ameriprise Financial Center

     Minneapolis, MN 55474

     RIVERSOURCE.COM/FUNDS

                                        This report must be accompanied or preceded by
                                        the Fund's current prospectus. RiverSource(R)
                                        mutual funds are distributed by RiverSource
                                        Distributors, Inc., Member FINRA, and managed
                                        by RiverSource Investments, LLC. These
                                        companies are part of Ameriprise Financial,
                                        Inc.
       (RIVERSOURCE INVESTMENTS LOGO)   (C) 2008 RiverSource Distributors, Inc.                            S-6251 G (1/08)

Semiannual Report

                                                  (RIVERSOURCE INVESTMENTS LOGO)

RIVERSOURCE(R)
SMALL CAP EQUITY FUND

SEMIANNUAL REPORT FOR
THE PERIOD ENDED
NOVEMBER 30, 2007


RIVERSOURCE SMALL CAP EQUITY FUND
SEEKS TO PROVIDE SHAREHOLDERS WITH
LONG-TERM GROWTH OF CAPITAL.

TABLE OF CONTENTS

Fund Snapshot.......................      3

Performance Summary.................      5

Questions & Answers
   with Portfolio Management........      7

Fund Expenses Example...............     12

Portfolio of Investments............     14

Financial Statements................     22

Notes to Financial Statements.......     26

Proxy Voting........................     42

Change in Independent Registered
   Public Accounting Firm...........     43

          (DALBAR LOGO)

The RiverSource mutual fund
shareholder reports have been
awarded the Communications Seal
from Dalbar Inc., an independent
financial services research firm.
The Seal recognizes communications
demonstrating a level of
excellence in the industry.
--------------------------------------------------------------------------------

 2 RIVERSOURCE SMALL CAP EQUITY FUND -- 2007 SEMIANNUAL REPORT

FUND SNAPSHOT AT NOV. 30, 2007 (UNAUDITED)

FUND OBJECTIVE

RiverSource Small Cap Equity Fund seeks to provide shareholders with long-term growth of capital.

SECTOR BREAKDOWN*

Percentage of portfolio assets
(PIE CHART)

Industrials                                                  17.6%
Information Technology                                       17.6%
Health Care                                                  16.2%
Consumer Discretionary                                       11.6%
Financials                                                   11.5%
Materials                                                     7.5%
Other(1)                                                     18.0%

 * Sectors can be comprised of several industries. Please refer to the section entitled "Portfolio of Investments" for a complete listing. No single industry exceeds 25% of portfolio assets.
(1)  Includes Energy 6.1%, Utilities 3.3%, Consumer Staples 2.5%,
     Telecommunication Services 0.6% and Cash & Cash Equivalents(2) 5.5%.
(2) Of the 5.5%, 2.6% is due to security lending activity and 2.9% is the Fund's cash equivalent position.

TOP TEN HOLDINGS

Percentage of portfolio assets

El Paso Electric                      0.8%
Comstock Resources                    0.8%
Aspen Insurance Holdings              0.8%
Century Aluminum                      0.8%
Hilb Rogal & Hobbs                    0.8%
ScanSource                            0.8%
Bucyrus Intl Cl A                     0.7%
Curtiss-Wright                        0.7%
Amedisys                              0.7%
HCC Insurance Holdings                0.7%

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Investments in small-capitalization companies often involve greater risks and potential volatility than investments in larger, more established companies.
--------------------------------------------------------------------------------

                  RIVERSOURCE SMALL CAP EQUITY FUND -- 2007 SEMIANNUAL REPORT  3

FUND SNAPSHOT AT NOV. 30, 2007 (UNAUDITED)

STYLE MATRIX


          STYLE
VALUE    BLEND    GROWTH
                           LARGE
                           MEDIUM        SIZE
         X                 SMALL

Shading within the style matrix indicates areas in which the Fund generally invests.

The style matrix can be a valuable tool for constructing and monitoring your portfolio. It provides a frame of reference for distinguishing the types of stocks or bonds owned by a mutual fund, and serves as a guideline for helping you build a portfolio.

Investment products, including shares of mutual funds, are not federally or FDIC-insured, are not deposits or obligations of, or guaranteed by any financial institution, and involve investment risks including possible loss of principal and fluctuation in value.

PORTFOLIO MANAGERS

LORD, ABBETT & CO. LLC

                             YEARS IN INDUSTRY
Michael Smith                       19

WELLINGTON MANAGEMENT COMPANY, LLP

                             YEARS IN INDUSTRY
Kenneth Abrams                      23
Daniel Fitzpatrick, CFA             10

AMERICAN CENTURY INVESTMENT MANAGEMENT, INC.

                             YEARS IN INDUSTRY
Brian Ertley, CFA                   10
Thomas Vaiana                       10
Wihelmine von Turk, CFA             23

FUND FACTS

                        TICKER SYMBOL   INCEPTION DATE
Class A                     AXSAX          03/08/02
Class B                     AXSBX          03/08/02
Class C                     RSQEX          03/08/02
Class I                        --          03/04/04
Class R4                       --          03/08/02
Total net assets                        $260.6 million
Number of holdings                              401

--------------------------------------------------------------------------------

 4 RIVERSOURCE SMALL CAP EQUITY FUND -- 2007 SEMIANNUAL REPORT

PERFORMANCE SUMMARY

                             PERFORMANCE COMPARISON
                  For the six-month period ended Nov. 30, 2007

                                  (BAR CHART)

RiverSource Small Cap Equity Fund Class A
  (excluding sales charge)                             -10.90%

Russell 2000(R) Index(1) (unmanaged)                    -8.83%

Lipper Small-Cap Core Funds Index(2)                    -8.10%

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial institution or visiting riversource.com/funds.

The 5.75% sales charge applicable to Class A shares of the Fund is not reflected in the bar chart. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses.

The indices do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes.

It is not possible to invest directly in an index.

(1) The Russell 2000 Index, an unmanaged index, measures the performance of the 2,000 smallest companies in the Russell 3000(R) Index. The index reflects reinvestment of all distributions and changes in market prices.
(2) The Lipper Small-Cap Core Funds Index includes the 30 largest small-cap core funds tracked by Lipper Inc. The index's returns include net reinvested dividends. The Fund's performance is currently measured against this index for purposes of determining the performance incentive adjustment.

ANNUAL OPERATING EXPENSE RATIO (AS OF THE CURRENT PROSPECTUS)

                                                  TOTAL                   NET EXPENSES(A)
Class A                                           1.58%                        1.26%
Class B                                           2.35%                        2.02%
Class C                                           2.34%                        2.02%
Class I                                           1.09%                        0.85%
Class R4                                          1.39%                        1.15%

(a) The Investment Manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until May 31, 2008, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment (that decreased the management fee by 0.08%), will not exceed 1.34% for Class A, 2.10% for Class B, 2.10% for Class C, 0.93% for Class I and 1.23% for Class R4.

--------------------------------------------------------------------------------

                  RIVERSOURCE SMALL CAP EQUITY FUND -- 2007 SEMIANNUAL REPORT  5

PERFORMANCE SUMMARY

AVERAGE ANNUAL TOTAL RETURNS

AT NOV. 30, 2007
                                                                                SINCE
WITHOUT SALES CHARGE                 6 MONTHS*   1 YEAR   3 YEARS   5 YEARS   INCEPTION
 Class A (inception 3/8/02)           -10.90%    +1.22%   +7.81%    +14.23%    +7.78%
 Class B (inception 3/8/02)           -11.13%    +0.40%   +7.02%    +13.37%    +6.98%
 Class C (inception 3/8/02)           -11.15%    +0.40%   +7.03%    +13.39%    +6.95%
 Class I (inception 3/4/04)           -10.69%    +1.54%   +7.79%       N/A     +7.78%
 Class R4 (inception 3/8/02)          -10.77%    +1.37%   +8.03%    +14.48%    +7.99%

WITH SALES CHARGE
 Class A (inception 3/8/02)           -15.97%    -4.61%   +5.72%    +12.88%    +6.66%
 Class B (inception 3/8/02)           -15.57%    -4.41%   +5.92%    +13.12%    +6.85%
 Class C (inception 3/8/02)           -12.03%    -0.56%   +7.03%    +13.39%    +6.95%

AT DEC. 31, 2007
                                                                                SINCE
WITHOUT SALES CHARGE                 6 MONTHS*   1 YEAR   3 YEARS   5 YEARS   INCEPTION
 Class A (inception 3/8/02)            -9.32%    +0.63%   +6.33%    +15.83%    +7.69%
 Class B (inception 3/8/02)            -9.78%    -0.23%   +5.52%    +14.92%    +6.86%
 Class C (inception 3/8/02)            -9.62%    -0.03%   +5.60%    +14.93%    +6.87%
 Class I (inception 3/4/04)            -9.11%    +0.95%   +6.33%       N/A     +7.63%
 Class R4 (inception 3/8/02)           -9.21%    +0.78%   +6.56%    +16.02%    +7.89%

WITH SALES CHARGE
 Class A (inception 3/8/02)           -14.56%    -5.20%   +4.26%    +14.48%    +6.58%
 Class B (inception 3/8/02)           -13.72%    -4.59%   +4.47%    +14.69%    +6.74%
 Class C (inception 3/8/02)           -10.41%    -0.90%   +5.60%    +14.93%    +6.87%

Class A share performance reflects the maximum sales charge of 5.75%. Class B share performance reflects a contingent deferred sales charge (CDSC) applied as follows: first year 5%; second and third years 4%; fourth year 3%; fifth year 2%; sixth year 1%; no sales charge thereafter. Class C shares may be subject to a 1% CDSC if shares are sold within one year after purchase. Sales charges do not apply to Class I and Class R4 shares. Class I and Class R4 shares are available to institutional investors only.

* Not annualized.

--------------------------------------------------------------------------------

 6 RIVERSOURCE SMALL CAP EQUITY FUND -- 2007 SEMIANNUAL REPORT

QUESTIONS & ANSWERS WITH PORTFOLIO MANAGEMENT

RiverSource Small Cap Equity Fund declined 10.90% (Class A shares excluding sales charge) for the six months ended Nov. 30, 2007. The Fund underperformed its benchmark, the Russell 2000(R) Index (Russell Index), which declined 8.83%. The Fund also lagged its peer group, as represented by the Lipper Small-Cap Core Funds Index, which declined 8.10% for the period. RiverSource Small Cap Equity Fund's portfolio is managed by three independent money management firms that each invest a portion of Fund assets in a blend of growth and value small company stocks. The goal is to provide long-term growth of capital. As of Nov. 30, 2007, Lord, Abbett & Co. LLC (Lord Abbett), Wellington Management Company, LLP (Wellington Management) and American Century Investment Management, Inc. (American Century) managed 35%, 34% and 31% of the Fund's portfolio, respectively.

Q: What factors affected the performance of your portion of the Fund for the six-month period?

   LORD ABBETT: The largest contributor to performance for the segment we manage was stock selection within the financial services sector. optionsXpress Holdings, an online retail brokerage services provider, contributed to the favorable results. The company exceeded third quarter expectations due to higher commissions and an increase in trading activity. Within producer durables, Bucyrus Intl, a mining shovel and drill manufacturer, advanced as investor sentiment was buoyed by its acquisition of DBT, a German equipment manufacturer. Actuant, an industrial tools and supplies manufacturer, had a positive impact on performance after the company raised its fiscal 2008 estimates. Option Care, a specialty pharmacy and home-infusion service, advanced returns; its acquisition by Walgreens was completed during the period.

   Stock selection within materials and processing detracted from performance. Beacon Roofing Supply, a distributor of roofing materials, hurt results after it lowered estimates due to the continued weakness in home improvement demand. An underweight in utilities detracted, as natural gas prices hit record highs. Holdings of eye surgery firm LCA-Vision fell in late July after the company's earnings fell short of its estimates due to reduced volume and costs that were higher than anticipated. Select Comfort, manufacturer of the Sleep Number bed, also detracted after reducing its outlook in response to slower post-Labor Day retail sales. Both Select Comfort and LCA-Vision seem to have suffered from lower consumer spending.

--------------------------------------------------------------------------------

                  RIVERSOURCE SMALL CAP EQUITY FUND -- 2007 SEMIANNUAL REPORT  7

QUESTIONS & ANSWERS

   WELLINGTON MANAGEMENT: As investors sought to reduce risk, small-cap stocks finished the period behind their larger cap peers, altering a trend that had been in place for several years. The health care and materials sectors performed the best, while consumer discretionary and financials lagged.

   Positive stock selection in materials and utilities was not enough to offset unfavorable stock selection in other areas. Within materials, fertilizer and specialty chemical firms CF Inds Holdings, Cytec Inds, and Hercules outperformed. Top contributors to return included Cypress Semiconductor, Perrigo and Opsware. Shares of semiconductor and programmable-chip company Cypress Semiconductor benefited from its majority ownership in solar panel maker, SunPower Corporation. Pharmaceuticals company Perrigo reported solid fiscal year end and fourth quarter results. After Opsware, a business data management software company, received a buyout offer from Hewlett Packard, we closed out this position.

   Sector allocation, which results from bottom-up stock selection, added to performance, largely due to an underweight in the poorly performing financials sector.

   Primarily, returns were hurt by stock selection in the information technology, industrial and financials sectors. Among the top detractors were Advanta, YRC Worldwide and Trident Microsystems. Shares of credit card company Advanta declined, as it reduced its fiscal 2007 earnings outlook, blaming higher-than-expected delinquencies. Transportation service provider YRC Worldwide announced a decline in third quarter earnings due to a weak domestic shipping environment. Graphics chip designer Trident Microsystems disappointed after reporting unfavorable results and providing a weak outlook.

   AMERICAN CENTURY: Stock selection was the main cause of underperformance, most notably in traditional growth sectors -- information technology and health care. Our portion of the Fund's holdings of information technology services providers and software makers contributed to the underperformance in the information technology (IT) sector. IT services provider Acxiom and communications equipment maker InterDigital were among the leading detractors. In the health care sector, stock selection among health care services providers and pharmaceutical firms had the largest negative impact. WellCare

--------------------------------------------------------------------------------

 8 RIVERSOURCE SMALL CAP EQUITY FUND -- 2007 SEMIANNUAL REPORT

QUESTIONS & ANSWERS

   Health Plans, a health services provider, and King Pharmaceuticals, a drug manufacturer, were the largest individual detractors in the health care sector.

   STOCK SELECTION WAS THE MAIN CAUSE OF UNDERPERFORMANCE, MOST NOTABLY IN TRADITIONAL GROWTH SECTORS -- INFORMATION TECHNOLOGY AND HEALTH CARE. -- AMERICAN CENTURY

   Consumer discretionary stocks were also a drag on results, primarily because of security selection among consumer services companies and specialty retailers. The weakest performers in the sector included portrait photographer CPI and discount retailer Big Lots.

   On the positive side, the portfolio's utilities and financials stocks added value. An overweight position and favorable stock selection among gas utilities led to outperformance in the utilities sector where Alabama-based natural gas producer Energen was a key contributor. In the financials sector, insurance firms and real estate investment trusts (REITs) added to performance. Leading individual contributors included property and casualty insurer Aspen Insurance Holdings and shopping mall REIT Taubman Centers.

Q: What changes did you make to your portion of the Fund during the period?

   LORD ABBETT: We reduced our allocation to financial services and increased our allocation to energy, which are two significant changes. Our three most significant purchases during the period were TeleTech Holdings in the consumer discretionary sector, Psychiatric Solutions in the health care sector and Berry Petroleum in the energy sector. We sold our positions in property and casualty insurer Ohio Casualty, health care company Kyphon and for-profit education company Strayer Education.

   WE REDUCED OUR ALLOCATION TO FINANCIAL SERVICES AND INCREASED OUR ALLOCATION TO ENERGY, WHICH ARE TWO SIGNIFICANT CHANGES. -- LORD ABBETT

   The reduction in the financial services weighting primarily stemmed from merger and acquisition activity in three holdings: Investors Financial Services, Ohio Casualty and William Scotsman International. In the energy sector, we added Parallel Petroleum, an oil and gas company that specializes in oil

--------------------------------------------------------------------------------

                  RIVERSOURCE SMALL CAP EQUITY FUND -- 2007 SEMIANNUAL REPORT  9

QUESTIONS & ANSWERS

   recovery and 3-D seismic technology, and Arena Resources, an oil and natural gas company.

   WELLINGTON MANAGEMENT: During the period, we increased the portfolio's exposure in both health care and utilities to overweight positions. We established new positions in health care company Eclipsys and pharmaceutical company Perrigo, as well as utilities company COPASA. The portfolio remained overweight in consumer discretionary, but we reduced the overall position with the elimination of media holdings Catalina Marketing and Charter Communications. We moved the portfolio's energy holdings to a neutral position and kept the portfolio's underweight financials position, but did add real estate firm American Campus Communities.

   AMERICAN CENTURY: Based on our bottom-up stock selection process, which evaluates stocks based on a balanced set of growth and value criteria, we increased the portfolio's holdings in construction and engineering firm Chicago Bridge & Iron, electric utility El Paso Electric and medical equipment maker Kinetic Concepts. We reduced or eliminated positions in engine manufacturer Cummins, tobacco company Loews-Carolina Group and oil refiner Frontier Oil, all of which were among the largest holdings in our portion of the portfolio six months ago.

Q: How do you intend to manage your portion of the Fund in the coming months?

   LORD ABBETT: We kept our portion of the portfolio overweight in the health care sector, which is generally not economically sensitive, because we believe that fundamentals are strong and valuations remain attractive. In the basic materials and producer durables groups, we have positioned our portion of the portfolio with an emphasis on industries that have longer business cycles and tend to do well in the later stages of the economic cycle. Examples include commercial construction, aerospace, energy and heavy machinery. We believe such industries should perform well despite slower growth in areas of the economy that are led by consumers.

   We believe undervalued small company stocks with improving fundamentals can provide capital appreciation. Therefore, we will continue to identify and invest in small-cap stocks that exhibit strong fundamentals, attractive valuations and favorable growth prospects using our disciplined investment process, which incorporates both quantitative analysis and fundamental research.

   WELLINGTON MANAGEMENT: In light of the multi-year trend of robust performance for small-cap stocks and the strong price appreciation in many

--------------------------------------------------------------------------------

 10 RIVERSOURCE SMALL CAP EQUITY FUND -- 2007 SEMIANNUAL REPORT

QUESTIONS & ANSWERS

   stocks in our portion of the portfolio, we continue to search for opportunities to take profits and move into stocks that offer better upside potential. We remain vigilant in making risk/reward assessments for current holdings, while simultaneously searching for companies that appear to be overlooked by the market both in the U.S. and globally. Sector positioning is predominantly a by-product of our bottom-up stock selection process. At the end of the period, the portfolio's largest underweight was in the financials sector, where the portfolio remains underweight in banks and real estate. The portfolio's largest overweights were in the health care and utilities sectors.

   WE REMAIN VIGILANT IN MAKING RISK/REWARD ASSESSMENTS FOR CURRENT HOLDINGS, WHILE SIMULTANEOUSLY SEARCHING FOR COMPANIES THAT APPEAR TO BE OVERLOOKED BY THE MARKET BOTH IN THE U.S. AND GLOBALLY. -- WELLINGTON MANAGEMENT

   AMERICAN CENTURY: Going forward, we will continue to use our structured, disciplined investment approach to seek stocks that we believe have an attractive combination of value and growth potential, while striking a balance between risk and expected return.

Any specific securities mentioned are for illustrative purposes only and are not a complete list of securities that have increased or decreased in value. The views expressed in this statement reflect those of the portfolio manager(s) only through the end of the period of the report as stated on the cover and do not necessarily represent the views of RiverSource Investments, LLC (RiverSource) or any subadviser to the Fund or any other person in the RiverSource or subadviser organizations. Any such views are subject to change at any time based upon market or other conditions and RiverSource disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a RiverSource Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any RiverSource Fund.
--------------------------------------------------------------------------------

                 RIVERSOURCE SMALL CAP EQUITY FUND -- 2007 SEMIANNUAL REPORT  11

FUND EXPENSES EXAMPLE

(UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, which may include management fees; distribution and service (12b-1) fees; and other Fund fees and expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. In addition to the ongoing expenses which the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). The Fund's indirect expense from investing in the acquired funds is based on the Fund's pro rata portion of the cumulative expenses charged by the acquired funds using the acquired funds expense ratio as of the most recent shareholder report.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the six months ended Nov. 30, 2007.

ACTUAL EXPENSES

The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses paid during the period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------

 12 RIVERSOURCE SMALL CAP EQUITY FUND -- 2007 SEMIANNUAL REPORT

                              BEGINNING        ENDING         EXPENSES
                            ACCOUNT VALUE   ACCOUNT VALUE    PAID DURING     ANNUALIZED
                            JUNE 1, 2007    NOV. 30, 2007   THE PERIOD(A)   EXPENSE RATIO
 Class A
   Actual(b)                   $1,000         $  891.00        $ 6.33           1.34%
   Hypothetical
   (5% return before
   expenses)                   $1,000         $1,018.30        $ 6.76           1.34%
 Class B
   Actual(b)                   $1,000         $  888.70        $ 9.92           2.10%
   Hypothetical
   (5% return before
   expenses)                   $1,000         $1,014.50        $10.58           2.10%
 Class C
   Actual(b)                   $1,000         $  888.50        $ 9.91           2.10%
   Hypothetical
   (5% return before
   expenses)                   $1,000         $1,014.50        $10.58           2.10%
 Class I
   Actual(b)                   $1,000         $  893.10        $ 4.40            .93%
   Hypothetical
   (5% return before
   expenses)                   $1,000         $1,020.35        $ 4.70            .93%
 Class R4
   Actual(b)                   $1,000         $  892.30        $ 5.82           1.23%
   Hypothetical
   (5% return before
   expenses)                   $1,000         $1,018.85        $ 6.21           1.23%

(a) Expenses are equal to the Fund's annualized expense ratio as indicated above, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).
(b) Based on the actual return for the six months ended Nov. 30, 2007: -10.90% for Class A, -11.13% for Class B, -11.15% for Class C, -10.69% for Class I and -10.77% for Class R4.

--------------------------------------------------------------------------------

                 RIVERSOURCE SMALL CAP EQUITY FUND -- 2007 SEMIANNUAL REPORT  13

PORTFOLIO OF INVESTMENTS

NOV. 30, 2007 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES

COMMON STOCKS (96.0%)
ISSUER                                            SHARES                    VALUE(A)
AEROSPACE & DEFENSE (2.7%)
AerCap Holdings                                       34,200(b,c)           $787,626
Cubic                                                 12,184                 481,024
Curtiss-Wright                                        34,563               1,864,329
HEICO                                                 12,800                 630,528
HEICO Cl A                                             7,400                 296,000
Hexcel                                                69,200(b)            1,762,524
Teledyne Technologies                                 20,523(b)            1,112,757
                                                                     ---------------
Total                                                                      6,934,788
------------------------------------------------------------------------------------

AIR FREIGHT & LOGISTICS (0.1%)
Forward Air                                            4,380                 141,781
Hub Group Cl A                                         4,778(b)              124,610
                                                                     ---------------
Total                                                                        266,391
------------------------------------------------------------------------------------

AIRLINES (0.5%)
AirTran Holdings                                     118,400(b)            1,005,216
Republic Airways Holdings                              4,300(b)               86,344
SkyWest                                               10,160                 267,310
                                                                     ---------------
Total                                                                      1,358,870
------------------------------------------------------------------------------------

AUTO COMPONENTS (0.9%)
Aftermarket Technology                                 7,450(b)              208,004
Cooper Tire & Rubber                                   8,249                 126,870
Drew Inds                                             12,441(b)              339,888
Stoneridge                                             1,639(b)               13,636
Tenneco                                               41,400(b)            1,225,026
TRW Automotive Holdings                               16,100(b)              361,445
                                                                     ---------------
Total                                                                      2,274,869
------------------------------------------------------------------------------------

BEVERAGES (0.2%)
Coca-Cola Bottling Company Consolidated                  318                  18,043
Jones Soda                                            56,200(b,d)            370,920
PepsiAmericas                                          1,574                  53,280
                                                                     ---------------
Total                                                                        442,243
------------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)

BIOTECHNOLOGY (2.4%)
Alkermes                                              58,400(b)             $832,784
Amylin Pharmaceuticals                                18,062(b)              689,788
Cubist Pharmaceuticals                                33,677(b)              715,299
Human Genome Sciences                                102,800(b)            1,070,148
Incyte                                               111,301(b)              954,963
Martek Biosciences                                    33,400(b)              863,724
OSI Pharmaceuticals                                   21,468(b)            1,001,053
Regeneron Pharmaceuticals                              8,700(b)              189,486
                                                                     ---------------
Total                                                                      6,317,245
------------------------------------------------------------------------------------

BUILDING PRODUCTS (0.3%)
Apogee Enterprises                                     5,293                 117,610
Goodman Global                                        10,187(b)              240,923
Lennox Intl                                            9,469                 320,431
                                                                     ---------------
Total                                                                        678,964
------------------------------------------------------------------------------------

CAPITAL MARKETS (1.1%)
Calamos Asset Management Cl A                          8,066                 238,834
Investment Technology Group                            5,864(b)              267,868
optionsXpress Holdings                                58,800               1,788,108
SWS Group                                             41,840                 567,350
                                                                     ---------------
Total                                                                      2,862,160
------------------------------------------------------------------------------------

CHEMICALS (3.3%)
Albemarle                                             18,800                 829,832
Celanese Series A                                     26,379               1,046,719
CF Inds Holdings                                       3,487                 317,247
Cytec Inds                                             7,500                 460,050
Ferro                                                 65,700               1,392,183
Hercules                                              71,900               1,395,579
Koppers Holdings                                       5,294                 203,501
Methanex                                               8,409(c)              250,252
Minerals Technologies                                 14,500                 970,050
Rhodia                                                24,163(b,c)            853,655
Terra Inds                                            24,097(b)              910,385
                                                                     ---------------
Total                                                                      8,629,453
------------------------------------------------------------------------------------

See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------

 14 RIVERSOURCE SMALL CAP EQUITY FUND -- 2007 SEMIANNUAL REPORT

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)

COMMERCIAL BANKS (2.8%)
BancFirst                                              3,666                $171,422
Bank of Hawaii                                        19,795               1,030,725
City Holding                                           4,061                 146,115
City Natl                                              9,576                 616,886
Commerce Bancshares                                    6,981                 316,469
CVB Financial                                         19,500                 216,840
East West Bancorp                                     10,895                 293,620
Financial Institutions                                 2,655                  47,870
First Citizens BancShares Cl A                           914                 143,215
First Community Bancorp                               16,700                 751,333
First Regional Bancorp                                 2,891(b)               63,718
Pacific Capital Bancorp                                8,098                 166,414
Preferred Bank                                         2,283                  61,025
PrivateBancorp                                        41,300(d)            1,264,192
Prosperity Bancshares                                  6,389                 205,342
Smithtown Bancorp                                     11,500                 241,845
SVB Financial Group                                   10,062(b)              517,992
Temecula Valley Bancorp                                2,238                  25,066
Trustmark                                              1,134                  28,872
UMB Financial                                         23,100                 869,022
Vineyard Natl Bancorp                                  6,126                  66,161
                                                                     ---------------
Total                                                                      7,244,144
------------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES (4.1%)
Advisory Board                                         7,600(b)              494,076
American Reprographics                                63,400(b)              981,432
Bowne & Co                                            62,200               1,123,331
COMSYS IT Partners                                    10,270(b)              137,105
Covanta Holding                                       39,000(b)            1,052,610
Deluxe                                                26,026                 822,161
First Consulting Group                                 1,561(b)               19,981
GeoEye                                                 1,823(b)               57,826
Heidrick & Struggles Intl                              8,825                 320,083
ICT Group                                             39,800(b)              440,984
Kforce                                                56,300(b)              610,855
Knoll                                                 19,689                 344,164
Korn/Ferry Intl                                       19,300(b)              332,539
Mobile Mini                                           25,300(b)              486,266
PRG-Schultz Intl                                       1,296(b)               12,118
Standard Parking                                       2,934(b)              136,050
TeleTech Holdings                                     64,000(b)            1,325,439
Waste Connections                                     31,300(b)              996,279

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)
COMMERCIAL SERVICES & SUPPLIES (CONT.)
Waste Inds USA                                         1,137                 $38,431
Watson Wyatt Worldwide Cl A                           18,047                 831,064
                                                                     ---------------
Total                                                                     10,562,794
------------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT (1.6%)
ADC Telecommunications                                63,500(b)            1,051,559
Blue Coat Systems                                     10,941(b)              396,174
CommScope                                             20,014(b)              810,567
Comtech Telecommunications                             9,980(b)              495,607
Foundry Networks                                      43,300(b)              763,379
Sonus Networks                                        94,300(b)              620,494
                                                                     ---------------
Total                                                                      4,137,780
------------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS (1.3%)
Electronics for Imaging                               59,500(b)            1,364,931
Emulex                                                27,725(b)              464,394
Immersion                                             53,863(b)              707,221
Intevac                                               12,969(b)              203,613
Quantum                                               24,723(b)               78,372
Stratasys                                             15,000(b)              374,850
Western Digital                                       11,623(b)              321,143
                                                                     ---------------
Total                                                                      3,514,524
------------------------------------------------------------------------------------

CONSTRUCTION & ENGINEERING (1.9%)
Chicago Bridge & Iron                                 16,012(c)              851,038
EMCOR Group                                           40,870(b)            1,088,777
Foster Wheeler                                         6,800(b)            1,013,200
Michael Baker                                          2,380(b)               83,133
Outotec                                               15,102(c)              956,614
Perini                                                12,453(b)              662,375
Shaw Group                                             6,666(b)              422,758
                                                                     ---------------
Total                                                                      5,077,895
------------------------------------------------------------------------------------

CONSUMER FINANCE (0.3%)
Advanta Cl B                                          87,000                 870,870
------------------------------------------------------------------------------------

CONTAINERS & PACKAGING (0.7%)
AEP Inds                                               1,230(b)               42,078
AptarGroup                                             6,946                 293,191
Crown Holdings                                         4,392(b)              112,699
Pactiv                                                26,748(b)              679,399
Rock-Tenn Cl A                                        27,568                 727,244
                                                                     ---------------
Total                                                                      1,854,611
------------------------------------------------------------------------------------

                             See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------

                 RIVERSOURCE SMALL CAP EQUITY FUND -- 2007 SEMIANNUAL REPORT  15

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)

DIVERSIFIED CONSUMER SERVICES (0.8%)
CPI                                                    8,410                $233,462
Pre-Paid Legal Services                                8,096(b)              404,881
Sotheby's                                             15,948                 597,253
Stewart Enterprises Cl A                             105,600                 865,919
                                                                     ---------------
Total                                                                      2,101,515
------------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (--%)
NASDAQ Stock Market                                    1,057(b)               45,832
------------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (0.5%)
CenturyTel                                             4,206                 179,302
Cincinnati Bell                                       30,411(b)              144,756
General Communication Cl A                            87,900(b)              778,794
Premiere Global Services                              22,404(b)              308,727
                                                                     ---------------
Total                                                                      1,411,579
------------------------------------------------------------------------------------

ELECTRIC UTILITIES (1.5%)
Allete                                                 1,249                  51,159
Babcock & Brown Wind Partners                        672,214(c)            1,041,589
El Paso Electric                                      85,008(b)            2,185,556
Unisource Energy                                      18,325                 566,792
                                                                     ---------------
Total                                                                      3,845,096
------------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT (0.7%)
Belden                                                17,133                 788,975
GrafTech Intl                                         62,316(b)            1,001,418
Superior Essex                                         1,340(b)               32,508
                                                                     ---------------
Total                                                                      1,822,901
------------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT & INSTRUMENTS (5.2%)
Benchmark Electronics                                 32,400(b)              581,580
Checkpoint Systems                                    14,174(b)              336,774
Dolby Laboratories Cl A                               10,360(b)              520,486
FARO Technologies                                     33,700(b)              910,574
FLIR Systems                                           4,011(b)              275,676
Ingram Micro Cl A                                     87,500(b)            1,741,250
Itron                                                  4,808(b)              372,860
Littelfuse                                            26,200(b)              873,770
LoJack                                                 7,554(b)              132,271
Measurement Specialties                               57,100(b)            1,405,231
Methode Electronics                                   29,941                 360,789
Mettler Toledo Intl                                    8,854(b)            1,030,251
RadiSys                                               48,400(b)              752,136
ScanSource                                            58,000(b)            2,046,239

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)
ELECTRONIC EQUIPMENT & INSTRUMENTS (CONT.)
SMART Modular Technologies WWH                        96,700(b)             $812,280
Tech Data                                              3,147(b)              118,359
Trimble Navigation                                    18,465(b)              684,498
X-Rite                                                63,700(b)              791,791
                                                                     ---------------
Total                                                                     13,746,815
------------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (1.2%)
Bristow Group                                          3,608(b)              198,440
CARBO Ceramics                                        22,700                 901,190
Dril-Quip                                              4,122(b)              232,563
GulfMark Offshore                                      6,849(b)              304,370
Oceaneering Intl                                       8,529(b)              544,235
TETRA Technologies                                     3,450(b)               54,545
Trico Marine Services                                 25,197(b)              891,218
                                                                     ---------------
Total                                                                      3,126,561
------------------------------------------------------------------------------------

FOOD & STAPLES RETAILING (0.1%)
Spartan Stores                                        13,704                 308,340
------------------------------------------------------------------------------------

FOOD PRODUCTS (1.2%)
Cal-Maine Foods                                        3,051                  75,146
Corn Products Intl                                    10,978                 431,765
Darling Intl                                          45,145(b)              462,736
Fresh Del Monte Produce                                7,169(c)              221,665
Imperial Sugar                                         7,780(d)              177,540
J&J Snack Foods                                       46,200               1,495,956
JM Smucker                                             2,702                 132,749
Ralcorp Holdings                                       3,868(b)              237,457
                                                                     ---------------
Total                                                                      3,235,014
------------------------------------------------------------------------------------

GAS UTILITIES (1.1%)
AGL Resources                                          3,295                 122,179
Energen                                               16,590               1,057,446
Northwest Natural Gas                                 12,708                 609,603
UGI                                                   36,482                 964,584
                                                                     ---------------
Total                                                                      2,753,812
------------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (3.1%)
Analogic                                               5,443                 292,942
ArthroCare                                               669(b)               36,213
Conmed                                                14,901(b)              370,737
Greatbatch                                             5,180(b)              106,604
IDEXX Laboratories                                     8,928(b)              540,144
Immucor                                               35,500(b)            1,177,535
Kensey Nash                                           37,949(b)            1,023,105
Kinetic Concepts                                      16,036(b)              940,351

See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------

 16 RIVERSOURCE SMALL CAP EQUITY FUND -- 2007 SEMIANNUAL REPORT

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)
HEALTH CARE EQUIPMENT & SUPPLIES (CONT.)
Mentor                                                28,300(d)           $1,063,797
Nutraceutical Intl                                     2,101(b)               23,174
Respironics                                           11,419(b)              562,500
Symmetry Medical                                      65,800(b)            1,108,072
Synovis Life Technologies                              6,948(b)              130,692
Volcano                                               41,500(b)              606,315
                                                                     ---------------
Total                                                                      7,982,181
------------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (5.7%)
Air Methods                                            3,541(b)              186,434
Amedisys                                              43,400(b)            1,851,444
American Dental Partners                               8,582(b)              171,039
AMERIGROUP                                             9,395(b)              322,906
AMN Healthcare Services                               62,300(b)            1,051,624
Apria Healthcare Group                                37,688(b)              816,699
Centene                                               14,562(b)              364,050
Community Health Systems                              29,200(b)              975,864
Health Management Associates Cl A                    154,900               1,054,869
HealthExtras                                          54,500(b)            1,448,065
HealthSpring                                           5,776(b)              109,166
LCA-Vision                                            76,900(d)            1,250,394
LifePoint Hospitals                                   29,200(b)              923,888
Magellan Health Services                              20,200(b)              918,090
Matria Healthcare                                     38,104(b)              865,723
Molina Healthcare                                     11,723(b)              439,495
Pediatrix Medical Group                                7,315(b)              472,988
Psychiatric Solutions                                 37,600(b)            1,373,528
Virtual Radiologic                                     8,000(b)              192,000
WellCare Health Plans                                  6,610(b)              257,195
                                                                     ---------------
Total                                                                     15,045,461
------------------------------------------------------------------------------------

HEALTH CARE TECHNOLOGY (1.3%)
Eclipsys                                              47,700(b)            1,106,640
Omnicell                                               9,462(b)              249,513
Phase Forward                                         24,200(b)              590,480
TriZetto Group                                        56,400(b)              870,252
Vital Images                                          26,300(b)              474,452
                                                                     ---------------
Total                                                                      3,291,337
------------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (2.2%)
AFC Enterprises                                       20,226(b)              220,666
Bally Technologies                                     3,063(b)              127,727
Chipotle Mexican Grill Cl A                            5,004(b)              666,283
Choice Hotels Intl                                     4,323                 149,792
Churchill Downs                                       18,115                 950,675

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)
HOTELS, RESTAURANTS & LEISURE (CONT.)
Denny's                                              241,100(b)             $988,509
Interstate Hotels & Resorts                           17,874(b)               83,472
Papa John's Intl                                      34,600(b)              814,830
PF Chang's China Bistro                               26,900(b)              688,371
Progressive Gaming Intl                               24,600(b)               59,040
Red Robin Gourmet Burgers                             22,900(b)              905,924
                                                                     ---------------
Total                                                                      5,655,289
------------------------------------------------------------------------------------

HOUSEHOLD DURABLES (1.0%)
American Greetings Cl A                               10,683                 248,487
Avatar Holdings                                        2,690(b)              117,176
Helen of Troy                                          2,522(b,c)             45,724
Tempur-Pedic Intl                                      1,360                  40,378
Tupperware Brands                                     18,461                 643,920
Universal Electronics                                 40,939(b)            1,512,696
                                                                     ---------------
Total                                                                      2,608,381
------------------------------------------------------------------------------------

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.3%)
C Rokas                                               28,007(c)              834,178
------------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES (0.3%)
Teleflex                                              13,564                 818,316
------------------------------------------------------------------------------------

INSURANCE (5.7%)
Allied World Assurance Holdings                        5,670(c)              262,408
Ambac Financial Group                                 14,300                 389,389
American Financial Group                              11,978                 349,997
American Safety Insurance Holdings                     2,347(b,c)             43,138
Aspen Insurance Holdings                              72,952(c)            2,101,017
Endurance Specialty Holdings                          22,717(c)              917,540
First Acceptance                                       5,800(b)               23,432
FPIC Insurance Group                                  25,100(b)            1,072,523
HCC Insurance Holdings                                59,850               1,839,789
Hilb Rogal & Hobbs                                    49,000               2,094,749
LandAmerica Financial Group                           29,400                 773,808
Platinum Underwriters Holdings                        30,000(c)            1,089,600
ProAssurance                                          21,200(b)            1,162,608
Reinsurance Group of America                          31,013               1,678,113

                             See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------

                 RIVERSOURCE SMALL CAP EQUITY FUND -- 2007 SEMIANNUAL REPORT  17

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)
INSURANCE (CONT.)
Security Capital Assurance                            42,800(c,d)           $303,024
Tower Group                                           27,900                 904,518
                                                                     ---------------
Total                                                                     15,005,653
------------------------------------------------------------------------------------

INTERNET & CATALOG RETAIL (0.7%)
Blue Nile                                              1,217(b)               89,827
FTD Group                                              5,508                  73,807
PC Mall                                               14,563(b)              158,300
PetMed Express                                        29,800(b)              379,652
Priceline.com                                          7,325(b)              833,585
Systemax                                              15,517                 306,461
                                                                     ---------------
Total                                                                      1,841,632
------------------------------------------------------------------------------------

INTERNET SOFTWARE & SERVICES (1.1%)
Chordiant Software                                    31,669(b)              317,640
Open Text                                              6,378(b,c)            209,709
S1                                                   116,900(b)              867,398
Visual Sciences                                       25,475(b)              403,015
Websense                                              68,700(b)            1,122,557
                                                                     ---------------
Total                                                                      2,920,319
------------------------------------------------------------------------------------

IT SERVICES (1.9%)
Acxiom                                                30,280                 373,050
CGI Group Cl A                                         3,520(b,c)             40,058
Global Payments                                       38,500               1,663,969
Hewitt Associates Cl A                                 3,633(b)              136,238
Lionbridge Technologies                               18,600(b)               56,544
ManTech Intl Cl A                                      1,463(b)               56,603
Sapient                                              158,100(b)            1,144,644
SRA Intl Cl A                                         25,200(b)              688,968
Sykes Enterprises                                     48,500(b)              895,310
                                                                     ---------------
Total                                                                      5,055,384
------------------------------------------------------------------------------------

LEISURE EQUIPMENT & PRODUCTS (0.5%)
JAKKS Pacific                                          6,562(b)              165,625
Polaris Inds                                          17,535                 798,895
Sturm, Ruger & Co                                     29,493(b)              272,810
                                                                     ---------------
Total                                                                      1,237,330
------------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)

LIFE SCIENCES TOOLS & SERVICES (2.7%)
Bio-Rad Laboratories Cl A                              3,335(b)             $336,535
Exelixis                                              45,400(b)              396,342
ICON ADR                                              28,600(b,c)          1,696,266
Invitrogen                                            10,488(b)            1,017,441
PerkinElmer                                           62,700               1,710,455
Techne                                                15,900(b)            1,035,885
Varian                                                11,354(b)              795,348
                                                                     ---------------
Total                                                                      6,988,272
------------------------------------------------------------------------------------

MACHINERY (3.8%)
Accuride                                              21,505(b)              163,223
Actuant Cl A                                          47,600               1,507,492
Axsys Technologies                                       745(b)               31,514
Bucyrus Intl Cl A                                     22,400               1,964,704
Clarcor                                               48,800               1,737,768
EnPro Inds                                            41,480(b)            1,269,288
Flow Intl                                             54,800(b)              432,920
Gardner Denver                                        19,200(b)              635,712
Graco                                                 43,200               1,608,768
Mueller Inds                                           1,044                  31,560
Robbins & Myers                                        7,226                 494,981
                                                                     ---------------
Total                                                                      9,877,930
------------------------------------------------------------------------------------

MARINE (0.2%)
Kirby                                                  8,241(b)              396,145
------------------------------------------------------------------------------------

MEDIA (2.1%)
Corus Entertainment Series B                             381(c)               18,730
DreamWorks Animation SKG Cl A                         63,964(b)            1,682,253
Entravision Communications Cl A                      150,100(b)            1,122,748
Harris Interactive                                   101,951(b)              427,175
LodgeNet Entertainment                                28,600(b)              549,120
Sinclair Broadcast Group Cl A                         32,335                 334,667
TiVo                                                 183,482(b)            1,374,280
Westwood One                                           9,879                  18,869
                                                                     ---------------
Total                                                                      5,527,842
------------------------------------------------------------------------------------

METALS & MINING (3.4%)
AK Steel Holding                                      10,401(b)              463,573
AMCOL Intl                                             3,215                 122,106
Brush Engineered Materials                            21,700(b)              970,641
Carpenter Technology                                  11,000                 829,950
Century Aluminum                                      36,600(b)            2,098,643

See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------

 18 RIVERSOURCE SMALL CAP EQUITY FUND -- 2007 SEMIANNUAL REPORT

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)
METALS & MINING (CONT.)
Claymont Steel Holdings                               17,800(b)             $382,166
Cleveland-Cliffs                                       6,100                 550,220
Commercial Metals                                     36,600               1,131,306
Haynes Intl                                            9,200(b)              777,492
Hecla Mining                                          25,516(b)              299,303
Reliance Steel & Aluminum                             24,800               1,279,432
                                                                     ---------------
Total                                                                      8,904,832
------------------------------------------------------------------------------------

MULTILINE RETAIL (0.4%)
Big Lots                                              32,621(b)              609,034
Dollar Tree Stores                                    11,200(b)              320,992
                                                                     ---------------
Total                                                                        930,026
------------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (5.0%)
Arena Resources                                        7,300(b)              274,407
Berry Petroleum Cl A                                  27,500               1,137,400
Bois d'Arc Energy                                      3,002(b)               58,839
Comstock Resources                                    64,200(b)            2,150,700
EXCO Resources                                       106,700(b)            1,491,666
Foundation Coal Holdings                              22,500               1,022,400
Frontier Oil                                           1,901                  84,024
Helix Energy Solutions Group                          14,334(b)              581,817
Holly                                                  9,311                 451,118
Massey Energy                                         12,749                 432,829
OPTI Canada                                           46,000(b,c)            819,046
Parallel Petroleum                                    40,200(b)              769,830
Stone Energy                                          11,579(b)              523,371
Tesoro                                                14,528                 714,487
Uranium One                                           88,185(b,c)            818,602
VeraSun Energy                                         5,100(b)               57,630
W&T Offshore                                          19,398                 512,107
Whiting Petroleum                                     22,500(b)            1,186,200
                                                                     ---------------
Total                                                                     13,086,473
------------------------------------------------------------------------------------

PAPER & FOREST PRODUCTS (0.2%)
Buckeye Technologies                                  39,330(b)              561,632
------------------------------------------------------------------------------------

PERSONAL PRODUCTS (1.0%)
NBTY                                                  10,193(b)              304,465
Nu Skin Enterprises Cl A                              65,100               1,151,619
USANA Health Sciences                                 29,300(b,d)          1,221,224
                                                                     ---------------
Total                                                                      2,677,308
------------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)

PHARMACEUTICALS (1.2%)
King Pharmaceuticals                                  32,808(b)             $347,437
Medicines                                             30,700(b)              542,776
Perrigo                                               47,900               1,480,110
Watson Pharmaceuticals                                23,856(b)              699,219
XenoPort                                               2,762(b)              145,254
                                                                     ---------------
Total                                                                      3,214,796
------------------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS (REITS) (1.6%)
Agree Realty                                             665                  19,983
American Campus Communities                           33,600                 868,896
Capital Trust Cl A                                     4,875                 149,955
Equity Lifestyle Properties                           17,162                 796,145
First Potomac Realty Trust                            26,700                 503,562
Gramercy Capital                                      32,607(d)              775,394
Taubman Centers                                       17,638                 944,163
                                                                     ---------------
Total                                                                      4,058,098
------------------------------------------------------------------------------------

REAL ESTATE MANAGEMENT & DEVELOPMENT (0.1%)
Jones Lang LaSalle                                     1,937                 162,844
------------------------------------------------------------------------------------

ROAD & RAIL (2.0%)
Arkansas Best                                          4,003                  91,268
Celadon Group                                         33,400(b)              260,520
Con-way                                               15,100                 638,428
Heartland Express                                      9,361                 136,015
JB Hunt Transport Services                            67,500               1,774,575
Kansas City Southern                                  12,168(b)              418,944
Knight Transportation                                  8,054                 122,421
Landstar System                                        8,406                 334,391
Old Dominion Freight Line                              4,147(b)               93,432
Vitran                                                15,700(b,c)            209,124
Werner Enterprises                                    57,900               1,016,145
                                                                     ---------------
Total                                                                      5,095,263
------------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (3.5%)
Advanced Analogic Technologies                         8,315(b)               89,553
Amkor Technology                                       4,363(b)               35,951
Applied Micro Circuits                               351,100(b)              881,261
ASM Intl                                               9,359(c)              218,533
Asyst Technologies                                     3,199(b)               11,005
Cabot Microelectronics                                 2,945(b)              110,143
Cypress Semiconductor                                 39,600(b)            1,315,512
Fairchild Semiconductor Intl                          67,400(b)            1,068,964
ON Semiconductor                                     186,547(b)            1,714,366

                             See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------

                 RIVERSOURCE SMALL CAP EQUITY FUND -- 2007 SEMIANNUAL REPORT  19

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (CONT.)
Power Integrations                                    55,800(b)           $1,678,464
Sigma Designs                                          2,685(b)              174,579
Spansion Cl A                                         75,200(b)              401,568
Varian Semiconductor Equipment Associates             12,240(b)              508,082
Verigy                                                31,300(b,c)            792,829
                                                                     ---------------
Total                                                                      9,000,810
------------------------------------------------------------------------------------

SOFTWARE (3.2%)
ANSYS                                                 11,132(b)              432,590
Epicor Software                                       99,900(b)            1,080,918
FactSet Research Systems                                 383                  24,006
JDA Software Group                                     2,967(b)               62,129
Magma Design Automation                                7,329(b)               97,915
Mentor Graphics                                       62,700(b)              682,803
MICROS Systems                                         5,157(b)              372,026
Red Hat                                               90,500(b)            1,811,811
Solera Holdings                                       55,500(b)            1,277,055
SPSS                                                  18,308(b)              661,651
Sybase                                                38,757(b)              993,729
Synopsys                                               9,318(b)              229,316
THQ                                                   24,400(b)              596,580
                                                                     ---------------
Total                                                                      8,322,529
------------------------------------------------------------------------------------

SPECIALTY RETAIL (2.2%)
Citi Trends                                           16,200(b)              250,290
Dress Barn                                            37,873(b)              535,524
Gymboree                                              23,729(b)              791,599
Jo-Ann Stores                                          2,031(b)               33,430
Jos A Bank Clothiers                                   6,815(b)              176,440
Men's Wearhouse                                        8,040                 277,541
Penske Automotive Group                               58,000               1,160,000
Select Comfort                                       143,250(b,d)          1,524,181
Urban Outfitters                                      37,000(b)              969,400
                                                                     ---------------
Total                                                                      5,718,405
------------------------------------------------------------------------------------

TEXTILES, APPAREL & LUXURY GOODS (1.1%)
Deckers Outdoor                                        3,756(b)              541,503
Fossil                                                16,042(b)              695,260
Perry Ellis Intl                                      13,683(b)              220,570
Phillips-Van Heusen                                      783                  33,215
Skechers USA Cl A                                     39,200(b)              887,880
Warnaco Group                                         12,171(b)              449,110
                                                                     ---------------
Total                                                                      2,827,538
------------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)

THRIFTS & MORTGAGE FINANCE (0.1%)
Charter Financial                                        782                 $29,912
Ocwen Financial                                       26,079(b)              146,042
                                                                     ---------------
Total                                                                        175,954
------------------------------------------------------------------------------------

TRADING COMPANIES & DISTRIBUTORS (1.4%)
Beacon Roofing Supply                                113,337(b)            1,043,834
Rush Enterprises Cl A                                 52,300(b)              824,248
Watsco                                                46,900               1,700,125
                                                                     ---------------
Total                                                                      3,568,207
------------------------------------------------------------------------------------

WATER UTILITIES (0.4%)
COPASA                                                65,000(b,c)          1,145,672
------------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES (0.1%)
Syniverse Holdings                                    17,240(b)              269,289
------------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $242,899,588)                                                    $250,230,392
------------------------------------------------------------------------------------

MONEY MARKET FUND (5.6%)(e)
                                                  SHARES                   VALUE(A)
RiverSource Short-Term Cash Fund                 14,500,905(f)          $14,500,905
-----------------------------------------------------------------------------------

TOTAL MONEY MARKET FUND
(Cost: $14,500,905)                                                     $14,500,905
-----------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $257,400,493)(g)                                                $264,731,297
===================================================================================

See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------

 20 RIVERSOURCE SMALL CAP EQUITY FUND -- 2007 SEMIANNUAL REPORT

NOTES TO PORTFOLIO OF INVESTMENTS
(a) Securities are valued by using procedures described in Note 1 to the financial statements.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At Nov. 30, 2007, the value of foreign securities represented 6.3% of net assets.

(d) At Nov. 30, 2007, security was partially or fully on loan. See Note 5 to the financial statements.

(e) Cash collateral received from security lending activity is invested in an affiliated money market fund and represents 2.7% of net assets. See Note 5 to the financial statements. The Fund's cash equivalent position is 2.9% of net assets.

(f)  Affiliated Money Market Fund - See Note 6 to the financial statements.

(g) At Nov. 30, 2007, the cost of securities for federal income tax purposes was approximately $257,400,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                            $29,906,000
Unrealized depreciation                                            (22,575,000)
------------------------------------------------------------------------------
Net unrealized appreciation                                         $7,331,000
------------------------------------------------------------------------------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS
(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------

                 RIVERSOURCE SMALL CAP EQUITY FUND -- 2007 SEMIANNUAL REPORT  21

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
NOV. 30, 2007 (UNAUDITED)

ASSETS
Investments in securities, at value
   Unaffiliated issuers* (identified cost $242,899,588)         $250,230,392
   Affiliated money market fund (identified cost
      $14,500,905)                                                14,500,905
----------------------------------------------------------------------------
Total investments in securities (identified cost
   $257,400,493)                                                 264,731,297
Cash                                                                  25,027
Foreign currency holdings (identified cost $6,814)                     6,814
Capital shares receivable                                            109,719
Dividends receivable                                                 106,136
Receivable for investment securities sold                          6,097,692
----------------------------------------------------------------------------
Total assets                                                     271,076,685
----------------------------------------------------------------------------
LIABILITIES
Capital shares payable                                               707,916
Payable for investment securities purchased                        2,632,830
Payable upon return of securities loaned                           6,932,100
Accrued investment management services fee                             6,930
Accrued distribution fee                                              56,398
Accrued transfer agency fee                                               52
Accrued administrative services fee                                      572
Accrued plan administration services fee                                 746
Other accrued expenses                                               110,947
----------------------------------------------------------------------------
Total liabilities                                                 10,448,491
----------------------------------------------------------------------------
Net assets applicable to outstanding capital stock              $260,628,194
============================================================================

--------------------------------------------------------------------------------

 22 RIVERSOURCE SMALL CAP EQUITY FUND -- 2007 SEMIANNUAL REPORT

NOV. 30, 2007 (UNAUDITED)

REPRESENTED BY
Capital stock -- $.01 par value                                        $    433,702
Additional paid-in capital                                              250,442,908
Net operating loss                                                       (1,153,571)
Accumulated net realized gain (loss)                                      3,573,315
Unrealized appreciation (depreciation) on investments
   and on translation of assets and liabilities in foreign currencies     7,331,840
-----------------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding capital
   stock                                                               $260,628,194
===================================================================================

Net assets applicable to outstanding
   shares:                                 Class A                             $223,754,788
                                           Class B                             $ 30,737,096
                                           Class C                             $  2,622,995
                                           Class I                             $     10,511
                                           Class R4                            $  3,502,804
Net asset value per share of outstanding
   capital stock:                          Class A shares(1)     36,991,051    $       6.05
                                           Class B shares         5,348,690    $       5.75
                                           Class C shares           457,012    $       5.74
                                           Class I shares             1,724    $       6.10
                                           Class R4 shares          571,679    $       6.13
-------------------------------------------------------------------------------------------
* Including securities on loan, at value                                       $  6,693,124
-------------------------------------------------------------------------------------------

(1) The maximum offering price per share for Class A is $6.42. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 5.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.

--------------------------------------------------------------------------------

                 RIVERSOURCE SMALL CAP EQUITY FUND -- 2007 SEMIANNUAL REPORT  23

STATEMENT OF OPERATIONS
SIX MONTHS ENDED NOV. 30, 2007 (UNAUDITED)

INVESTMENT INCOME
Income:
Dividends                                                       $    911,124
Interest                                                                  83
Income distributions from affiliated money market fund               166,583
Fee income from securities lending                                    61,883
   Less foreign taxes withheld                                        (2,300)
----------------------------------------------------------------------------
Total income                                                       1,137,373
----------------------------------------------------------------------------
Expenses:
Investment management services fee                                 1,425,196
Distribution fee
   Class A                                                           314,274
   Class B                                                           180,142
   Class C                                                            15,299
Transfer agency fee
   Class A                                                           282,657
   Class B                                                            43,075
   Class C                                                             3,553
   Class R4                                                              954
Administrative services fee                                          117,734
Plan administration services fee -- Class R4                           4,769
Compensation of board members                                          2,638
Custodian fees                                                       135,809
Printing and postage                                                  53,307
Registration fees                                                     15,595
Professional fees                                                     19,107
Other                                                                  7,717
----------------------------------------------------------------------------
Total expenses                                                     2,621,826
   Expenses waived/reimbursed by the Investment Manager and
      its affiliates                                                (501,210)
----------------------------------------------------------------------------
                                                                   2,120,616
   Earnings and bank fee credits on cash balances                    (10,001)
----------------------------------------------------------------------------
Total net expenses                                                 2,110,615
----------------------------------------------------------------------------
Investment income (loss) -- net                                     (973,242)
----------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on:
   Security transactions                                          20,774,538
   Foreign currency transactions                                     (21,467)
----------------------------------------------------------------------------
Net realized gain (loss) on investments                           20,753,071
Net change in unrealized appreciation (depreciation) on
   investments
   and on translation of assets and liabilities in foreign
   currencies                                                    (53,409,665)
----------------------------------------------------------------------------
Net gain (loss) on investments and foreign currencies            (32,656,594)
----------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                                   $(33,629,836)
============================================================================

The accompanying Notes to Financial Statements are an integral part of this statement.

--------------------------------------------------------------------------------

 24 RIVERSOURCE SMALL CAP EQUITY FUND -- 2007 SEMIANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                                       SIX MONTHS ENDED     YEAR ENDED
                                                        NOV. 30, 2007      MAY 31, 2007
                                                         (UNAUDITED)
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                          $   (973,242)     $ (2,047,643)
Net realized gain (loss) on investments                    20,753,071        34,208,725
Net change in unrealized appreciation (depreciation)
   on investments and on translation of assets and
   liabilities in foreign currencies                      (53,409,665)       17,517,204
----------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                             (33,629,836)       49,678,286
----------------------------------------------------------------------------------------
Distributions to shareholders from:
   Net realized gain
      Class A                                                      --       (10,826,062)
      Class B                                                      --        (1,893,490)
      Class C                                                      --          (143,177)
      Class I                                                      --              (421)
      Class R4                                                     --          (137,066)
----------------------------------------------------------------------------------------
Total distributions                                                --       (13,000,216)
----------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Proceeds from sales
      Class A shares                                       12,077,238        22,297,682
      Class B shares                                        1,407,790         2,924,233
      Class C shares                                          137,804           283,362
      Class I shares                                               --           320,399
      Class R4 shares                                         354,569           684,649
Reinvestment of distributions at net asset value
      Class A shares                                               --        10,655,108
      Class B shares                                               --         1,867,549
      Class C shares                                               --           142,122
      Class R4 shares                                              --           136,578
Payments for redemptions
      Class A shares                                      (34,172,016)      (92,688,605)
      Class B shares                                      (10,308,574)      (25,629,464)
      Class C shares                                         (523,820)       (1,448,164)
      Class I shares                                               --       (13,036,322)
      Class R4 shares                                        (481,279)       (1,004,382)
----------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share
   transactions                                           (31,508,288)      (94,495,255)
----------------------------------------------------------------------------------------
Total increase (decrease) in net assets                   (65,138,124)      (57,817,185)
Net assets at beginning of period                         325,766,318       383,583,503
----------------------------------------------------------------------------------------
Net assets at end of period                              $260,628,194      $325,766,318
========================================================================================

The accompanying Notes to Financial Statements are an integral part of this statement.

--------------------------------------------------------------------------------

                 RIVERSOURCE SMALL CAP EQUITY FUND -- 2007 SEMIANNUAL REPORT  25

NOTES TO FINANCIAL STATEMENTS

(Unaudited as to Nov. 30, 2007)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

RiverSource Small Cap Equity Fund (the Fund) is a series of RiverSource Managers Series, Inc. and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. RiverSource Managers Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the Board. The Fund invests primarily in equity securities issued by small companies.

The Fund offers Class A, Class B, Class C, Class I and Class R4 shares.

-  Class A shares are sold with a front-end sales charge.

- Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares during the ninth year of ownership.

-  Class C shares may be subject to a CDSC.

- Class I and Class R4 shares are sold without a front-end sales charge or CDSC and are offered to qualifying institutional investors.

At Nov. 30, 2007, RiverSource Investments, LLC (the Investment Manager) owned 100% of Class I shares.

All classes of shares have identical voting, dividend and liquidation rights. Class specific expenses (e.g., distribution and service fees, transfer agency fees, plan administration services fees) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

The Fund's significant accounting policies are summarized below:

USE OF ESTIMATES

Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets and liabilities and contingent assets and liabilities) that could differ from actual results.

VALUATION OF SECURITIES

All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. The procedures adopted by the Board of Directors of the

--------------------------------------------------------------------------------

 26 RIVERSOURCE SMALL CAP EQUITY FUND -- 2007 SEMIANNUAL REPORT funds generally contemplate the use of fair valuation in the event that price quotations or valuations are not readily available, price quotations or valuations from other sources are not reflective of market value and thus deemed unreliable, or a significant event has occurred in relation to a security or class of securities (such as foreign securities) that is not reflected in price quotations or valuations from other sources. A fair value price is a good faith estimate of the value of a security at a given point in time.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange, including significant movements in the U.S. market after foreign exchanges have closed. Accordingly, in those situations, Ameriprise Financial, Inc. (Ameriprise Financial), parent company of the Investment Manager, as administrator to the Fund, will fair value foreign securities pursuant to procedures adopted by the Board of Directors of the funds, including utilizing a third party pricing service to determine these fair values. These procedures take into account multiple factors, including movements in the U.S. securities markets, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange.

Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

OPTION TRANSACTIONS

To produce incremental earnings, protect gains, and facilitate buying and selling of securities for investments, the Fund may buy and write options traded on any U.S. or foreign exchange or in the over-the-counter market where completing the obligation depends upon the credit standing of the other party. Cash collateral may be collected by the Fund to secure certain over-the-counter options trades. Cash collateral held by the Fund for such option trades must be returned to the counterparty upon closure, exercise or expiration of the contract. The Fund also may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Fund will realize a

--------------------------------------------------------------------------------

                 RIVERSOURCE SMALL CAP EQUITY FUND -- 2007 SEMIANNUAL REPORT 27 gain or loss when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid. During the six months ended Nov. 30, 2007, the Fund had no outstanding option contracts.

FUTURES TRANSACTIONS

To gain exposure to or protect itself from market changes, the Fund may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Fund also may buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Futures are valued daily based upon the last sale price at the close of market on the principal exchange on which they are traded. Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. At Nov. 30, 2007, the Fund had no outstanding futures contracts.

FOREIGN CURRENCY TRANSLATIONS AND FORWARD FOREIGN CURRENCY CONTRACTS

Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the Statement of operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes. At Nov. 30, 2007, foreign currency holdings were entirely comprised of Brazilian reals.

The Fund may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Fund is subject to the credit risk that the other party will not complete its contract obligations. At Nov. 30, 2007, the Fund had no outstanding forward foreign currency contracts.

--------------------------------------------------------------------------------

 28 RIVERSOURCE SMALL CAP EQUITY FUND -- 2007 SEMIANNUAL REPORT

GUARANTEES AND INDEMNIFICATIONS

Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

FEDERAL TAXES

The Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income or excise taxes is thus required.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of deferred losses on certain futures contracts, the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

RECENT ACCOUNTING PRONOUNCEMENTS

On Sept. 20, 2006, the Financial Accounting Standards Board (FASB) released Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" (SFAS 157). SFAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of SFAS 157 is required for fiscal years beginning after Nov. 15, 2007 and interim periods within those fiscal years. The impact of SFAS 157 on the Fund's financial statements is being evaluated.

In June 2006, the FASB issued FASB Interpretation 48 (FIN 48), "Accounting for Uncertainty in Income Taxes." FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement 109, "Accounting for Income Taxes." FIN 48 prescribes a two-step process to recognize and measure a tax position taken or expected to be taken in a tax return. The first step is to determine whether a tax position has met the more-likely-than-not recognition threshold and the second step is to measure a tax position that meets the threshold to determine the amount of benefit to recognize. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure, and transition. FIN 48 has been adopted by the Fund and there is no material impact on the Fund.

--------------------------------------------------------------------------------

                 RIVERSOURCE SMALL CAP EQUITY FUND -- 2007 SEMIANNUAL REPORT  29

DIVIDENDS TO SHAREHOLDERS

An annual dividend from net investment income, declared and paid at the end of the calendar year, when available, is reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the income dividend.

OTHER

Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date and interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

2. EXPENSES AND SALES CHARGES

Under an Investment Management Services Agreement, the Investment Manager determines which securities will be purchased, held or sold. The management fee is a percentage of the Fund's average daily net assets that declines from 0.97% to 0.87% annually as the Fund's assets increase. The fee may be adjusted upward or downward by a performance incentive adjustment determined monthly by measuring the percentage difference over a rolling 12-month period between the performance of one Class A share of the Fund and the change to the Lipper Small-Cap Core Funds Index. In certain circumstances, the Board may approve a change in the index. The maximum adjustment is 0.12% per year. If the performance difference is less than 0.50%, the adjustment will be zero. The adjustment increased the fee by $3,131 for the six months ended Nov. 30, 2007. The management fee for the six months ended Nov. 30, 2007, was 0.97% of the Fund's average daily net assets, including an adjustment under the terms of the performance incentive arrangement.

The Investment Manager has Subadvisory Agreements with American Century Investment Management, Inc., Lord, Abbett & Co. LLC and Wellington Management Company, LLP, each of which subadvises a portion of the assets of the Fund. New investments in the Fund, net of any redemptions, are allocated in accordance with the Investment Manager's determination of the allocation that is in the best interests of the Fund's shareholders. Each subadviser's proportionate share of investments in the Fund will vary due to market fluctuations. The Investment Manager contracts with and compensates each subadviser to manage the investment of the Fund's assets.

Under an Administrative Services Agreement, the Fund pays Ameriprise Financial a fee for administration and accounting services at a percentage of the Fund's average daily net assets that declines from 0.08% to 0.05% annually as the Fund's assets increase. The fee for the six months ended Nov. 30, 2007, was 0.08% of the Fund's average daily net assets.

--------------------------------------------------------------------------------

 30 RIVERSOURCE SMALL CAP EQUITY FUND -- 2007 SEMIANNUAL REPORT

Other expenses in the amount of $790 are for, among other things, certain expenses of the Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board.

Compensation of Board members includes, for a former Board Chair, compensation as well as retirement benefits. Certain other aspects of a former Board Chair's compensation, including health benefits and payment of certain other expenses, are included under other expenses.

Under a Deferred Compensation Plan (the Plan), non-interested board members may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or other RiverSource funds. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Under a Transfer Agency Agreement, RiverSource Service Corporation (the Transfer Agent) maintains shareholder accounts and records. The Fund pays the Transfer Agent an annual fee per shareholder account for this service as follows:

-  Class A $19.50

-  Class B $20.50

-  Class C $20.00

The Fund pays the Transfer Agent an annual asset-based fee at a rate of 0.05% of the Fund's average daily net assets attributable to Class R4 shares.

The Transfer Agent charges an annual fee of $5 per inactive account, charged on a pro rata basis for 12 months from the date the account becomes inactive. These fees are included in the transfer agency fees on the Statement of operations.

Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund's average daily net assets attributable to Class R4 shares for the provision of various administrative, recordkeeping, communication and educational services.

The Fund has an agreement with RiverSource Distributors, Inc. (the Distributor) for distribution and shareholder services. Prior to Oct. 1, 2007, Ameriprise Financial Services, Inc. also served as a principal underwriter and distributor to the Fund. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class A shares and a fee at an annual rate of up to 1.00% of the Fund's average daily net assets attributable to Class B and Class C shares.

--------------------------------------------------------------------------------

                 RIVERSOURCE SMALL CAP EQUITY FUND -- 2007 SEMIANNUAL REPORT  31

Sales charges received by the Distributor for distributing Fund shares were $94,277 for Class A, $15,704 for Class B and $67 for Class C for the six months ended Nov. 30, 2007.

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). Because the acquired funds have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.

For the six months ended Nov. 30, 2007, the Investment Manager and its affiliates waived/reimbursed certain fees and expenses (excluding fees and expenses of acquired funds), such that net expenses were 1.34% for Class A, 2.10% for Class B, 2.10% for Class C, 0.93% for Class I and 1.18% for Class R4. Of these waived/reimbursed fees and expenses, the transfer agency fees at the class level were $81,521, $12,451 and $992 for Class A, Class B and Class C, respectively, and the plan administration services fee at the class level was $929 for Class R4. The management fees at the Fund level were $405,317. In addition, the Investment Manager and its affiliates have contractually agreed to waive certain fees and expenses until May 31, 2008, unless sooner terminated at the discretion of the Board, such that net expenses (excluding fees and expenses of acquired funds), before giving effect to any performance adjustment incentive adjustment, will not exceed 1.34% for Class A, 2.10% for Class B, 2.10% for Class C, 0.93% for Class I and 1.23% for Class R4 of the Fund's average daily net assets.

During the six months ended Nov. 30, 2007, the Fund's transfer agency fees were reduced by $10,001 as a result of bank fee credits from overnight cash balances.

The Fund pays custodian fees to Ameriprise Trust Company, a subsidiary of Ameriprise Financial.

3. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $124,374,802 and $160,083,115, respectively, for the six months ended Nov. 30, 2007. Realized gains and losses are determined on an identified cost basis.

--------------------------------------------------------------------------------

 32 RIVERSOURCE SMALL CAP EQUITY FUND -- 2007 SEMIANNUAL REPORT

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the periods indicated are as follows:

                                              SIX MONTHS ENDED NOV. 30, 2007
                                            ISSUED FOR
                                            REINVESTED                             NET
                                SOLD       DISTRIBUTIONS     REDEEMED      INCREASE (DECREASE)
----------------------------------------------------------------------------------------------
Class A                       1,835,601             --       (5,320,497)       (3,484,896)
Class B                         231,348             --       (1,629,050)       (1,397,702)
Class C                          22,534             --          (86,611)          (64,077)
Class I                              --             --               --                --
Class R4                         54,442             --          (73,288)          (18,846)
----------------------------------------------------------------------------------------------

                                                  YEAR ENDED MAY 31, 2007
                                            ISSUED FOR
                                            REINVESTED                             NET
                                SOLD       DISTRIBUTIONS     REDEEMED      INCREASE (DECREASE)
----------------------------------------------------------------------------------------------
Class A                       3,814,301      1,772,896      (15,296,865)       (9,709,668)
Class B                         510,579        324,791       (4,507,413)       (3,672,043)
Class C                          49,323         24,760         (249,755)         (175,672)
Class I                          53,523             --       (2,304,710)       (2,251,187)
Class R4                        111,202         22,464         (166,668)          (33,002)
----------------------------------------------------------------------------------------------

5. LENDING OF PORTFOLIO SECURITIES

In order to generate additional income, the Fund may lend securities representing up to one-third of the value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers of securities. The Fund receives collateral in the form of cash and U.S. government securities, equal to at least 100% of the value of securities loaned, which is marked to the market value of the loaned securities daily until the securities are returned, e.g., if the value of the securities on loan increases, additional cash collateral is provided by the borrower. The Investment Manager serves as securities lending agent for the Fund under the Investment Management Services Agreement pursuant to which the Fund has agreed to reimburse the Investment Manager for expenses incurred by it in connection with the lending program, and pursuant to guidelines adopted by and under the oversight of the Board. At Nov. 30, 2007, securities valued at $6,693,124 were on loan to brokers. For collateral, the Fund received $6,932,100 in cash. Cash collateral received is invested in an affiliated money market fund and short-term securities, including U.S. government securities or other high-grade debt obligations, which are included in the "Portfolio of Investments." Income from securities lending amounted to $61,883 for the six months ended Nov. 30, 2007. Expenses paid to the Investment Manager were $3,602 for the six months ended Nov. 30, 2007, which are included in other expenses on the Statement of operations.

--------------------------------------------------------------------------------

                 RIVERSOURCE SMALL CAP EQUITY FUND -- 2007 SEMIANNUAL REPORT  33

The risks to the Fund of securities lending are that the borrower may not provide additional collateral when required or return the securities when due.

6. AFFILIATED MONEY MARKET FUND

The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The cost of the Fund's purchases and proceeds from sales of shares of the RiverSource Short-Term Cash Fund aggregated $67,195,558 and $65,248,324, respectively, for the six months ended Nov. 30, 2007.

7. BANK BORROWINGS

The Fund has entered into a revolving credit facility with a syndicate of banks headed by JPMorgan Chase Bank, N.A. (JPMCB), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility became effective on Oct. 18, 2007, replacing a prior credit facility. The credit facility agreement, which is a collective agreement between the Fund and certain other RiverSource funds, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each Fund based on its borrowings at a rate equal to the federal funds rate plus 0.30%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.06% per annum. Under the prior credit facility, a Fund paid interest on its outstanding borrowings at a rate equal to either the higher of the federal funds effective rate plus 0.40% or the JPMCB Prime Commercial Lending Rate. The Fund had no borrowings during the six months ended Nov. 30, 2007.

8. CAPITAL LOSS CARRY-OVER

For federal income tax purposes, the Fund had a capital loss carry-over of $28,072,092 at May 31, 2007 that if not offset by capital gains will expire in 2010. This capital loss carry-over was acquired in connection with a merger on March 10, 2006 with the RiverSource Discovery Fund. In addition to the acquired capital loss carry-overs, the Fund also acquired unrealized capital gains as a result of the merger. The yearly utilization of the acquired capital losses as well as the utilization of the acquired unrealized gains is limited by the Internal Revenue Code. It is unlikely the Board will authorize a distribution of any net realized capital gains until the available capital loss carry-over has been offset or expires.

--------------------------------------------------------------------------------

 34 RIVERSOURCE SMALL CAP EQUITY FUND -- 2007 SEMIANNUAL REPORT

9. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc., was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota. In response to defendants' motion to dismiss the complaint, the Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals on August 8, 2007.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), the parent company of RiverSource Investments, LLC (RiverSource Investments), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce
(MDOC) related to market timing activities. In connection with these matters, the SEC and MDOC issued orders (the Orders) alleging that AEFC violated certain provisions of the federal and Minnesota securities laws by failing to adequately disclose market timing activities by allowing certain identified market timers to continue to market time contrary to disclosures in mutual fund and variable annuity product prospectuses. The Orders also alleged that AEFC failed to implement procedures to detect and prevent market timing in 401(k) plans for employees of AEFC and related companies and failed to adequately disclose that there were no such procedures. Pursuant to the MDOC Order, the MDOC also alleged that AEFC allowed inappropriate market timing to occur by failing to have written policies and procedures and failing to properly supervise its employees.

As a result of the Orders, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. Pursuant to the terms of the Orders, AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to make presentations at least annually to its board of directors and the relevant mutual funds' board that include an overview of policies and procedures to prevent market timing, material changes to these policies and procedures and whether disclosures related to market timing are consistent with the SEC order and

--------------------------------------------------------------------------------

                 RIVERSOURCE SMALL CAP EQUITY FUND -- 2007 SEMIANNUAL REPORT 35 federal securities laws. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. In addition, AEFC agreed to complete and submit to the MDOC a compliance review of its procedures regarding market timing within one year of the MDOC Order, including a summary of actions taken to ensure compliance with applicable laws and regulations and certification by a senior officer regarding compliance and supervisory procedures.

Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Boards of Directors/Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

--------------------------------------------------------------------------------

 36 RIVERSOURCE SMALL CAP EQUITY FUND -- 2007 SEMIANNUAL REPORT

10. FINANCIAL HIGHLIGHTS

The tables below show certain important financial information for evaluating the Fund's results.

CLASS A

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED MAY 31,        2007(I)            2007           2006           2005           2004
Net asset value, beginning of
 period                               $6.79          $6.01          $5.81          $5.63          $4.40
-------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
  OPERATIONS:
Net investment income (loss)           (.02)(b)       (.03)          (.04)          (.04)          (.03)
Net gains (losses) (both realized
 and unrealized)                       (.72)          1.05            .98            .86           1.32
-------------------------------------------------------------------------------------------------------
Total from investment operations       (.74)          1.02            .94            .82           1.29
-------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Distributions from realized gains        --           (.24)          (.74)          (.64)          (.06)
-------------------------------------------------------------------------------------------------------
Net asset value, end of period        $6.05          $6.79          $6.01          $5.81          $5.63
-------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                             $224           $275           $302           $123            $92
-------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(c),(d)          1.68%(e)       1.58%          1.76%          1.81%          1.91%
-------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(c),(d),(f)      1.34%(e)       1.32%          1.51%          1.55%          1.54%
-------------------------------------------------------------------------------------------------------
Net investment income (loss)          (.56%)(e)      (.50%)         (.74%)         (.84%)         (.80%)
-------------------------------------------------------------------------------------------------------
Portfolio turnover rate                 43%            70%            88%            88%           139%
-------------------------------------------------------------------------------------------------------
Total return(g)                     (10.90%)(h)     17.57%         16.60%         14.62%         29.45%
-------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amount has been calculated using the average shares outstanding method.
(c) Expense ratio is before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e)  Adjusted to an annual basis.
(f) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(g)  Total return does not reflect payment of a sales charge.
(h)  Not annualized.
(i)  Six months ended Nov. 30, 2007 (Unaudited).

--------------------------------------------------------------------------------

                 RIVERSOURCE SMALL CAP EQUITY FUND -- 2007 SEMIANNUAL REPORT  37

CLASS B

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED MAY 31,        2007(I)            2007           2006           2005           2004
Net asset value, beginning of
 period                               $6.47          $5.79          $5.66          $5.54          $4.36
-------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
  OPERATIONS:
Net investment income (loss)           (.04)(b)       (.08)          (.09)          (.08)          (.07)
Net gains (losses) (both realized
 and unrealized)                       (.68)          1.00            .96            .84           1.31
-------------------------------------------------------------------------------------------------------
Total from investment operations       (.72)           .92            .87            .76           1.24
-------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Distributions from realized gains        --           (.24)          (.74)          (.64)          (.06)
-------------------------------------------------------------------------------------------------------
Net asset value, end of period        $5.75          $6.47          $5.79          $5.66          $5.54
-------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                              $31            $44            $60            $46            $41
-------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(c),(d)          2.44%(e)       2.35%          2.54%          2.58%          2.67%
-------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(c),(d),(f)      2.10%(e)       2.09%          2.29%          2.31%          2.31%
-------------------------------------------------------------------------------------------------------
Net investment income (loss)         (1.32%)(e)     (1.27%)        (1.53%)        (1.60%)        (1.56%)
-------------------------------------------------------------------------------------------------------
Portfolio turnover rate                 43%            70%            88%            88%           139%
-------------------------------------------------------------------------------------------------------
Total return(g)                     (11.13%)(h)     16.49%         15.76%         13.73%         28.57%
-------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amount has been calculated using the average shares outstanding method.
(c) Expense ratio is before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e)  Adjusted to an annual basis.
(f) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(g)  Total return does not reflect payment of a sales charge.
(h)  Not annualized.
(i)  Six months ended Nov. 30, 2007 (Unaudited).

--------------------------------------------------------------------------------

 38 RIVERSOURCE SMALL CAP EQUITY FUND -- 2007 SEMIANNUAL REPORT

CLASS C

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED MAY 31,        2007(I)            2007           2006           2005           2004
Net asset value, beginning of
 period                               $6.46          $5.78          $5.65          $5.53          $4.35
-------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
  OPERATIONS:
Net investment income (loss)           (.04)(b)       (.08)          (.09)          (.09)          (.07)
Net gains (losses) (both realized
 and unrealized)                       (.68)          1.00            .96            .85           1.31
-------------------------------------------------------------------------------------------------------
Total from investment operations       (.72)           .92            .87            .76           1.24
-------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Distributions from realized gains        --           (.24)          (.74)          (.64)          (.06)
-------------------------------------------------------------------------------------------------------
Net asset value, end of period        $5.74          $6.46          $5.78          $5.65          $5.53
-------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                               $3             $3             $4             $4             $4
-------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(c),(d)          2.44%(e)       2.34%          2.54%          2.57%          2.67%
-------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(c),(d),(f)      2.10%(e)       2.09%          2.29%          2.31%          2.30%
-------------------------------------------------------------------------------------------------------
Net investment income (loss)         (1.32%)(e)     (1.26%)        (1.53%)        (1.60%)        (1.55%)
-------------------------------------------------------------------------------------------------------
Portfolio turnover rate                 43%            70%            88%            88%           139%
-------------------------------------------------------------------------------------------------------
Total return(g)                     (11.15%)(h)     16.52%         15.78%         13.74%         28.64%
-------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amount has been calculated using the average shares outstanding method.
(c) Expense ratio is before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e)  Adjusted to an annual basis.
(f) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(g)  Total return does not reflect payment of a sales charge.
(h)  Not annualized.
(i)  Six months ended Nov. 30, 2007 (Unaudited).

--------------------------------------------------------------------------------

                 RIVERSOURCE SMALL CAP EQUITY FUND -- 2007 SEMIANNUAL REPORT  39

CLASS I

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED MAY 31,        2007(J)            2007           2006           2005        2004(B)
Net asset value, beginning of
 period                               $6.83          $6.09          $5.86          $5.66          $5.99
-------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
  OPERATIONS:
Net investment income (loss)           (.01)(c)         --           (.03)          (.03)          (.02)
Net gains (losses) (both realized
 and unrealized)                       (.72)           .98           1.00            .87           (.31)
-------------------------------------------------------------------------------------------------------
Total from investment operations       (.73)           .98            .97            .84           (.33)
-------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Distributions from realized gains        --           (.24)          (.74)          (.64)            --
-------------------------------------------------------------------------------------------------------
Net asset value, end of period        $6.10          $6.83          $6.09          $5.86          $5.66
-------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                              $--            $--            $14             $7             $4
-------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)          1.20%(f)       1.09%          1.29%          1.32%          1.66%(f)
-------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(e),(g)       .93%(f)        .97%          1.24%          1.30%          1.06%(f)
-------------------------------------------------------------------------------------------------------
Net investment income (loss)          (.16%)(f)      (.06%)         (.47%)         (.59%)          .18%(f)
-------------------------------------------------------------------------------------------------------
Portfolio turnover rate                 43%            70%            88%            88%           139%
-------------------------------------------------------------------------------------------------------
Total return(h)                     (10.69%)(i)     16.68%         16.98%         14.89%         (5.51%)(i)
-------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from March 4, 2004 (inception date) to May 31, 2004.
(c) Per share amount has been calculated using the average shares outstanding method.
(d) Expense ratio is before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(h)  Total return does not reflect payment of a sales charge.
(i)  Not annualized.
(j)  Six months ended Nov. 30, 2007 (Unaudited).

--------------------------------------------------------------------------------

 40 RIVERSOURCE SMALL CAP EQUITY FUND -- 2007 SEMIANNUAL REPORT

CLASS R4

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED MAY 31,        2007(I)            2007           2006           2005           2004
Net asset value, beginning of
 period                               $6.87          $6.07          $5.85          $5.65          $4.41
-------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
  OPERATIONS:
Net investment income (loss)           (.01)(b)       (.02)          (.03)          (.04)          (.03)
Net gains (losses) (both realized
 and unrealized)                       (.73)          1.06            .99            .88           1.33
-------------------------------------------------------------------------------------------------------
Total from investment operations       (.74)          1.04            .96            .84           1.30
-------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Distributions from realized gains        --           (.24)          (.74)          (.64)          (.06)
-------------------------------------------------------------------------------------------------------
Net asset value, end of period        $6.13          $6.87          $6.07          $5.85          $5.65
-------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                               $4             $4             $4            $--            $--
-------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(c),(d)          1.51%(e)       1.39%          1.53%          1.63%          1.73%
-------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(c),(d),(f)      1.18%(e)       1.15%          1.30%          1.37%          1.37%
-------------------------------------------------------------------------------------------------------
Net investment income (loss)          (.40%)(e)      (.33%)         (.50%)         (.67%)         (.57%)
-------------------------------------------------------------------------------------------------------
Portfolio turnover rate                 43%            70%            88%            88%           139%
-------------------------------------------------------------------------------------------------------
Total return(g)                     (10.77%)(h)     17.72%         16.84%         14.92%         29.61%
-------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amount has been calculated using the average shares outstanding method.
(c) Expense ratio is before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e)  Adjusted to an annual basis.
(f) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(g)  Total return does not reflect payment of a sales charge.
(h)  Not annualized.
(i)  Six months ended Nov. 30, 2007 (Unaudited).

--------------------------------------------------------------------------------

                 RIVERSOURCE SMALL CAP EQUITY FUND -- 2007 SEMIANNUAL REPORT  41

PROXY VOTING

The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling RiverSource Funds at (888) 791-3380; contacting your financial institution; visiting riversource.com/funds; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting riversource.com/funds; or searching the website of the SEC at www.sec.gov.

--------------------------------------------------------------------------------

 42 RIVERSOURCE SMALL CAP EQUITY FUND -- 2007 SEMIANNUAL REPORT

CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

On April 12, 2007, Ernst & Young LLP was selected as the Fund's independent registered public accounting firm for the 2008 fiscal year. A majority of the Fund's Board of Directors, including a majority of the Independent Directors, approved the appointment of Ernst & Young LLP. The predecessor independent registered public accounting firm's reports on the Fund's financial statements for the year ended May 31, 2007 and the year ended May 31, 2006 contained no adverse opinion or disclaimer of opinion and were not qualified or modified as to uncertainty, audit scope or accounting principles. During such fiscal periods and through April 12, 2007 there were no disagreements between the Fund and the predecessor independent registered public accounting firm on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures, which such disagreements, if not resolved to the satisfaction of the predecessor independent registered public accounting firm, would have caused them to make reference to the subject matter of the disagreement in connection with their reports on the financial statements for such fiscal periods.

--------------------------------------------------------------------------------

                 RIVERSOURCE SMALL CAP EQUITY FUND -- 2007 SEMIANNUAL REPORT  43

     RIVERSOURCE(R) SMALL CAP EQUITY FUND

     734 Ameriprise Financial Center

     Minneapolis, MN 55474

     RIVERSOURCE.COM/FUNDS

                                        This report must be accompanied or preceded by
                                        the Fund's current prospectus. RiverSource(R)
                                        mutual funds are distributed by RiverSource
                                        Distributors, Inc., Member FINRA, and managed
                                        by RiverSource Investments, LLC. These
                                        companies are part of Ameriprise Financial,
                                        Inc.
       (RIVERSOURCE INVESTMENTS LOGO)   (C) 2008 RiverSource Distributors, Inc.                            S-6248 G (1/08)

Semiannual Report

                                                  (RIVERSOURCE INVESTMENTS LOGO)

RIVERSOURCE(R)
SMALL CAP VALUE FUND

SEMIANNUAL REPORT FOR
THE PERIOD ENDED
NOVEMBER 30, 2007


RIVERSOURCE SMALL CAP VALUE FUND
SEEKS TO PROVIDE SHAREHOLDERS WITH
LONG-TERM CAPITAL APPRECIATION.

TABLE OF CONTENTS

Fund Snapshot.......................      3

Performance Summary.................      5

Questions & Answers
   with Portfolio Management........      8

Fund Expenses Example...............     16

Portfolio of Investments............     18

Financial Statements................     25

Notes to Financial Statements.......     30

Proxy Voting........................     49

Change in Independent Registered
   Public Accounting Firm...........     50

          (DALBAR LOGO)

The RiverSource mutual fund
shareholder reports have been
awarded the Communications Seal
from Dalbar Inc., an independent
financial services research firm.
The Seal recognizes communications
demonstrating a level of
excellence in the industry.
--------------------------------------------------------------------------------

 2 RIVERSOURCE SMALL CAP VALUE FUND -- 2007 SEMIANNUAL REPORT

FUND SNAPSHOT AT NOV. 30, 2007 (UNAUDITED)

FUND OBJECTIVE

RiverSource Small Cap Value Fund seeks to provide shareholders with long-term capital appreciation.

SECTOR BREAKDOWN*

Percentage of portfolio assets

                                  (PIE CHART)

Other(1)                                                14.3%
Energy                                                   5.7%
Cash & Cash Equivalents(2)                              13.6%
Financials                                              15.9%
Information Technology                                  17.3%
Industrials                                             17.2%
Consumer Discretionary                                  16.0%

 * Sectors can be comprised of several industries. Please refer to the section entitled "Portfolio of Investments" for a complete listing. No single industry exceeds 25% of portfolio assets.
(1) Includes Materials 5.5%, Health Care 3.8%, Utilities 2.1%, Consumer Staples 2.0% and Telecommunication Services 0.9%.
(2) Of the 13.6%, 4.0% is due to security lending activity and 9.6% is the Fund's cash equivalent position.

TOP TEN HOLDINGS

Percentage of portfolio assets

Plexus                                1.7%
Air France-KLM ADR                    1.4%
MI Developments CI A                  1.2%
3Com                                  1.2%
Terex                                 1.2%
Flowserve                             1.1%
Semiconductor Mfg Intl ADR            1.1%
Lear                                  1.1%
American Axle & Mfg Holdings          1.1%
Wolverine World Wide                  1.1%

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Investments in small-capitalization companies often involve greater risks and potential volatility than investments in larger, more established companies.

--------------------------------------------------------------------------------

                   RIVERSOURCE SMALL CAP VALUE FUND -- 2007 SEMIANNUAL REPORT  3

FUND SNAPSHOT AT NOV. 30, 2007 (UNAUDITED)

STYLE MATRIX


          STYLE
VALUE    BLEND    GROWTH
                           LARGE
                           MEDIUM        SIZE
X                          SMALL

Shading within the style matrix indicates areas in which the Fund generally invests.

The style matrix can be a valuable tool for constructing and monitoring your portfolio. It provides a frame of reference for distinguishing the types of stocks or bonds owned by a mutual fund, and serves as a guideline for helping you build a portfolio.

Investment products, including shares of mutual funds, are not federally or FDIC-insured, are not deposits or obligations of, or guaranteed by any financial institution, and involve investment risks including possible loss of principal and fluctuation in value.
PORTFOLIO MANAGERS

                             YEARS IN INDUSTRY
BARROW, HANLEY, MEWHINNEY &
STRAUSS, INC.
James McClure, CFA                  35
John Harloe, CFA                    31

DONALD SMITH & CO., INC.

Donald Smith                        38
Richard Greenberg, CFA              27

FRANKLIN PORTFOLIO ASSOCIATES LLC

John Cone, CFA                      25
Michael Dunn, CFA                   20
Oliver Buckley                      19
Kristin Crawford                    12
Langton Garvin, CFA                 12
Patrick Slattery, CFA               12

METROPOLITAN WEST CAPITAL
MANAGEMENT, LLC

Gary Lisenbee                       34
Samir Sikka                         10

FUND FACTS

                        TICKER SYMBOL   INCEPTION DATE
Class A                     ASVAX          06/18/01
Class B                     ASVBX          06/18/01
Class C                     APVCX          06/18/01
Class I                        --          03/04/04
Class R2                    RSVTX          12/11/06
Class R3                    RSVRX          12/11/06
Class R4                    RSGLX          06/18/01
Class R5                    RSCVX          12/11/06
Total net assets                        $720.3 million
Number of holdings                              317

--------------------------------------------------------------------------------

 4 RIVERSOURCE SMALL CAP VALUE FUND -- 2007 SEMIANNUAL REPORT

PERFORMANCE SUMMARY

                             PERFORMANCE COMPARISON
                  For the six-month period ended Nov. 30, 2007

                                  (BAR CHART)

RiverSource Small Cap Value Fund Class A
  (excluding sales charge)                            -13.72%

Russell 2000(R) Value Index(1) (unmanaged)            -14.38%

Lipper Small-Cap Value Funds Index(2)                 -12.52%

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial institution or visiting riversource.com/funds.

The 5.75% sales charge applicable to Class A shares of the Fund is not reflected in the bar chart. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses.

The indices do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes.

It is not possible to invest directly in an index.

(1) The Russell 2000 Value Index, an unmanaged index, measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. The index reflects reinvestment of all distributions and changes in market prices.
(2) The Lipper Small-Cap Value Funds Index includes the 30 largest small-cap value funds tracked by Lipper Inc. The index's returns include net reinvested dividends. The Fund's performance is currently measured against this index for purposes of determining the performance incentive adjustment.

ANNUAL OPERATING EXPENSE RATIO (AS OF THE CURRENT PROSPECTUS)

                                                                             NET FUND AND ACQUIRED FUND
                                  TOTAL FUND         NET EXPENSES(A)            (UNDERLYING FUND)(B)
Class A                             1.58%                 1.42%                        1.43%
Class B                             2.34%                 2.18%                        2.19%
Class C                             2.34%                 2.18%                        2.19%
Class I                             1.10%                 1.01%                        1.02%
Class R2                            1.90%                 1.81%                        1.82%
Class R3                            1.68%                 1.56%                        1.57%
Class R4                            1.39%                 1.29%                        1.30%
Class R5                            1.15%                 1.06%                        1.07%

(a) The Investment Manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until May 31, 2008, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment (that increased the management fee by 0.01%), will not exceed 1.41% for Class A, 2.17% for Class B, 2.17% for Class C, 1.00% for Class I, 1.80% for Class R2, 1.55% for Class R3, 1.28% for Class R4 and 1.05% for Class R5.

(b) In addition to the Fund's total annual operating expenses that the Fund bears directly, the Fund's shareholders indirectly bear the expenses of acquired funds in which the Fund invests. The Fund's "Acquired fund fees and expenses," based on its investment in the acquired funds, is 0.01%.

--------------------------------------------------------------------------------

                   RIVERSOURCE SMALL CAP VALUE FUND -- 2007 SEMIANNUAL REPORT  5

PERFORMANCE SUMMARY

AVERAGE ANNUAL TOTAL RETURNS

AT NOV. 30, 2007
                                                                                SINCE
WITHOUT SALES CHARGE                 6 MONTHS*   1 YEAR   3 YEARS   5 YEARS   INCEPTION
 Class A (inception 6/18/01)          -13.72%    -4.15%   +6.27%    +13.62%    +10.08%
 Class B (inception 6/18/01)          -14.06%    -5.00%   +5.67%    +13.05%     +9.48%
 Class C (inception 6/18/01)          -14.03%    -4.99%   +5.66%    +13.03%     +9.50%
 Class I (inception 3/4/04)           -13.45%    -3.74%   +6.63%       N/A      +8.00%
 Class R2 (inception 12/11/06)        -13.92%      N/A      N/A        N/A      -5.26%*
 Class R3 (inception 12/11/06)        -13.60%      N/A      N/A        N/A      -4.76%*
 Class R4 (inception 6/18/01)         -13.44%    -3.91%   +6.46%    +13.79%    +10.24%
 Class R5 (inception 12/11/06)        -13.42%      N/A      N/A        N/A      -4.43%*

WITH SALES CHARGE
 Class A (inception 6/18/01)          -18.68%    -9.67%   +4.19%    +12.29%     +9.07%
 Class B (inception 6/18/01)          -18.35%    -8.87%   +4.79%    +12.81%     +9.48%
 Class C (inception 6/18/01)          -14.89%    -5.76%   +5.66%    +13.03%     +9.50%

--------------------------------------------------------------------------------

 6 RIVERSOURCE SMALL CAP VALUE FUND -- 2007 SEMIANNUAL REPORT

PERFORMANCE SUMMARY

AT DEC. 31, 2007
                                                                                 SINCE
WITHOUT SALES CHARGE                 6 MONTHS*   1 YEAR    3 YEARS   5 YEARS   INCEPTION
 Class A (inception 6/18/01)          -13.49%     -6.20%   +4.80%    +14.06%    +9.65%
 Class B (inception 6/18/01)          -13.66%     -6.82%   +4.28%    +13.57%    +9.08%
 Class C (inception 6/18/01)          -13.77%     -6.80%   +4.22%    +13.50%    +9.10%
 Class I (inception 3/4/04)           -13.20%     -5.73%   +5.19%       N/A     +7.35%
 Class R2 (inception 12/11/06)        -13.70%     -6.64%     N/A        N/A     -6.54%
 Class R3 (inception 12/11/06)        -13.37%     -6.14%     N/A        N/A     -6.06%
 Class R4 (inception 6/18/01)         -13.22%     -5.81%   +5.00%    +14.23%    +9.81%
 Class R5 (inception 12/11/06)        -13.33%     -5.80%     N/A        N/A     -5.75%

WITH SALES CHARGE
 Class A (inception 6/18/01)          -18.44%    -11.57%   +2.75%    +12.72%    +8.66%
 Class B (inception 6/18/01)          -17.29%    -10.73%   +3.46%    +13.34%    +9.08%
 Class C (inception 6/18/01)          -14.50%     -7.59%   +4.22%    +13.50%    +9.10%

Class A share performance reflects the maximum sales charge of 5.75%. Class B share performance reflects a contingent deferred sales charge (CDSC) applied as follows: first year 5%; second and third years 4%; fourth year 3%; fifth year 2%; sixth year 1%; no sales charge thereafter. Class C shares may be subject to a 1% CDSC if shares are sold within one year after purchase. Sales charges do not apply to Class I, Class R2, Class R3, Class R4 and Class R5 shares. Class I, Class R2, Class R3, Class R4 and Class R5 are available to institutional investors only.

* Not annualized.

--------------------------------------------------------------------------------

                   RIVERSOURCE SMALL CAP VALUE FUND -- 2007 SEMIANNUAL REPORT  7

QUESTIONS & ANSWERS WITH PORTFOLIO MANAGEMENT

RiverSource Small Cap Value Fund declined 13.72% (Class A shares excluding sales charge) for the six months ended Nov. 30, 2007. The Fund outperformed its benchmark, the Russell 2000(R) Value Index (Russell Index), which declined 14.38%. The Fund underperformed its peer group, as represented by the Lipper Small-Cap Value Funds Index, which declined 12.52% for the period. RiverSource Small Cap Value Fund's portfolio is managed by four independent money management firms that each invest a portion of Fund assets in small company value stocks seeking long-term capital appreciation.

As of Nov. 30, 2007, Barrow, Hanley, Mewhinney & Strauss, Inc. (Barrow Hanley) managed approximately 27%, Donald Smith & Co., Inc. (Donald Smith) managed approximately 24%, Franklin Portfolio Associates LLC (Franklin Portfolio Associates) managed approximately 23%, and Metropolitan West Capital Management, LLC (MetWest Capital) managed approximately 26% of the Fund's assets.

Q: What factors affected performance for your portion of the Fund during the semiannual period?
   BARROW HANLEY: Within our segment of the portfolio, stock selection in the industrials sector was primarily responsible for positive returns. Industrial stocks in the Russell Index declined approximately 12%, yet our portion of the portfolio's industrial holdings delivered a positive return. Industrial stocks such as Flowserve, Kirby and Harsco were among our portion's leading performers. Having a smaller financials position than the Russell Index also contributed to outperformance, as financial stocks continued to struggle.

   On the other hand, lower exposure to the health care and utilities sectors had a negative effect on results. A significant overweighting in the consumer discretionary sector also hampered performance. Among the detractors in the sector were retailer Men's Wearhouse, consumer products company Helen of Troy and Brunswick, which manufactures boats, marine engines, fitness equipment and bowling and billiard supplies.

   METWEST CAPITAL: Stock selection in our portion of the portfolio was particularly strong in the consumer discretionary, information technology and financials sectors. Individual security selection in financials led to an underweighting of our portion of the Fund in this sector, an advantage given that the sector was the second-worst performer within the Russell Index.

   In consumer discretionary, cable television company Central European Media Enterprises was the most significant contributor. To manage risk, we trimmed
--------------------------------------------------------------------------------

 8 RIVERSOURCE SMALL CAP VALUE FUND -- 2007 SEMIANNUAL REPORT

QUESTIONS & ANSWERS

   holdings of Central European Media, taking advantage of recent strength. However, the stock remains attractive to us based on the company's long-term prospects for growing existing market share and entering new markets. Our overweight in the consumer discretionary sector detracted from performance as that sector was the worst performer for the six-month period.

   Within information technology, Plexus and Business Objects were among the largest contributors to return within our portion. Shares of Plexus, a provider of electronics manufacturing services, rose as its business continued to strengthen. Results in its medical business were particularly strong and the company's outlook for its defense business improved. Business Objects advanced on continued strong performance and rumors that the company was for sale, which were confirmed when German software manufacturer SAP made a bid for the company in early October 2007.

   Weak stock selection in the health care sector hampered the portfolio's results. Advanced Medical Optics was a key detractor as the stock weakened following news that the company had abandoned plans to acquire Bausch & Lomb. However, while the stock was weak, we added to the position in our portion of the portfolio's holdings, as we feel the company is a leading player in the growing eye care industry.

   DONALD SMITH: Small-cap and value stocks have performed poorly since the market peak in July 2007. Our universe of low price/book stocks, in particular, has been weak. Results for our portion of the portfolio benefited from our caution in the home building and financial (mortgage) industries, where companies were subject to a weakening housing environment. However, our portion of holdings that are sensitive to declines in consumer spending and/or higher oil prices, such as retailer Dillard's, auto parts manufacturer Visteon and airline Air France-KLM underperformed. Semiconductor companies such as Spansion and Semiconductor Mfg Intl suffered from overcapacity and weak pricing. Favorable results came from energy exploration and production company Stone Energy, property and casualty insurer Quanta Capital Holdings and semiconductor company Integrated Silicon Solution.

--------------------------------------------------------------------------------

                   RIVERSOURCE SMALL CAP VALUE FUND -- 2007 SEMIANNUAL REPORT  9

QUESTIONS & ANSWERS

   RESULTS FOR OUR PORTION OF THE PORTFOLIO BENEFITED FROM OUR CAUTION IN THE HOME BUILDING AND FINANCIAL (MORTGAGE) INDUSTRIES, WHERE COMPANIES WERE SUBJECT TO A WEAKENING HOUSING ENVIRONMENT. -- DONALD SMITH


   FRANKLIN PORTFOLIO ASSOCIATES: Our segment of the portfolio lagged as a result of bottom-up stock selection. Our stock ranking process, which emphasizes both value and growth/momentum metrics, was not rewarded for its value factors. The market preferred stocks that had unfavorable value characteristics. However, our growth/momentum-based factors offset this negative impact to some extent, particularly due to the outperformance of stocks with favorable price momentum rankings.

   Individual contributors and detractors came from a variety of sectors. Among the detractors, Bank United Financial stock fell after the company reported lower fiscal fourth quarter earnings due to increased loan-loss provisions and non-performing assets. Restaurant holding company Ruby Tuesday fell after lowering earnings guidance for 2008, attributing the drop to lower same-store sales and remodeling costs. Trucking and logistics company Saia was negatively affected by lower freight volumes, amid a weaker economic environment.

   OUR STOCK RANKING PROCESS, WHICH EMPHASIZES BOTH VALUE AND GROWTH/MOMENTUM METRICS, WAS NOT REWARDED FOR ITS VALUE FACTORS. -- FRANKLIN PORTFOLIO ASSOCIATES


   Stocks that outperformed included CF Industries, a producer and distributor of fertilizer products that had favorable revenue and pricing results due to an increase in agriculture activity (corn) in the U.S. Similarly, fertilizer maker Terra Inds was a strong performer. Watchmaker Fossil rose on solid earnings driven by licensed watch sales and new product introductions, including accessories. The company also provided a positive outlook for continued growth.

--------------------------------------------------------------------------------

 10 RIVERSOURCE SMALL CAP VALUE FUND -- 2007 SEMIANNUAL REPORT

QUESTIONS & ANSWERS

Q: What changes did you make to your portion of the Fund and why?
   BARROW HANLEY: Given our methodology, changes to our portion of the portfolio stem from finding companies with the potential for high fundamental improvement. Alterations are thus evolutionary in nature. During the last six months, we eliminated discount retailer Dollar General, while adding executive recruiter Korn/Ferry Intl, title insurer Stewart Information Services and footwear maker Wolverine World Wide to the portfolio.

   METWEST CAPITAL: During the six-month period, three holdings were affected by acquisition-related activities: Komag, Business Objects and K2. We sold computer hard drive supplier Komag shortly after news of its pending acquisition by Western Digital. The stock appreciated on the announcement and we believed little upside potential remained. We also sold Business Objects as the stock approached full valuation on news of the intended acquisition by SAP. Jarden, a niche consumer products company, previously announced it was to acquire K2, a sporting goods company. During the period, the portfolio received a combination of cash and Jarden stock for its K2 shares. We opted to sell the Jarden shares in favor of more attractive investment opportunities.

   We also sold positions in autos parts company BorgWarner and industrial companies Harsco and Roper Industries because the stocks approached our intrinsic value targets and their growing market capitalizations made them less suitable for a small-cap portfolio. We sold the holdings of trucking services company USA Truck because, in our view, the business had become structurally challenged.

   DONALD SMITH: As is our typical practice, we sold stocks that performed very well, including Genesis Healthcare (which was acquired), Hutchinson Technology and Air France-KLM warrants. We reduced positions in hotel operator Lodgian, auto parts company Superior Inds Intl and computer parts distributor Tech Data, capitalizing on the stocks' strength. We initiated new positions in Avista, a utility; IPC Holdings, a reinsurance company; and UTStarcom, a telecommunication equipment provider. We increased the portfolio's holdings of uranium enricher USEC.

--------------------------------------------------------------------------------

                  RIVERSOURCE SMALL CAP VALUE FUND -- 2007 SEMIANNUAL REPORT  11

QUESTIONS & ANSWERS

   FRANKLIN PORTFOLIO ASSOCIATES: We added a number of stocks to our portion of the portfolio during the period, including some stronger contributors such as Quanex, which rose shortly after management announced plans to spin off its building products unit and sell its remaining vehicle products business. We sold some holdings whose placement within our stock ranking process declined. An example is steel maker Steel Dynamics, whose price rose to the point where the company was no longer attractive from a valuation perspective.

   We have not made significant changes in our stock selection model or in the weightings of the underlying factors, which remain equally weighted among growth/momentum and valuation metrics. While we continue to refine and improve the individual ranking models, these changes are gradual.

Q: How do you intend to manage your portion of the Fund going forward?
   BARROW HANLEY: Generally without exception, we manage the portfolio the same way -- stock by stock, seeking the highest returns and lowest coincident risk with no preconceived sector or industry preferences and regardless of economic or market outlooks.

   We strive to construct our portion of the Fund's portfolio with stocks that are selling at significant discounts to their fundamental long-term value at any stage of their holding period. Our typical holding period is approximately four years. Currently, our portion of the portfolio reflects the cumulative total of these individual opportunities over the last three or four years and, as such, is heavily weighted toward beneficiaries of the expanding economy. We expect continued economic improvement and, for the individual companies, further progress toward improved fundamentals and market values that reflect their prospects.

   The construction of our portion of the portfolio should remain grounded in the discovery and exploitation of individual stock values more or less independent of sector or industry conditions. The primary value added should continue to come from securities analysis.

   WE EXPECT CONTINUED ECONOMIC IMPROVEMENT AND, FOR THE INDIVIDUAL COMPANIES, FURTHER PROGRESS TOWARD IMPROVED FUNDAMENTALS AND MARKET VALUES THAT REFLECT THEIR PROSPECTS. -- BARROW HANLEY

--------------------------------------------------------------------------------

 12 RIVERSOURCE SMALL CAP VALUE FUND -- 2007 SEMIANNUAL REPORT

QUESTIONS & ANSWERS

   METWEST CAPITAL: Contrary to recent headlines, we see the economy becoming even more stable over time, but periodic disruptions will occur and are necessary to restore a healthy risk/reward balance. While we are cognizant of issues of the day, including home prices, subprime lending, lack of credit, high oil and commodity prices and the declining dollar, we pay little attention to them in implementing our disciplined investment process. Instead, we focus on identifying good businesses that have the ability to sustain themselves through inevitable slowdowns and perhaps a downturn in economic activity.

   Our experienced investment team continues to uncover attractive investment opportunities across all major economic sectors. Because of our rigorous fundamental research and long-term investment focus, we believe we can add value for shareholders relative to market peers over a complete market cycle.

   CONTRARY TO RECENT HEADLINES, WE SEE THE ECONOMY BECOMING EVEN MORE STABLE OVER TIME, BUT PERIODIC DISRUPTIONS WILL OCCUR AND ARE NECESSARY TO RESTORE A HEALTHY RISK/REWARD BALANCE. -- METWEST CAPITAL


   DONALD SMITH: We believe that our portfolio segment remains attractively valued compared to the Russell Index, based on the key valuation metrics we monitor. These include price/book value, price/revenues and price/earnings on normalized earnings. The largest industry weighting is in technology, where we have focused on semiconductor chip companies that sell below book value. Chip prices are currently very depressed, but we believe capacity closures and limited additions should bring supply/demand into better balance. We have generally been underweight in industries that would be impacted by problems in the mortgage industry, such as banks, mortgage insurers and home builders.

--------------------------------------------------------------------------------

                  RIVERSOURCE SMALL CAP VALUE FUND -- 2007 SEMIANNUAL REPORT  13

QUESTIONS & ANSWERS

   FRANKLIN PORTFOLIO ASSOCIATES: Outperformance of more expensively valued stocks within the Russell Index has hampered performance for our portion of the portfolio relative to the index; our portion focused on stocks with good momentum at reasonable prices. Historically, periods of outperformance by expensive stocks have not been sustainable, however. Therefore, we intend to continue to emphasize valuation metrics even as we make proactive efforts to ensure an equal emphasis on momentum measures -- something that has been more difficult in the current environment.

Any specific securities mentioned are for illustrative purposes only and are not a complete list of securities that have increased or decreased in value. The views expressed in this statement reflect those of the portfolio manager(s) only through the end of the period of the report as stated on the cover and do not necessarily represent the views of RiverSource Investments, LLC (RiverSource) or any subadviser to the Fund or any other person in the RiverSource or subadviser organizations. Any such views are subject to change at any time based upon market or other conditions and RiverSource disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a RiverSource Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any RiverSource Fund.
--------------------------------------------------------------------------------

 14 RIVERSOURCE SMALL CAP VALUE FUND -- 2007 SEMIANNUAL REPORT

                       THIS PAGE LEFT BLANK INTENTIONALLY

FUND EXPENSES EXAMPLE

(UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, which may include management fees; distribution and service (12b-1) fees; and other Fund fees and expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. In addition to the ongoing expenses which the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). The Fund's indirect expense from investing in the acquired funds is based on the Fund's pro rata portion of the cumulative expenses charged by the acquired funds using the acquired funds expense ratio as of the most recent shareholder report.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the six months ended Nov. 30, 2007.

ACTUAL EXPENSES

The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses paid during the period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------

 16 RIVERSOURCE SMALL CAP VALUE FUND -- 2007 SEMIANNUAL REPORT

                               BEGINNING        ENDING         EXPENSES
                             ACCOUNT VALUE   ACCOUNT VALUE    PAID DURING     ANNUALIZED
                             JUNE 1, 2007    NOV. 30, 2007   THE PERIOD(A)   EXPENSE RATIO
 Class A
   Actual(b)                    $1,000         $  862.80        $ 6.47           1.39%
   Hypothetical
   (5% return before
   expenses)                    $1,000         $1,018.05        $ 7.01           1.39%
 Class B
   Actual(b)                    $1,000         $  859.40        $ 9.99           2.15%
   Hypothetical
   (5% return before
   expenses)                    $1,000         $1,014.25        $10.83           2.15%
 Class C
   Actual(b)                    $1,000         $  859.70        $10.00           2.15%
   Hypothetical
   (5% return before
   expenses)                    $1,000         $1,014.25        $10.83           2.15%
 Class I
   Actual(b)                    $1,000         $  865.50        $ 4.57            .98%
   Hypothetical
   (5% return before
   expenses)                    $1,000         $1,020.10        $ 4.95            .98%
 Class R2
   Actual(b)                    $1,000         $  860.80        $ 8.28           1.78%
   Hypothetical
   (5% return before
   expenses)                    $1,000         $1,016.10        $ 8.97           1.78%
 Class R3
   Actual(b)                    $1,000         $  864.00        $ 7.13           1.53%
   Hypothetical
   (5% return before
   expenses)                    $1,000         $1,017.35        $ 7.72           1.53%
 Class R4
   Actual(b)                    $1,000         $  865.60        $ 5.88           1.26%
   Hypothetical
   (5% return before
   expenses)                    $1,000         $1,018.70        $ 6.36           1.26%
 Class R5
   Actual(b)                    $1,000         $  865.80        $ 4.48            .96%
   Hypothetical
   (5% return before
   expenses)                    $1,000         $1,020.20        $ 4.85            .96%

(a) Expenses are equal to the Fund's annualized expense ratio as indicated above, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).
(b) Based on the actual return for the six months ended Nov 30, 2007: -13.72% for Class A, -14.06% for Class B, -14.03% for Class C, -13.45% for Class I, -13.92% for Class R2, -13.60% for Class R3, -13.44% for Class R4 and -13.42% for Class R5.

                             See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------

                  RIVERSOURCE SMALL CAP VALUE FUND -- 2007 SEMIANNUAL REPORT  17

PORTFOLIO OF INVESTMENTS

NOV. 30, 2007 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES

COMMON STOCKS (89.3%)
ISSUER                                            SHARES                   VALUE(A)
AEROSPACE & DEFENSE (0.6%)
Ceradyne                                             22,200(b)           $1,097,568
Cubic                                                 4,300                 169,764
DynCorp Intl Cl A                                     8,600(b)              179,740
Hexcel                                              120,000(b,d)          3,056,400
                                                                    ---------------
Total                                                                     4,503,472
-----------------------------------------------------------------------------------

AIR FREIGHT & LOGISTICS (0.2%)
Atlas Air Worldwide Holdings                          4,700(b)              247,455
Forward Air                                          37,120               1,201,574
Pacer Intl                                           25,300                 348,128
                                                                    ---------------
Total                                                                     1,797,157
-----------------------------------------------------------------------------------

AIRLINES (2.5%)
Air France-KLM ADR                                  286,770(c)           10,289,308
Alaska Air Group                                    281,200(b)            7,122,796
SkyWest                                              19,300                 507,783
                                                                    ---------------
Total                                                                    17,919,887
-----------------------------------------------------------------------------------

AUTO COMPONENTS (3.3%)
Aftermarket Technology                               41,000(b)            1,144,720
American Axle & Mfg Holdings                        352,300               8,145,176
Cooper Tire & Rubber                                 88,700               1,364,206
Lear                                                279,800(b)            8,237,312
Superior Inds Intl                                  110,098(d)            2,039,015
Visteon                                             569,000(b)            2,503,600
                                                                    ---------------
Total                                                                    23,434,029
-----------------------------------------------------------------------------------

AUTOMOBILES (0.3%)
Thor Inds                                            67,500               2,379,375
-----------------------------------------------------------------------------------

BEVERAGES (0.1%)
Central European Distribution                        12,800(b)              640,000
-----------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)

BUILDING PRODUCTS (0.2%)
Goodman Global                                       11,100(b)             $262,515
NCI Building Systems                                 12,000(b)              411,960
Simpson Mfg                                          31,700                 843,537
                                                                    ---------------
Total                                                                     1,518,012
-----------------------------------------------------------------------------------

CAPITAL MARKETS (0.3%)
Apollo Investment                                    22,000                 389,620
Knight Capital Group Cl A                            73,700(b)              983,895
MCG Capital                                          35,900                 405,670
SWS Group                                            35,900                 486,804
                                                                    ---------------
Total                                                                     2,265,989
-----------------------------------------------------------------------------------

CHEMICALS (2.1%)
Calgon Carbon                                        28,800(b)              419,328
CF Inds Holdings                                     23,300               2,119,834
Olin                                                 46,000                 963,240
PolyOne                                             869,800(b)            5,453,646
RPM Intl                                            129,500               2,466,975
Schulman A                                           21,000                 452,760
Spartech                                             66,500                 908,390
Terra Inds                                           47,000(b)            1,775,660
WR Grace & Co                                        18,500(b)              499,685
                                                                    ---------------
Total                                                                    15,059,518
-----------------------------------------------------------------------------------

COMMERCIAL BANKS (6.2%)
1st Source                                           15,600                 314,184
Amcore Financial                                     23,000                 540,500
Banco Latinoamericano de Exportaciones Series
 E                                                   69,600(c)            1,243,056
Bank of Hawaii                                       82,300               4,285,361
Boston Private Financial Holdings                   140,500               3,869,370
Cathay General Bancorp                              160,200(d)            4,642,596
Chemical Financial                                   20,300                 509,530
Citizens Republic Bancorp                            40,306                 573,151
City Holding                                          8,600                 309,428
Community Bank System                                75,500               1,522,835
Cullen/Frost Bankers                                 54,002               2,841,045

See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------

 18 RIVERSOURCE SMALL CAP VALUE FUND -- 2007 SEMIANNUAL REPORT

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)
COMMERCIAL BANKS (CONT.)
CVB Financial                                       333,000(d)           $3,702,960
First Financial Bancorp                              45,600                 523,488
FirstMerit                                           73,400               1,512,774
Frontier Financial                                   42,400                 812,384
Great Southern Bancorp                               16,800                 373,464
Independent Bank                                     40,186                 384,178
Intl Bancshares                                     130,500               2,876,220
Natl Penn Bancshares                                 80,944               1,271,630
Old Natl Bancorp                                     64,700               1,033,906
Pacific Capital Bancorp                              75,800               1,557,690
Prosperity Bancshares                                77,000               2,474,780
Security Bank                                        33,900                 382,053
Simmons First Natl Cl A                              12,300                 320,907
Sterling Financial                                   34,400                 616,792
Superior Bancorp                                    174,040(b)            1,042,500
Susquehanna Bancshares                               57,600               1,145,664
SVB Financial Group                                  13,100(b)              674,388
Taylor Capital Group                                 12,700                 281,178
Trustmark                                             8,600                 218,956
Umpqua Holdings                                      66,400               1,071,696
United Community Banks                               48,000                 910,080
W Holding                                         1,139,891(c,d)          1,333,672
WesBanco                                              8,100                 194,238
                                                                    ---------------
Total                                                                    45,366,654
-----------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES (3.8%)
ABM Inds                                             45,100                 920,040
Comfort Systems USA                                  22,800                 267,900
Deluxe                                               28,900                 912,951
Ennis                                                38,500                 706,860
G&K Services Cl A                                    56,000               2,277,520
IKON Office Solutions                               141,900               1,792,197
Korn/Ferry Intl                                      31,600(b)              544,468
Navigant Consulting                                 212,000(b)            2,751,760
Pike Electric                                       193,000(b)            3,068,700
Resources Connection                                133,000               2,742,460
Schawk                                              135,000               1,939,950
School Specialty                                     93,000(b)            3,319,170
Spherion                                            151,900(b)            1,181,782
United Stationers                                    80,100(b)            4,057,866
Viad                                                 27,600                 855,876
                                                                    ---------------
Total                                                                    27,339,500
-----------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT (2.1%)
3Com                                              2,046,000(b)            8,818,260
Anaren                                               93,100(b)            1,433,740

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)
COMMUNICATIONS EQUIPMENT (CONT.)
ARRIS Group                                          80,500(b)             $839,615
C-COR                                                30,100(b)              369,628
CommScope                                            27,000(b)            1,093,500
Dycom Inds                                           18,400(b)              517,776
EMS Technologies                                     18,400(b)              535,624
Oplink Communications                                25,100(b)              405,365
UTStarcom                                           377,600(b,d)          1,095,040
                                                                    ---------------
Total                                                                    15,108,548
-----------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS (1.7%)
Avid Technology                                     131,000(b,d)          3,475,430
Diebold                                             154,700               5,253,612
Electronics for Imaging                             140,000(b)            3,211,600
Immersion                                            29,200(b)              383,396
                                                                    ---------------
Total                                                                    12,324,038
-----------------------------------------------------------------------------------

CONSTRUCTION & ENGINEERING (1.3%)
EMCOR Group                                          69,200(b)            1,843,488
Granite Construction                                 71,000               2,912,420
Insituform Technologies Cl A                        249,400(b)            3,239,706
Perini                                               31,700(b)            1,686,123
                                                                    ---------------
Total                                                                     9,681,737
-----------------------------------------------------------------------------------

CONSUMER FINANCE (--%)
Advanta Cl B                                         26,850                 268,769
-----------------------------------------------------------------------------------

CONTAINERS & PACKAGING (0.3%)
AptarGroup                                           49,600               2,093,616
-----------------------------------------------------------------------------------

DISTRIBUTORS (0.1%)
Audiovox Cl A                                        62,200(b)              794,294
-----------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (0.2%)
Financial Federal                                    58,500               1,292,265
Interactive Brokers Group Cl A                       15,900(b)              467,460
                                                                    ---------------
Total                                                                     1,759,725
-----------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (0.5%)
Alaska Communications Systems Group                  32,000                 480,000
General Communication Cl A                          328,364(b)            2,909,305
                                                                    ---------------
Total                                                                     3,389,305
-----------------------------------------------------------------------------------

                             See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------

                  RIVERSOURCE SMALL CAP VALUE FUND -- 2007 SEMIANNUAL REPORT  19

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)

ELECTRIC UTILITIES (0.6%)
Central Vermont Public Service                        6,100                $168,726
El Paso Electric                                     75,400(b)            1,938,534
MGE Energy                                           37,500               1,315,125
Portland General Electric                            20,200                 540,754
Unisource Energy                                      8,300                 256,719
                                                                    ---------------
Total                                                                     4,219,858
-----------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT (1.9%)
Acuity Brands                                         4,100                 161,909
AMETEK                                               63,000               2,772,000
Encore Wire                                          35,000                 598,500
GrafTech Intl                                       134,000(b)            2,153,380
Regal-Beloit                                        156,900               7,386,852
Thomas & Betts                                       12,600(b)              684,936
                                                                    ---------------
Total                                                                    13,757,577
-----------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT & INSTRUMENTS (5.3%)
Anixter Intl                                         23,000(b)            1,483,500
Benchmark Electronics                               141,000(b)            2,530,950
Checkpoint Systems                                   31,900(b)              757,944
Coherent                                            123,580(b)            3,555,397
CTS                                                  35,900                 379,463
Littelfuse                                          187,800(b)            6,263,130
Mercury Computer Systems                            230,700(b)            3,382,062
Plexus                                              424,700(b)           12,639,071
ScanSource                                           14,800(b)              522,144
Tech Data                                             5,352(b)              201,289
Vishay Intertechnology                              550,400(b)            6,874,496
                                                                    ---------------
Total                                                                    38,589,446
-----------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (1.2%)
Oceaneering Intl                                     45,500(b)            2,903,355
Oil States Intl                                      57,600(b)            1,826,496
TETRA Technologies                                  168,000(b)            2,656,080
Trico Marine Services                                37,900(b)            1,340,523
                                                                    ---------------
Total                                                                     8,726,454
-----------------------------------------------------------------------------------

FOOD & STAPLES RETAILING (0.6%)
Ingles Markets Cl A                                  48,200               1,146,678
Performance Food Group                              103,500(b)            2,865,915
Winn-Dixie Stores                                     8,800(b)              166,408
                                                                    ---------------
Total                                                                     4,179,001
-----------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)

FOOD PRODUCTS (1.1%)
Cal-Maine Foods                                      12,200                $300,486
Flowers Foods                                        84,800               1,969,904
Imperial Sugar                                       56,700(d)            1,293,894
J&J Snack Foods                                      93,593               3,030,541
Sanderson Farms                                      39,000               1,211,340
                                                                    ---------------
Total                                                                     7,806,165
-----------------------------------------------------------------------------------

GAS UTILITIES (0.6%)
New Jersey Resources                                 78,500               3,960,325
Piedmont Natural Gas                                 18,500                 481,740
                                                                    ---------------
Total                                                                     4,442,065
-----------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (1.5%)
Advanced Medical Optics                             130,000(b)            3,278,600
Conmed                                               47,300(b)            1,176,824
Cooper Companies                                     59,000               2,538,770
ICU Medical                                          96,500(b)            3,582,080
                                                                    ---------------
Total                                                                    10,576,274
-----------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (2.1%)
AMERIGROUP                                           48,200(b)            1,656,634
AMN Healthcare Services                              89,537(b)            1,511,385
Apria Healthcare Group                               70,700(b)            1,532,069
Chemed                                               41,750               2,260,763
Emergency Medical Services Cl A                     100,000(b)            3,076,000
HealthSouth                                           8,900(b)              176,487
HealthSpring                                         10,000(b)              189,000
Magellan Health Services                             87,500(b)            3,976,874
Universal American Financial                         20,900(b)              498,256
                                                                    ---------------
Total                                                                    14,877,468
-----------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (1.3%)
Jack in the Box                                       9,600(b)              287,520
Landry's Restaurants                                 23,700                 559,794
Lodgian                                             452,548(b)            5,186,200
Papa John's Intl                                    108,000(b)            2,543,400
Ruby Tuesday                                         66,900                 877,059
                                                                    ---------------
Total                                                                     9,453,973
-----------------------------------------------------------------------------------

See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------

 20 RIVERSOURCE SMALL CAP VALUE FUND -- 2007 SEMIANNUAL REPORT

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)

HOUSEHOLD DURABLES (1.5%)
American Greetings Cl A                              70,700              $1,644,482
Avatar Holdings                                      25,000(b,d)          1,089,000
Champion Enterprises                                546,800(b)            4,932,136
Helen of Troy                                       173,700(b,c)          3,149,181
                                                                    ---------------
Total                                                                    10,814,799
-----------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES (0.1%)
Sequa Cl A                                            2,200(b)              384,890
-----------------------------------------------------------------------------------

INSURANCE (5.3%)
American Natl Insurance                              27,300               3,263,715
American Physicians Capital                          45,550               1,911,278
Amerisafe                                           100,000(b)            1,526,000
AmTrust Financial Services                           41,900                 532,130
Commerce Group                                       34,500               1,240,275
IPC Holdings                                        240,900(c)            7,121,004
Max Capital Group                                    37,300(c)            1,055,963
NYMAGIC                                              11,600                 258,448
Odyssey Re Holdings                                  42,400               1,634,096
Phoenix Companies                                   145,400               1,747,708
Presidential Life                                    11,400                 196,536
Quanta Capital Holdings                           1,317,600(b,c)          3,623,400
RLI                                                  30,400               1,812,752
SeaBright Insurance Holdings                         26,338(b)              408,502
Selective Insurance Group                           207,430               4,893,274
StanCorp Financial Group                             55,850               2,909,227
Stewart Information Services                        151,900               4,111,933
Zenith Natl Insurance                                16,100                 676,683
                                                                    ---------------
Total                                                                    38,922,924
-----------------------------------------------------------------------------------

INTERNET & CATALOG RETAIL (0.3%)
FTD Group                                            57,000                 763,800
Systemax                                             53,500(d)            1,056,625
                                                                    ---------------
Total                                                                     1,820,425
-----------------------------------------------------------------------------------

INTERNET SOFTWARE & SERVICES (0.5%)
EarthLink                                            63,400(b)              430,486
Interwoven                                          115,100(b)            1,413,428
S1                                                   20,900(b)              155,078
Vignette                                            100,300(b)            1,542,614
                                                                    ---------------
Total                                                                     3,541,606
-----------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)

IT SERVICES (2.2%)
CACI Intl Cl A                                       75,750(b)           $3,438,293
Ciber                                               143,300(b)              977,306
MAXIMUS                                             186,700               7,281,300
MPS Group                                           121,300(b)            1,346,430
Sykes Enterprises                                    13,900(b)              256,594
Unisys                                              530,000(b)            2,628,800
                                                                    ---------------
Total                                                                    15,928,723
-----------------------------------------------------------------------------------

LEISURE EQUIPMENT & PRODUCTS (2.0%)
Arctic Cat                                           39,000                 416,130
Brunswick                                           248,400               5,064,876
Head                                                755,200(b,c)          2,930,176
MarineMax                                           197,100(b,d)          3,222,585
Polaris Inds                                          7,500                 341,700
RC2                                                  85,000(b)            2,471,800
                                                                    ---------------
Total                                                                    14,447,267
-----------------------------------------------------------------------------------

LIFE SCIENCES TOOLS & SERVICES (--%)
PharmaNet Development Group                           5,400(b)              213,300
-----------------------------------------------------------------------------------

MACHINERY (5.3%)
Cascade                                               8,600                 518,838
Columbus McKinnon                                    21,900(b)              681,528
Federal Signal                                       40,600                 466,900
Flowserve                                            90,500               8,515,145
Harsco                                              128,100               7,694,967
Kadant                                               41,200(b)            1,213,752
Kaydon                                              143,300               7,252,413
LB Foster Cl A                                       12,700(b)              581,787
Tecumseh Products Cl A                               26,100(b)              620,397
Terex                                               133,100(b)            8,578,295
Watts Water Technologies Cl A                        61,000               1,784,860
                                                                    ---------------
Total                                                                    37,908,882
-----------------------------------------------------------------------------------

MARINE (1.0%)
Kirby                                               145,800(b)            7,008,606
-----------------------------------------------------------------------------------

                             See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------

                  RIVERSOURCE SMALL CAP VALUE FUND -- 2007 SEMIANNUAL REPORT  21

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)

MEDIA (1.8%)
Belo Cl A                                           114,200              $1,891,152
Central European Media Enterprises Series A          28,800(b,c)          3,159,648
Crown Media Holdings Cl A                            22,000(b)              159,940
LIN TV Cl A                                          96,200(b)            1,079,364
Media General Cl A                                   12,400                 307,148
Valassis Communications                             513,700(b)            6,333,921
                                                                    ---------------
Total                                                                    12,931,173
-----------------------------------------------------------------------------------

METALS & MINING (2.4%)
Century Aluminum                                    123,200(b)            7,064,288
Cleveland-Cliffs                                      7,900                 712,580
Quanex                                               40,700               2,036,628
Schnitzer Steel Inds Cl A                             4,600                 287,132
Stillwater Mining                                   695,800(b)            6,749,260
Worthington Inds                                      8,300                 175,877
                                                                    ---------------
Total                                                                    17,025,765
-----------------------------------------------------------------------------------

MULTILINE RETAIL (1.1%)
Big Lots                                             49,300(b)              920,431
Dillard's Cl A                                      324,600               6,618,594
Fred's Cl A                                          16,000                 166,720
                                                                    ---------------
Total                                                                     7,705,745
-----------------------------------------------------------------------------------

MULTI-UTILITIES (1.0%)
Avista                                              244,584               5,229,206
CH Energy Group                                      15,100                 669,232
PNM Resources                                        44,300                 982,574
                                                                    ---------------
Total                                                                     6,881,012
-----------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (4.7%)
Callon Petroleum                                     60,100(b)              898,495
Encore Acquisition                                  166,800(b)            5,429,340
EXCO Resources                                      237,100(b)            3,314,658
Golar LNG                                            29,300(c)              623,797
Holly                                                 6,800                 329,460
Mariner Energy                                       86,000(b)            1,864,480
Petrohawk Energy                                     10,200(b)              166,260
Quicksilver Resources                                88,000(b)            4,452,800
Rosetta Resources                                    19,500(b)              356,850
Stone Energy                                        155,200(b)            7,015,040
Tsakos Energy Navigation                             82,000(c)            2,960,200
USEC                                                631,638(b,d)          5,185,748
Western Refining                                     32,600                 942,140
                                                                    ---------------
Total                                                                    33,539,268
-----------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)

PAPER & FOREST PRODUCTS (1.0%)
Glatfelter                                          218,000              $3,276,540
Mercer Intl                                         135,700(b,d)          1,074,744
Neenah Paper                                         85,500               2,580,390
                                                                    ---------------
Total                                                                     6,931,674
-----------------------------------------------------------------------------------

PERSONAL PRODUCTS (0.2%)
NBTY                                                 47,400(b)            1,415,838
-----------------------------------------------------------------------------------

PHARMACEUTICALS (0.3%)
Sciele Pharma                                        49,800(b)            1,111,536
ViroPharma                                          119,500(b)            1,068,330
                                                                    ---------------
Total                                                                     2,179,866
-----------------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS (REITS) (1.9%)
Arbor Realty Trust                                   51,000                 872,100
Ashford Hospitality Trust                           150,500               1,164,870
Capital Trust Cl A                                    9,700                 298,372
Deerfield Triarc Capital                             46,300                 347,713
Extra Space Storage                                 115,200               1,642,752
FelCor Lodging Trust                                 61,400               1,075,114
Franklin Street Properties                           50,800                 840,740
Inland Real Estate                                   75,700               1,106,734
Investors Real Estate Trust                          22,500(d)              226,350
Medical Properties Trust                             67,100                 752,862
Nationwide Health Properties                         42,700               1,335,656
Natl Health Investors                                16,100                 457,562
Natl Retail Properties                               54,800               1,342,052
Post Properties                                       6,200                 225,122
Potlatch                                             16,100                 739,151
Ramco-Gershenson Properties Trust                    50,700               1,282,710
                                                                    ---------------
Total                                                                    13,709,860
-----------------------------------------------------------------------------------

REAL ESTATE MANAGEMENT & DEVELOPMENT (1.2%)
MI Developments Cl A                                323,500(c,d)          8,990,065
-----------------------------------------------------------------------------------

ROAD & RAIL (0.5%)
Covenant Transportation Group Cl A                   99,200(b)              707,296
Landstar System                                      55,000               2,187,900
Saia                                                 59,200(b)              771,968
                                                                    ---------------
Total                                                                     3,667,164
-----------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (4.1%)
Advanced Energy Inds                                 69,000(b)            1,001,190
Brooks Automation                                   521,700(b)            7,006,431
Cabot Microelectronics                                4,300(b)              160,820

See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------

 22 RIVERSOURCE SMALL CAP VALUE FUND -- 2007 SEMIANNUAL REPORT

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (CONT.)
Cymer                                                14,900(b)             $611,943
Entegris                                            394,000(b)            3,412,040
Exar                                                 34,000(b)              312,460
Integrated Silicon Solution                         587,800(b)            3,832,456
MKS Instruments                                      20,300(b)              368,851
Pericom Semiconductor                                43,200(b)              715,824
Semiconductor Mfg Intl ADR                        1,746,800(b,c)          8,384,640
Spansion Cl A                                       736,100(b)            3,930,774
                                                                    ---------------
Total                                                                    29,737,429
-----------------------------------------------------------------------------------

SOFTWARE (1.9%)
JDA Software Group                                   19,700(b)              412,518
Manhattan Associates                                 50,400(b)            1,367,352
Mentor Graphics                                     586,200(b)            6,383,718
MSC.Software                                        254,250(b)            3,358,643
Solera Holdings                                      87,234(b)            2,007,254
                                                                    ---------------
Total                                                                    13,529,485
-----------------------------------------------------------------------------------

SPECIALTY RETAIL (2.9%)
Asbury Automotive Group                              77,500               1,297,350
Books-A-Million                                      21,000                 253,890
Borders Group                                       275,000               3,440,250
Children's Place Retail Stores                      150,000(b)            4,269,000
Dress Barn                                           23,400(b)              330,876
Group 1 Automotive                                   99,350               2,670,528
Jo-Ann Stores                                        16,900(b)              278,174
Men's Wearhouse                                     172,600               5,958,152
Select Comfort                                      224,000(b,d)          2,383,360
Sonic Automotive Cl A                                 7,700                 177,947
                                                                    ---------------
Total                                                                    21,059,527
-----------------------------------------------------------------------------------

TEXTILES, APPAREL & LUXURY GOODS (2.0%)
Fossil                                               43,400(b)            1,880,956
Perry Ellis Intl                                     53,400(b)              860,808
UniFirst                                             81,470               3,044,534
Warnaco Group                                         9,100(b)              335,790
Wolverine World Wide                                323,000               8,000,710
                                                                    ---------------
Total                                                                    14,122,798
-----------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)

THRIFTS & MORTGAGE FINANCE (1.0%)
BankUnited Financial Cl A                            67,100                $535,458
Corus Bankshares                                     71,500(d)              678,535
Federal Agricultural Mtge Cl C                       18,200                 495,222
FirstFed Financial                                   10,100(b)              353,702
Imperial Capital Bancorp                             13,900                 316,920
Ocwen Financial                                      61,700(b)              345,520
Trustco Bank NY                                     332,500(d)            3,534,475
WSFS Financial                                       15,700                 877,316
                                                                    ---------------
Total                                                                     7,137,148
-----------------------------------------------------------------------------------

TOBACCO (0.2%)
Universal                                            20,900               1,121,912
-----------------------------------------------------------------------------------

TRADING COMPANIES & DISTRIBUTORS (0.4%)
Applied Industrial Technologies                      51,600               1,558,836
Huttig Building Products                            344,000(b)            1,314,080
                                                                    ---------------
Total                                                                     2,872,916
-----------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES (0.5%)
iPCS                                                 91,500               3,165,900
USA Mobility                                         22,400(b)              295,456
                                                                    ---------------
Total                                                                     3,461,356
-----------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $664,684,805)                                                   $643,283,329
-----------------------------------------------------------------------------------

MONEY MARKET FUND (14.0%)(e)
                                                  SHARES                   VALUE(A)
RiverSource Short-Term Cash Fund                100,932,978(f)         $100,932,978
-----------------------------------------------------------------------------------

TOTAL MONEY MARKET FUND
(Cost: $100,932,978)                                                   $100,932,978
-----------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $765,617,783)(g)                                                $744,216,307
===================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

(a) Securities are valued by using procedures described in Note 1 to the financial statements.

(b)  Non-income producing.

--------------------------------------------------------------------------------

                  RIVERSOURCE SMALL CAP VALUE FUND -- 2007 SEMIANNUAL REPORT  23

(c) Foreign security values are stated in U.S. dollars. At Nov. 30, 2007, the value of foreign securities represented 7.6% of net assets.

(d) At Nov. 30, 2007, security was partially or fully on loan. See Note 5 to the financial statements.

(e) Cash collateral received from security lending activity is invested in an affiliated money market fund and represents 4.1% of net assets. See Note 5 to the financial statements. The Fund's cash equivalent position is 9.9% of net assets.

(f)  Affiliated Money Market Fund -- See Note 6 to the financial statements.

(g) At Nov. 30, 2007, the cost of securities for federal income tax purposes was approximately $765,618,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                            $78,253,000
Unrealized depreciation                                            (99,655,000)
------------------------------------------------------------------------------
Net unrealized depreciation                                       $(21,402,000)
------------------------------------------------------------------------------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------

 24 RIVERSOURCE SMALL CAP VALUE FUND -- 2007 SEMIANNUAL REPORT

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

NOV. 30, 2007 (UNAUDITED)

ASSETS
Investments in securities, at value
   Unaffiliated issuers* (identified cost $664,684,805)         $643,283,329
   Affiliated money market fund (identified cost
      $100,932,978)                                              100,932,978
----------------------------------------------------------------------------
Total investments in securities (identified cost
   $765,617,783)                                                 744,216,307
Cash                                                                 158,294
Capital shares receivable                                            213,510
Dividends receivable                                                 780,600
Receivable for investment securities sold                          9,428,424
----------------------------------------------------------------------------
Total assets                                                     754,797,135
----------------------------------------------------------------------------
LIABILITIES
Capital shares payable                                             2,856,061
Payable for investment securities purchased                        1,559,089
Payable upon return of securities loaned                          29,766,400
Accrued investment management services fee                            18,748
Accrued distribution fee                                             156,524
Accrued transfer agency fee                                              973
Accrued administrative services fee                                    1,555
Accrued plan administration services fee                                 126
Other accrued expenses                                                98,334
----------------------------------------------------------------------------
Total liabilities                                                 34,457,810
----------------------------------------------------------------------------
Net assets applicable to outstanding capital stock              $720,339,325
============================================================================

--------------------------------------------------------------------------------

                  RIVERSOURCE SMALL CAP VALUE FUND -- 2007 SEMIANNUAL REPORT  25

NOV. 30, 2007 (UNAUDITED)

REPRESENTED BY
Capital stock -- $.01 par value                                 $  1,288,789
Additional paid-in capital                                       639,504,119
Undistributed net investment income                                  788,078
Accumulated net realized gain (loss)                             100,159,815
Unrealized appreciation (depreciation) on investments
   and on translation of assets and liabilities in foreign
   currencies                                                    (21,401,476)
----------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding
   capital stock                                                $720,339,325
============================================================================

Net assets applicable to outstanding
   shares:                                   Class A                           $500,926,579
                                             Class B                           $173,810,191
                                             Class C                           $ 13,438,721
                                             Class I                           $ 20,749,899
                                             Class R2                          $    223,488
                                             Class R3                          $      3,918
                                             Class R4                          $    341,731
                                             Class R5                          $ 10,844,798
Net asset value per share of outstanding     Class A
   capital stock:                            shares(1)           88,513,633    $       5.66
                                             Class B shares      32,297,110    $       5.38
                                             Class C shares       2,491,594    $       5.39
                                             Class I shares       3,586,438    $       5.79
                                             Class R2 shares         39,250    $       5.69
                                             Class R3 shares            685    $       5.72
                                             Class R4 shares         59,655    $       5.73
                                             Class R5 shares      1,890,532    $       5.74
-------------------------------------------------------------------------------------------
* Including securities on loan, at value                                       $ 26,779,545
-------------------------------------------------------------------------------------------

(1) The maximum offering price per share for Class A is $6.01. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 5.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.

--------------------------------------------------------------------------------

 26 RIVERSOURCE SMALL CAP VALUE FUND -- 2007 SEMIANNUAL REPORT

STATEMENT OF OPERATIONS

SIX MONTHS ENDED NOV. 30, 2007 (UNAUDITED)

INVESTMENT INCOME
Income:
Dividends                                                       $   4,808,679
Interest                                                                3,622
Income distributions from affiliated money market fund              2,371,017
Fee income from securities lending                                    210,740
   Less foreign taxes withheld                                        (23,953)
-----------------------------------------------------------------------------
Total income                                                        7,370,105
-----------------------------------------------------------------------------
Expenses:
Investment management services fee                                  3,965,825
Distribution fee
   Class A                                                            759,127
   Class B                                                          1,070,527
   Class C                                                             80,369
   Class R2                                                               258
   Class R3                                                                 5
Transfer agency fee
   Class A                                                            730,775
   Class B                                                            271,045
   Class C                                                             19,899
   Class R2                                                                26
   Class R3                                                                 2
   Class R4                                                                92
   Class R5                                                               687
Administrative services fee                                           336,779
Plan administration services fee
   Class R2                                                               129
   Class R3                                                                 5
   Class R4                                                               460
Compensation of board members                                           7,671
Custodian fees                                                         35,580
Printing and postage                                                   59,950
Registration fees                                                      26,600
Professional fees                                                      18,961
Other                                                                  13,116
-----------------------------------------------------------------------------
Total expenses                                                      7,397,888
   Expenses waived/reimbursed by the Investment Manager and
      its affiliates                                                 (579,541)
-----------------------------------------------------------------------------
                                                                    6,818,347
   Earnings and bank fee credits on cash balances                     (24,366)
-----------------------------------------------------------------------------
Total net expenses                                                  6,793,981
-----------------------------------------------------------------------------
Investment income (loss) -- net                                       576,124
-----------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on security transactions                  43,101,833
Net change in unrealized appreciation (depreciation) on
   investments
   and on translation of assets and liabilities in foreign
   currencies                                                    (171,305,009)
-----------------------------------------------------------------------------
Net gain (loss) on investments and foreign currencies            (128,203,176)
-----------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                                   $(127,627,052)
=============================================================================

The accompanying Notes to Financial Statements are an integral part of this statement.

--------------------------------------------------------------------------------

                  RIVERSOURCE SMALL CAP VALUE FUND -- 2007 SEMIANNUAL REPORT  27

STATEMENTS OF CHANGES IN NET ASSETS

                                                      SIX MONTHS ENDED
                                                       NOV. 30, 2007        YEAR ENDED
                                                        (UNAUDITED)        MAY 31, 2007
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                        $     576,124      $   (2,791,844)
Net realized gain (loss) on investments                   43,101,833         113,183,048
Net change in unrealized appreciation (depreciation)
   on investments and on translation of assets and
   liabilities in foreign currencies                    (171,305,009)         62,428,714
----------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                           (127,627,052)        172,819,918
----------------------------------------------------------------------------------------
Distributions to shareholders from:
   Net realized gain
      Class A                                                     --        (120,411,868)
      Class B                                                     --         (48,590,572)
      Class C                                                     --          (3,381,147)
      Class I                                                     --          (4,666,056)
      Class R2                                                    --                (880)
      Class R3                                                    --                (880)
      Class R4                                                    --             (46,739)
      Class R5                                                    --                (880)
----------------------------------------------------------------------------------------
Total distributions                                               --        (177,099,022)
----------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

 28 RIVERSOURCE SMALL CAP VALUE FUND -- 2007 SEMIANNUAL REPORT

                                                      SIX MONTHS ENDED
                                                       NOV. 30, 2007        YEAR ENDED
                                                        (UNAUDITED)        MAY 31, 2007
CAPITAL SHARE TRANSACTIONS
Proceeds from sales
   Class A shares                                         37,488,781          86,270,138
   Class B shares                                          4,481,503          18,068,902
   Class C shares                                            463,565           1,519,024
   Class I shares                                          1,091,500          13,617,036
   Class R2 shares                                           232,926               5,000
   Class R3 shares                                                --               5,000
   Class R4 shares                                            70,848             107,533
   Class R5 shares                                        12,329,630               5,000
Reinvestment of distributions at net asset value
   Class A shares                                                 --         118,759,818
   Class B shares                                                 --          47,887,092
   Class C shares                                                 --           3,296,187
   Class I shares                                                 --           4,664,140
   Class R4 shares                                                --              44,171
Payments for redemptions
   Class A shares                                       (129,113,882)       (208,234,304)
   Class B shares                                        (59,865,044)        (96,170,565)
   Class C shares                                         (2,849,948)         (5,567,375)
   Class I shares                                         (3,513,667)         (4,811,306)
   Class R2 shares                                              (640)                 --
   Class R4 shares                                           (27,541)            (48,840)
   Class R5 shares                                          (687,383)                 --
----------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share
   transactions                                         (139,899,352)        (20,583,349)
----------------------------------------------------------------------------------------
Total increase (decrease) in net assets                 (267,526,404)        (24,862,453)
Net assets at beginning of period                        987,865,729       1,012,728,182
----------------------------------------------------------------------------------------
Net assets at end of period                            $ 720,339,325      $  987,865,729
========================================================================================
Undistributed net investment income                    $     788,078      $      211,954
----------------------------------------------------------------------------------------

The accompanying Notes to Financial Statements are an integral part of this statement.

--------------------------------------------------------------------------------

                  RIVERSOURCE SMALL CAP VALUE FUND -- 2007 SEMIANNUAL REPORT  29

NOTES TO FINANCIAL STATEMENTS

(Unaudited as to Nov. 30, 2007)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

RiverSource Small Cap Value Fund (the Fund) is a series of RiverSource Managers Series, Inc. and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. RiverSource Managers Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the Board. The Fund invests primarily in small cap companies with market capitalization, at the time of investment, of up to $2.5 billion or that fall within the range of the Russell 2000 Value Index.

The Fund offers Class A, Class B, Class C, Class I, Class R2, Class R3, Class R4 and Class R5 shares.

-  Class A shares are sold with a front-end sales charge.

- Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares during the ninth year of ownership.

-  Class C shares may be subject to a CDSC.

- Class I, Class R2, Class R3, Class R4 and Class R5 shares are sold without a front-end sales charge or CDSC and are offered to qualifying institutional investors.

At Nov. 30, 2007, RiverSource Investments, LLC (the Investment Manager) and the affiliated funds-of funds, owned 100% of Class I shares, and the Investment Manager owned 100% of Class R3 shares.

All classes of shares have identical voting, dividend and liquidation rights. Class specific expenses (e.g., distribution and service fees, transfer agency fees, plan administration services fees) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

The Fund's significant accounting policies are summarized below:

USE OF ESTIMATES

Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

VALUATION OF SECURITIES

All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at

--------------------------------------------------------------------------------

 30 RIVERSOURCE SMALL CAP VALUE FUND -- 2007 SEMIANNUAL REPORT the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. The procedures adopted by the Board of Directors of the funds generally contemplate the use of fair valuation in the event that price quotations or valuations are not readily available, price quotations or valuations from other sources are not reflective of market value and thus deemed unreliable, or a significant event has occurred in relation to a security or class of securities (such as foreign securities) that is not reflected in price quotations or valuations from other sources. A fair value price is a good faith estimate of the value of a security at a given point in time.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange, including significant movements in the U.S. market after foreign exchanges have closed. Accordingly, in those situations, Ameriprise Financial, Inc. (Ameriprise Financial), parent company of the Investment Manager, as administrator to the Fund, will fair value foreign securities pursuant to procedures adopted by the Board of Directors of the funds, including utilizing a third party pricing service to determine these fair values. These procedures take into account multiple factors, including movements in the U.S. securities markets, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange.

Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

OPTION TRANSACTIONS

To produce incremental earnings, protect gains, and facilitate buying and selling of securities for investments, the Fund may buy and write options traded on any U.S. or foreign exchange or in the over-the-counter market where completing the obligation depends upon the credit standing of the other party. Cash collateral may be collected by the Fund to secure certain over-the-counter options trades. Cash collateral held by the Fund for such option trades must be returned to the counterparty upon closure, exercise or expiration of the contract. The Fund also may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option

--------------------------------------------------------------------------------

                  RIVERSOURCE SMALL CAP VALUE FUND -- 2007 SEMIANNUAL REPORT 31 is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid. During the six months ended Nov. 30, 2007, the Fund had no outstanding option contracts.

FUTURES TRANSACTIONS

To gain exposure to or protect itself from market changes, the Fund may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Fund also may buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Futures are valued daily based upon the last sale price at the close of market on the principal exchange on which they are traded. Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. At Nov. 30, 2007, the Fund had no outstanding futures contracts.

FOREIGN CURRENCY TRANSLATIONS AND FORWARD FOREIGN CURRENCY CONTRACTS

Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the Statement of operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

The Fund may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing

--------------------------------------------------------------------------------

 32 RIVERSOURCE SMALL CAP VALUE FUND -- 2007 SEMIANNUAL REPORT service. The Fund is subject to the credit risk that the other party will not complete its contract obligations. At Nov. 30, 2007, the Fund had no outstanding forward foreign currency contracts.

GUARANTEES AND INDEMNIFICATIONS

Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

FEDERAL TAXES

The Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income or excise taxes is thus required.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of deferred losses on certain futures contracts, the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

RECENT ACCOUNTING PRONOUNCEMENTS

On Sept. 20, 2006, the Financial Accounting Standards Board (FASB) released Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" (SFAS 157). SFAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of SFAS 157 is required for fiscal years beginning after Nov. 15, 2007 and interim periods within those fiscal years. The impact of SFAS 157 on the Fund's financial statements is being evaluated.

In June 2006, the FASB issued FASB Interpretation 48 (FIN 48), "Accounting for Uncertainty in Income Taxes." FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement 109, "Accounting for Income Taxes." FIN 48 prescribes a two-step process to recognize and measure a tax position taken or expected to be taken in a tax return. The first step is to determine whether a tax position has met the more-likely-than-not recognition threshold and the second step is to measure a tax position that meets the threshold

--------------------------------------------------------------------------------

                  RIVERSOURCE SMALL CAP VALUE FUND -- 2007 SEMIANNUAL REPORT 33 to determine the amount of benefit to recognize. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 has been adopted by the Fund and there is no material impact on the Fund.

DIVIDENDS TO SHAREHOLDERS

An annual dividend from net investment income, declared and paid at the end of the calendar year, when available, is reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the income dividend.

OTHER

Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date and interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

2. EXPENSES AND SALES CHARGES

Under an Investment Management Services Agreement, the Investment Manager determines which securities will be purchased, held or sold. The management fee is a percentage of the Fund's average daily net assets that declines from 0.97% to 0.87% annually as the Fund's assets increase. The fee may be adjusted upward or downward by a performance incentive adjustment determined monthly by measuring the percentage difference over a rolling 12-month period between the performance of one Class A share of the Fund and the change to the Lipper Small-Cap Value Funds Index. In certain circumstances, the Board may approve a change in the Index. The maximum adjustment is 0.12% per year. If the performance difference is less than 0.50%, the adjustment will be zero. The adjustment decreased the fee by $91,242 for the six months ended Nov. 30, 2007. The management fee for the six months ended Nov. 30, 2007, was 0.92% of the Fund's average daily net assets, including an adjustment under the terms of the performance incentive arrangement.

The Investment Manager has Subadvisory Agreements with Barrow, Hanley, Mewhinney & Strauss, Inc., Donald Smith & Co., Inc., Franklin Portfolio Associates LLC and Metropolitan West Capital Management, LLC each of which subadvises a portion of the assets of the Fund. New investments in the Fund, net of any redemptions, are allocated in accordance with the Investment Manager's determination of the allocation that is in the best interests of the shareholders. Each subadviser's proportionate share of investments in the Fund will vary due to market fluctuations. The Investment Manager contracts with and compensates each subadviser to manage the investment of the Fund's assets.

Under an Administrative Services Agreement, the Fund pays Ameriprise Financial a fee for administration and accounting services at a percentage of the Fund's

--------------------------------------------------------------------------------

 34 RIVERSOURCE SMALL CAP VALUE FUND -- 2007 SEMIANNUAL REPORT average daily net assets that declines from 0.08% to 0.05% annually as the Fund's assets increase. The fee for the six months ended Nov. 30, 2007, was 0.08% of the Fund's average daily net assets.

Other expenses in the amount of $3,509 are for, among other things, certain expenses of the Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board.

Compensation of Board members includes, for a former Board Chair, compensation as well as retirement benefits. Certain other aspects of a former Board Chair's compensation, including health benefits and payment of certain other expenses, are included under other expenses.

Under a Deferred Compensation Plan (the Plan), non-interested board members may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or other RiverSource funds. The Fund's liability for these amounts is adjusted for the market value changes and remains in the Fund until distributed in accordance with the Plan.

Under a Transfer Agency Agreement, RiverSource Service Corporation (the Transfer Agent) maintains shareholder accounts and records. The Fund pays the Transfer Agent an annual fee per shareholder account for this service as follows:

-  Class A $19.50

-  Class B $20.50

-  Class C $20.00

The Fund pays the Transfer Agent an annual asset-based fee at a rate of 0.05% of the Fund's average daily net assets attributable to Class R2, Class R3, Class R4 and Class R5 shares.

The Transfer Agent charges an annual fee of $5 per inactive account, charged on a pro rata basis for 12 months from the date the account becomes inactive. These fees are included in the transfer agency fees on the Statement of operations.

Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund's average daily net assets attributable to Class R2, Class R3 and Class R4 shares for the provision of various administrative, recordkeeping, communication and educational services.

The Fund has an agreement with RiverSource Distributors, Inc. (the Distributor) for distribution and shareholder services. Prior to Oct. 1, 2007, Ameriprise Financial Services, Inc. also served as a principal underwriter and distributor to the Fund. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the

--------------------------------------------------------------------------------

                  RIVERSOURCE SMALL CAP VALUE FUND -- 2007 SEMIANNUAL REPORT  35

Fund pays a fee at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class A and R3 shares, a fee at an annual rate of up to 0.50% of the Fund's average daily net assets attributable to Class R2 shares and a fee at an annual rate of up to 1.00% of the Fund's average daily net assets attributable to Class B and Class C shares.

Sales charges received by the Distributor for distributing Fund shares were $286,089 for Class A, $85,769 for Class B and $668 for Class C for the six months ended Nov. 30, 2007.

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). Because the acquired funds have varied expense and fee levels and the Fund may own different proportions of underlying funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.

For the six months ended Nov. 30, 2007, the Investment Manager and its affiliates waived/reimbursed certain fees and expenses such that net expenses (excluding fees and expenses of acquired funds) were 1.39% for Class A, 2.15% for Class B, 2.15% for Class C, 0.98% for Class I, 1.77% for Class R2, 1.28% for Class R3, 1.01% for Class R4 and 0.96% for Class R5. Of these waived/reimbursed fees and expenses, the transfer agency fees at the class level were $244,933, $89,055, $6,483 and $37 for Class A, Class B, Class C and Class R4, respectively, and the plan administrative services fees at the class level were $8, $5 and $460 for Class R2, Class R3 and Class R4. The management fees at the Fund level were $238,560. In addition, the Investment Manager and its affiliates have contractually agreed to waive certain fees and expenses until May 31, 2008, such that net expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment, will not exceed 1.41% for Class A, 2.17% for Class B, 2.17% for Class C, 1.00% for Class I, 1.80% for Class R2, 1.55% for Class R3, 1.28% for Class R4 and 1.05% for Class R5 of the Fund's average daily net assets, unless sooner terminated at the discretion of the Board.

During the six months ended Nov. 30, 2007, the Fund's transfer agency fees were reduced by $24,366 as a result of bank fee credits from overnight cash balances.

The Fund pays custodian fees to Ameriprise Trust Company, a subsidiary of Ameriprise Financial.

3. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $190,642,602 and $305,651,741, respectively, for the six

--------------------------------------------------------------------------------

 36 RIVERSOURCE SMALL CAP VALUE FUND -- 2007 SEMIANNUAL REPORT months ended Nov. 30, 2007. Realized gains and losses are determined on an identified cost basis.

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the periods indicated are as follows:

                                               SIX MONTHS ENDED NOV. 30, 2007
                                            ISSUED FOR
                                            REINVESTED                             NET
                                SOLD       DISTRIBUTIONS     REDEEMED      INCREASE (DECREASE)
----------------------------------------------------------------------------------------------
Class A                       5,874,515             --      (21,435,774)       (15,561,259)
Class B                         764,766             --      (10,091,277)        (9,326,511)
Class C                          79,141             --         (494,564)          (415,423)
Class I                         174,381             --         (554,611)          (380,230)
Class R2                         38,670             --             (105)            38,565
Class R3                             --             --               --                 --
Class R4                         11,594             --           (4,687)             6,907
Class R5                      2,006,856             --         (117,009)         1,889,847


----------------------------------------------------------------------------------------------

                                                  YEAR ENDED MAY 31, 2007
                                            ISSUED FOR
                                            REINVESTED                             NET
                                SOLD       DISTRIBUTIONS     REDEEMED      INCREASE (DECREASE)
----------------------------------------------------------------------------------------------
Class A                      13,437,956     20,128,754      (32,230,542)        1,336,168
Class B                       2,913,172      8,475,639      (15,519,191)       (4,130,380)
Class C                         244,386        582,365         (893,921)          (67,170)
Class I                       2,086,766        776,063         (756,775)        2,106,054
Class R2*                           685             --               --               685
Class R3*                           685             --               --               685
Class R4                         16,372          7,424           (7,345)           16,451
Class R5*                           685             --               --               685
----------------------------------------------------------------------------------------------

* For the period from Dec. 11, 2006 (inception date) to May 31, 2007.

5. LENDING OF PORTFOLIO SECURITIES

In order to generate additional income, the Fund may lend securities representing up to one-third of the value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers of securities. The Fund receives collateral in the form of cash and U.S. government securities, equal to at least 100% of the value of securities loaned, which is marked to the market value of the loaned securities daily until the securities are returned, e.g., if the value of the securities on loan increases, additional cash collateral is provided by the borrower. The Investment Manager serves as securities lending agent for the Fund under the Investment Management Services Agreement pursuant to which the Fund has agreed to reimburse the Investment Manager for

--------------------------------------------------------------------------------

                  RIVERSOURCE SMALL CAP VALUE FUND -- 2007 SEMIANNUAL REPORT 37 expenses incurred by it in connection with the lending program, and pursuant to guidelines adopted by and under the oversight of the Board. At Nov. 30, 2007, securities valued at $26,779,545 were on loan to brokers. For collateral, the Fund received $29,766,400 in cash. Cash collateral received is invested in an affiliated money market fund and short-term securities, including U.S. government securities or other high-grade debt obligations, which are included in the "Portfolio of Investments." Income from securities lending amounted to $210,740 for the six months ended Nov. 30, 2007. Expenses paid to the Investment Manager were $7,046 for the six months ended Nov. 30, 2007, which are included in other expenses on the Statement of operations. The risks to the Fund of securities lending are that the borrower may not provide additional collateral when required or return the securities when due.

6. AFFILIATED MONEY MARKET FUND

The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The cost of the Fund's purchases and proceeds from sales of shares of the RiverSource Short-Term Cash Fund aggregated $230,441,218 and $260,916,218, respectively, for the six months ended Nov. 30, 2007.

7. BANK BORROWINGS

The Fund has entered into a revolving credit facility with a syndicate of banks headed by JPMorgan Chase Bank, N.A. (JPMCB), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility became effective on Oct. 18, 2007, replacing a prior credit facility. The credit facility agreement, which is a collective agreement between the Fund and certain other RiverSource funds, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each Fund based on its borrowings at a rate equal to the federal funds rate plus 0.30%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.06% per annum. Under the prior credit facility, a Fund paid interest on its outstanding borrowings at a rate equal to either the higher of the federal funds effective rate plus 0.40% or the JPMCB Prime Commercial Lending Rate. The Fund had no borrowings during the six months ended Nov. 30, 2007.

8. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc., was filed in the

--------------------------------------------------------------------------------

 38 RIVERSOURCE SMALL CAP VALUE FUND -- 2007 SEMIANNUAL REPORT

United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota. In response to defendants' motion to dismiss the complaint, the Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals on August 8, 2007.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), the parent company of RiverSource Investments, LLC (RiverSource Investments), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce
(MDOC) related to market timing activities. In connection with these matters, the SEC and MDOC issued orders (the Orders) alleging that AEFC violated certain provisions of the federal and Minnesota securities laws by failing to adequately disclose market timing activities by allowing certain identified market timers to continue to market time contrary to disclosures in mutual fund and variable annuity product prospectuses. The Orders also alleged that AEFC failed to implement procedures to detect and prevent market timing in 401(k) plans for employees of AEFC and related companies and failed to adequately disclose that there were no such procedures. Pursuant to the MDOC Order, the MDOC also alleged that AEFC allowed inappropriate market timing to occur by failing to have written policies and procedures and failing to properly supervise its employees.

As a result of the Orders, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. Pursuant to the terms of the Orders, AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to make presentations at least annually to its board of directors and the relevant mutual funds' board that include an overview of policies and procedures to prevent market timing, material changes to these policies and procedures and whether disclosures related to market timing are consistent with the SEC order and federal securities laws. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. In addition, AEFC

--------------------------------------------------------------------------------

                  RIVERSOURCE SMALL CAP VALUE FUND -- 2007 SEMIANNUAL REPORT 39 agreed to complete and submit to the MDOC a compliance review of its procedures regarding market timing within one year of the MDOC Order, including a summary of actions taken to ensure compliance with applicable laws and regulations and certification by a senior officer regarding compliance and supervisory procedures.

Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Boards of Directors/Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

--------------------------------------------------------------------------------

 40 RIVERSOURCE SMALL CAP VALUE FUND -- 2007 SEMIANNUAL REPORT

9. FINANCIAL HIGHLIGHTS

The tables below show certain important financial information for evaluating the Fund's results.

CLASS A

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED MAY 31,    2007(I)            2007              2006              2005              2004
Net asset value, beginning of
  period                          $6.56          $6.67             $6.62             $6.62             $5.04
------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
  OPERATIONS:
Net investment income (loss)        .01(b)          --              (.01)             (.02)             (.03)
Net gains (losses) (both
 realized and unrealized)          (.91)          1.17              1.10               .85              1.61
------------------------------------------------------------------------------------------------------------
Total from investment
 operations                        (.90)          1.17              1.09               .83              1.58
------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Distributions from realized
 gains                               --          (1.28)            (1.04)             (.83)               --
------------------------------------------------------------------------------------------------------------
Net asset value, end of
 period                           $5.66          $6.56             $6.67             $6.62             $6.62
------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                         $501           $682              $685              $747              $656
------------------------------------------------------------------------------------------------------------
Gross expenses prior to
 expense
 waiver/reimbursement(c),(d)      1.53%(e)       1.58%             1.49%             1.51%             1.51%
------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(c),(d)      1.39%(e),(f)     1.42%(f)        1.49%             1.51%             1.51%
------------------------------------------------------------------------------------------------------------
Net investment income (loss)       .32%(e)       (.08%)            (.09%)            (.24%)            (.50%)
------------------------------------------------------------------------------------------------------------
Portfolio turnover rate             25%            58%               77%               70%               97%
------------------------------------------------------------------------------------------------------------
Total return(g)                 (13.72%)(h)     19.76%            17.63%            12.30%            31.35%
------------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amount has been calculated using the average shares outstanding method.
(c) Expense ratio is before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e)  Adjusted to an annual basis.
(f) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(g)  Total return does not reflect payment of a sales charge.
(h)  Not annualized.
(i)  Six months ended Nov. 30, 2007 (Unaudited).

--------------------------------------------------------------------------------

                  RIVERSOURCE SMALL CAP VALUE FUND -- 2007 SEMIANNUAL REPORT  41

CLASS B

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED MAY 31,    2007(I)            2007              2006              2005              2004
Net asset value, beginning of
  period                          $6.26          $6.46             $6.45             $6.50             $4.97
------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
  OPERATIONS:
Net investment income (loss)       (.01)(b)       (.05)             (.06)             (.06)             (.07)
Net gains (losses) (both
 realized and unrealized)          (.87)          1.13              1.11               .84              1.60
------------------------------------------------------------------------------------------------------------
Total from investment
 operations                        (.88)          1.08              1.05               .78              1.53
------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Distributions from realized
 gains                               --          (1.28)            (1.04)             (.83)               --
------------------------------------------------------------------------------------------------------------
Net asset value, end of
 period                           $5.38          $6.26             $6.46             $6.45             $6.50
------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                         $174           $260              $296              $348              $349
------------------------------------------------------------------------------------------------------------
Gross expenses prior to
 expense
 waiver/reimbursement(c),(d)      2.29%(e)       2.34%             2.25%             2.28%             2.27%
------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(c),(d)      2.15%(e),(f)     2.18%(f)        2.25%             2.28%             2.27%
------------------------------------------------------------------------------------------------------------
Net investment income (loss)      (.44%)(e)      (.84%)            (.82%)            (.99%)           (1.25%)
------------------------------------------------------------------------------------------------------------
Portfolio turnover rate             25%            58%               77%               70%               97%
------------------------------------------------------------------------------------------------------------
Total return(g)                 (14.06%)(h)     18.93%            17.49%            11.72%            30.78%
------------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amount has been calculated using the average shares outstanding method.
(c) Expense ratio is before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e)  Adjusted to an annual basis.
(f) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(g)  Total return does not reflect payment of a sales charge.
(h)  Not annualized.
(i)  Six months ended Nov. 30, 2007 (Unaudited).

--------------------------------------------------------------------------------

 42 RIVERSOURCE SMALL CAP VALUE FUND -- 2007 SEMIANNUAL REPORT

CLASS C

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED MAY 31,    2007(I)            2007              2006              2005              2004
Net asset value, beginning of
 period                           $6.27          $6.48             $6.47             $6.52             $4.99
------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
  OPERATIONS:
Net investment income (loss)       (.01)(b)       (.05)             (.05)             (.07)             (.07)
Net gains (losses) (both
 realized and unrealized)          (.87)          1.12              1.10               .85              1.60
------------------------------------------------------------------------------------------------------------
Total from investment
 operations                        (.88)          1.07              1.05               .78              1.53
------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Distributions from realized
 gains                               --          (1.28)            (1.04)             (.83)               --
------------------------------------------------------------------------------------------------------------
Net asset value, end of
 period                           $5.39          $6.27             $6.48             $6.47             $6.52
------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                          $13            $18               $19               $21               $21
------------------------------------------------------------------------------------------------------------
Gross expenses prior to
 expense
 waiver/reimbursement(c),(d)      2.28%(e)       2.34%             2.25%             2.28%             2.27%
------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(c),(d)      2.15%(e),(f)     2.18%(f)        2.25%             2.28%             2.27%
------------------------------------------------------------------------------------------------------------
Net investment income (loss)      (.43%)(e)      (.80%)            (.82%)            (.99%)           (1.25%)
------------------------------------------------------------------------------------------------------------
Portfolio turnover rate             25%            58%               77%               70%               97%
------------------------------------------------------------------------------------------------------------
Total return(g)                 (14.03%)(h)     18.71%            17.46%            11.70%            30.66%
------------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amount has been calculated using the average shares outstanding method.
(c) Expense ratio is before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e)  Adjusted to an annual basis.
(f) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(g)  Total return does not reflect payment of a sales charge.
(h)  Not annualized.
(i)  Six months ended Nov. 30, 2007 (Unaudited).

--------------------------------------------------------------------------------

                  RIVERSOURCE SMALL CAP VALUE FUND -- 2007 SEMIANNUAL REPORT  43

CLASS I

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED MAY 31,    2007(J)            2007              2006              2005           2004(B)
Net asset value, beginning of
 period                           $6.69          $6.75             $6.68             $6.65             $6.89
------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
  OPERATIONS:
Net investment income (loss)        .02(c)         .02               .02                --              (.01)
Net gains (losses) (both
 realized and unrealized)          (.92)          1.20              1.09               .86              (.23)
------------------------------------------------------------------------------------------------------------
Total from investment
 operations                        (.90)          1.22              1.11               .86              (.24)
------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Distributions from realized
 gains                               --          (1.28)            (1.04)             (.83)               --
------------------------------------------------------------------------------------------------------------
Net asset value, end of
 period                           $5.79          $6.69             $6.75             $6.68             $6.65
------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                          $21            $27               $13                $9                $4
------------------------------------------------------------------------------------------------------------
Gross expenses prior to
 expense
 waiver/reimbursement(d),(e)      1.03%(f)       1.10%             1.00%             1.02%             1.02%(f)
------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(e)       .98%(f),(g)     1.05%(g)        1.00%             1.02%             1.02%(f)
------------------------------------------------------------------------------------------------------------
Net investment income (loss)       .74%(f)        .31%              .38%              .25%             (.04%)(f)
------------------------------------------------------------------------------------------------------------
Portfolio turnover rate             25%            58%               77%               70%               97%
------------------------------------------------------------------------------------------------------------
Total return(h)                 (13.45%)(i)     20.29%            17.76%            12.74%            (3.48%)(i)
------------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from March 4, 2004 (inception date) to May 31, 2004.
(c) Per share amount has been calculated using the average shares outstanding method.
(d) Expense ratio is before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(h)  Total return does not reflect payment of a sales charge.
(i)  Not annualized.
(j)  Six months ended Nov. 30, 2007 (Unaudited).

--------------------------------------------------------------------------------

 44 RIVERSOURCE SMALL CAP VALUE FUND -- 2007 SEMIANNUAL REPORT

CLASS R2

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED MAY 31,    2007(J)         2007(B)
Net asset value, beginning of
 period                           $6.61          $7.30
------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
  OPERATIONS:
Net investment income (loss)        .00(c)          --
Net gains (losses) (both
 realized and unrealized)          (.92)           .59
------------------------------------------------------------------------------------------------------------
Total from investment
 operations                        (.92)           .59
------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Distributions from realized
 gains                               --          (1.28)
------------------------------------------------------------------------------------------------------------
Net asset value, end of
 period                           $5.69          $6.61
------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                          $--            $--
------------------------------------------------------------------------------------------------------------
Gross expenses prior to
 expense
 waiver/reimbursement(d),(e)      1.80%(f)       1.90%(f)
------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(e),(g)     1.77%(f)     1.78%(f)
------------------------------------------------------------------------------------------------------------
Net investment income (loss)       .08%(f)       (.42%)(f)
------------------------------------------------------------------------------------------------------------
Portfolio turnover rate             25%            58%
------------------------------------------------------------------------------------------------------------
Total return(h)                 (13.92%)(i)    (10.06%)(i)
------------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from Dec. 11, 2006 (inception date) to May 31, 2007.
(c) Per share amount has been calculated using the average shares outstanding method.
(d) Expense ratio is before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(h)  Total return does not reflect payment of a sales charge.
(i)  Not annualized.
(j)  Six months ended Nov. 30, 2007 (Unaudited).

--------------------------------------------------------------------------------

                  RIVERSOURCE SMALL CAP VALUE FUND -- 2007 SEMIANNUAL REPORT  45

CLASS R3

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED MAY 31,    2007(J)         2007(B)
Net asset value, beginning of
 period                           $6.62          $7.30
------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
  OPERATIONS:
Net investment income (loss)        .01(c)         .01
Net gains (losses) (both
 realized and unrealized)          (.91)           .59
------------------------------------------------------------------------------------------------------------
Total from investment
 operations                        (.90)           .60
------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Distributions from realized
 gains                               --          (1.28)
------------------------------------------------------------------------------------------------------------
Net asset value, end of
 period                           $5.72          $6.62
------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                          $--            $--
------------------------------------------------------------------------------------------------------------
Gross expenses prior to
 expense
 waiver/reimbursement(d),(e)      1.62%(f)       1.68%(f)
------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(e),(g)     1.28%(f)     1.53%(f)
------------------------------------------------------------------------------------------------------------
Net investment income (loss)       .43%(f)       (.17%)(f)
------------------------------------------------------------------------------------------------------------
Portfolio turnover rate             25%            58%
------------------------------------------------------------------------------------------------------------
Total return(h)                 (13.60%)(i)    (10.22%)(i)
------------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from Dec. 11, 2006 (inception date) to May 31, 2007.
(c) Per share amount has been calculated using the average shares outstanding method.
(d) Expense ratio is before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(h)  Total return does not reflect payment of a sales charge.
(i)  Not annualized.
(j)  Six months ended Nov. 30, 2007 (Unaudited).

--------------------------------------------------------------------------------

 46 RIVERSOURCE SMALL CAP VALUE FUND -- 2007 SEMIANNUAL REPORT

CLASS R4

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED MAY 31,    2007(I)            2007              2006              2005              2004
Net asset value, beginning of
 period                           $6.62          $6.71             $6.66             $6.65             $5.06
------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
  OPERATIONS:
Net investment income (loss)        .02(b)         .01               .01              (.01)             (.02)
Net gains (losses) (both
 realized and unrealized)          (.91)          1.18              1.08               .85              1.61
------------------------------------------------------------------------------------------------------------
Total from investment
 operations                        (.89)          1.19              1.09               .84              1.59
------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Distributions from realized
 gains                               --          (1.28)            (1.04)             (.83)               --
------------------------------------------------------------------------------------------------------------
Net asset value, end of
 period                           $5.73          $6.62             $6.71             $6.66             $6.65
------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                          $--            $--               $--               $--               $--
------------------------------------------------------------------------------------------------------------
Gross expenses prior to
 expense
 waiver/reimbursement(c),(d)      1.33%(e)       1.39%             1.30%             1.34%             1.34%
------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(c),(d)      1.01%(e),(f)     1.25%(f)        1.30%             1.34%             1.34%
------------------------------------------------------------------------------------------------------------
Net investment income (loss)       .72%(e)        .10%              .09%             (.07%)            (.33%)
------------------------------------------------------------------------------------------------------------
Portfolio turnover rate             25%            58%               77%               70%               97%
------------------------------------------------------------------------------------------------------------
Total return(g)                 (13.44%)(h)     19.95%            17.52%            12.42%            31.42%
------------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amount has been calculated using the average shares outstanding method.
(c) Expense ratio is before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e)  Adjusted to an annual basis.
(f) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(g)  Total return does not reflect payment of a sales charge.
(h)  Not annualized.
(i)  Six months ended Nov. 30, 2007 (Unaudited).

--------------------------------------------------------------------------------

                  RIVERSOURCE SMALL CAP VALUE FUND -- 2007 SEMIANNUAL REPORT  47

CLASS R5

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED MAY 31,    2007(J)         2007(B)
Net asset value, beginning of
 period                           $6.63          $7.30
------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
  OPERATIONS:
Net investment income (loss)        .03(c)         .02
Net gains (losses) (both
 realized and unrealized)          (.92)           .59
------------------------------------------------------------------------------------------------------------
Total from investment
 operations                        (.89)           .61
------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Distributions from realized
 gains                               --          (1.28)
------------------------------------------------------------------------------------------------------------
Net asset value, end of
 period                           $5.74          $6.63
------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                          $11            $--
------------------------------------------------------------------------------------------------------------
Gross expenses prior to
 expense
 waiver/reimbursement(d),(e)       .96%(f)       1.15%(f)
------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(e),(g)      .96%(f)     1.03%(f)
------------------------------------------------------------------------------------------------------------
Net investment income (loss)       .93%(f)        .33%(f)
------------------------------------------------------------------------------------------------------------
Portfolio turnover rate             25%            58%
------------------------------------------------------------------------------------------------------------
Total return(h)                 (13.42%)(i)     10.39%(i)
------------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from Dec. 11, 2006 (inception date) to May 31, 2007.
(c) Per share amount has been calculated using the average shares outstanding method.
(d) Expense ratio is before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(h)  Total return does not reflect payment of a sales charge.
(i)  Not annualized.
(j)  Six months ended Nov. 30, 2007 (Unaudited).

--------------------------------------------------------------------------------

 48 RIVERSOURCE SMALL CAP VALUE FUND -- 2007 SEMIANNUAL REPORT

PROXY VOTING

The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling RiverSource Funds at (888) 791-3380; contacting your financial institution; visiting riversource.com/funds; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting riversource.com/funds; or searching the website of the SEC at www.sec.gov.

--------------------------------------------------------------------------------

                  RIVERSOURCE SMALL CAP VALUE FUND -- 2007 SEMIANNUAL REPORT  49

CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

On April 12, 2007, Ernst & Young LLP was selected as the Fund's independent registered public accounting firm for the 2008 fiscal year. A majority of the Fund's Board of Directors, including a majority of the Independent Directors, approved the appointment of Ernst & Young LLP. The predecessor independent registered public accounting firm's reports on the Fund's financial statements for the year ended May 31, 2007 and the year ended May 31, 2006 contained no adverse opinion or disclaimer of opinion and were not qualified or modified as to uncertainty, audit scope or accounting principles. During such fiscal periods and through April 12, 2007 there were no disagreements between the Fund and the predecessor independent registered public accounting firm on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures, which such disagreements, if not resolved to the satisfaction of the predecessor independent registered public accounting firm, would have caused them to make reference to the subject matter of the disagreement in connection with their reports on the financial statements for such fiscal periods.

--------------------------------------------------------------------------------

 50 RIVERSOURCE SMALL CAP VALUE FUND -- 2007 SEMIANNUAL REPORT

     RIVERSOURCE(R) SMALL CAP VALUE FUND

     734 Ameriprise Financial Center

     Minneapolis, MN 55474

     RIVERSOURCE.COM/FUNDS

                                        This report must be accompanied or preceded by
                                        the Fund's current prospectus. RiverSource(R)
                                        mutual funds are distributed by RiverSource
                                        Distributors, Inc., Member FINRA, and managed
                                        by RiverSource Investments, LLC. These
                                        companies are part of Ameriprise Financial,
                                        Inc.
       (RIVERSOURCE INVESTMENTS LOGO)   (C) 2008 RiverSource Distributors, Inc.                            S-6250 H (1/08)

Semiannual Report

                                                  (RIVERSOURCE INVESTMENTS LOGO)

RIVERSOURCE(R)
VALUE FUND

SEMIANNUAL REPORT FOR
THE PERIOD ENDED
NOVEMBER 30, 2007


RIVERSOURCE VALUE FUND SEEKS TO
PROVIDE SHAREHOLDERS WITH
LONG-TERM CAPITAL GROWTH. INCOME
IS A SECONDARY OBJECTIVE.

TABLE OF CONTENTS

Fund Snapshot.......................      3

Performance Summary.................      5

Questions & Answers
   with Portfolio Management........      7

Fund Expenses Example...............     10

Portfolio of Investments............     12

Financial Statements................     16

Notes to Financial Statements.......     19

Proxy Voting........................     35

Change in Independent Registered
   Public Accounting Firm...........     35

          (DALBAR LOGO)

The RiverSource mutual fund
shareholder reports have been
awarded the Communications Seal
from Dalbar Inc., an independent
financial services research firm.
The Seal recognizes communications
demonstrating a level of
excellence in the industry.
--------------------------------------------------------------------------------

 2 RIVERSOURCE VALUE FUND -- 2007 SEMIANNUAL REPORT

FUND SNAPSHOT AT NOV. 30, 2007 (UNAUDITED)

FUND OBJECTIVE

RiverSource Value Fund seeks to provide shareholders with long-term capital growth. Income is a secondary objective.

SECTOR BREAKDOWN*

Percentage of portfolio assets

                                  (PIE CHART)

Other(1)                                                18.9%
Health Care                                              7.7%
Information Technology                                   7.9%
Telecommunication Services                               9.1%
Financials                                              21.4%
Industrials                                             19.7%
Energy                                                  15.3%

 * Sectors can be comprised of several industries. Please refer to the section entitled "Portfolio of Investments" for a complete listing. No single industry exceeds 25% of portfolio assets.
(1) Includes Materials 5.1%, Consumer Staples 5.0%, Utilities 4.2%, Consumer Discretionary 3.6% and Cash & Cash Equivalents 1.0%.

TOP TEN HOLDINGS

Percentage of portfolio assets

AT&T                                  3.7%
General Electric                      3.6%
Caterpillar                           2.7%
Bank of America                       2.5%
Loews-Carolina Group                  2.2%
Intel                                 2.0%
Citigroup                             2.0%
Travelers Companies                   2.0%
Chevron                               2.0%
ACE                                   1.8%

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

--------------------------------------------------------------------------------

                             RIVERSOURCE VALUE FUND -- 2007 SEMIANNUAL REPORT  3

FUND SNAPSHOT AT NOV. 30, 2007 (UNAUDITED)

STYLE MATRIX


          STYLE
VALUE    BLEND    GROWTH
   X                          LARGE
                              MEDIUM      SIZE
                              SMALL

Shading within the style matrix indicates areas in which the Fund generally invests.

The style matrix can be a valuable tool for constructing and monitoring your portfolio. It provides a frame of reference for distinguishing the types of stocks or bonds owned by a mutual fund, and serves as a guideline for helping you build a portfolio.

Investment products, including shares of mutual funds, are not federally or FDIC-insured, are not deposits or obligations of, or guaranteed by any financial institution, and involve investment risks including possible loss of principal and fluctuation in value.
PORTFOLIO MANAGERS

                             YEARS IN INDUSTRY
Warren Spitz                           23
Steve Schroll                          26
Laton Spahr, CFA                        9
Paul Stocking                          20

FUND FACTS

                        TICKER SYMBOL   INCEPTION DATE
Class A                     AVLAX          06/18/01
Class B                     AVFBX          06/18/01
Class C                     AVUCX          06/18/01
Class I                     AUEIX          03/04/04
Class R4                       --          06/18/01
Total net assets                        $308.4 million
Number of holdings                              122

--------------------------------------------------------------------------------

 4 RIVERSOURCE VALUE FUND -- 2007 SEMIANNUAL REPORT

PERFORMANCE SUMMARY

                             PERFORMANCE COMPARISON
                  For the six-month period ended Nov. 30, 2007

                                  (BAR CHART)

RiverSource Value Fund Class A (excluding sales
  charge)                                              -1.94%

Russell 1000(R)Value Index(1) (unmanaged)              -7.33%

Lipper Large-Cap Value Funds Index(2)                  -4.83%

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial institution or visiting riversource.com/funds.

The 5.75% sales charge applicable to Class A shares of the Fund is not reflected in the bar chart. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses.

The indices do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes.

It is not possible to invest directly in an index.

(1) The Russell 1000 Value Index, an unmanaged index, measures the performance of those stocks in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values. The index reflects reinvestment of all distributions and changes in market prices.
(2) The Lipper Large-Cap Value Funds Index includes the 30 largest large-cap value funds tracked by Lipper Inc. The index's returns include net reinvested dividends. The Fund's performance is currently measured against this index for purposes of determining the performance incentive adjustment.

ANNUAL OPERATING EXPENSE RATIO (AS OF THE CURRENT PROSPECTUS)

                                                  TOTAL                   NET EXPENSES(A)
Class A                                           1.29%                        1.22%
Class B                                           2.06%                        1.98%
Class C                                           2.05%                        1.98%
Class I                                           0.84%                        0.83%
Class R4                                          1.14%                        1.09%

(a) The Investment Manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until May 31, 2008, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment (that decreased the management fee by 0.01%), will not exceed 1.23% for Class A, 1.99% for Class B, 1.99% for Class C, 0.84% for Class I and 1.10% for Class R4.

--------------------------------------------------------------------------------

                             RIVERSOURCE VALUE FUND -- 2007 SEMIANNUAL REPORT  5

PERFORMANCE SUMMARY

AVERAGE ANNUAL TOTAL RETURNS

AT NOV. 30, 2007
                                                                                SINCE
WITHOUT SALES CHARGE                 6 MONTHS*   1 YEAR   3 YEARS   5 YEARS   INCEPTION
 Class A (inception 6/18/01)          -1.94%     +6.42%   +9.11%    +11.63%    +6.01%
 Class B (inception 6/18/01)          -2.54%     +5.42%   +8.25%    +10.72%    +5.21%
 Class C (inception 6/18/01)          -2.36%     +5.48%   +8.26%    +10.75%    +5.27%
 Class I (inception 3/4/04)           -1.93%     +6.67%   +9.54%       N/A     +8.72%
 Class R4 (inception 6/18/01)         -1.76%     +6.64%   +9.37%    +11.85%    +6.21%

WITH SALES CHARGE
 Class A (inception 6/18/01)          -7.65%     +0.26%   +6.97%    +10.30%    +5.06%
 Class B (inception 6/18/01)          -7.41%     +0.70%   +7.10%    +10.46%    +5.21%
 Class C (inception 6/18/01)          -3.33%     +4.54%   +8.26%    +10.75%    +5.27%

AT DEC. 31, 2007
                                                                                SINCE
WITHOUT SALES CHARGE                 6 MONTHS*   1 YEAR   3 YEARS   5 YEARS   INCEPTION
 Class A (inception 6/18/01)          -1.75%     +3.41%   +7.71%    +12.89%    +5.85%
 Class B (inception 6/18/01)          -1.99%     +2.72%   +6.92%    +12.08%    +5.08%
 Class C (inception 6/18/01)          -2.03%     +2.66%   +6.85%    +12.06%    +5.11%
 Class I (inception 3/4/04)           -1.64%     +3.86%   +8.13%       N/A     +8.40%
 Class R4 (inception 6/18/01)         -1.53%     +3.79%   +7.94%    +13.16%    +6.05%

WITH SALES CHARGE
 Class A (inception 6/18/01)          -7.35%     -2.61%   +5.60%    +11.57%    +4.91%
 Class B (inception 6/18/01)          -5.82%     -1.30%   +6.02%    +11.83%    +5.08%
 Class C (inception 6/18/01)          -2.79%     +1.86%   +6.85%    +12.06%    +5.11%

Class A share performance reflects the maximum sales charge of 5.75%. Class B share performance reflects a contingent deferred sales charge (CDSC) applied as follows: first year 5%; second and third years 4%; fourth year 3%; fifth year 2%; sixth year 1%; no sales charge thereafter. Class C shares may be subject to a 1% CDSC if shares are sold within one year after purchase. Sales charges do not apply to Class I and Class R4 shares. Class I and Class R4 shares are available to institutional investors only.

* Not annualized.

--------------------------------------------------------------------------------

 6 RIVERSOURCE VALUE FUND -- 2007 SEMIANNUAL REPORT

QUESTIONS & ANSWERS WITH PORTFOLIO MANAGEMENT

RiverSource Value Fund declined 1.94% for the six months ended Nov. 30, 2007 (Class A shares, excluding sales charges), outperforming the Fund's benchmark, the Russell 1000(R) Value Index (Russell Index), which declined 7.33% for the period. The Fund also outperformed its peer group, as represented by the Lipper Large-Cap Value Funds Index, which was down 4.83% for the period.

Lord, Abbett & Co. LLC (Lord Abbett), an independent money management firm, managed the RiverSource Value Fund portfolio. Below, Lord Abbett discusses the Fund's results and positioning for the semiannual period. As of Nov. 16, 2007, the Contrarian Equity Team of RiverSource Investments, LLC provides all investment management services to the Fund.

Q: What factors significantly impacted performance for the period?

   LORD ABBETT: The Fund's underweight of the financials sector was the largest contributor to performance. This reduced exposure proved helpful when escalating turmoil in the credit markets burdened financial institutions. Stock selection within financials also contributed to performance with Bank of New York Mellon, for example, advancing despite the volatile financial market environment. This large bank continued to report impressive earnings, benefiting from synergies gained from its July 2007 merger. Stock selection within the materials sector contributed to performance, with mining companies Barrick Gold and Freeport-McMoRan Copper & Gold benefiting from continued strong global demand and higher commodity prices driven by a weak U.S. dollar. Additionally, stock selection within the information technology sector also helped performance. For instance, Juniper Networks, a developer of networking solutions, reported strong results from new and existing product lines.

   An underweight of the energy sector detracted from performance, as declining oil inventories pushed crude oil prices above $90 per barrel for the first time. Also, an underweight of the utilities sector hurt performance; the Fund lacked exposure to stocks within the sector that offered strong performance during the period. The portfolio's turnover rate for the period was 108%.

   STOCK SELECTION WITHIN FINANCIALS ALSO CONTRIBUTED TO PERFORMANCE WITH BANK OF NEW YORK MELLON, FOR EXAMPLE, ADVANCING DESPITE THE VOLATILE FINANCIAL MARKET ENVIRONMENT. - LORD ABBETT


--------------------------------------------------------------------------------

                             RIVERSOURCE VALUE FUND -- 2007 SEMIANNUAL REPORT  7

QUESTIONS & ANSWERS

Q: What changes did you make to the Fund's portfolio during the period?

   LORD ABBETT: During the period, we increased our exposure to financial services, as the industry's decline presented select opportunities to purchase on the downside. However, we continued to underweight this sector. We also added exposure to the auto industry in the consumer discretionary sector and the transportation industry in the industrials sector. In addition, we reduced the Fund's exposure to the utilities sector.

   CONTRARIAN EQUITY TEAM: We have completed our transition of the Fund's portfolio to match our contrarian conviction. Overall, the changes we made during the last few weeks of the period placed an emphasis on cyclical industries over consumer-related holdings. We continue to believe this focus is prudent amidst the housing slowdown and credit market turmoil facing consumers. The Fund has greater exposure to cyclical industries including, materials and industrials. In addition, the Fund has modest positions in utilities and financials, as capital markets firms have been impacted by slowed merger and acquisition activity.

   OVERALL, THE CHANGES WE MADE DURING THE LAST FEW WEEKS OF THE PERIOD PLACED AN EMPHASIS ON CYCLICAL INDUSTRIES OVER CONSUMER-RELATED HOLDINGS. - CONTRARIAN EQUITY TEAM


Q: What is the Fund's tactical view and strategy for the months ahead?

   CONTRARIAN EQUITY TEAM: During the past several months, the global macroeconomic environment has grown increasingly uncertain, as financial market and housing concerns have led to continued economic softening. Given this backdrop, we are maintaining the Fund's greater exposure to cyclical industries, including basic materials, producer durables, industrials and energy. At the same time, we intend to maintain the Fund's already modest exposure to financial services in favor of these more attractive sectors given ongoing concerns regarding the capital and credit markets in the U.S.

--------------------------------------------------------------------------------

 8 RIVERSOURCE VALUE FUND -- 2007 SEMIANNUAL REPORT

QUESTIONS & ANSWERS

   We take larger positions in sectors, industries or individual stocks when we believe we have identified factors that other investors have either missed or ignored or strongly disagree with, and that have the potential to move the share values higher. We will continue to emphasize stocks with attractive valuations and will generally invest in equities across the market capitalization sectors with an emphasis on large-cap stocks.

Any specific securities mentioned are for illustrative purposes only and are not a complete list of securities that have increased or decreased in value. The views expressed in this statement reflect those of the portfolio manager(s) only through the end of the period of the report as stated on the cover and do not necessarily represent the views of RiverSource Investments, LLC (RiverSource) or any subadviser to the Fund or any other person in the RiverSource or subadviser organizations. Any such views are subject to change at any time based upon market or other conditions and RiverSource disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a RiverSource Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any RiverSource Fund.
--------------------------------------------------------------------------------

                             RIVERSOURCE VALUE FUND -- 2007 SEMIANNUAL REPORT  9

FUND EXPENSES EXAMPLE

(UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, which may include management fees; distribution and service (12b-1) fees; and other Fund fees and expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. In addition to the ongoing expenses which the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). The Fund's indirect expense from investing in the acquired funds is based on the Fund's pro rata portion of the cumulative expenses charged by the acquired funds using the acquired funds expense ratio as of the most recent shareholder report.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the six months ended Nov 30, 2007.

ACTUAL EXPENSES

The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses paid during the period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------

 10 RIVERSOURCE VALUE FUND -- 2007 SEMIANNUAL REPORT

                              BEGINNING        ENDING         EXPENSES
                            ACCOUNT VALUE   ACCOUNT VALUE    PAID DURING     ANNUALIZED
                            JUNE 1, 2007    NOV. 30, 2007   THE PERIOD(A)   EXPENSE RATIO
 Class A
   Actual(b)                   $1,000         $  980.60         $5.69           1.15%
   Hypothetical
   (5% return before
   expenses)                   $1,000         $1,019.25         $5.81           1.15%
 Class B
   Actual(b)                   $1,000         $  974.60         $9.38           1.90%
   Hypothetical
   (5% return before
   expenses)                   $1,000         $1,015.50         $9.57           1.90%
 Class C
   Actual(b)                   $1,000         $  976.40         $9.39           1.90%
   Hypothetical
   (5% return before
   expenses)                   $1,000         $1,015.50         $9.57           1.90%
 Class I
   Actual(b)                   $1,000         $  980.70         $3.71            .75%
   Hypothetical
   (5% return before
   expenses)                   $1,000         $1,021.25         $3.79            .75%
 Class R4
   Actual(b)                   $1,000         $  982.40         $5.06           1.02%
   Hypothetical
   (5% return before
   expenses)                   $1,000         $1,019.90         $5.15           1.02%

(a) Expenses are equal to the Fund's annualized expense ratio as indicated above, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).
(b) Based on the actual return for the six months ended Nov. 30, 2007: -1.94% for Class A, -2.54% for Class B,
     -2.36% for Class C, -1.93% for Class I and -1.76% for Class R4.

--------------------------------------------------------------------------------

                            RIVERSOURCE VALUE FUND -- 2007 SEMIANNUAL REPORT  11

PORTFOLIO OF INVESTMENTS

NOV. 30, 2007 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES

COMMON STOCKS (99.1%)
ISSUER                                            SHARES                    VALUE(A)

AEROSPACE & DEFENSE (1.2%)
Goodrich                                              22,541              $1,606,948
Honeywell Intl                                        35,901               2,032,715
                                                                     ---------------
Total                                                                      3,639,663
------------------------------------------------------------------------------------

AIR FREIGHT & LOGISTICS (0.4%)
United Parcel Service Cl B                            18,766               1,382,679
------------------------------------------------------------------------------------

AIRLINES (1.2%)
AMR                                                   42,772(b)              905,910
Continental Airlines Cl B                             13,592(b)              382,615
Delta Air Lines                                       31,896(b)              630,265
Northwest Airlines                                    18,448(b)              335,385
UAL                                                   11,825(b)              484,116
US Airways Group                                      39,187(b)              813,914
                                                                     ---------------
Total                                                                      3,552,205
------------------------------------------------------------------------------------

AUTOMOBILES (1.7%)
Ford Motor                                           432,741(b)            3,249,885
General Motors                                        68,958               2,057,017
                                                                     ---------------
Total                                                                      5,306,902
------------------------------------------------------------------------------------

BIOTECHNOLOGY (0.3%)
Genentech                                             10,118(b)              771,498
------------------------------------------------------------------------------------

CHEMICALS (3.1%)
Air Products & Chemicals                              11,792               1,167,880
Dow Chemical                                          93,793               3,933,678
EI du Pont de Nemours & Co                            98,396               4,540,976
                                                                     ---------------
Total                                                                      9,642,534
------------------------------------------------------------------------------------

COMMERCIAL BANKS (0.9%)
US Bancorp                                            28,742                 951,073
Wachovia                                              27,209               1,169,986
Wells Fargo & Co                                      21,227                 688,392
                                                                     ---------------
Total                                                                      2,809,451
------------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)

COMMERCIAL SERVICES & SUPPLIES (0.4%)
Waste Management                                      33,794              $1,159,810
------------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT (0.2%)
Telefonaktiebolaget LM Ericsson ADR                   28,825(c)              705,060
------------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS (2.7%)
Hewlett-Packard                                       80,996               4,143,756
IBM                                                   38,646               4,064,786
Sun Microsystems                                          --(b)                    5
                                                                     ---------------
Total                                                                      8,208,547
------------------------------------------------------------------------------------

CONSTRUCTION & ENGINEERING (0.7%)
Fluor                                                 13,089               1,926,308
Insituform Technologies Cl A                          11,773(b)              152,931
                                                                     ---------------
Total                                                                      2,079,239
------------------------------------------------------------------------------------

CONSUMER FINANCE (--%)
Discover Financial Services                            5,414                  94,041
------------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (5.2%)
Bank of America                                      166,867               7,697,575
Citigroup                                            183,637               6,115,112
JPMorgan Chase & Co                                   47,549               2,169,185
                                                                     ---------------
Total                                                                     15,981,872
------------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (8.4%)
AT&T                                                 300,629              11,487,034
BT Group                                             365,304(c)            2,151,987
Deutsche Telekom ADR                                 228,565(c)            5,039,858
Telefonos de Mexico ADR Series L                      87,295(c)            3,253,485
Verizon Communications                                87,436               3,778,110
                                                                     ---------------
Total                                                                     25,710,474
------------------------------------------------------------------------------------

See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------

 12 RIVERSOURCE VALUE FUND -- 2007 SEMIANNUAL REPORT

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)

ELECTRIC UTILITIES (3.4%)
Duke Energy                                           39,026                $772,325
Edison Intl                                           15,823                 885,772
Exelon                                                25,103               2,035,100
FirstEnergy                                           26,321               1,804,568
FPL Group                                             43,083               3,005,469
Southern                                              52,106               1,960,228
                                                                     ---------------
Total                                                                     10,463,462
------------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT (1.1%)
ABB ADR                                              102,622(c)            3,015,034
Hubbell Cl B                                           9,362                 514,255
                                                                     ---------------
Total                                                                      3,529,289
------------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (5.4%)
Baker Hughes                                          46,549               3,736,487
BJ Services                                           30,220                 742,808
Halliburton                                          129,780               4,751,245
Schlumberger                                          39,230               3,666,044
Tenaris ADR                                           15,376(c)              725,440
Transocean                                            22,861(b)            3,138,548
                                                                     ---------------
Total                                                                     16,760,572
------------------------------------------------------------------------------------

FOOD & STAPLES RETAILING (0.5%)
Wal-Mart Stores                                       35,027               1,677,793
------------------------------------------------------------------------------------

FOOD PRODUCTS (0.5%)
Kraft Foods Cl A                                      48,901               1,689,530
------------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (1.2%)
CIGNA                                                 24,203               1,297,523
Health Net                                            18,650(b)              906,017
Humana                                                19,408(b)            1,494,998
                                                                     ---------------
Total                                                                      3,698,538
------------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (0.4%)
Royal Caribbean Cruises                               33,965               1,377,620
------------------------------------------------------------------------------------

HOUSEHOLD DURABLES (0.4%)
Whirlpool                                             14,017               1,134,816
------------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES (5.6%)
3M                                                    34,882               2,904,275
General Electric                                     289,355              11,079,403
McDermott Intl                                        57,685(b)            3,016,926
                                                                     ---------------
Total                                                                     17,000,604
------------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)

INSURANCE (14.4%)
ACE                                                   94,992(c)           $5,683,371
Allstate                                              49,210               2,515,615
American Intl Group                                   41,568               2,416,348
Aon                                                   61,955               3,095,891
Axis Capital Holdings                                 43,434(c)            1,656,573
Endurance Specialty Holdings                          47,516(c)            1,919,171
Everest Re Group                                       6,931(c)              727,270
Lincoln Natl                                          31,392               1,932,805
Loews                                                 98,756               4,719,549
Marsh & McLennan Companies                           126,062               3,166,677
Montpelier Re Holdings                                72,120(c)            1,249,118
PartnerRe                                             12,942(c)            1,068,621
RenaissanceRe Holdings                                28,413(c)            1,679,492
Safeco                                                24,953               1,440,038
Travelers Companies                                  115,061               6,110,891
XL Capital Cl A                                       80,742(c)            4,725,829
                                                                     ---------------
Total                                                                     44,107,259
------------------------------------------------------------------------------------

IT SERVICES (0.4%)
Computer Sciences                                     14,260(b)              753,213
Electronic Data Systems                               27,756                 562,337
                                                                     ---------------
Total                                                                      1,315,550
------------------------------------------------------------------------------------

LEISURE EQUIPMENT & PRODUCTS (0.4%)
Eastman Kodak                                         55,427               1,301,426
------------------------------------------------------------------------------------

MACHINERY (9.0%)
Caterpillar                                          115,413               8,298,195
Deere & Co                                            32,304               5,549,827
Eaton                                                 39,081               3,490,324
Illinois Tool Works                                   44,672               2,479,296
Ingersoll-Rand Cl A                                   82,807(c)            4,276,153
Parker Hannifin                                       41,281               3,278,950
                                                                     ---------------
Total                                                                     27,372,745
------------------------------------------------------------------------------------

MEDIA (0.3%)
Idearc                                                 7,522                 142,316
RH Donnelley                                          14,945(b)              663,857
Time Warner                                           15,492                 267,392
                                                                     ---------------
Total                                                                      1,073,565
------------------------------------------------------------------------------------

METALS & MINING (0.4%)
Alcoa                                                 36,368               1,322,704
------------------------------------------------------------------------------------

                             See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------

                            RIVERSOURCE VALUE FUND -- 2007 SEMIANNUAL REPORT  13

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)

MULTILINE RETAIL (0.2%)
Macy's                                                24,304                $720,614
------------------------------------------------------------------------------------

MULTI-UTILITIES (0.8%)
Dominion Resources                                    33,850               1,598,735
NiSource                                              54,796               1,014,274
                                                                     ---------------
Total                                                                      2,613,009
------------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (9.9%)
Anadarko Petroleum                                    19,753               1,118,020
Apache                                                14,915               1,443,623
BP ADR                                                53,009(c)            3,855,875
Chevron                                               69,365               6,088,166
ConocoPhillips                                        67,371               5,392,375
Devon Energy                                           6,658                 551,349
EnCana                                                13,245(c)              864,236
Marathon Oil                                          73,351               4,100,321
Petroleo Brasileiro ADR                               37,116(c)            3,574,271
Pioneer Natural Resources                             20,565                 916,582
Spectra Energy                                        23,188                 571,352
Total ADR                                             23,246(c)            1,881,066
                                                                     ---------------
Total                                                                     30,357,236
------------------------------------------------------------------------------------

PAPER & FOREST PRODUCTS (1.5%)
Intl Paper                                            93,926               3,170,003
Weyerhaeuser                                          21,941               1,605,642
                                                                     ---------------
Total                                                                      4,775,645
------------------------------------------------------------------------------------

PHARMACEUTICALS (6.3%)
Abbott Laboratories                                   36,347               2,090,316
Bristol-Myers Squibb                                  49,011               1,452,196
Eli Lilly & Co                                        28,644               1,516,700
Johnson & Johnson                                     43,975               2,978,867
Merck & Co                                            72,581               4,308,407
Pfizer                                               133,328               3,167,873
Schering-Plough                                       55,180               1,727,134
Wyeth                                                 40,947               2,010,498
                                                                     ---------------
Total                                                                     19,251,991
------------------------------------------------------------------------------------

ROAD & RAIL (0.3%)
Burlington Northern Santa Fe                           5,938                 495,942
Union Pacific                                          4,299                 542,276
                                                                     ---------------
Total                                                                      1,038,218
------------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (3.2%)
Intel                                                242,521              $6,324,948
STMicroelectronics                                    92,899(c)            1,413,923
Taiwan Semiconductor Mfg ADR                         202,786(c)            2,011,637
                                                                     ---------------
Total                                                                      9,750,508
------------------------------------------------------------------------------------

SOFTWARE (1.5%)
Microsoft                                            135,687               4,559,083
------------------------------------------------------------------------------------

THRIFTS & MORTGAGE FINANCE (0.9%)
Fannie Mae                                            75,805               2,912,428
------------------------------------------------------------------------------------

TOBACCO (3.9%)
Altria Group                                          70,028               5,431,372
Loews-Carolina Group                                  75,462(e)            6,712,345
                                                                     ---------------
Total                                                                     12,143,717
------------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES (0.8%)
Sprint Nextel                                        160,364               2,488,849
------------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $298,069,550)                                                    $305,480,746
------------------------------------------------------------------------------------

MONEY MARKET FUND (1.0%)
                                                  SHARES                    VALUE(A)
RiverSource Short-Term Cash Fund                   3,144,981(d)           $3,144,981
------------------------------------------------------------------------------------

TOTAL MONEY MARKET FUND
(Cost: $3,144,981)                                                        $3,144,981
------------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $301,214,531)(f)                                                 $308,625,727
====================================================================================

See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------

 14 RIVERSOURCE VALUE FUND -- 2007 SEMIANNUAL REPORT

NOTES TO PORTFOLIO OF INVESTMENTS

(a) Securities are valued by using procedures described in Note 1 to the financial statements.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At Nov. 30, 2007, the value of foreign securities represented 16.7% of net assets.

(d)  Affiliated Money Market Fund - See Note 5 to the financial statements.

(e) Shareholders of tracking stocks have a financial interest only in a unit or division of the company. Unlike the common stock of the company itself, a tracking stock usually has limited or no voting rights. In the event of a company's liquidation, tracking stock shareholders typically do not have a legal claim on the company's assets.

(f) At Nov. 30, 2007, the cost of securities for federal income tax purposes was approximately $301,215,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                            $15,027,000
Unrealized depreciation                                             (7,616,000)
------------------------------------------------------------------------------
Net unrealized appreciation                                         $7,411,000
------------------------------------------------------------------------------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------

                            RIVERSOURCE VALUE FUND -- 2007 SEMIANNUAL REPORT  15

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
NOV. 30, 2007 (UNAUDITED)

ASSETS
Investments in securities, at value
   Unaffiliated issuers (identified cost $298,069,550)         $305,480,746
   Affiliated money market fund (identified cost $3,144,981)      3,144,981
---------------------------------------------------------------------------
Total investments in securities (identified cost
   $301,214,531)                                                308,625,727
Capital shares receivable                                            40,433
Dividends receivable                                                449,552
Receivable for investment securities sold                         1,088,074
---------------------------------------------------------------------------
Total assets                                                    310,203,786
---------------------------------------------------------------------------
LIABILITIES
Capital shares payable                                              355,778
Payable for investment securities purchased                       1,365,431
Accrued investment management services fee                            5,026
Accrued distribution fee                                             57,384
Accrued transfer agency fee                                             140
Accrued administrative services fee                                     503
Accrued plan administration services fee                                 27
Other accrued expenses                                               51,188
---------------------------------------------------------------------------
Total liabilities                                                 1,835,477
---------------------------------------------------------------------------
Net assets applicable to outstanding capital stock             $308,368,309
===========================================================================
REPRESENTED BY
Capital stock - $.01 par value                                 $    559,306
Additional paid-in capital                                      218,095,912
Undistributed net investment income                               3,119,117
Accumulated net realized gain (loss)                             79,182,778
Unrealized appreciation (depreciation) on investments             7,411,196
---------------------------------------------------------------------------
Total - representing net assets applicable to outstanding
   capital stock                                               $308,368,309
===========================================================================

Net assets applicable to outstanding
   shares:                                 Class A                             $186,547,260
                                           Class B                             $ 68,582,738
                                           Class C                             $  5,938,247
                                           Class I                             $ 47,172,720
                                           Class R4                            $    127,344
Net asset value per share of outstanding
   capital stock:                          Class A shares(1)     33,624,852    $       5.55
                                           Class B shares        12,763,170    $       5.37
                                           Class C shares         1,102,205    $       5.39
                                           Class I shares         8,417,606    $       5.60
                                           Class R4 shares           22,784    $       5.59
-------------------------------------------------------------------------------------------

(1) The maximum offering price per share for Class A is $5.89. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 5.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.

--------------------------------------------------------------------------------

 16 RIVERSOURCE VALUE FUND -- 2007 SEMIANNUAL REPORT

STATEMENT OF OPERATIONS
SIX MONTHS ENDED NOV. 30, 2007 (UNAUDITED)

INVESTMENT INCOME
Income:
Dividends                                                       $  3,480,315
Interest                                                               3,418
Income distributions from affiliated money market fund               143,087
Fee income from securities lending                                     6,437
      Less foreign taxes withheld                                    (35,360)
----------------------------------------------------------------------------
Total income                                                       3,597,897
----------------------------------------------------------------------------
Expenses:
Investment management services fee                                 1,080,966
Distribution fee
      Class A                                                        252,777
      Class B                                                        383,381
      Class C                                                         31,354
Transfer agency fee
      Class A                                                        193,510
      Class B                                                         77,535
      Class C                                                          6,168
      Class R4                                                            32
Administrative services fee                                          100,597
Plan administration services fee - Class R4                              161
Compensation of board members                                          3,023
Custodian fees                                                        37,180
Printing and postage                                                  39,945
Registration fees                                                      4,290
Professional fees                                                     17,993
Other                                                                  8,986
----------------------------------------------------------------------------
Total expenses                                                     2,237,898
      Expenses waived/reimbursed by the Investment Manager
         and its affiliates                                          (98,027)
----------------------------------------------------------------------------
                                                                   2,139,871
      Earnings and bank fee credits on cash balances                  (9,845)
----------------------------------------------------------------------------
Total net expenses                                                 2,130,026
----------------------------------------------------------------------------
Investment income (loss) - net                                     1,467,871
----------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) - NET
Net realized gain (loss) on:
   Security transactions                                          38,298,642
   Foreign currency transactions                                     (15,566)
----------------------------------------------------------------------------
Net realized gain (loss) on investments                           38,283,076
Net change in unrealized appreciation (depreciation) on
   investments                                                   (46,747,829)
----------------------------------------------------------------------------
Net gain (loss) on investments                                    (8,464,753)
----------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                                   $ (6,996,882)
============================================================================

The accompanying Notes to Financial Statements are an integral part of this statement.

--------------------------------------------------------------------------------

                            RIVERSOURCE VALUE FUND -- 2007 SEMIANNUAL REPORT  17

STATEMENTS OF CHANGES IN NET ASSETS

                                                        SIX MONTHS ENDED     YEAR ENDED
                                                         NOV. 30, 2007      MAY 31, 2007
                                                          (UNAUDITED)
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) - net                            $  1,467,871      $  3,756,218
Net realized gain (loss) on investments                     38,283,076        65,397,320
Net change in unrealized appreciation (depreciation)
   on investments                                          (46,747,829)       (4,457,241)
----------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                               (6,996,882)       64,696,297
----------------------------------------------------------------------------------------
Distributions to shareholders from:
   Net investment income
      Class A                                                       --        (2,621,795)
      Class B                                                       --          (323,363)
      Class C                                                       --           (26,882)
      Class I                                                       --        (1,259,994)
      Class R4                                                      --            (1,804)
Net realized gain
      Class A                                                       --       (21,934,191)
      Class B                                                       --        (9,650,623)
      Class C                                                       --          (703,907)
      Class I                                                       --        (7,790,702)
      Class R4                                                      --           (12,825)
----------------------------------------------------------------------------------------
Total distributions                                                 --       (44,326,086)
----------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Proceeds from sales
   Class A shares                                           11,198,581        17,996,851
   Class B shares                                            1,222,808         4,124,148
   Class C shares                                              160,138           485,563
   Class I shares                                            1,885,349        14,671,458
   Class R4 shares                                               2,677             4,000
Reinvestment of distributions at net asset value
   Class A shares                                                   --        24,148,404
   Class B shares                                                   --         9,852,057
   Class C shares                                                   --           695,151
   Class I shares                                                   --         9,050,053
   Class R4 shares                                                  --            13,283
Payments for redemptions
   Class A shares                                          (32,017,730)      (63,395,028)
   Class B shares                                          (19,906,308)      (35,659,430)
   Class C shares                                             (656,586)       (2,087,352)
   Class I shares                                          (14,023,097)      (55,294,600)
   Class R4 shares                                                  --           (15,148)
----------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share
   transactions                                            (52,134,168)      (75,410,590)
----------------------------------------------------------------------------------------
Total increase (decrease) in net assets                    (59,131,050)      (55,040,379)
Net assets at beginning of period                          367,499,359       422,539,738
----------------------------------------------------------------------------------------
Net assets at end of period                               $308,368,309      $367,499,359
========================================================================================
Undistributed net investment income                       $  3,119,117      $  1,651,246
----------------------------------------------------------------------------------------

The accompanying Notes to Financial Statements are an integral part of this statement.

--------------------------------------------------------------------------------

 18 RIVERSOURCE VALUE FUND -- 2007 SEMIANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS

(Unaudited as to Nov. 30, 2007)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

RiverSource Value Fund (the Fund) is a series of RiverSource Managers Series, Inc. and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. RiverSource Managers Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the Board. The Fund's assets primarily are invested in equity securities.

The Fund offers Class A, Class B, Class C, Class I and Class R4 shares.

-  Class A shares are sold with a front-end sales charge.

- Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares during the ninth year of ownership.

-  Class C shares may be subject to a CDSC.

- Class I and Class R4 shares are sold without a front-end sales charge or CDSC and are offered to qualifying institutional investors.

At Nov. 30, 2007, RiverSource Investments, LLC (the Investment Manager) and the affiliated funds-of-funds owned 100% of Class I shares.

All classes of shares have identical voting, dividend and liquidation rights. Class specific expenses (e.g., distribution and service fees, transfer agency fees, plan administration services fees) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

The Fund's significant accounting policies are summarized below:

USE OF ESTIMATES

Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

VALUATION OF SECURITIES

All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. The procedures adopted by the Board of Directors of the

--------------------------------------------------------------------------------

                            RIVERSOURCE VALUE FUND -- 2007 SEMIANNUAL REPORT  19
funds generally contemplate the use of fair valuation in the event that price quotations or valuations are not readily available, price quotations or valuations from other sources are not reflective of market value and thus deemed unreliable, or a significant event has occurred in relation to a security or class of securities (such as foreign securities) that is not reflected in price quotations or valuations from other sources. A fair value price is a good faith estimate of the value of a security at a given point in time.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange, including significant movements in the U.S. market after foreign exchanges have closed. Accordingly, in those situations, Ameriprise Financial, Inc. (Ameriprise Financial), parent company of the Investment Manager, as administrator to the Fund, will fair value foreign securities pursuant to procedures adopted by the Board of Directors of the funds, including utilizing a third party pricing service to determine these fair values. These procedures take into account multiple factors, including movements in the U.S. securities markets, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange.

Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

OPTION TRANSACTIONS

To produce incremental earnings, protect gains, and facilitate buying and selling of securities for investments, the Fund may buy and write options traded on any U.S. or foreign exchange or in the over-the-counter market where completing the obligation depends upon the credit standing of the other party. Cash collateral may be collected by the Fund to secure certain over-the-counter options trades. Cash collateral held by the Fund for such option trades must be returned to the counterparty upon closure, exercise or expiration of the contract. The Fund also may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Fund will realize a

--------------------------------------------------------------------------------

 20 RIVERSOURCE VALUE FUND -- 2007 SEMIANNUAL REPORT gain or loss when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid. During the six month ended Nov. 30, 2007, the Fund had no outstanding option contracts.

FUTURES TRANSACTIONS

To gain exposure to or protect itself from market changes, the Fund may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Fund also may buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Futures are valued daily based upon the last sale price at the close of market on the principal exchange on which they are traded. Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. At Nov. 30, 2007, the Fund had no outstanding futures contracts.

FOREIGN CURRENCY TRANSLATIONS AND FORWARD FOREIGN CURRENCY CONTRACTS

Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the Statement of operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

The Fund may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Fund is subject to the credit risk that the other party will not complete its contract obligations. At Nov. 30, 2007, the Fund had no outstanding forward foreign currency contracts.

--------------------------------------------------------------------------------

                            RIVERSOURCE VALUE FUND -- 2007 SEMIANNUAL REPORT  21

GUARANTEES AND INDEMNIFICATIONS

Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

FEDERAL TAXES

The Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income or excise taxes is thus required.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of deferred losses on certain futures contracts, the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

RECENT ACCOUNTING PRONOUNCEMENTS

On Sept. 20, 2006, the Financial Accounting Standards Board (FASB) released Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" (SFAS 157). SFAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of SFAS 157 is required for fiscal years beginning after Nov. 15, 2007 and interim periods within those fiscal years. The impact of SFAS 157 on the Fund's financial statements is being evaluated.

In June 2006, the FASB issued FASB Interpretation 48 (FIN 48), "Accounting for Uncertainty in Income Taxes." FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement 109, "Accounting for Income Taxes." FIN 48 prescribes a two-step process to recognize and measure a tax position taken or expected to be taken in a tax return. The first step is to determine whether a tax position has met the more-likely-than-not recognition threshold and the second step is to measure a tax position that meets the threshold to determine the amount of benefit to recognize. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure, and transition. FIN 48 has been adopted by the Fund and there is no material impact on the Fund.

--------------------------------------------------------------------------------

 22 RIVERSOURCE VALUE FUND -- 2007 SEMIANNUAL REPORT

DIVIDENDS TO SHAREHOLDERS

An annual dividend from net investment income, declared and paid at the end of the calendar year, when available, is reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the income dividend.

OTHER

Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date and interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

2. EXPENSES AND SALES CHARGES

Under an Investment Management Services Agreement, the Investment Manager determines which securities will be purchased, held or sold. The management fee is a percentage of the Fund's average daily net assets that decline from 0.73% to 0.60% annually as the Fund's assets increase. The fee may be adjusted upward or downward by a performance incentive adjustment determined monthly by measuring the percentage difference over a rolling 12-month period between the performance of one Class A share of the Fund and the change to the Lipper Large-Cap Value Funds Index. In certain circumstances, the Board may approve a change in the index. The maximum adjustment is 0.12% per year. If the performance difference is less than 0.50%, the adjustment will be zero. The adjustment decreased the fee by $142,961 for the six months ended Nov. 30, 2007. The management fee for the six months ended Nov. 30, 2007, was 0.64% of the Fund's average daily net assets, including an adjustment under the terms of the performance incentive arrangement.

Until Nov. 16, 2007, RiverSource Value Fund was subadvised by Lord, Abbett & Co. LLC. Since Nov. 16, 2007, RiverSource Investments has solely managed the Fund.

Under an Administrative Services Agreement, the Fund pays Ameriprise Financial a fee for administration and accounting services at a percentage of the Fund's average daily net assets that declines from 0.06% to 0.03% annually as the Fund's assets increase. The fee for the six months ended, Nov. 30, 2007, was 0.06% of the Fund's average daily net assets.

Other expenses in the amount of $1,293 are for, among other things, certain expenses of the Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board.

Compensation of Board members includes, for a former Board Chair, compensation as well as retirement benefits. Certain other aspects of a former

--------------------------------------------------------------------------------

                            RIVERSOURCE VALUE FUND -- 2007 SEMIANNUAL REPORT  23

Board Chair's compensation, including health benefits and payment of certain other expenses, are included under other expenses.

Under a Deferred Compensation Plan (the Plan), non-interested board members may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or other RiverSource funds. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Under a Transfer Agency Agreement, RiverSource Service Corporation (the Transfer Agent) maintains shareholder accounts and records. The Fund pays the Transfer Agent an annual fee per shareholder account for this service as follows:

-  Class A $19.50

-  Class B $20.50

-  Class C $20.00

The Fund pays the Transfer Agent an annual asset-based fee at a rate of 0.05% of the Fund's average daily net assets attributable to Class R4 shares.

The Transfer Agent charges an annual fee of $5 per inactive account, charged on a pro rata basis for 12 months from the date the account becomes inactive. These fees are included in the transfer agency fees on the Statement of operations.

Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund's average daily net assets attributable to Class R4 shares for the provision of various administrative, recordkeeping, communication and educational services.

The Fund has an agreement with RiverSource Distributors, Inc. (the Distributor) for distribution and shareholder services. Prior to Oct. 1, 2007, Ameriprise Financial Services, Inc. also served as a principal underwriter and distributor to the Fund. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class A shares and a fee at an annual rate of up to 1.00% of the Fund's average daily net assets attributable to Class B and Class C shares.

Sales charges received by the Distributor for distributing Fund shares were $54,089 for Class A, $32,222 for Class B and $185 for Class C for the six months ended Nov. 30, 2007.

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). Because the acquired funds have varied expense and fee levels and the

--------------------------------------------------------------------------------

 24 RIVERSOURCE VALUE FUND -- 2007 SEMIANNUAL REPORT

Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.

For the six months ended Nov. 30, 2007, the Investment Manager and its affiliates waived/reimbursed certain fees and expenses such that net expenses (excluding fees and expenses of acquired funds) were 1.15% for Class A, 1.90% for Class B, 1.90% for Class C, 0.75% for Class I and 0.77% for Class R4. Of these waived/reimbursed fees and expenses, the transfer agency fees at the class level were $51,955, $20,028, $1,611 and $26 for Class A, Class B, Class C and Class R4, respectively and the plan administration services fee at the class level was $161 for Class R4. The management fees at the Fund level were $24,246. In addition, the Investment Manager and its affiliates have contractually agreed to waive certain fees and expenses until May 31, 2008, such that net expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment, will not exceed 1.23% for Class A, 1.99% for Class B, 1.99% for Class C, 0.84% for Class I and 1.10% for Class R4 of the Fund's average daily net assets, unless sooner terminated at the discretion of the Board.

During the six months ended Nov. 30, 2007, the Fund's transfer agency fees were reduced by $9,845 as a result of bank fee credits from overnight cash balances.

The Fund pays custodian fees to Ameriprise Trust Company, a subsidiary of Ameriprise Financial.

3. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $356,680,518 and $403,523,716, respectively, for the six months ended Nov. 30, 2007. Realized gains and losses are determined on an identified cost basis.

Income from securities lending amounted to $6,437 for the six months ended Nov. 30, 2007. Expenses paid to the Investment Manager were $406 for the six months ended Nov. 30, 2007, which are included in other expenses on the Statement of operations. The risks to the Fund of securities lending are that the borrower may not provide additional collateral when required or return the securities when due.

--------------------------------------------------------------------------------

                            RIVERSOURCE VALUE FUND -- 2007 SEMIANNUAL REPORT  25

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the periods indicated are as follows:

                                                SIX MONTHS ENDED NOV. 30, 2007
                                             ISSUED FOR
                                             REINVESTED                             NET
                                 SOLD       DISTRIBUTIONS     REDEEMED      INCREASE (DECREASE)
-----------------------------------------------------------------------------------------------
Class A                        1,953,211             --       (5,717,437)        (3,764,226)
Class B                          224,967             --       (3,608,767)        (3,383,800)
Class C                           29,295             --         (120,702)           (91,407)
Class I                          333,579             --       (2,461,588)        (2,128,009)
Class R4                             475             --               --                475
-----------------------------------------------------------------------------------------------

                                                   YEAR ENDED MAY 31, 2007
                                             ISSUED FOR
                                             REINVESTED                             NET
                                 SOLD       DISTRIBUTIONS     REDEEMED      INCREASE (DECREASE)
-----------------------------------------------------------------------------------------------
Class A                        3,328,764      4,522,173      (11,528,629)        (3,677,692)
Class B                          770,235      1,890,990       (6,726,682)        (4,065,457)
Class C                           90,619        133,171         (388,656)          (164,866)
Class I                        2,649,001      1,685,298       (9,867,033)        (5,532,734)
Class R4                             696          2,478           (2,758)               416
-----------------------------------------------------------------------------------------------

5. AFFILIATED MONEY MARKET FUND

The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The cost of the Fund's purchases and proceeds from sales of shares of the RiverSource Short-Term Cash Fund aggregated $74,303,402 and $82,566,096, respectively, for the six months ended Nov. 30, 2007.

6. BANK BORROWINGS

The Fund has entered into a revolving credit facility with a syndicate of banks headed by JPMorgan Chase Bank, N.A. (JPMCB), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility became effective on Oct. 18, 2007, replacing a prior credit facility. The credit facility agreement, which is a collective agreement between the Fund and certain other RiverSource funds, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each Fund based on its borrowings at a rate equal to the federal funds rate plus 0.30%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.06% per annum. Under the prior credit facility, a Fund paid interest on its outstanding borrowings at a rate

--------------------------------------------------------------------------------

 26 RIVERSOURCE VALUE FUND -- 2007 SEMIANNUAL REPORT equal to either the higher of the federal funds effective rate plus 0.40% or the JPMCB Prime Commercial Lending Rate. The Fund had no borrowings during the six months ended Nov. 30, 2007.

7. SUBSEQUENT EVENT

The Board of Directors of RiverSource Value Fund has approved in principle the proposed merger of the Fund into RiverSource Diversified Equity Income Fund. At a Special Meeting of Shareholders scheduled to be held on Jan. 29, 2008, shareholders who owned shares on Nov. 30, 2007 will vote on the proposal. If approved, the merger is anticipated to take place in the first quarter of 2008.

8. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc., was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota. In response to defendants' motion to dismiss the complaint, the Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals on August 8, 2007.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), the parent company of RiverSource Investments, LLC (RiverSource Investments), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce
(MDOC) related to market timing activities. In connection with these matters, the SEC and MDOC issued orders (the Orders) alleging that AEFC violated certain provisions of the federal and Minnesota securities laws by failing to adequately disclose market timing activities by allowing certain identified market timers to continue to market time contrary to disclosures in mutual fund and variable annuity product prospectuses. The Orders also alleged that AEFC failed to implement procedures to detect and prevent market timing in 401(k) plans for employees of AEFC and related companies and failed to adequately disclose that there were no such procedures. Pursuant to the MDOC Order, the MDOC also

--------------------------------------------------------------------------------

                            RIVERSOURCE VALUE FUND -- 2007 SEMIANNUAL REPORT  27
alleged that AEFC allowed inappropriate market timing to occur by failing to have written policies and procedures and failing to properly supervise its employees.

As a result of the Orders, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. Pursuant to the terms of the Orders, AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to make presentations at least annually to its board of directors and the relevant mutual funds' board that include an overview of policies and procedures to prevent market timing, material changes to these policies and procedures and whether disclosures related to market timing are consistent with the SEC order and federal securities laws. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. In addition, AEFC agreed to complete and submit to the MDOC a compliance review of its procedures regarding market timing within one year of the MDOC Order, including a summary of actions taken to ensure compliance with applicable laws and regulations and certification by a senior officer regarding compliance and supervisory procedures.

Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Boards of Directors/Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts

--------------------------------------------------------------------------------

 28 RIVERSOURCE VALUE FUND -- 2007 SEMIANNUAL REPORT with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

--------------------------------------------------------------------------------

                            RIVERSOURCE VALUE FUND -- 2007 SEMIANNUAL REPORT  29

9. FINANCIAL HIGHLIGHTS

The tables below show certain important financial information for evaluating the Fund's results.

CLASS A

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED MAY 31,           2007(I)         2007              2006              2005              2004
Net asset value, beginning of period     $5.66       $5.40             $5.36             $5.00             $4.19
----------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)               .03(b)       .06              .04               .02               .01
Net gains (losses) (both realized
 and unrealized)                          (.14)        .86               .60               .36               .81
----------------------------------------------------------------------------------------------------------------
Total from investment operations          (.11)        .92               .64               .38               .82
----------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income        --        (.07)             (.04)             (.02)             (.01)
Distributions from realized gains           --        (.59)             (.56)               --                --
----------------------------------------------------------------------------------------------------------------
Total distributions                         --        (.66)             (.60)             (.02)             (.01)
----------------------------------------------------------------------------------------------------------------
Net asset value, end of period           $5.55       $5.66             $5.40             $5.36             $5.00
----------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                $187        $212              $222              $267              $248
----------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(c),(d)             1.21%(e)     1.29%            1.26%             1.29%             1.38%
----------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(c),(d)             1.15%(e),(f)     1.22%(f)     1.26%             1.29%             1.37%(f)
----------------------------------------------------------------------------------------------------------------
Net investment income (loss)             1.01%(e)     1.06%             .85%              .72%              .37%
----------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                   108%         77%               46%               40%               34%
----------------------------------------------------------------------------------------------------------------
Total return(g)                         (1.94%)(h)    17.78%          12.41%             7.66%            19.56%
----------------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amount has been calculated using the average shares outstanding method.
(c) Expense ratio is before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e)  Adjusted to an annual basis.
(f) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(g)  Total return does not reflect payment of a sales charge.
(h)  Not annualized.
(i)  Six months ended Nov. 30, 2007 (Unaudited).

--------------------------------------------------------------------------------

 30 RIVERSOURCE VALUE FUND -- 2007 SEMIANNUAL REPORT

CLASS B

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED MAY 31,           2007(I)               2007              2006              2005              2004
Net asset value, beginning of period     $5.51             $5.26             $5.25             $4.91             $4.14
----------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)               .01(b)            .02               .01              (.02)             (.01)
Net gains (losses) (both realized
 and unrealized)                          (.15)              .84               .56               .36               .78
----------------------------------------------------------------------------------------------------------------------
Total from investment operations          (.14)              .86               .57               .34               .77
----------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income        --              (.02)               --                --                --
Distributions from realized gains           --              (.59)             (.56)               --                --
----------------------------------------------------------------------------------------------------------------------
Total distributions                         --              (.61)             (.56)               --                --
----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period           $5.37             $5.51             $5.26             $5.25             $4.91
----------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                 $69               $89              $106              $146              $154
----------------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(c),(d)             1.97%(e)          2.06%             2.02%             2.06%             2.14%
----------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(c),(d)             1.90%(e),(f)      1.99%(f)          2.02%             2.06%             2.13%(f)
----------------------------------------------------------------------------------------------------------------------
Net investment income (loss)              .25%(e)           .29%              .08%             (.06%)            (.40%)
----------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                   108%               77%               46%               40%               34%
----------------------------------------------------------------------------------------------------------------------
Total return(g)                         (2.54%)(h)        17.01%            11.46%             6.92%            18.60%
----------------------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amount has been calculated using the average shares outstanding method.
(c) Expense ratio is before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e)  Adjusted to an annual basis.
(f) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(g)  Total return does not reflect payment of a sales charge.
(h)  Not annualized.
(i)  Six months ended Nov. 30, 2007 (Unaudited).

--------------------------------------------------------------------------------

                            RIVERSOURCE VALUE FUND -- 2007 SEMIANNUAL REPORT  31

CLASS C

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED MAY 31,           2007(I)               2007              2006              2005              2004
Net asset value, beginning of period     $5.52             $5.27             $5.26             $4.92             $4.15
----------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)               .01(b)            .02               .01              (.02)             (.01)
Net gains (losses) (both realized
 and unrealized)                          (.14)              .84               .56               .36               .78
----------------------------------------------------------------------------------------------------------------------
Total from investment operations          (.13)              .86               .57               .34               .77
----------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income        --              (.02)               --                --                --
Distributions from realized gains           --              (.59)             (.56)               --                --
----------------------------------------------------------------------------------------------------------------------
Total distributions                         --              (.61)             (.56)               --                --
----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period           $5.39             $5.52             $5.27             $5.26             $4.92
----------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                  $6                $7                $7                $9                $9
----------------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(c),(d)             1.97%(e)          2.05%             2.02%             2.05%             2.14%
----------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(c),(d)             1.90%(e),(f)      1.98%(f)          2.02%             2.05%             2.13%(f)
----------------------------------------------------------------------------------------------------------------------
Net investment income (loss)              .29%(e)           .29%              .12%             (.05%)            (.39%)
----------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                   108%               77%               46%               40%               34%
----------------------------------------------------------------------------------------------------------------------
Total return(g)                         (2.36%)(h)        17.05%            11.44%             6.91%            18.55%
----------------------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amount has been calculated using the average shares outstanding method.
(c) Expense ratio is before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e)  Adjusted to an annual basis.
(f) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(g)  Total return does not reflect payment of a sales charge.
(h)  Not annualized.
(i)  Six months ended Nov. 30, 2007 (Unaudited).

--------------------------------------------------------------------------------

 32 RIVERSOURCE VALUE FUND -- 2007 SEMIANNUAL REPORT

CLASS I

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED MAY 31,           2007(J)               2007              2006              2005           2004(B)
Net asset value, beginning of period     $5.71             $5.44             $5.40             $5.02             $5.21
----------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)               .04(c)            .08               .07               .04               .03
Net gains (losses) (both realized
 and unrealized)                          (.15)              .88               .59               .38              (.22)
----------------------------------------------------------------------------------------------------------------------
Total from investment operations          (.11)              .96               .66               .42              (.19)
----------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income        --              (.10)             (.06)             (.04)               --
Distributions from realized gains           --              (.59)             (.56)               --                --
----------------------------------------------------------------------------------------------------------------------
Total distributions                         --              (.69)             (.62)             (.04)               --
----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period           $5.60             $5.71             $5.44             $5.40             $5.02
----------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                 $47               $60               $87               $48                $8
----------------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)              .77%(f)           .84%              .80%              .85%             1.03%(f)
----------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(e)              .75%(f),(g)       .84%              .80%              .85%              .93%(f),(g)
----------------------------------------------------------------------------------------------------------------------
Net investment income (loss)             1.39%(f)          1.44%             1.34%             1.24%             1.12%(f)
----------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                   108%               77%               46%               40%               34%
----------------------------------------------------------------------------------------------------------------------
Total return(h)                         (1.93%)(i)        18.36%            12.81%             8.36%            (3.65%)(i)
----------------------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from March 4, 2004 (inception date) to May 31, 2004.
(c) Per share amount has been calculated using the average shares outstanding method.
(d) Expense ratio is before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(h)  Total return does not reflect payment of a sales charge.
(i)  Not annualized.
(j)  Six months ended Nov. 30, 2007 (Unaudited).

--------------------------------------------------------------------------------

                            RIVERSOURCE VALUE FUND -- 2007 SEMIANNUAL REPORT  33

CLASS R4

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED MAY 31,           2007(I)               2007              2006              2005              2004
Net asset value, beginning of period     $5.69             $5.42             $5.38             $5.02             $4.21
----------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)               .04(b)            .07               .05               .03               .02
Net gains (losses) (both realized
 and unrealized)                          (.14)              .87               .59               .36               .80
----------------------------------------------------------------------------------------------------------------------
Total from investment operations          (.10)              .94               .64               .39               .82
----------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income        --              (.08)             (.04)             (.03)             (.01)
Distributions from realized gains           --              (.59)             (.56)               --                --
----------------------------------------------------------------------------------------------------------------------
Total distributions                         --              (.67)             (.60)             (.03)             (.01)
----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period           $5.59             $5.69             $5.42             $5.38             $5.02
----------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                 $--               $--               $--               $--               $--
----------------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(c),(d)             1.07%(e)          1.12%             1.07%             1.12%             1.22%
----------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(c),(d)              .77%(e),(f)      1.05%(f)          1.07%             1.12%             1.19%(f)
----------------------------------------------------------------------------------------------------------------------
Net investment income (loss)             1.38%(e)          1.23%             1.04%              .90%              .59%
----------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                  1.08%               77%               46%               40%               34%
----------------------------------------------------------------------------------------------------------------------
Total return(g)                         (1.76%)(h)        18.16%            12.48%             7.79%            19.59%
----------------------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amount has been calculated using the average shares outstanding method.
(c) Expense ratio is before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e)  Adjusted to an annual basis.
(f) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(g)  Total return does not reflect payment of a sales charge.
(h)  Not annualized.
(i)  Six months ended Nov. 30, 2007 (Unaudited).

--------------------------------------------------------------------------------

 34 RIVERSOURCE VALUE FUND -- 2007 SEMIANNUAL REPORT

PROXY VOTING

The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling RiverSource Funds at (888) 791-3380; contacting your financial institution; visiting riversource.com/funds; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting riversource.com/funds; or searching the website of the SEC at www.sec.gov.

CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

On April 12, 2007, Ernst & Young LLP was selected as the Fund's independent registered public accounting firm for the 2008 fiscal year. A majority of the Fund's Board of Directors, including a majority of the Independent Directors, approved the appointment of Ernst & Young LLP. The predecessor independent registered public accounting firm's reports on the Fund's financial statements for the year ended May 31, 2007 and the year ended May 31, 2006 contained no adverse opinion or disclaimer of opinion and were not qualified or modified as to uncertainty, audit scope or accounting principles. During such fiscal periods and through April 12, 2007 there were no disagreements between the Fund and the predecessor independent registered public accounting firm on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures, which such disagreements, if not resolved to the satisfaction of the predecessor independent registered public accounting firm, would have caused them to make reference to the subject matter of the disagreement in connection with their reports on the financial statements for such fiscal periods.

--------------------------------------------------------------------------------

                            RIVERSOURCE VALUE FUND -- 2007 SEMIANNUAL REPORT  35

     RIVERSOURCE(R) VALUE FUND

     734 Ameriprise Financial Center

     Minneapolis, MN 55474

     RIVERSOURCE.COM/FUNDS

                                        This report must be accompanied or preceded by
                                        the Fund's current prospectus. RiverSource(R)
                                        mutual funds are distributed by RiverSource
                                        Distributors, Inc., Member FINRA, and managed
                                        by RiverSource Investments, LLC. These
                                        companies are part of Ameriprise Financial,
                                        Inc.
       (RIVERSOURCE INVESTMENTS LOGO)   (C) 2008 RiverSource Distributors, Inc.                            S-6249 H (1/08)

Item 2. Code of Ethics. Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert. Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services. Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants. Not applicable.

Item 6. The complete schedule of investments is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable.

Item 10. Submission of matters to a vote of security holders. Not applicable.

Item 11. Controls and Procedures.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's Principal Financial Officer and Principal Executive Officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable for semi-annual reports.

(a)(2) Separate certification for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX.99.CERT.

(a)(3) Not applicable.

(b) A certification by the Registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(b) under the Investment Company Act of 1940, is attached as EX.99.906 CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                            RiverSource Managers Series, Inc.


By /s/ Patrick T. Bannigna
   ----------------------------------
   Patrick T. Bannigan
   President and Principal Executive Officer

Date February 1, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By /s/ Patrick T. Bannigan
   ----------------------------------
   Patrick T. Bannigan
   President and Principal Executive Officer

Date February 1, 2008


By /s/ Jeffrey P. Fox
   ----------------------------------
   Jeffrey P. Fox
   Treasurer and Principal Financial Officer

Date February 1, 2008